                        ANNUAL REPORT 1998
                        Metropolitan Series Fund, Inc.




                            [ARTWORK APPEARS HERE]








for use with
MetLife(R) Universal Life 2001 Policies

We are pleased to present the Metropolitan Series Fund, Inc. 1998 Annual Report for MetLife UL2001 policies. UL2001 (a variable universal life policy) provides you with:

             . life insurance protection for your beneficiaries and . the potential for tax-deferred growth of cash value.

UL2001 may be appropriate for individuals who need permanent life insurance and who want more control over where their net premiums are invested. You can choose from the Fixed Account and the ten investment divisions of the Separate Account, depending on your investment objective and risk tolerance.

The following chart illustrates the past performance of the UL2001 policy's investment divisions. When reviewing performance, keep in mind that the rates are based on historical experience and are not intended to suggest what future returns will be. These rates reflect the charges for fund management fees and direct fund expenses.

                              ------------------
                                MetLife UL2001
                              ------------------

                      Performance as of December 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                  Separate Account Average annual Rates of Return
---------------------------------------------------------------------------------------------------------------------
   Risk                                                                                                    Since
 Tolerance               Investment        Inception     Year to      One         Five        Ten        Inception
  Level                   Division           Date         Date**      Year        Years       Years    (of Portfolio)
---------------------------------------------------------------------------------------------------------------------
Conservative           State Street
to Moderate           Research Income       6/24/83       9.32%       9.32%        7.57%       9.63%       10.54%
---------------------------------------------------------------------------------------------------------------------
Moderate               State Street
                  Research Diversified      7/25/86      19.52%      19.52%       15.22%      14.36%       12.77%
---------------------------------------------------------------------------------------------------------------------
Moderate to              MetLife
Aggressive             Stock Index          5/01/90      28.23%      28.23%       23.56%        N/A        18.88%
---------------------------------------------------------------------------------------------------------------------
Moderately            State Street
Aggressive              Research
                          Growth            6/24/83      28.00%      28.00%       20.88%      18.63%       15.42%
---------------------------------------------------------------------------------------------------------------------
Moderately                Janus
Aggressive               Mid Cap            3/03/97      37.15%      37.15%         NA          NA         36.12%
---------------------------------------------------------------------------------------------------------------------
Aggressive            Loomis Sayles
                     High Yield Bond        3/03/97      -7.58%      -7.58%         NA          NA         -1.03%
---------------------------------------------------------------------------------------------------------------------
Aggressive        State Street Research
                    Aggressive Growth       4/29/88      13.33%      13.33%       10.53%      15.86%       15.30%
---------------------------------------------------------------------------------------------------------------------
Aggressive           T. Rowe Price
                    Small Cap Growth        3/03/97       3.45%       3.45%         NA          NA         11.93%
---------------------------------------------------------------------------------------------------------------------
Aggressive              Scudder
                     Global Equity          3/03/97      15.94%      15.94%         NA          NA         14.00%
---------------------------------------------------------------------------------------------------------------------
Aggressive             Santander
                   International Stock      5/01/91      22.55%      22.55%        4.47%        N/A         6.53%
---------------------------------------------------------------------------------------------------------------------

** Non-Annualized rates of return.

The rates do not reflect charges against premiums and monthly deductions, such
          ------
as the cost of insurance and mortality and expense risk. If these charges were included, the performance figures would be lower. Please refer to the hypothetical illustrations in the current UL 2001 prospectus which show the effect of these charges on performance. In addition, you may request a personalized illustration from your Registered Representative that will show the effect of these charges at an assumed rate of return. Performance above assumes the policy was in existence for the periods shown. UL 2001 policies were first offered on September 19, 1998.

An investor brochure is available describing NASD Regulation's Public Disclosure Program. You may obtain a brochure or learn more about this program by calling the NASD Regulation's Public Disclosure Program Hotline, toll-free, at 1-800-289-9999 or visiting its web site at www.nasd.com.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

LETTER FROM THE FUND'S CHAIRMAN AND PRESIDENT
--------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the December 31, 1998 Annual Report of the Metropolitan Series Fund, Inc. We have prefaced the Report with an overview of the U.S. and international economies during 1998. Details for each Portfolio, including a listing of assets, investments, and Portfolio characteristics, follow.

----------------------------------------
        ECONOMIC REVIEW
----------------------------------------
Since inflation continued to slow for both goods and services, the potential remained for further interest rate cuts by the Federal Reserve in 1999. Financial market volatility remained high, reflecting slow global growth and concerns over credit, earnings and foreign markets. During the fourth quarter, global markets calmed in response to U.S. Federal Reserve interest rate cuts and other reductions around the world. Nevertheless, economic trends remained less robust and a bias toward deflation in prices continued. The U.S. economy seems likely to slow in the coming quarters, as both consumers and business begin to retrench. Slower growth in jobs and income is expected. However, real spending may hold up better with declining prices.

----------------------------------------
        U.S. STOCK MARKET
----------------------------------------
The market, as measured by the S&P 500 Stock Price Index, rose more than 20 percent for an unprecedented fourth year in a row. However, that figure masked tremendous volatility that sent stocks soaring in the first quarter, down in the third quarter, and then back up. The market displayed divergent performance between large and small company stocks and also between growth and value stocks; large company stocks had strong performance, while small company stocks continued to lose ground, and growth stocks soared, while value stocks delivered only modest returns. Technology stocks were among the strongest performers, led by Internet companies that surprised even the most optimistic investors.

----------------------------------------
        U.S. BOND MARKET
----------------------------------------
Despite short-term interest rate cuts, the market continued to be extremely volatile. Many segments of the U.S. bond market drifted lower as investors sought bonds of the highest quality. Long-term U.S. Treasury bonds were the best performers in this environment. At year-end, the yield of 30-year Treasury bonds was above 5%, while 10-year bonds stood at 4.65%. High-yield and investment-grade corporate bond prices improved late in the year, and interest spreads narrowed from their peaks.

----------------------------------------
        INTERNATIONAL MARKETS
----------------------------------------
The major concerns overseas were Latin America, Asia, with emphasis on Japan and
China, and finally Russia.   In January 1999, Brazil allowed its currency to
float and the real dropped over 20% against the dollar. This devaluation, together with Brazil's need for fiscal contraction, could cause a further slowdown of economic growth in Latin America. Japan's economy needed, and still needs, to stabilize its bad debt and excess capacity in order to support the global economy. Russia remained in the midst of currency devaluation and debt default. The European Monetary Union, with its new euro, may reduce foreign countries' demand for U.S. dollars as a reserve currency.



Sincerely,

/s/ David A. Levene                     /s/ Christopher P. Nicholas

David A. Levene                         Christopher P. Nicholas
Chairman of the Board and Chief         President and Chief Operating Officer
Executive Officer

--------------------------------------------------------------------------------
Metropolitan Series, Fund, Inc.
--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
State Street Research Growth Portfolio................................ MDA-1
State Street Research Income Portfolio................................ MDA-2
State Street Research Money Market Portfolio.......................... MDA-3
State Street Research Diversified Portfolio........................... MDA-4
State Street Research Aggressive Growth Portfolio..................... MDA-5
MetLife Stock Index Portfolio......................................... MDA-6
Santander International Stock Portfolio............................... MDA-7
Loomis Sayles High Yield Bond Portfolio............................... MDA-8
Janus Mid Cap Portfolio............................................... MDA-9
T. Rowe Price Small Cap Growth Portfolio.............................. MDA-10
Scudder Global Equity Portfolio....................................... MDA-11
Harris Oakmark Large Cap Value Portfolio.............................. MDA-12
Neuberger&Berman Partners Large Cap Value Portfolio................... MDA-13
T. Rowe Price Large Cap Growth Portfolio.............................. MDA-14
Lehman Brothers Aggregate Bond Index Portfolio........................ MDA-15
Morgan Stanley EAFE Index Portfolio................................... MDA-16
Russell 2000 Index Portfolio.......................................... MDA-17

--------------------------------------------------------------------------------
       ANNUAL REPORT OF THE METROPOLITAN SERIES FUND AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------
Independent Auditors' Report.......................................... AUD-1
Schedule of Investments: State Street Research Growth Portfolio....... MSF-1
Schedule of Investments: State Street Research Income Portfolio....... MSF-3
Schedule of Investments: State Street Research Money Market            MSF-7
Portfolio.............................................................
Schedule of Investments: State Street Research Diversified Portfolio.. MSF-8
Schedule of Investments: State Street Research Aggressive Growth       MSF-14
Portfolio.............................................................
Schedule of Investments: MetLife Stock Index Portfolio................ MSF-16
Schedule of Investments: Santander International Stock Portfolio...... MSF-25
Industry Diversification: Santander International Stock Portfolio..... MSF-28
Schedule of Investments: Loomis Sayles High Yield Portfolio........... MSF-29
Schedule of Investments: Janus Mid Cap Portfolio...................... MSF-34
Schedule of Investments: T. Rowe Price Small Cap Growth Portfolio..... MSF-36
Schedule of Investments: Scudder Global Equity Portfolio.............. MSF-42
Industry Diversification: Scudder Global Equity Portfolio............. MSF-45
Schedule of Investments: Harris Oakmark Large Cap Value Portfolio..... MSF-46
Schedule of Investments: Neuberger&Berman Partners Large Cap Value.... MSF-47
Portfolio.............................................................
Schedule of Investments: T. Rowe Price Large Cap Growth Portfolio..... MSF-50
Schedule of Investments: Lehman Brothers Aggregate Bond Index          MSF-53
Portfolio.............................................................
Schedule of Investments: Morgan Stanley EAFE Index Portfolio.......... MSF-56
Industry Diversification: Morgan Stanley EAFE Index Portfolio......... MSF-69
Schedule of Investments: Russell 2000 Index Portfolio................. MSF-70
Statement of Assets and Liabilities................................... MSF-99
Statement of Operations............................................... MSF-103
Statement of Changes in Net Assets.................................... MSF-109
Financial Highlights: State Street Research Growth Portfolio.......... MSF-112
Financial Highlights: State Street Research Income Portfolio.......... MSF-113
Financial Highlights: State Street Research Money Market Portfolio.... MSF-114
Financial Highlights: State Street Research Diversified Portfolio..... MSF-115
Financial Highlights: State Street Research Aggressive Growth          MSF-116
Portfolio.............................................................
Financial Highlights: MetLife Stock Index Portfolio................... MSF-117
Financial Highlights: Santander International Stock Portfolio......... MSF-118
Financial Highlights: Loomis Sayles High Yield Portfolio.............. MSF-119
Financial Highlights: Janus Mid Cap Portfolio......................... MSF-119
Financial Highlights: T. Rowe Price Small Cap Growth Portfolio........ MSF-119
Financial Highlights: Scudder Global Equity Portfolio................. MSF-119
Financial Highlights: Harris Oakmark Large Cap Value Portfolio........ MSF-120
Financial Highlights: Neuberger & Berman Partners Large Cap Value      MSF-120
Portfolio.............................................................
Financial Highlights: T. Rowe Price Large Cap Growth Portfolio........ MSF-120
Financial Highlights: Lehman Brothers Aggregate Bond Index Portfolio.. MSF-120
Financial Highlights: Morgan Stanley EAFE Index Portfolio............. MSF-120
Financial Highlights: Russell 2000 Index Portfolio.................... MSF-120
Notes to Financial Statements December 31, 1998....................... MSF-121

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO

The Portfolio delivered very solid performance relative to its Lipper peer group for the 12-month period. This performance continued a 10-year record of
outstanding returns.   The focus on large company growth stocks paid off as
growth stocks outperformed value stocks by a wide margin during the year. The Portfolio's strategy to invest in companies that dominate their industries significantly helped performance.

Although market volatility was high, the Portfolio's performance remained solid. The manager maintained investment in companies whose business fundamentals were strong and where investors had confidence in earnings growth potential. Overall, investments in technology, telecommunications, financial services and retailing sectors drove performance. Defensive sectors such as utilities, foods and energy under-performed in the fourth quarter.

At year-end, the Portfolio seemed well positioned for the economic environment. The manager continued to look for companies with growth drivers and whose stocks can be purchased at reasonable prices.

---------------------------
   INVESTMENT OBJECTIVE
---------------------------

To achieve long-term growth of capital and income, and moderate current income.

---------------------------
  UNDERLYING INVESTMENTS
---------------------------

Invests primarily in equity securities of good quality where the stock price represents a good value based on considerations such as price to book value and price to earnings ratios.

        ----------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
        ----------------------------------------------------------------

                     Net Assets                  $3.1 billion

        ----------------------------------------------------------------
                                  COMPOSITION
        ----------------------------------------------------------------
                            Top Ten Equity Holdings

       Security                                 % of Total Net Assets
       --------                                 ---------------------
MCI WorldCom, Inc. .......................              3.45
General Electric Co. .....................              3.25
Tyco International Ltd. ..................              3.07
International Business Machines Corp......              2.48
Intel Corp. ..............................              2.44
BankAmerica Corp. ........................              2.38
Xerox Corp. ..............................              2.24
Bristol-Myers Squibb Co. .................              2.24
Federal National Mortgage Assoc ..........              2.21
Chase Manhattan Corp. ....................              2.08

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

        ----------------------------------------------------------------
                              PERFORMANCE SUMMARY
        ----------------------------------------------------------------

Comparison of change in value of a $10,000 investment in the State Street Research Growth Portfolio and the S&P 500 Index from 12/31/88 to 12/31/98.

                         Average Annual Total Returns

                            1yr.     5yr.     10yr.
                          28.18%    20.96%   18.59%

                           [LINE GRAPH APPEARS HERE]

                           State Street Research
                             Growth Portfolio        S&P 500 Index
        12/31/88                  10,000                10,000
        12/31/89                  13,664                13,163
        12/31/90                  12,504                12,754
        12/31/91                  16,641                16,631
        12/31/92                  18,565                17,895
        12/31/93                  21,239                19,695
        12/31/94                  20,548                19,955
        12/31/95                  27,356                27,445
        12/31/96                  33,424                33,742
        12/31/97                  42,904                44,995
        12/31/98                  54,995                57,864

The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

STATE STREET RESEARCH INCOME PORTFOLIO

The Portfolio continued to perform among the leaders of its Lipper peer group for the 12-month period. This record has continued over a decade of consistent, high performance, an example of the benefits to be found in bond investments.

Markets continued to be extremely volatile. U.S. Treasury bonds were the best performers, as investors sought refuge from concerns over Asia, international hedge funds, and the Russian debt crisis. Price spreads between high-yield and investment-grade corporate bonds narrowed off their peaks, an evidence of more confidence in the market. At year-end, yields of 30-year Treasuries backed up over 5%, with 10-year bonds at 4.65%, reflecting a lower inflationary mood in the economy.

In the fourth quarter, the manager added high quality holdings, primarily asset-backed and mortgage-backed securities, and reduced Treasury and investment-grade corporate holdings. The manager has maintained the Portfolio's interest rate sensitivity longer than market average, anticipating a possible further decline in interest rates. The overall credit quality of the Portfolio's holdings remains very high.
-----------------------------------
     INVESTMENT OBJECTIVE
-----------------------------------
To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital.
-----------------------------------
     UNDERLYING INVESTMENTS
-----------------------------------
Invests primarily in highly rated corporate and government bonds.
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
         --------------------------------------------------------------
                    Net Assets                  $526.9 million
                    Average Bond Quality                   AA+
         --------------------------------------------------------------
                              PERFORMANCE SUMMARY
         --------------------------------------------------------------
         Comparison of change in value of a $10,000 investment in the State Street Research Income Portfolio and the Lehman Brothers Aggregate Index from 12/31/88 to 12/31/98.

                         Average Annual Total Returns

                          1yr.       5yr.       10yr.

                         9.40%      7.58%       9.64%

                           [LINE GRAPH APPEARS HERE]


                    State Street Research
           Date       Income Portfolio      Lehman Brothers Aggregate Index
           ----       ----------------      -------------------------------
         12/31/88         10,000                        10,000
         12/31/89         11,335                        11,453
         12/31/90         12,471                        12,479
         12/31/91         14,629                        14,476
         12/31/92         15,641                        15,548
         12/31/93         17,418                        17,064
         12/31/94         16,870                        18,566
         12/31/95         20,168                        19,626
         12/31/96         20,894                        20,339
         12/31/97         22,948                        22,302
         12/31/98         25,104                        24,240


         The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-2

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

STATE STREET RESEARCH MONEY MARKET PORTFOLIO

The Portfolio continued to perform above the average of its Lipper peer group over the 12-month period. The Portfolio has maintained above average performance for over 10-years.

Yields declined sharply in 1998, following the Federal Reserve's three one-quarter point interest rate cuts during the third and fourth quarters. Growth in money fund assets accelerated in 1998 to their fastest rate in 10 years. Money fund assets increased by 27.5% industry-wide, more than $290 billion during the year, to a total of $1.35 trillion. Asset growth in mutual funds continued to be the dominant theme. At year-end, short-term interest rates were stable, as Federal Reserve monetary policy remained on hold. The Portfolio's weighted average maturity was 43 days. Maturity was shortened to take advantage of possible interest rate changes that could result from year-end Federal Reserve Fund pressure. The Portfolio's current target is in the average maturity range of 45 - 60 days.

The Portfolio continues to invest in high-quality, first-tier money market instruments such as corporate and domestic bank commericial paper, as well as the commercial paper of Canadian banks and provinces.
-----------------------------------
     INVESTMENT OBJECTIVE
-----------------------------------
To achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity.
-----------------------------------
     UNDERLYING INVESTMENTS
-----------------------------------
Invests primarily in short-term money market instruments with minimal credit risk. Instruments in this Portfolio are neither insured nor guaranteed by the United States Government.
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
         --------------------------------------------------------------
                    Net Assets                   $41.2 million
         --------------------------------------------------------------
                               PERFORMANCE SUMMARY
         --------------------------------------------------------------
         Comparison of change in value of a $10,000 investment in the State Street Research Money Market Portfolio and the IBC's Money Fund Averages(TM)/All Taxable 30 Day from 12/31/88 to 12/31/98.

                         Average Annual Total Returns
                           1 yr.     5 yr.     10 yr.
                          5.22%     4.97%     5.49%

                           [LINE GRAPH APPEARS HERE]

                                  Money Market    IBC's All Taxable
                                    Portfolio       30 Day Index
         12/31/88                    10,000            10,000
         12/31/89                    10,928            10,887
         12/31/90                    11,827            11,738
         12/31/91                    12,549            12,409
         12/31/92                    13,016            12,826
         12/31/93                    13,393            13,172
         12/31/94                    13,908            13,639
         12/31/95                    14,686            14,387
         12/31/96                    15,422            15,100
         12/31/97                    16,225            15,871
         12/31/98                    17,067            16,670

         The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-3

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

The Portfolio continued to perform in the top quarter of its Lipper peer group for the 12-month period. The Portfolio has maintained its top quarter performance for over 10-years.

The Portfolio's emphasis on large, growth-driven companies was rewarded; stocks from such companies outperformed value stocks by a wide margin during the year. Overall, investments in technology, telecommunications, financial services and retailing sectors drove performance. Defensive sectors such as utilities, foods and energy under-performed in the fourth quarter. In the volatile bond markets, U.S. Treasury bonds were the best performers, with investors seeking refuge from concerns over Asia, international hedge funds, and the Russian debt crisis.

In the fourth quarter, the manager added high quality holdings, primarily asset-backed and mortgage-backed securities, and reduced Treasury and investment-grade corporate holdings. The manager kept interest rate sensitivity longer than market average, anticipating a further decline in interest rates.
-----------------------------------
      INVESTMENT OBJECTIVE
-----------------------------------
To achieve a high total return while attempting to limit investment risk and preserve capital.
-----------------------------------
     UNDERLYING INVESTMENTS
-----------------------------------
Invests in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof.
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
         --------------------------------------------------------------
                     Net Assets                  $2.7 billion
       -------------------------------------------------------------------
                                  COMPOSITION
       -------------------------------------------------------------------
                            Top Ten Equity Holdings

            Security                                 % of Total Net Assets
            --------                                 ---------------------
       MCI WorldCom, Inc. ..................                  1.86
       General Electric Co. ................                  1.76
       Tyco International Ltd. .............                  1.67
       International Business Machines Corp.                  1.34
       Intel Corp. .........................                  1.33
       BankAmerica Corp. ...................                  1.29
       Xerox Corp. .........................                  1.22
       Federal National Mortgage Assoc .....                  1.21
       Bristol-Myers Squibb Co. ............                  1.20
       Chase Manhattan Corp. ...............                  1.14

       Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.
       -------------------------------------------------------------------
                              PERFORMANCE SUMMARY
       -------------------------------------------------------------------
       Comparison of change in value of a $10,000 investment in the State Street Research Diversified Portfolio, the S&P 500 Index, and the Lehman Brothers Aggregate Index from 12/31/88 to 12/31/98.

                         Average Annual Total Returns

                         1yr.       5yr.        10yr.

                        19.64%     15.26%      14.33%

                           [LINE GRAPH APPEARS HERE]

                        Diversified           S&P          Lehman Brothers
                         Portfolio         500 Index       Aggregate Index
                        -----------        ---------       ---------------
        12/31/88          10,000             10,000            10,000
        12/31/89          12,176             13,163            11,453
        12/31/90          12,175             12,754            12,479
        12/31/91          15,200             16,631            14,478
        12/31/92          16,642             17,896            15,548
        12/31/93          18,764             19,696            17,064
        12/31/94          18,189             19,955            18,566
        12/31/95          23,105             27,445            19,626
        12/31/96          26,459             33,742            20,339
        12/31/97          31,905             44,995            22,302
        12/31/98          38,171             57,864            24,240

       The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-4

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

Portfolio performance rose significantly in the final quarter, reversing the earlier losses of 1998, although finishing below the average of its Lipper peer group. The Portfolio made a strong recovery as the stock market rally finally broadened to include mid cap company stocks. All investment sectors rose, but technology and media stocks proved especially strong. Individual stock selection in the healthcare industry, however, held back performance.

The manager continued to focus on stocks of companies in the $1 - $10 billion asset range. Holdings emphasized earnings potential by focusing on companies with a history of solid business achievement and prospects for above-average earnings growth. Sectors or industries of interest included consumer products, technology, healthcare and business services. At year-end, the Portfolio held a lean selection of 73 stocks.

The manager believes that current market conditions, an environment of slow economic growth and low inflation, will be beneficial to the Portfolio's performance. Prospects are attractive for domestically oriented mid-size companies with good unit growth records.

-------------------------------
    INVESTMENT OBJECTIVE
-------------------------------

To achieve maximum capital appreciation.

-------------------------------
    UNDERLYING INVESTMENTS
-------------------------------

Invests primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

        ----------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
        ----------------------------------------------------------------

                     Net Assets                  $1.4 billion

        ----------------------------------------------------------------
                                  COMPOSITION
        ----------------------------------------------------------------

                            Top Ten Equity Holdings


     Security                                 % of Total Net Assets
     --------                                 ---------------------
America Online, Inc. .......................          2.50
Qwest Communications International, Inc. ...          2.47
Concord EFS, Inc. ..........................          2.30
Danaher Corp. ..............................          2.29
Sterling Commerce, Inc. ....................          2.26
Valassis Communications, Inc. ..............          2.26
Cendant Corp. ..............................          2.23
Outdoor Systems, Inc. ......................          2.21
Harley Davidson, Inc. ......................          2.16
Ascend Communications, Inc. ................          2.06

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

        ----------------------------------------------------------------
                              PERFORMANCE SUMMARY
        ----------------------------------------------------------------

Comparison of change in value of a $10,000 investment in the State Street Research Aggressive Growth Portfolio and the S&P 500 Index from 12/31/88 to 12/31/98.

                         Average Annual Total Returns

                            1yr.      5yr.     10yr.
                           13.69%    10.67%   15.94%

                           [LINE GRAPH APPEARS HERE]

                           State Street Research
                        Aggressive Growth Portfolio  S&P 500 Index
        12/31/88                10,000                  10,000
        12/31/89                13,094                  13,163
        12/31/90                11,739                  12,754
        12/31/91                19,535                  16,631
        12/31/92                21,564                  17,896
        12/31/93                26,443                  19,696
        12/31/94                25,946                  19,955
        12/31/95                33,599                  27,445
        12/31/96                36,194                  33,742
        12/31/97                38,607                  44,995
        12/31/98                43,893                  57,864

The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-5

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion And Analysis
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO

The total return for the Portfolio during 1998 was 28.2%. This return reflects gains in the Standard & Poor's 500 Index, which the Portfolio is designed to track. The year's gains resulted in an unprecedented fourth consecutive year
with returns exceeding 20%.   Operating earnings for companies in the index were
flat in 1998, compared with the prior year. Low inflation and interest rates, along with optimism about future earnings, helped move stock valuations higher. Much of 1998's price appreciation for the index was concentrated in larger, faster growing companies - particularly technology stocks.

The year's results included a sharp market decline between mid July and the end of August, but the fourth quarter turned in one of the best quarterly performances of the decade. Several fundamental developments gave investors confidence that the global financial problems of the third quarter would not continue. Congress gave the International Monetary Fund additional funding, Japan addressed its banking problems, and Brazil tried to adopt a plan to avoid a feared devaluation. Most importantly, the U.S. Federal Reserve and various foreign central banks reduced short-term interest rates. Also, merger activity reached a new, high level in 1998. This helped support stock prices, but it also mandated an unusually large number of changes in the composition of the S&P 500 Index.

----------------------------
   Investment Objective
----------------------------

To equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

----------------------------
  Underlying Investments
----------------------------

Invests in the common stock of companies which are included in the S&P 500
Index.

        ----------------------------------------------------------------
          Portfolio Composition & Total Return As Of December 31, 1998
        ----------------------------------------------------------------

                     Net Assets                  $3.1 billion

        ----------------------------------------------------------------
                                  Composition
        ----------------------------------------------------------------

                            Top Ten Equity Holdings



     Security                                 % of Total Net Assets
     --------                                 ---------------------
Microsoft Corp. ............................          3.45
General Electric Co. .......................          3.34
Intel Corp. ................................          1.97
Wal-Mart Stores, Inc. ......................          1.83
Exxon Corp. ................................          1.78
Merck & Co., Inc. ..........................          1.76
International Business Machines Corp........          1.72
Coca-Cola Co. ..............................          1.65
Pfizer, Inc. ...............................          1.63
Cisco Systems, Inc. ........................          1.46

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

        ----------------------------------------------------------------
                              Performance Summary
        ----------------------------------------------------------------

Comparison of change in value of a $10,000 investment in the MetLife Stock Index Portfolio and the S&P 500 Index from 5/1/90 to 12/31/98.

                         Average Annual Total Returns

                         1yr.     5yr.      Inception
                        28.23%   23.55%      18.88%

                           [LINE GRAPH APPEARS HERE]

                                 MetLife
                          Stock Index Portfolio     S&P 500 Index
                          ---------------------     -------------
          5/1/90                  10,000               10,000
        12/31/90                  10,195               10,245
        12/31/91                  13,229               13,359
        12/31/92                  14,213               14,376
        12/31/93                  15,569               15,821
        12/31/94                  15,753               16,029
        12/31/95                  21,561               22,046
        12/31/96                  26,447               27,104
        12/31/97                  34,960               36,143
        12/31/98                  44,829               46,480

The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-6

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SANTANDER INTERNATIONAL STOCK PORTFOLIO

Effective November 9, 1998, Santander Global Advisors, Inc. became the sub-investment manager of the Santander International Stock Portfolio, formerly known as the State Street Research International Stock Portfolio. During the first six-month period, the Portfolio improved performance significantly versus its Lipper peer group (International), benefiting from greater emphasis in Europe where inflation remained subdued and growth accelerated. The fourth quarter began with the Portfolio continuing to benefit from greater emphasis in Europe and lower than average exposure to Japan. Investments in the financial and high technology sectors did not perform well and more emphasis was placed on manufacturing and service.

At year-end, the Portfolio continued to hold overweight positions in the smaller markets of Europe and was underweight in Australia and the Far East. An overweight position in Spain, where monetary conditions and corporate earnings growth were positive, contributed well to the Portfolio's performance. Although the Portfolio was significantly underweight in Japan, an overweight position in Japanese exporters had negative impact on the Portfolio as the yen rallied strongly during October and maintained its strength through year end.

-----------------------------
    INVESTMENT OBJECTIVE
-----------------------------

To achieve long-term growth of capital.

-----------------------------
   UNDERLYING INVESTMENTS
-----------------------------

Invests primarily in equity securities of established large capitalization foreign (non-U.S. domiciled) companies.

       ----------------------------------------------------------------
         PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
       ----------------------------------------------------------------

                    Net Assets                  $297.4 million

       ----------------------------------------------------------------
                                  COMPOSITION
       ----------------------------------------------------------------

                            Top Ten Equity Holdings

         Security                                      % of Total Net Assets
         --------                                      ---------------------

British Telecommunications PLC (United Kingdom)......           2.41
SmithKline Beecham PLC (United Kingdom)..............           2.14
Nokia AB Oy Cl. A (Finland)..........................           2.06
France Telecom SA (France)...........................           2.01
Glaxo Wellcome PLC (United Kingdom)..................           1.90
AXA SA (France)......................................           1.86
ENI SPA ADR (Italy)..................................           1.74
Allied Zurich PLC (United Kingdom)...................           1.62
Matsushita Electric Industrial Co., Ltd. (Japan).....           1.56
Fortis AG (Belgium)..................................           1.54


                     Diversification by Country and Region
                For the Santander International Stock Portfolio
                            as of December 31, 1998
                     Based on Market Value of Investments

                           [PIE CHART APPEARS HERE]

United Kingdom                  23.3%
Other Americas                   0.4%
Other Europe                     9.3%
Other Asia/Pacific Basin         1.4%
Australia                        2.7%
Ireland                          2.8%
Switzerland                      4.2%
Netherlands                      4.5%
Germany                          7.1%
Italy                            7.4%
Spain                            8.9%
France                          10.7%
Japan                           17.3%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

       ----------------------------------------------------------------
                              PERFORMANCE SUMMARY
       ----------------------------------------------------------------

Comparison of change in value of a $10,000 investment in the Santander International Stock Portfolio and the MSCI EAFE Index from 5/1/91 to 12/31/98.

                         Average Annual Total Returns

                          1yr.     5yr.     Inception
                         22.56%    4.49%      6.55%


                           [LINE GRAPH APPEARS HERE]

                                    Santander
                          International Stock Portfolio     MSCI EAFE Index
                          -----------------------------     ---------------
          5/1/91                      10,000                     10,000
        12/31/91                       9,845                     10,335
        12/31/92                       8,840                      9,077
        12/31/93                      13,061                     12,033
        12/31/94                      13,724                     12,969
        12/31/95                      13,839                     14,422
        12/31/96                      13,593                     15,294
        12/31/97                      13,275                     15,566
        12/31/98                      16,271                     18,679


The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-7

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

The Portfolio returned negative 7.51% in 1998, under-performing its benchmark, the Merrill Lynch High Yield Index, which returned 3.66% for the year. High-yield markets were extremely volatile in 1998. Russia's debt restructuring and the subsequent de-leveraging of hedge funds brought trading to a halt and caused investors to flee the asset class. The result was an indiscriminate valuation of the entire sector without regard for an individual issue's fundamental prospects.

Higher quality issues outperformed their lower quality brethren due to their liquidity and the market's aversion to risk. The Portfolio's exposure to Yankee bonds relative to the index proved detrimental, as a nearly two-month flight to quality penalized both issuers and holders of foreign debt. On a positive note, defaults remain remarkably low by historical measures and the Federal Reserve's easing initiative and IMF-led fiscal austerity packages for several regions around the globe sparked a compression of credit spreads in the latter part of the year.

The Portfolio managers remain optimistic that 1999 will bring better performance among high-yield bonds as credit spreads narrow, although the volatility may remain until global economic conditions improve materially. With recent Treasury yields at all time lows, the risk/reward scenario is more compelling than ever for high-yield bonds, and the Portfolio managers believe that the Portfolio is well positioned to capitalize on the improved market sentiment.
-----------------------------------
      INVESTMENT OBJECTIVE
-----------------------------------
To achieve high total investment return through a combination of current income and capital appreciation.
-----------------------------------
      UNDERLYING INVESTMENTS
-----------------------------------
Normally invests at least 65% of its assets in below investment grade fixed-income securities (commonly referred to as "junk bonds").
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
         --------------------------------------------------------------
                   Net Assets                     $42.4 million
                   Average Bond Quality                     BB-
         --------------------------------------------------------------
                              PERFORMANCE SUMMARY
         --------------------------------------------------------------
         Comparison of change in value of a $10,000 investment in the Loomis Sayles High Yield Bond Portfolio and the Merrill Lynch High Yield Index from 3/3/97 to 12/31/98.


                         Average Annual Total Returns
                                1 yr.    Inception
                               -7.51%     -0.98%

                           [LINE GRAPH APPEARS HERE]

                                    Loomis             Merrill Lynch
                                   Portfolio         High Yield Index
                                   ---------         ----------------
            3/3/97                  10,000                10,000
          12/31/97                  10,618                11,021
          12/31/98                   9,859                11,424


         The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-8

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

JANUS MID CAP PORTFOLIO

The Portfolio outperformed its benchmark, the S&P 400 MidCap Index, in 1998.
The Portfolio saw more broad-based earnings disappointments, even impacting sectors that previously led the market. For example, a number of Dow Jones Industrial Average stalwarts, including Coca-Cola and Gillette, reported weak financial results, while average earnings growth for S&P 500 Index companies declined by two percentage points during the third quarter. However, earnings growth is alive and well across the Portfolio; the average estimated growth rate across Portfolio holdings measures above 30%.

While the third quarter sell off was certainly disconcerting, it offered the manager an opportunity to add additional technology stocks to the Portfolio, including Vitesse Semiconductor, which produces high-speed chips. The environment for semiconductor stocks has generally been inhospitable, and Vitesse was certainly caught in the selling that pervaded the market during the summer correction. The stock's decline, however, offered an attractive point to add to the Portfolio's position, which the manager did near its lows.

Moving ahead, the global slowdown has removed a substantial tailwind from domestic economic growth; however, the inflationary outlook appears benign, especially in light of the collapse in commodity prices. Domestic labor markets remain exceedingly tight and consumer optimism appears very high. The combination of these factors creates a more moderate picture for economic growth in the coming year.
-----------------------------------
     INVESTMENT OBJECTIVE
-----------------------------------
To provide long-term growth of capital.
-----------------------------------
     UNDERLYING INVESTMENTS
-----------------------------------
Normally invests at least 65% of its total assets in common stocks of medium capitalization companies selected for their growth potential.
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
          --------------------------------------------------------------
                    Net Assets                  $371.5 million
         --------------------------------------------------------------
                                  COMPOSITION
         --------------------------------------------------------------
                            Top Ten Equity Holdings

              Security                         % of Total Net Assets
              --------                         ---------------------
         Apollo Group, Inc. Cl. A ........             11.06
         Vitesse Semiconductor Corp. .....              7.00
         Paychex, Inc. ...................              3.88
         Jacor Communications, Inc. ......              3.83
         VERITAS Software Co. ............              3.69
         Heftel Broadcasting Corp. Cl. A..              3.67
         Pizza Express PLC ...............              3.67
         MedImmune, Inc. .................              3.04
         Omnicare, Inc. ..................              3.04
         Sepracor, Inc. ..................              2.99

         Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.
         --------------------------------------------------------------
                               PERFORMANCE SUMMARY
         --------------------------------------------------------------
         Comparison of change in value of a $10,000 investment in the Janus Mid Cap Portfolio and the S&P 400 MidCap Index from 3/3/97 to 12/31/98.

                         Average Annual Total Returns
                              1 yr.       Inception
                             37.19%         36.09%

                           [LINE GRAPH APPEARS HERE]

                                   Janus                 S&P 400
                                 Portfolio             MidCap Index
                                 ---------             ------------
              3/3/97              10,000                  10,000
            12/31/97              12,822                  12,852
            12/31/98              17,591                  15,308

         The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-9

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

The Portfolio returned 3.5% for the year, modestly ahead of both the Russell 2000 Growth Index and the Lipper VA Small Cap Fund Average. As has been true since this phase of the bull market began in 1994, the S&P 500 dramatically outperformed small cap stocks for the full year, rising by 28.6%. Over the past four years, the S&P 500 has risen by 190%, as compared to only 78% for the Russell 2000.

The Russell 2000 Growth Index fell by over 40% from its peak in late April to the trough in early October. This dramatic sell-off was triggered by events overseas, and was symptomatic of a huge shift in risk tolerance by investors. During the decline in the late summer and early fall, risky investments under-performed more conservative choices in almost every asset class. Somewhat inexplicably, investor sentiment reversed course abruptly in October and small cap growth stocks surged. The Russell 2000 Growth Index advanced 23.6% during the quarter, its best performance since 1991 and the fourth best over the history of the index. Despite the good performance of small cap stocks in the fourth quarter, relative valuations have not changed much and remain close to 40 year lows.
-----------------------------------
     INVESTMENT OBJECTIVE
-----------------------------------
To achieve long-term capital growth.
-----------------------------------
     UNDERLYING INVESTMENTS
-----------------------------------
Normally invests at least 65% of its total assets in a diversified group of small capitalization companies.
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
         --------------------------------------------------------------
                    Net Assets                  $189.1 million
         --------------------------------------------------------------
                                  COMPOSITION
         --------------------------------------------------------------
                            Top Ten Equity Holdings

             Security                         % of Total Net Assets
             --------                         ---------------------
        Concord EFS, Inc. ..................           0.72
        HBO & Co. ..........................           0.64
        Symbol Technologies, Inc. ..........           0.63
        E Trade Group, Inc. ................           0.62
        Meta Group .........................           0.62
        Security Dynamics Technologies, Inc.           0.62
        NCO Group, Inc. ....................           0.59
        TCA Cable TV, Inc. .................           0.58
        Orbital Sciences Corp. .............           0.58
        Outdoor Systems, Inc. ..............           0.57

        Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.
        ---------------------------------------------------------------
                              PERFORMANCE SUMMARY
        ---------------------------------------------------------------
        Comparison of change in value of a $10,000 investment in the T. Rowe Price Small Cap Growth Portfolio and the Russell 2000 Growth Index from 3/3/97 to 12/31/98.

                         Average Annual Total Returns
                               1 yr.      Inception
                              3.45%         11.91%

                           [LINE GRAPH APPEARS HERE]

                                 T. Rowe-Price
                                Small Cap Growth           Russell 2000
                                   Portfolio               Growth Index
                            -----------------------      -----------------
           3/3/97                   10,000                     10,000
         12/31/97                   11,881                     11,728
         12/31/98                   12,291                     11,872

         The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-10

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

SCUDDER GLOBAL EQUITY PORTFOLIO

Equity markets staged an astonishing recovery in the fourth quarter, in many cases surpassing their previous highs for the year. This recovery can largely be attributed to the Federal Reserve Bank's second and third interest rate cuts during the latter half of the year. In spite of much turbulence in the global economy and individual financial markets, the Portfolio completed the year with a 15.96% return.

The risks that the Portfolio managers perceive in both the global economy and individual financial markets have led the Portfolio managers to maintain a flexible stance. Therefore, investment action has been slight and focused on additions to the "Secure Streams of Income" theme and the development of a new theme, "The Empowered Consumer." This new theme focuses on the roll-out of technology benefits to households. Examples from this theme include Comcast Corp, Motorola and Tele-Comm Liberty Media. The search for new themes seeks to understand the wider implications of the structural imbalances that characterize the global economy. Like Alan Greenspan, the Portfolio managers believe that financial markets are still exuberant, still irrational.
-----------------------------------
      INVESTMENT OBJECTIVE
-----------------------------------
To achieve long-term growth of capital.
-----------------------------------
     UNDERLYING INVESTMENTS
-----------------------------------
Invests, on a worldwide basis, in equity securities of companies which are incorporated in the U.S. or in foreign countries. The Portfolio may also invest in the debt securities of U.S. and foreign issuers.
         --------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
         --------------------------------------------------------------
                    Net Assets                  $113.7 million
         --------------------------------------------------------------
                                  COMPOSITION
         --------------------------------------------------------------
                            Top Ten Equity Holdings

             Security                          % of Total Net Assets
             --------                          ---------------------
        International Business Machines Corp...        2.27
        VEBA AG (Germany) .....................        1.67
        Novartis AG (Switzerland)  ............        1.66
        UNUM Corp. ............................        1.64
        Unilever PLC (United Kingdom) .........        1.62
        Electronic Data Systems Corp. .........        1.51
        PECO Energy Corp. .....................        1.49
        Swisscom AG (Switzerland)  ............        1.47
        Allianz Holdings AG (Germany) .........        1.42
        Bayer AG (Germany) ....................        1.40

                           [PIE CHART APPEARS HERE]

                         (35.4%) United States
                         (16.4%) Germany
                         (14.3%) United Kingdom
                          (8.4%) Switzerland
                          (4.3%) Japan
                          (4.1%) France
                          (3.2%) Canada
                          (3.1%) Other Europe
                          (2.8%) Australia
                          (2.3%) Other Americas/Africa
                          (2.2%) Hong Kong
                          (1.8%) Singapore
                          (1.7%) Other Asia/Pacific Basin

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

         --------------------------------------------------------------
                              PERFORMANCE SUMMARY
         --------------------------------------------------------------
         Comparison of change in value of a $10,000 investment in the Scudder Global Equity Portfolio and the MSCI World Index from 3/3/97 to 12/31/98.

                         Average Annual Total Returns
                               1 yr.      Inception
                              15.96%        13.99%

                           [LINE GRAPH APPEARS HERE]


                            Scudder Global
                           Equity Portfolio     MSCI World Index
                          ------------------   -------------------
               3/3/97            10,000               10,000
             12/31/97            10,962               11,350
             12/31/98            12,712               14,165


         The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-11

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

Since the inception of the Portfolio in early November, performance lagged the broad market averages during this two month truncated period. It took several weeks to build the equity Portfolio from its original cash position, and this was the primary reason why these short-term results trailed the broad market, which rose during the period. At the end of the fourth quarter, the Portfolio was fully invested.

On a broader note, the latter part of the year, like much of 1998, proved to be a very tough period for value investors. Although the Portfolio managers believe that portfolios at Harris Associates/Oakmark are now cheaper relative to the market then at any time in recent memory, Harris Associates/Oakmark is enthusiastic about the prospects for 1999.

The Portfolio managers seek to invest in above-average businesses at below-average prices. Basically, the Portfolio managers try to buy shares in a business at a significant discount to their underlying business value. They seek out companies with management teams who work to build value for shareholders. The Portfolio is focused; there are just 27 stocks in the Portfolio, whereas many other funds may hold 80-100 names. The managers believe this strategy is important to the Portfolio's long-term success because it ensures that the best ideas have a meaningful impact on performance.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

To seek long-term capital appreciation.

--------------------------------------------------------------------------------
UNDERLYING INVESTMENTS
--------------------------------------------------------------------------------

Normally invests at least 65% of its total assets in equities securities of large capitalization U.S. companies.

--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------

                     Net Assets                  $8.7 million
--------------------------------------------------------------------------------
                                  COMPOSITION
--------------------------------------------------------------------------------
                            Top Ten Equity Holdings

     Security                                 % of Total Net Assets
     --------                                 ---------------------
Philip Morris Cos., Inc. .....................         9.64
Nike, Inc. Cl. B .............................         6.04
Bank One Corp. ...............................         5.84
Washington Mutual, Inc. ......................         4.72
Knight-Ridder, Inc. ..........................         4.43
Block (H & R), Inc. ..........................         4.42
Black & Decker Corp. .........................         4.34
Dun & Bradstreet Corp. .......................         4.30
Columbia/HCA Healthcare Corp..................         4.23
Lockheed Martin Corp. ........................         4.21

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

--------------------------------------------------------------------------------
                              PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
Comparison of change in value of a $10,000 investment in the Harris Oakmark Large Cap Value Portfolio and the S&P 500 Index from 11/9/98 to 12/31/98.

                         Average Annual Total Returns
                               Inception  -2.70%

                           [LINE GRAPH APPEARS HERE]

                                   Harris Oakmark
                             Large Cap Value Portfolio  S&P 500 Index
                             -------------------------  -------------
         11/9/98                      10,000               10,000
        12/31/98                       9,730               10,909


The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-12

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Management's Discussion And Analysis
--------------------------------------------------------------------------------
NEUBERGER&BERMAN PARTNERS MID CAP VALUE PORTFOLIO

Since it began operations on November 9, 1998, the Portfolio has returned 7.44% for the year. The Portfolio's benchmark, the S&P 400 Value Index, returned 3.29% for the same period. The Portfolio managers focus primarily on out of favor mid sized companies less widely followed by Wall Street analysts. They seek to find quality companies trading at a discount to their intrinsic economic value.

1998 was not a particularly rewarding year for value investors relative to their growth stock counterparts. The Portfolio managers' value style and focus on mid/large cap stocks restrained performance in a year in which the market strongly favored very large cap growth stocks.

Nevertheless, the Portfolio's financial stock holdings, such as banks, broker/asset management, and insurance companies, recovered nicely in the fourth quarter, as three Federal Reserve interest rate cuts provided liquidity and helped revive the world's capital and credit markets. Another bright spot in the Portfolio was communications services stocks, which rose on good earnings and accelerating consolidation in the telecommunications industry. The Portfolio managers believe that an ongoing commitment to value will enhance returns going forward.

--------------------------------------------------------------------------------
                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
To seek captial growth.

--------------------------------------------------------------------------------
                             UNDERLYING INVESTMENTS
--------------------------------------------------------------------------------
Normally invests at least 65% of its total assets in common stocks of mid capitalization companies.

--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------
                     Net Assets                  $8.6 million

--------------------------------------------------------------------------------
                                  COMPOSITION
--------------------------------------------------------------------------------
                            Top Ten Equity Holdings

     Security                                 % of Total Net Assets
     --------                                 ---------------------
SLM Holding Corp. ...........................         2.72
Countrywide Credit Industries, Inc...........         2.44
Bank One Corp. ..............................         2.36
CIGNA Corp. .................................         2.24
American Home Products Corp. ................         2.08
MediaOne Group, Inc. ........................         2.07
Baxter International, Inc. ..................         2.01
MCI WorldCom, Inc. ..........................         1.99
Williams Cos., Inc. .........................         1.98
Texas Utilities Co. .........................         1.94

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

--------------------------------------------------------------------------------
                              PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
Comparison of change in value of a $10,000 investment in the Neuberger&
Berman Partners Mid Cap Value Portfolio and the S&P 400 MidCap Value Index from 11/9/98 to 12/31/98.

                         Average Annual Total Returns
                                Inception 7.44%

                           [LINE GRAPH APPEARS HERE]


                      Neuberger&Berman
                      Partners Mid Cap
                       Value Portfolio              S&P 400 MidCap Value Index
                 ----------------------------       --------------------------
     11/9/98               10,000                             10,000
    12/31/98               10,744                             10,329

The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-13

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

The Portfolio began operations on November 9, 1998. It invests in stocks of well-established companies with the potential to achieve above average earnings and dividend growth. This growth stock strategy leads to a search for companies with leadership in growth markets, strong management and cash flow, and solid returns on cash flow.

For the month of December, the Portfolio returned 6.97% which compares favorably to the 5.40% return on the Portfolio's custom benchmark, 80% S&P 500 and 20% MSCI EAFE(R), but lagged the 8.72% return of the Lipper VA Growth Funds Average.

Stocks around the world rallied sharply in the fourth quarter after the Federal Reserve initiated a series of short-term interest rates cuts to stave off the economic weakness in the U.S. Technology, retail, and Internet related stocks were among the best performing market segments. The Federal Reserve continues to steer the economy deftly, and U.S. companies remain world leaders. However, equity valuations are extreme, and consumers continue to favor spending over saving. In addition, economies around the world remain troubled. While the stock market rewarded many investors with strong returns in 1998, earnings and cash flow at companies showed little growth. Without improvement, there could be lower stock market returns in the period ahead.

--------------------
INVESTMENT OBJECTIVE
--------------------

To achieve long-term capital growth, and secondarily, dividend income.

----------------------
UNDERLYING INVESTMENTS
----------------------

Normally invests at least 65% of its total assets in large cap stocks that demonstrate sustained growth characteristics.

          ------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
          ------------------------------------------------------------

                     Net Assets                  $6.7 million

--------------------------------------------------------------------------------
                                  COMPOSITION
--------------------------------------------------------------------------------
                            Top Ten Equity Holdings

     Security                                 % of Total Net Assets
     --------                                 ---------------------
Federal Home Loan Mortgage Corp..............         2.96
General Electric Co..........................         2.42
MCI WorldCom, Inc............................         2.34
Microsoft Corp...............................         2.06
Wells Fargo & Co.............................         1.96
Tyco International Ltd.......................         1.79
Citigroup, Inc...............................         1.47
Safeway, Inc.................................         1.45
Federal National Mortgage Assoc..............         1.43
Bristol-Myers Squibb Co......................         1.39

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

                              -------------------
                              PERFORMANCE SUMMARY
                              -------------------

Comparison of change in value of a $10,000 investment in the T. Rowe Price Large Cap Growth Portfolio and the S&P 500 Index from 11/9/98 to 12/31/98.


                         Average Annual Total Returns
                                   Inception
                                    10.28%


                           [LINE GRAPH APPEARS HERE]

                                  T. Rowe Price
                            Large Cap Value Portfolio  S&P 500 Index
                            -------------------------  -------------
                 11/9/98             10,000               10,000
                12/31/98             11,028               10,909


The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-14

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

Between its inception on November 9, 1998, and year-end, the Portfolio returned 1.38%. This total return is comprised of both coupon return and positive price performance resulting from falling interest rates. The Portfolio seeks to replicate the total rate of return of the Lehman Brothers Aggregate Bond Index, which is comprised of over 7,200 publicly traded, dollar denominated, fixed income securities with a total market value of over $5.4 trillion dollars.

During 1998, the Lehman Brothers Aggregate Bond Index returned 8.69%. Declining interest rate levels drove the level of return, which was well above the weighted average coupon of the Index. For example, the benchmark 10-year Treasury rate fell 1.2% during 1998 from 5.8% to 4.6%. This decline was driven largely by lower inflation pressure, the 'flight to quality' to U.S. markets during the recent Asian financial crisis and a strong dollar.

The year ahead is as uncertain as ever, with consensus predictions centering on slower but positive U.S. growth and continued low inflation, an outlook that should support fairly stable interest rates and normal fixed income returns. However, while the economic and financial crisis, which began in Asia and spread to Eastern Europe, Russia and Latin America, has shown some initial signs of bottoming and recovery, further deterioration could occur.

--------------------
INVESTMENT OBJECTIVE
--------------------

To equal the performance of the Lehman Brothers Aggregate Bond Index.

----------------------
UNDERLYING INVESTMENTS
----------------------

Normally invests most of its assets in fixed income securities included in the Lehman Brothers Aggregate Bond Index.

          ------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
          ------------------------------------------------------------
                   Net Assets                    $58.8 million
                   Average Bond Quality                    AA+

          ------------------------------------------------------------
                              PERFORMANCE SUMMARY
          ------------------------------------------------------------
Comparison of change in value of a $10,000 investment in the Lehman Brothers Aggregate Bond Index Portfolio and the Lehman Brothers Aggregate Index from 11/9/98 to 12/31/98.

                         Average Annual Total Returns
                                   Inception
                                     1.38%


                           [LINE GRAPH APPEARS HERE]

                           Lehman Brothers                  Lehman Brothers
                    Aggregate Bond Index Portfolio          Aggregate Index
                    ------------------------------          ---------------
     11/9/98                    10,000                           10,000
    12/31/98                    10,138                           10,174


The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-15

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion And Analysis
--------------------------------------------------------------------------------

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

Between its inception on November 9, 1998, and year-end, the Morgan Stanley EAFE Index Portfolio had a return of 8.11%. This return reflects gains in the Morgan Stanley Capital International(R) (MSCI) EAFE(R) Index, which the Portfolio is designed to track. The Portfolio owns shares in most of the companies in the EAFE Index, which is composed of about 1000 companies in developed markets outside the U.S.

As in the U.S., overseas equity markets experienced a sharp decline between August and September of 1998. Then, from its low on October 5, until year-end, the EAFE Index rose 28%. The Morgan Stanley EAFE Index Portfolio started during this recovery period.

European stocks make up about three-quarters of the EAFE Index. Economies in Europe generally flourished and experienced low inflation throughout 1998. The fourth quarter upturn in the EAFE Index was triggered by interest rate cuts in many countries and by bank reform in Japan. Increased merger activity in Europe also bolstered stock prices.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

To equal the performance of the MSCI EAFE Index.

--------------------------------------------------------------------------------
UNDERLYING INVESTMENTS
--------------------------------------------------------------------------------

Normally invests most of its assets in securities included in the MSCI EAFE Index, which primarily includes equity securties in countries outside the U.S.

--------------------------------------------------------------------------------
         PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------

                    Net Assets                  $25.5 million

--------------------------------------------------------------------------------
                                  COMPOSITION
--------------------------------------------------------------------------------
                            Top Ten Equity Holdings

         Security                                     % of Total Net Assets
         --------                                     ---------------------
Glaxo Wellcome PLC (United Kingdom) ..................        1.62
Novartis AG (Switzerland)  ...........................        1.61
Royal Dutch Petroleum Co. (Netherlands) ..............        1.41
Toyota Motor Corp. (Japan) ...........................        1.39
Nippon Telephone & Telegraph Corp. (Japan) ...........        1.30
British Telecommunications PLC (United Kingdom).......        1.28
DaimlerChrysler AG (Germany) .........................        1.28
British Petroleum Co. PLC (United Kingdom) ...........        1.16
Allianz Holdings AG (Germany) ........................        1.15
Roche Holdings AG (Switzerland) ......................        1.15

                     Diversification by Country and Region
                  For the Morgan Stanley EAFE Index Portfolio
                            as of December 31, 1998
                     Based on Market Value of Investments

                           [PIE CHART APPEARS HERE]

                            (21.5%) United Kingdom
                            (21.4%) Japan
                            (10.8%) Germany
                             (9.5%) France
                             (8.2%) Switzerland
                             (6.0%) Other Europe
                             (5.6%) Netherlands
                             (5.3%) Italy
                             (3.4%) Spain
                             (3.1%) Other Asia/Pacific Basin
                             (2.6%) Singapore
                             (2.6%) Sweden

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
Comparison of change in value of a $10,000 investment in the Morgan Stanley EAFE Index Portfolio and the MSCI EAFE Index from 11/9/98 to 12/31/98.

                         Average Annual Total Returns
                                  Inception
                                     8.11%

                           [LINE GRAPH APPEARS HERE]

                           Morgan Stanley
                        EAFE Index Portfolio    MSCI EAFE Index
         11/9/98               10,000               10,000
        12/31/98               10,811               10,886

The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.


                                     MDA-16

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO

Between its inception on November 9, 1998, and year-end, the Russell 2000 Index Portfolio had a gain of 5.48%. This return reflects gains in the Russell 2000/(R)/ Index, which the Portfolio is designed to track. The Portfolio owns shares of most companies in the Russell 2000 Index, which is composed of approximately 2000 U.S. small capitalization companies.

The Russell 2000 Index experienced considerable volatility during 1998. After reaching a high in April, the Index declined 36% to its low on October 8. Between October 8 and year-end, the Index moved back up by 36%. The Russell 2000 Index Portfolio commenced operations during this recovery period. The upturn in late 1998 was triggered largely by the Federal Reserve's interest rate reductions. Between November 9, 1998, and year-end, returns of small capitalization stocks lagged those of larger stocks. This performance reflects a recent investor preference for more stable and better known companies, which are more prevalent among the larger capitalization stocks.

--------------------
INVESTMENT OBJECTIVE
--------------------

To equal the performance of the Russell 2000 Index.

----------------------
UNDERLYING INVESTMENTS
----------------------

Normally invests most of its assets in common stocks included in the Russell 2000 Index.

          ------------------------------------------------------------
          PORTFOLIO COMPOSITION & TOTAL RETURN AS OF DECEMBER 31, 1998
          ------------------------------------------------------------

                   Net Assets                  $38.1 million

--------------------------------------------------------------------------------
                                  COMPOSITION
--------------------------------------------------------------------------------
                            Top Ten Equity Holdings

     Security                                % of Total Net Assets
     --------                                ---------------------
American Tower Systems, Inc. Cl. A..........         0.31
Network Appliance, Inc......................         0.31
Legato Systems, Inc.........................         0.28
Lycos, Inc..................................         0.26
MedImmune, Inc..............................         0.26
NOVA Corp...................................         0.25
Sepracor, Inc...............................         0.25
NTL, Inc....................................         0.25
Express Scripts, Inc. Cl. A.................         0.24
Rational Software Corp......................         0.24

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

--------------------------------------------------------------------------------
                              PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
Comparison of change in value of a $10,000 investment in the Russell 2000 Index Portfolio and the Russell 2000 Index from 11/9/98 to 12/31/98.

                         Average Annual Total Returns
                                   Inception
                                     5.48%

                           [LINE GRAPH APPEARS HERE]

                               Russell 2000             Russell
                              Index Portfolio          2000 Index
                              ---------------          ----------
         11/9/98                   10,000                10,000
        12/31/98                   10,548                10,614



The above graph does not include withdrawal or surrender charges or Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-17

================================================================================





                                 ANNUAL REPORT

                                    of the

                                 Metropolitan
                               Series Fund, Inc.


                               DECEMBER 31, 1998





================================================================================

--------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Directors and Shareholders,
Metropolitan Series Fund, Inc.



     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, Santander International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios of the Metropolitan Series Fund, Inc. (the "Fund") as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997 (where applicable), and the financial highlights for the applicable periods ended December 31, 1998, 1997, 1996, 1995, and 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, Santander International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger&Berman Partners Mid Cap Value,
T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios of the Metropolitan Series Fund, Inc. at December 31, 1998 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




/s/ DELOITTE & TOUCHE LLP


Denver, Colorado
February 19, 1999


                                     AUD-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
DECEMBER 31, 1998

                                                                       VALUE
 SHARES                         ISSUE                                (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 95.2%
--------------------------------------------------------------------------------
AUTOMOTIVE: 1.6%
  360,200           General Motors Corp.                         $   25,776,813
  551,100          *Renault SA                                       24,740,851
                                                                 ---------------
                                                                     50,517,664
--------------------------------------------------------------------------------
BANKING: 5.5%
1,234,284           BankAmerica Corp.                                74,211,325
  953,000           Chase Manhattan Corp.                            64,863,563
  942,100           U.S. Bancorp                                     33,444,550
                                                                 ---------------
                                                                    172,519,438
--------------------------------------------------------------------------------
BROADCASTING: 7.2%
1,332,500           CBS Corp.                                        43,639,375
  886,700          *Fox Entertainment Group, Inc. Cl. A              22,333,756
1,184,100         *+MediaOne Group, Inc.                             55,652,700
  860,800           Time Warner, Inc.                                53,423,400
  677,900         *+Viacom, Inc. Cl. B                               50,164,600
                                                                 ---------------
                                                                    225,213,831
--------------------------------------------------------------------------------
BUSINESS SERVICES: 0.6%
  961,900          *Cendant Corp.                                    18,336,219
--------------------------------------------------------------------------------
CHEMICALS: 2.0%
  423,500           Du Pont (E.I.) de Nemours & Co.                  22,471,969
1,338,600          +Rohm & Haas Co.                                  40,325,325
                                                                 ---------------
                                                                     62,797,294
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 1.3%
  443,825          *Cisco Systems, Inc.                              41,206,377
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 4.2%
  521,600           Bristol-Myers Squibb Co.                         69,796,600
  121,300           Pfizer, Inc.                                     15,215,569
  356,500           SmithKline Beecham PLC ADR                       24,776,750
  289,600           Warner-Lambert Co.                               21,774,300
                                                                 ---------------
                                                                    131,563,219
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 4.5%
  665,800           Black & Decker Corp.                             37,326,413
  992,100           General Electric Co.                            101,256,206
                                                                 ---------------
                                                                    138,582,619
--------------------------------------------------------------------------------
ELECTRONICS: 4.5%
  639,700          *Intel Corp.                                      75,824,441
  209,000           Lucent Technologies, Inc.                        22,990,000
  467,700           Texas Instruments, Inc.                          40,017,581
                                                                 ---------------
                                                                    138,832,022
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 0.9%
1,025,600          +News Corp. Ltd. ADR                              27,114,300
--------------------------------------------------------------------------------
FINANCIAL SERVICES: 6.1%
  240,800           American Express Co.                             24,621,800
  914,549           Citigroup, Inc.                                  45,270,175
  928,400           Federal National Mortgage Assoc.                 68,701,600
  806,200           Household International, Inc.                    31,945,675
  306,900           Merrill Lynch & Co., Inc.                        20,485,575
                                                                 ---------------
                                                                    191,024,825
--------------------------------------------------------------------------------
FOOD & BEVERAGES: 4.3%
  802,900          +Coca Cola Enterprises, Inc.                      28,703,675
  679,700           Heinz (H.J.) Co.                                 38,488,012
  574,600           PepsiCo, Inc.                                    23,522,688
1,539,000           Sara Lee Corp.                                   43,380,562
                                                                 ---------------
                                                                    134,094,937
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 1.0%
  812,900           Fort James Corp.                                 32,516,000
--------------------------------------------------------------------------------
HOTEL & MOTEL: 0.6%
1,336,300          *Mirage Resorts, Inc.                             19,960,981
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS: 1.5%
  505,600           Procter & Gamble Co.                             46,167,600
--------------------------------------------------------------------------------
INSURANCE: 4.6%
1,513,200           ACE Ltd.                                         52,110,825
  230,200          +American International Group, Inc.               22,243,075
  452,200           Equitable Cos., Inc.                             26,171,075
  710,400           UNUM Corp.                                       41,469,600
                                                                 ---------------
                                                                    141,994,575
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 3.8%
  584,300           Baxter International, Inc.                       37,577,794
  273,400           Guidant Corp.                                    30,142,350
  590,900           Johnson & Johnson                                49,561,737
                                                                 ---------------
                                                                    117,281,881
--------------------------------------------------------------------------------
MISCELLANEOUS 3.1%
1,266,600           Tyco International Ltd.                          95,549,138
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 6.2%
  191,400         *+EMC Corp.                                        16,269,000
  261,300         *+Gateway 2000, Inc.                               13,375,294
  418,300           International Business Machines Corp.            77,280,925
  225,600           Pitney-Bowes, Inc.                               14,903,700


                                     MSF-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule Of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
December 31, 1998

                                                                     Value
 Shares                         Issue                              (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Office & Business Equipment: (Continued)

  591,500           Xerox Corp.                                  $   69,797,000
                                                                 ---------------
                                                                    191,625,919
--------------------------------------------------------------------------------
Oil: 1.5%

  922,440           TOTAL SA ADR                                     45,891,390
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.2%

1,111,700          *Seagull Energy Corp.                              7,017,606
--------------------------------------------------------------------------------
Oil-Domestic: 1.7%

  481,300           Amoco Corp.                                      29,058,488
1,152,800          *Conoco, Inc. Cl. A                               24,064,700
                                                                 ---------------
                                                                     53,123,188
--------------------------------------------------------------------------------
Oil-International: 1.7%

  744,600           Exxon Corp.                                      54,448,875
--------------------------------------------------------------------------------
Pollution Control: 0.5%

  354,800          *Waste Management, Inc.                           16,542,550
--------------------------------------------------------------------------------
Restaurant: 1.8%

  738,600           McDonald's Corp.                                 56,595,225
--------------------------------------------------------------------------------
Retail Grocery: 3.1%

  730,300          *Kroger Co.                                       44,183,150
  853,600           Safeway, Inc.                                    52,016,250
                                                                 ---------------
                                                                     96,199,400
--------------------------------------------------------------------------------
Retail Trade: 6.6%

1,111,100           CVS Corp.                                        61,110,500
  610,100           Dayton-Hudson Corp.                              33,097,925
  496,100          +Home Depot, Inc.                                 30,355,119
  794,900           Rite Aid Corp.                                   39,397,231
  491,600           Wal-Mart Stores, Inc.                            40,034,675
                                                                 ---------------
                                                                    203,995,450
--------------------------------------------------------------------------------
Software: 2.7%

  359,800          *Ascend Communications, Inc.                      23,668,094
  819,000          *Cadence Design Systems, Inc.                     24,365,250
  252,300          *Microsoft Corp.                                  34,951,434
                                                                 ---------------
                                                                     82,984,778
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 0.7%

  414,300          *Qwest Communications International, Inc.         20,702,053
--------------------------------------------------------------------------------
Tobacco: 1.8%

1,032,400           Philip Morris Cos., Inc.                         55,233,400
--------------------------------------------------------------------------------
Utilities-Electric: 2.8%

  328,600           FPL Group, Inc.                                  20,249,975
  888,100           Texas Utilities Co.                              41,463,169
  619,500           Unicom Corp.                                     23,889,469
                                                                 ---------------
                                                                     85,602,613
--------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 0.9%

  500,100           Enron Corp.                                      28,536,956
--------------------------------------------------------------------------------
Utilities-Telephone: 5.7%

  578,000           AT&T Corp.                                       43,494,500
  513,600           Bell Atlantic Corp.                              27,220,800
1,497,700          *MCI Worldcom, Inc.                              107,506,778
                                                                 ---------------
                                                                    178,222,078
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost : $2,205,578,391) ...................   2,961,994,401

Face                                             Interest  Maturity     Value
Amount                        Issue                Rate      Date     (Note 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 4.9%
--------------------------------------------------------------------------------
$25,000,000         American Express Credit Corp.  5.500%  1/5/99  $ 25,000,000
 17,153,000         CIT Group Holdings, Inc.       5.990%  1/6/99    17,153,000
 30,229,000         Deere & Co.                    5.460%  1/7/99    30,229,000
 30,679,000         Ford Motor Credit Co.          5.960% 1/12/99    30,679,000
  3,897,000         Ford Motor Credit Co.          4.880% 1/12/99     3,897,000
 23,590,000         General Electric Capital
                    Corp.                          5.650%  1/7/99    23,590,000
 19,690,000         Household Finance Corp.        5.430%  1/4/99    19,690,000
  3,147,000         Household Finance Corp.        5.700%  1/6/99     3,147,000
                                                                 ---------------
                    TOTAL SHORT TERM OBLIGATIONS
                    (Cost: $153,385,000).......................     153,385,000
                                                                 ---------------
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS: 100.1%
                    (Cost $2,358,963,391)                         3,115,379,401

                    OTHER ASSETS LESS LIABILITIES: (0.1%)......      (3,298,290)
                                                                 ---------------
                    TOTAL NET ASSETS: 100.0%...................  $3,112,081,111
                                                                 ===============
--------------------------------------------------------------------------------

LEGEND
------
*Non-income producing security.
+Securities on loan.
ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
  As of December 31, 1998, the market value of securities loaned was $95,622,600 with colateral backing valued at $98,207,601.

                      See notes to Financial Statements.



                                     MSF-2

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
DECEMBER 31, 1998


       FACE                                     INTEREST   MATURITY         VALUE
      AMOUNT                    ISSUE             RATE       DATE         (NOTE 1A)
--------------------------------------------------------------------------------------
CORPORATE BONDS: 43.2%
--------------------------------------------------------------------------------------
ASSET BACKED: 1.1%
  $ 1,900,000         Arcadia Auto Trust
                      Ser. 97-B A5                 6.700%     5/2/15    $  1,933,250
    3,997,782         World Omni Automobile
                      Lease Trust Ser. 97-B A3     6.180%   11/25/03       4,019,011
                                                                        --------------
                                                                           5,952,261
--------------------------------------------------------------------------------------
BANKING: 0.9%
    3,000,000         Capital One Bank Sr.         6.280%    2/20/01       2,976,900
    1,925,000         Capital One Bank Sr.         7.080%   10/30/01       1,935,722
                                                                        --------------
                                                                           4,912,622
--------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.4%
    1,919,768         Chase Commercial
                      Mortgage Sec. Ser.
                      97-1 A1                      7.270%    7/19/04       1,995,806
    2,486,656         Chase Commercial
                      Mortgage Sec. Ser.
                      98-2 A1                      6.025%    8/18/07       2,510,546
    1,775,000         Credit Suisse First
                      Boston Ser. 97-C2 A2         6.520%    7/17/07       1,832,133
    2,050,000         GMAC Commercial
                      Mortgage Security,
                      Inc. Ser. 97-C2 A            6.550%    4/15/29       2,124,312
    6,467,128         GMAC Commercial
                      Mortgage Security,
                      Inc. Ser. 98-C1 A1           6.411%   11/15/07       6,615,711
    1,875,456         Morgan Stanley
                      Capital, Inc. Ser. 98
                      HF1-A1                       6.340%    1/15/07       1,907,690
    2,384,293         Morgan Stanley
                      Capital, Inc. Ser. 98
                      XL1-A1                       6.200%     5/3/05       2,423,783
    3,821,778         Structured Asset
                      Securities Corp.             6.790%   10/15/34       3,955,540
                                                                        --------------
                                                                          23,365,521
--------------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 0.8%
    2,200,000         HealthSouth Corp. Sr.        7.000%    6/15/08       2,062,918
    1,900,000         HealthSouth Corp. Sr.        9.500%     4/1/01       1,960,515
                                                                        --------------
                                                                           4,023,433
--------------------------------------------------------------------------------------
FINANCIAL SERVICES: 16.8%
    2,800,000         Associates Corp. of
                      North America                6.375%   10/15/02       2,881,032
    1,800,000         Associates Corp. of
                      North America                6.750%    7/15/01       1,855,584
    4,400,000         AT&T Capital Corp.           6.250%    5/15/01       4,340,116
    5,100,000         AT&T Capital Corp.           7.500%   11/15/00       5,175,378
    2,250,000         British Gas Finance,
                      Inc.                         6.625%     6/1/18       2,233,553
    1,800,000         CIT Group Holdings,
                      Inc. Sr.                     6.700%     4/1/99       1,851,246
    7,800,000         Citibank Credit Card
                      Master Trust I Ser. 98 A     5.300%     1/9/06       7,755,306
    4,125,000         Citibank Credit Card
                      Master Trust I Ser.
                      98-1 A                       5.750%    1/15/03       4,153,339
    3,075,000         Countrywide Funding
                      Corp.                        6.580%    9/21/01       3,127,429
    3,100,000         Discover Card Master
                      Trust I Ser. 98 A            5.600%    5/15/06       3,113,562
    3,750,000         Donaldson, Lufkin &
                      Jenrette, Inc.               6.240%   11/12/31       3,817,969
    2,125,000       ++ERAC USA Finance Co.
                      144A                         6.625%    2/15/05       2,164,100
    2,900,000       ++ERAC USA Finance Co.
                      144A                         6.750%    5/15/07       2,927,347
    1,900,000         Fleet Credit Card
                      Master Trust II Ser.
                      95-F A1                      6.050%     8/1/03       1,923,142
    3,800,000         Fleet Mortgage Group,
                      Inc.                         7.060%    7/26/02       3,967,618
    2,250,000       ++Florida Windstorm-MBIA
                      Sr. Ser. 97 144A             6.850%    8/25/07       2,354,130
    1,025,000         GE Global Insurance
                      Holding Corp.                7.000%    2/15/26       1,133,045
    4,425,000         Green Tree Financial
                      Corp. Sr. A5                 6.180%    12/1/17       4,419,469
    3,925,000         Green Tree Financial
                      Corp. Sr. Cl. A 4            5.980%     5/1/13       3,905,375
    2,300,000         Household Finance
                      Corp.                        6.125%    7/15/02       2,293,376
    1,700,000         Household Finance
                      Corp. Sr.                    6.750%     6/1/00       1,727,574
    2,200,000         MBNA Corp. Sr.               7.125%    9/15/04       2,234,694
   10,175,000         MBNA Master Credit
                      Card Tr. II Ser 98-J A       5.250%    2/15/06      10,089,148
    1,900,000         Prime Credit Card
                      Master Trust Ser. 95-1 A     6.750%   11/15/05       1,965,303
    2,933,482       ++Railcar Leasing LLC
                      Sr. A1 144A                  6.750%    7/15/06       3,027,903


                                     MSF-3

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
December 31, 1998

                                                INTEREST    MATURITY          VALUE
 FACE AMOUNT                    ISSUE             RATE        DATE          (NOTE 1A)
--------------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------------
FINANCIAL SERVICES: (CONTINUED)
    1,925,000           Sears Credit Account
                        Master Trust II
                        Ser. 97-1 A                6.200%    7/16/07   $   1,957,475
    2,000,000           U.S. West Capital
                        Funding, Inc.              6.875%    7/15/28       2,135,860
                                                                       ---------------
                                                                          88,530,073
--------------------------------------------------------------------------------------
FOOD & BEVERAGES: 1.5%
    5,100,000           Coca Cola Co.              5.750%    11/1/08       5,008,557
    3,000,000           Seagram (Joseph E.) &
                        Sons, Inc. Sr.             6.625%   12/15/05       2,983,140
                                                                       ---------------
                                                                           7,991,697
--------------------------------------------------------------------------------------
HEALTHCARE SERVICES: 2.0%
    2,600,000           Columbia/HCA
                        Healthcare Corp.           6.870%    9/15/03       2,502,838
    3,800,000           Columbia/HCA
                        Healthcare Corp.           7.690%    6/15/25       3,443,864
    4,500,000           Tenet Healthcare Corp.
                        Sr.                        8.000%    1/15/05       4,567,500
                                                                       ---------------
                                                                          10,514,202
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS: 0.8%
    3,950,000           Fort James Corp. Sr.       6.625%    9/15/04       4,022,759
--------------------------------------------------------------------------------------
INDUSTRIALS: 4.8%
    4,600,000           Aramark Services, Inc.     6.750%     8/1/04       4,656,304
    3,400,000           Beckman Coulter, Inc.
                        Sr.                        7.100%     3/4/03       3,419,754
      920,000           Chevron Corp. Profit
                        Sharing Amort.             8.110%    12/1/04         996,305
    1,500,000           Lear Seating Corp.
                        Sub.                       8.250%     2/1/02       1,500,000
    1,950,000           Oracle Corp. Sr.           6.910%    2/15/07       1,957,040
    1,950,000           Oryx Energy Co.            8.125%   10/15/05       2,084,784
    1,925,000           Owens-Illinois, Inc.
                        Sr.                        7.850%    5/15/04       1,985,002
    4,350,000           Service Corp.
                        International              6.300%    3/15/20       4,391,978
    4,125,000           United Technologies
                        Corp.                      6.700%     8/1/28       4,403,437
                                                                       ---------------
                                                                          25,394,604
--------------------------------------------------------------------------------------
INSURANCE: 0.6%
    3,005,000           CNA Financial Corp.        6.500%    4/15/05       2,999,260
--------------------------------------------------------------------------------------
MISCELLANEOUS: 0.5%
    2,350,000           Tyco International
                        Group SA                   7.000%    6/15/28       2,397,587
--------------------------------------------------------------------------------------
MORTGAGE RELATED: 0.4%
    2,030,912           LB Commercial Conduit
                        and Mortgage Ser.
                        98-C1 A1                   6.330%    2/18/30       2,067,088
--------------------------------------------------------------------------------------
MULTI-INDUSTRY: 0.8%
    4,250,000           Raytheon Co.               5.700%    11/1/03       4,255,312
--------------------------------------------------------------------------------------
NEWSPAPERS: 1.9%
    5,300,000           News America, Inc. Sr.     6.625%     1/9/08       5,453,806
    2,600,000           News America, Inc. Sr.     7.125%     4/8/28       2,594,176
    1,975,000           News America, Inc. Sr.     7.750%    1/20/24       2,136,891
                                                                       ---------------
                                                                          10,184,873
--------------------------------------------------------------------------------------
POLLUTION CONTROL: 1.3%
    2,300,000           USA Waste Services,
                        Inc.                       6.125%    7/15/01       2,301,840
    4,125,000           USA Waste Services,
                        Inc. Sr.                   7.000%    10/1/04       4,306,624
                                                                       ---------------
                                                                           6,608,464
--------------------------------------------------------------------------------------
RESTAURANT: 0.6%
    3,500,000           Darden Restaurants,
                        Inc.                       7.125%     2/1/16       3,312,855
--------------------------------------------------------------------------------------
RETAIL GROCERY: 0.9%
    5,000,000           Safeway, Inc.              5.875%   11/15/01       5,018,800
--------------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 2.2%
    3,500,000           Arizona Public Service
                        Sr.                        6.750%   11/15/06       3,692,640
    2,000,000           CMS Energy Corp. Sub.      7.625%   11/15/04       2,046,800
    1,750,000         ++Edison Mission Energy
                        Funding Ser. A 144A        7.330%    9/15/08       1,856,610
    3,900,000           Southern California
                        Edison Co.                 6.500%     6/1/01       4,001,205
                                                                       ---------------
                                                                          11,597,255
--------------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 0.9%
    4,650,000           MCI WorldCom, Inc.         6.125%    8/15/01       4,725,144
                                                                      ----------------
                        TOTAL CORPORATE BONDS
                        (Cost: $225,494,393) .......................     227,873,810
                                                                      ----------------
--------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 8.3%
--------------------------------------------------------------------------------------
   20,975,000           Federal Home Loan
                        Mortgage Corp.             5.125%   10/15/08      20,775,108


                                     MSF-4

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
December 31, 1998

                                                INTEREST    MATURITY        VALUE
 FACE AMOUNT                    ISSUE             RATE        DATE         (NOTE 1A)
--------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------------------
  $ 3,000,000           Federal Home Loan
                        Mortgage Corp.             7.100%    4/10/07    $  3,340,320
      480,941           Federal Home Loan
                        Mortgage Corp.             9.000%    12/1/09         508,066
    5,300,000           Federal National
                        Mortgage Assoc.            6.000%    12/1/99       5,223,812
    5,250,000           Federal National
                        Mortgage Assoc.            6.000%    12/1/99       5,174,531
      313,181           Federal National
                        Mortgage Assoc.            7.750%     9/1/06         322,251
      449,284           Federal National
                        Mortgage Assoc.            7.750%     3/1/08         466,119
       43,322           Federal National
                        Mortgage Assoc.            7.750%     4/1/08          44,945
       89,074           Federal National
                        Mortgage Assoc.            8.000%     6/1/08          92,916
      701,490           Federal National
                        Mortgage Assoc.            8.250%     7/1/08         731,731
      662,690           Federal National
                        Mortgage Assoc.            8.500%     2/1/09         698,025
      217,542           Federal National
                        Mortgage Assoc.            8.500%     9/1/09         229,142
      103,403           Federal National
                        Mortgage Assoc.            9.000%     4/1/16         111,308
    2,925,000         ++Federal National
                        Mortgage Assoc. Cl. H      6.800%    9/25/22       3,000,845
    3,032,535           Government National
                        Mortgage Assoc.            6.500%   11/15/28       3,062,861
      180,766           Government National
                        Mortgage Assoc.            7.500%    5/15/07         187,453
                                                                        --------------
                        TOTAL FEDERAL AGENCY OBLIGATIONS
                        (Cost: $43,656,090) ........................      43,969,433
                                                                        --------------
--------------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 36.2%
--------------------------------------------------------------------------------------
   19,275,000          +U.S. Treasury Bond         6.625%    2/15/27      22,798,663
   11,150,000          +U.S. Treasury Bond         6.875%    8/15/25      13,514,135
   11,475,000           U.S. Treasury Bond         8.125%    8/15/21      15,505,594
    9,750,000          +U.S. Treasury Bond         8.500%    2/15/20      13,518,960
   23,450,000          +U.S. Treasury Bond         8.750%    5/15/17      32,621,060
    3,350,000          +U.S. Treasury Bond        12.000%    8/15/13       5,114,512
    3,953,859           U.S. Treasury
                        inflation Indexed Bond     3.625%    4/15/28       3,835,243
    7,325,000           U.S. Treasury Note         6.375%    8/15/02       7,726,703
    9,275,000           U.S. Treasury Note         6.875%    5/15/06      10,486,501
   37,650,000           U.S. Treasury Note         7.000%    7/15/06      42,867,913
   28,425,000           U.S. Treasury Strip        0.000%    5/15/07      18,954,927
    4,025,000           U.S. Treasury Strip        0.000%   11/15/01       3,523,928
                                                                        --------------
                        TOTAL FEDERAL TREASURY OBLIGATIONS
                        (Cost: $183,007,919) .......................     190,468,139
                                                                        --------------
--------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 2.8%
--------------------------------------------------------------------------------------
   10,725,000NZD New Zealand                       8.000%   11/15/06       6,544,936
    5,925,000NZD New Zealand                      10.000%    3/15/02       3,540,970
    2,300,000GBP UK Treasury                       8.500%    12/7/05       4,741,386
                                                                        --------------
                        TOTAL FOREIGN OBLIGATIONS
                        (Cost: $15,133,436) ........................      14,827,292
                                                                        --------------
--------------------------------------------------------------------------------------
STATE AGENCY OBLIGATION: 3.8%
--------------------------------------------------------------------------------------
    2,500,000           California
                        Infrastructure Ser.
                        97-1 A5                    6.250%    6/25/04       2,556,250
    4,950,000           California
                        Infrastructure Ser.
                        97-1 A6                    6.310%    9/25/08       5,113,944
    7,650,000           California
                        Infrastructure Ser.
                        97-1 A7                    6.420%    9/25/08       7,943,989
    3,950,000           New Jersey Economic
                        Development Authority
                        State Pension Funding
                        Ser. A                     7.425%    2/15/29       4,528,241
                                                                        --------------
                        TOTAL STATE AGENCY OBLIGATION
                        (Cost: $19,899,863) ........................      20,142,424
                                                                        --------------
--------------------------------------------------------------------------------------
YANKEE BONDS: 4.1%
--------------------------------------------------------------------------------------
    1,600,000           City of Naples             7.520%    7/15/06       1,706,560
    3,800,000         ++DR Investments Sr.
                        144A                       7.100%    5/15/02       3,952,380
    6,450,000           Hellenic Republic of
                        Greece Sr.                 6.950%     3/4/08       6,982,157
    2,250,000          +Province of Quebec         7.125%     2/9/24       2,456,820
    1,925,000           Southern Investments
                        UK Sr.                     6.375%   11/15/01       1,950,757
    2,100,000           TransCanada Pipelines,
                        Ltd.                       6.430%    3/15/04       2,141,118


                                     MSF-5

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
December 31, 1998


                                               INTEREST   MATURITY          VALUE
 FACE AMOUNT                    ISSUE             RATE       DATE         (NOTE 1A)
--------------------------------------------------------------------------------------
YANKEE BONDS: (CONTINUED)
--------------------------------------------------------------------------------------
    2,200,000         ++Woodside Finance, Ltd.
                        144A                       6.600%    4/15/08    $  2,192,234
                                                                      ----------------
                        TOTAL YANKEE BONDS
                        (Cost: $20,667,277) ........................      21,382,026
                                                                      ----------------
--------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 4.7%
--------------------------------------------------------------------------------------
    6,594,000           American Express
                        Credit Corp.               5.250%     1/7/99       6,594,000
    3,425,000           Anheuser-Busch Co.,
                        Inc.                       5.150%     1/4/99       3,423,530
   10,000,000           CIT Group Holdings,
                        Inc.                       5.990%     1/4/99      10,000,000
      641,000           Goldman Sachs Group LP
                        Year 1&2                   5.200%     1/4/99         640,722
    4,000,000           Household Finance
                        Corp.                      5.430%     1/4/99       4,000,000
                                                                      ----------------
                        TOTAL SHORT TERM OBLIGATIONS
                        (Cost: $24,658,252) ........................      24,658,252
                                                                      ----------------
--------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS : 103.1%
                        (Cost $532,517,230)                              543,321,376
                        OTHER ASSETS LESS LIABILITIES (3.1)% .......     (16,467,003)
                                                                      ----------------
                        TOTAL NET ASSETS : 100.0% ..................    $526,854,373
                                                                      ================
--------------------------------------------------------------------------------------

LEGEND:
------
 + Securities on loan.
++ Restricted security

SECURITIES LENDING: (Note 7)
----------------------------
 As of December 31, 1998, the market value of securities loaned was $32,005,956 with collateral backing valued at $32,565,860.

RESTRICTED SECURITIES: (NOTE 2)
-------------------------------

                                                                    VALUATION AS
                                     ACQUISITION      ACQUISITION   OF DECEMBER,
             ISSUE                       DATE             COST        31, 1998
--------------------------------------------------------------------------------
DR Investments Sr. 144A                    5/6/97      $    32,333    $3,952,380
Edison Mission Energy Funding
Ser. A 144A                                1/7/97        1,741,950     1,856,610
ERAC USA Finance Co. 144A                 2/10/98        2,123,215     2,164,100
ERAC USA Finance Co. 144A                  5/6/98        2,889,531     2,927,347
Florida Windstorm-MIBA Sr.
Ser. 97 144A                              3/20/98        2,333,813     2,354,130
Railcar LeasingLLC Sr. A1 144A             4/1/97        2,818,186     3,027,903
Woodside Finance, Ltd. 144A                4/3/98        2,196,282     2,192,234



The aggregate value of restricted securities at December 31, 1998 was $18,474,704 or 3.51% of the Income Portfolio's net assets.


                      See Notes to Financial Statements.

                                     MSF-6

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH MONEY MARKET PORTFOLIO
December 31, 1998

                                             INTEREST   MATURITY      VALUE
FACE AMOUNT                ISSUE               RATE       DATE      (NOTE 1A)
-------------------------------------------------------------------------------
COMMERCIAL PAPER: 94.5%
-------------------------------------------------------------------------------
$ 1,400,000       American General Finance
                  Corp.                        5.000%    4/12/99   $ 1,380,361
  1,000,000       Associates Corp. of
                  North America                5.060%    4/27/99       983,696
  1,500,000       BellSouth
                  Telecommunications, Inc.     5.060%    1/29/99     1,494,097
    400,000       BellSouth
                  Telecommunications, Inc.     5.080%    1/29/99       398,420
  1,900,000       Canadian Imperial
                  Holdings, Inc.               5.200%    1/11/99     1,897,256
  1,500,000       Canadian Wheat Board         5.100%     2/8/99     1,491,925
  3,327,000       Cargill, Inc.                5.300%     1/4/99     3,325,530
  1,000,000       Chrysler Financial Corp.     5.030%    3/15/99       989,800
  1,250,000       CIT Group Holdings, Inc.     5.000%     3/8/99     1,238,542
    500,000       Coca Cola Co.                4.950%    3/22/99       494,500
  1,000,000       Coca-Cola Co.                5.400%     1/7/99       999,100
  1,500,000       Deere & Co.                  5.010%    1/26/99     1,494,781
  1,500,000       Disney (Walt) Co.            5.110%    1/19/99     1,496,168
  1,900,000       DuPont (E.I.) de Nemours
                  & Co.                        4.900%    2/12/99     1,889,138
    740,000       Ford Motor Credit Co.        5.110%     3/4/99       733,488
    600,000       General Electric Capital
                  Corp.                        5.070%    3/24/99       593,071
  1,350,000       General Electric Capital
                  Corp.                        5.090%     3/4/99     1,338,166
  1,600,000       General Motors
                  Acceptance Corp.             5.120%    1/15/99     1,596,814
    940,000       Goldman Sachs Group LP       5.150%     1/8/99       939,059
  1,000,000       Goldman Sachs Group LP       5.280%     1/8/99       998,973
    500,000       McGraw Hill, Inc.            5.000%    3/24/99       494,306
    500,000       McGraw Hill, Inc.            5.030%    3/22/99       494,411
  1,000,000       McGraw Hill, Inc.            5.170%    2/19/99       992,963
  1,000,000       Merrill Lynch & Co.,
                  Inc.                         5.450%     1/5/99       999,394
  1,900,000       Morgan (J.P.) & Co.,
                  Inc.                         5.330%    1/21/99     1,894,374
    870,000       Norwest Financial, Inc.      5.040%     2/5/99       865,737
  1,100,000       Norwest Financial, Inc.      5.180%     2/1/99     1,095,093
  1,000,000       Ontario Hydro                5.000%    3/15/99       989,861
  1,950,000       Penney (J.C.) Funding
                  Corp. 144A                   5.220%    2/26/99     1,934,166
  1,100,000       Sears Roebuck Acceptance
                  Corp.                        5.070%    2/10/99     1,093,803
    700,000       Sears Roebuck Acceptance
                  Corp.                        5.270%    2/19/99       694,979
  1,000,000       Southern California
                  Edison Co.                   5.030%    3/15/99       989,800
    600,000       Southern California
                  Edison Co.                   5.080%    2/25/99       595,343
                                                                  -------------
                  TOTAL COMMERCIAL PAPER
                  (Cost: 38,907,115) ...........................    38,907,115
                                                                  -------------
-------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 4.8%
-------------------------------------------------------------------------------
  1,000,000       Province de Quebec           5.100%    3/16/99       989,517
  1,000,000       Province of Ontario          5.040%    3/22/99       988,800
                                                                  -------------
                                                                     1,978,317
                                                                  -------------
                  TOTAL FOREIGN OBLIGATIONS
                  (Cost: 1,978,317) ............................     1,978,317
                                                                  -------------
-------------------------------------------------------------------------------
                  TOTAL INVESTMENTS : 99.3%
                    (Cost $40,885,432) .........................    40,885,432

                  OTHER ASSETS LESS LIABILITIES 0.7% ...........       299,303
                                                                  -------------
                  TOTAL NET ASSETS : 100.0% ....................  $ 41,184,735
                                                                  =============
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                                     MSF-7

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
DECEMBER 31, 1998


                                                                     VALUE
SHARES                           ISSUE                              (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 51.5%
-------------------------------------------------------------------------------
AUTOMOTIVE: 0.9%
156,900               +General Motors Corp.                       $ 11,228,156
259,000               *Renault SA                                   11,627,437
                                                                 --------------
                                                                    22,855,593
-------------------------------------------------------------------------------
BANKING: 3.0%
570,146                BankAmerica Corp.                            34,280,028
443,500                Chase Manhattan Corp.                        30,185,719
438,400                U.S. Bancorp                                 15,563,200
                                                                 --------------
                                                                    80,028,947
-------------------------------------------------------------------------------
BROADCASTING: 4.0%
613,500                CBS Corp.                                    20,092,125
415,400               *Fox Entertainment Group, Inc. Cl. A          10,462,887
559,400              *+MediaOne Group, Inc.                         26,291,800
409,600                Time Warner, Inc.                            25,420,800
316,400              *+Viacom, Inc. Cl. B                           23,413,600
                                                                 --------------
                                                                   105,681,212
-------------------------------------------------------------------------------
BUSINESS SERVICES: 0.3%
446,300               *Cendant Corp.                                 8,507,594
--------------------------------------------------------------------------------
CHEMICALS: 1.1%
197,900                Du Pont (E.I.) de Nemours & Co.              10,501,069
622,400               +Rohm & Haas Co.                              18,749,800
                                                                 --------------
                                                                    29,250,869
-------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 0.7%
204,800               *Cisco Systems, Inc.                          19,014,400
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 2.3%
238,600                Bristol-Myers Squibb Co.                     31,927,662
 55,400                Pfizer, Inc.                                  6,949,238
164,700                SmithKline Beecham PLC ADR                   11,446,650
133,800                Warner-Lambert Co.                           10,060,087
                                                                 --------------
                                                                    60,383,637
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 2.4%
305,800                Black & Decker Corp.                         17,143,912
458,000                General Electric Co.                         46,744,625
                                                                 --------------
                                                                    63,888,537
-------------------------------------------------------------------------------
ELECTRONICS: 2.4%
297,700               *Intel Corp.                                  35,286,753
 95,600                Lucent Technologies, Inc.                    10,516,000
217,600                Texas Instruments, Inc.                      18,618,400
                                                                 --------------
                                                                    64,421,153
-------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 0.5%
484,300               +News Corp., Ltd. ADR                         12,803,681
--------------------------------------------------------------------------------
FINANCIAL SERVICES: 3.3%
111,300                American Express Co.                         11,380,425
425,199                Citigroup, Inc.                              21,047,350
433,700               +Federal National Mortgage Assoc.             32,093,800
369,100                Household International, Inc.                14,625,588
141,100                Merrill Lynch & Co., Inc.                     9,418,425
                                                                 --------------
                                                                    88,565,588
-------------------------------------------------------------------------------
FOOD & BEVERAGES: 2.3%
374,500               +Coca Cola Enterprises, Inc.                  13,388,375
296,200                Heinz (H.J.) Co.                             16,772,325
265,600                PepsiCo, Inc.                                10,873,000
693,200                Sara Lee Corp.                               19,539,575
                                                                 --------------
                                                                    60,573,275
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 0.6%
373,700                Fort James Corp.                             14,948,000
--------------------------------------------------------------------------------
HOTEL & MOTEL: 0.3%
615,500              *+Mirage Resorts, Inc.                          9,194,031
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS: 0.8%
233,000                Procter & Gamble Co.                         21,275,813
--------------------------------------------------------------------------------
INSURANCE: 2.4%
664,100                ACE Ltd.                                     22,869,944
105,500               +American International Group, Inc.           10,193,938
209,000                Equitable Cos., Inc.                         12,095,875
328,300                UNUM Corp.                                   19,164,512
                                                                 --------------
                                                                    64,324,269
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 2.0%
267,600                Baxter International, Inc.                   17,210,025
129,100               +Guidant Corp.                                14,233,275
271,900                Johnson & Johnson                            22,805,612
                                                                 --------------
                                                                    54,248,912
-------------------------------------------------------------------------------
MISCELLANEOUS: 1.7%
587,700                Tyco International, Ltd.                     44,334,619
--------------------------------------------------------------------------------


                                     MSF-8

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
DECEMBER 31, 1998

                                                                      VALUE
SHARES                           ISSUE                              (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 3.3%

 87,500              *+EMC Corp.                                     7,437,500
121,200               *Gateway 2000, Inc.                            6,203,925
192,100                International Business Machines Corp.        35,490,475
104,000                Pitney-Bowes, Inc.                            6,870,500
274,900                Xerox Corp.                                  32,438,200
                                                                   -------------
                                                                    88,440,600
--------------------------------------------------------------------------------
OIL: 0.8%

426,945                TOTAL SA ADR                                 21,240,514
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 0.1%
487,500               *Seagull Energy Corp.                          3,077,344
--------------------------------------------------------------------------------
OIL-DOMESTIC: 0.9%
222,900                Amoco Corp.                                  13,457,588
532,600               *Conoco, Inc. Cl. A                           11,118,025
                                                                   -------------
                                                                    24,575,613
--------------------------------------------------------------------------------
OIL-INTERNATIONAL: 1.0%
344,200                Exxon Corp.                                  25,169,625
--------------------------------------------------------------------------------
POLLUTION CONTROL: 0.3%
165,100               *Waste Management, Inc.                        7,697,788
--------------------------------------------------------------------------------
RESTAURANT: 1.0%
345,200                McDonald's Corp.                             26,450,950
--------------------------------------------------------------------------------
RETAIL GROCERY: 1.7%
337,600              *+Kroger Co.                                   20,424,800
394,400                Safeway, Inc.                                24,033,750
                                                                   -------------
                                                                    44,458,550
--------------------------------------------------------------------------------
RETAIL TRADE: 3.5%
515,500                CVS Corp.                                    28,352,500
281,300                Dayton-Hudson Corp.                          15,260,525
226,700               +Home Depot, Inc.                             13,871,206
367,800               +Rite Aid Corp.                               18,229,088
227,000                Wal-Mart Stores, Inc.                        18,486,312
                                                                   -------------
                                                                    94,199,631
--------------------------------------------------------------------------------
SOFTWARE: 1.4%
  5,887               *Anacomp, Inc.                                   108,910
  1,495               *Anacomp, Inc. (Wts.)                             15,744
167,300               *Ascend Communications, Inc.                  11,005,203
378,600               *Cadence Design Systems, Inc.                 11,263,350
115,300               *Microsoft Corp.                              15,972,653
                                                                   -------------
                                                                    38,365,860
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 0.4%
194,900               *Qwest Communications International,
                       Inc.                                          9,738,909
--------------------------------------------------------------------------------
TOBACCO: 1.0%
491,200                Philip Morris Cos., Inc.                     26,279,200
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCKING: 0.0%
    500               *Crown Packaging Holdings Ltd. 144A
                       (Wts.)                                              288
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 1.5%
145,500                FPL Group, Inc.                               8,966,438
402,700                Texas Utilities Co.                          18,801,056
280,000                Unicom Corp.                                 10,797,500
                                                                   -------------
                                                                    38,564,994
--------------------------------------------------------------------------------
UTILITIES-GAS DISTRIBUTION & PIPELINES: 0.5%
233,300                Enron Corp.                                  13,312,681
                                                                   -------------
UTILITIES-TELEPHONE: 3.1%
269,400                AT&T Corp.                                   20,272,350
239,400                Bell Atlantic Corp.                          12,688,200
687,900               *MCI WorldCom, Inc.                           49,378,322
                                                                   -------------
                                                                    82,338,872
--------------------------------------------------------------------------------
                       TOTAL COMMON STOCK
                       (Cost : $1,033,854,320) ..............    1,368,211,549


--------------------------------------------------------------------------------
 Face                                 Interest       Maturity          Value
Amount           Issue                  Rate           Date           (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS:19.9%
--------------------------------------------------------------------------------
Asset Backed:0.0%

 $   54,970   World Omni Automobile
              Lease Trust Scr.97-B A3   6.180%        11/25/03      $    55,261
--------------------------------------------------------------------------------
Banking:0.7%

  6,850,000   Capital One Bank          6.150%          6/1/01        6,748,346

  9,000,000   Capital One Bank          6.280%         2/20/01        8,930,700

  1,725,000   Capital One Bank          7.080%        10/30/01        1,734,608
                                                                   -------------
                                                                     17,413,654
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations:1.7%

  5,719,309   Chase Commercial
              Mortgage Sec. Corp.Ser.
              98-2 A1                   6.025%         8/18/07        5,774,257



                                      MSF-9

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
December 31, 1998

Face                                   Interest      Maturity          Value
Amount          Issue                    Rate          Date          (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations: (Continued)

$    915,601 Countrywide MBS, Inc.
             Ser. 93-5 A4                7.125%       12/25/23      $   917,890
   4,325,000 GMAC Commercial
             Mortgage Security, Inc.
             Ser, 97-C2 A                6.550%        4/15/29        4,481,781

  16,843,262 GMAC Commercial
             Mortgage Security, Inc.
             Ser, 98-Cl Al               6.411%       11/15/07       16,207,261

   3,845,871 Morgan Stanley Capital,     6.190%        1/15/07        3,911,972
             Inc. Ser, 98 HF1-Al

   5,839,085 Morgan Stanley Capital,     6.220%         5/3/05        5,935,795
             Inc. Ser, 98 XL1-Al

   7,497,501 Structured Asset
             Securities Corp.            6.790%       10/12/34        7,759,913
                                                                ----------------
                                                                     44,988,869
--------------------------------------------------------------------------------
Drugs & Health Care: 0.4%

   5,900,000 HealthSouth Corp. Sr.       7.000%        6/15/08        5,532,371

   4,100,000 HealthSouth Corp. Sr.       9.500%         4/1/01        4,230,585
                                                                ----------------
                                                                      9,762,956
--------------------------------------------------------------------------------
Electrical Equipment: 0.2%

   5,660,000 Ametek, Inc. Sr.            7.200%        7/15/08        5,669,210
--------------------------------------------------------------------------------
Finance & Banking: 0.5%

   6,600,000 FINOVA Capital Corp.        7,125%         5/1/02        6,839,976
   5,400,000 FINOVA Capital Corp. Sr.    6.375%        5/15/05        5,446,008
                                                                ----------------
                                                                     12,285,984
--------------------------------------------------------------------------------
Financial Services: 7.0%

  11,225,000 American Express Master
             Trust                       5.900%        4/15/04       11,396,883

  10,375,000 AT&T Capital Corp.          6.250%        5/15/01       10,233,796

  11,550,000 AT&T Capital Corp.          7.600%       11/15/00       11,720,709

   6,300,000 +British Gas Finance, Inc.  6.625%         6/1/18        6,253,947

   3,900,000 Chase Manhattan Credit
             Card Master Trust Ser,
             96-3A                       7.040%        2/15/05        4,036,500

   5,200,000 CIT Group Holdings, Inc.
             Sr.                         6,700%        5/28/01        5,348,044

   3,230,000 CIT Group Holdings, Inc.
             Sr.                         6.750%        5/14/01        3,324,251

  17,850,000 Citibank Credit Card
             Master Trust I Ser, 98 A    5.300%         1/9/06       17,747,719

  14,600,000 Commercial Credit
             Group, Inc.                 6.450%         7/1/02       15,036,978

   9,725,000 Countrywide Funding
             Corp.                       6.580%        9/21/01        9,890,811

   6,900,000 Discover Card Master
             Trust I Ser, 98-7 A         5.600%        5/15/06        6,930,187

   4,500,000 ++ERAC USA Finance Co.
             144A                        6.625%        2/15/05        4,582,800

   4,300,000 ++ERAC USA Finance Co.
             144A                        6.750%        5/15/07        4,340,549

   4,400,000 Fleet Mortgage Group,
             Inc.                        7.060%        7/26/02        4,594,084

   4,750,000 ++Florida Windstorm-MBIA
              Sr. Ser, 97 144A           6.850%        8/25/07        4,969,830

   1,800,000 GE Global Insurance
             Holding Corp.               7.000%        2/15/26        1,989,738

  10,725,000 Green Tree Financial
             Corp, Sr. Ser, 98-4 A5      6.180%        12/1/17       10,711,594

   8,500,000 Green Tree Financial
             Corp. Sr. Ser, 98-6 A4      5.980%         5/1/13        8,457,500

      50,000 Household Finance Corp.
             Sr.                         6.750%         6/1/00           50,811

   5,150,000 MBNA Corp. Sr.              7.125%        9/15/04        5,231,216

  23,525,000 MBNA Master Credit
             Card Tr. II Ser 98-J A      5.250%        2/15/06       23,326,508

   8,175,000 Prime Credit Card Master
             Trust I Ser. 95-l A         6.750%       11/15/O5        8,455,975

   4,609,757 ++Railcar Leasing LLC Sr.
             Al 144A                     6.750%        7/15/06        4,758,134

   3,700,000 Sears Credit Account
             Master Trust II Ser,
             97-1 A                      6.200%        7/16/07        3,762,419
                                                                ----------------
                                                                    187,150,983
--------------------------------------------------------------------------------
Healthcare Services: 0.7%

   3,700,000  Columbia/HCA
              Healthcare Corp.           6.870%        9/15/03        3,561,731

   4,650,000  Columbia/HCA
              Healthcare Corp.           6.910%        6/15/05        4,505,431

   8,600,000  Columbia/HCA
              Healthcare Corp.           7.690%        6/15/25        7,794,008

   3,985,000  Columbia/HCA
              Healthcare Corp.           7.750%        7/15/36        3,417,536
                                                                ----------------
                                                                     19,278,706
--------------------------------------------------------------------------------

                                    MSF-10

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
December 31, 1998

   Face                                 Interest    Maturity         Value
  Amount              Issue               Rate        Date         (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Household Products: 0.2%

$ 5,700,000 Fort James Corp. Sr.         6.625%     9/15/04      $ 5,804,994
--------------------------------------------------------------------------------
Industrials: 3.6%

  8,375,000  Allied Signal, Inc.          5.750%     3/15/01        8,382,035
 11,300,000  Aramark Services, Inc.       6.750%      8/1/04       11,438,312
  1,380,000  Chevron Corp. Profit
             Sharing Amort.               8,110%     12/1/04        1,494,457
  3,350,000  CMS Energy Corp. Sr.         8.125%     5/15/02        3,475,123
     50,000++Electronic Data Systems
             Corp. 144A                   6.850%     5/15/00           51,106
  5,800,000  Honeywell, Inc.              6.750%     3/15/02        6,025,040
 10,000,000  Interace, Inc. Sr.           7.300%      4/1/08       10,031,800
  1,550,000  Lear Seating Corp. Sub.      8.250%      2/1/02        1,550,000
  4,125,000  Oryx Energy Co.              8.125%    10/15/05        4,410,120
  3,400,000  Owens-Illinois, Inc. Sr.     7.150%     5/15/05        3,407,514
  9,150,000  Service Corp.
             International                6.300%     3/15/20        9,238,298
  9,925,000  Tenet Healthcare Corp.
             Sr.                          7.875%     1/15/03       10,123,500
 11,000,000  Tyco International Group
             SA                           6.250%     6/15/03       11,112,530
  5,300,000  Tyco International Group
             SA                           7.000%     6/15/28        5,407,325
  9,875,000  United Technologies          6.700%      8/1/28       10,541,562
             Corp.
                                                             -------------------
                                                                   96,688,722
--------------------------------------------------------------------------------
Insurance: 0.3%
 6,995,000  CNA Financial Corp.           6.500%     4/15/05        6,981,640
--------------------------------------------------------------------------------
Miscellaneous: 0.3%
 9,000,000  Beckman Instries, Inc. Sr.    7.100%      3/4/03        9,052,290
--------------------------------------------------------------------------------
Mortgage Related: 0.7%
 8,600,000  Dlj Commercial Mortgage
            Corp. Ser, 98                 6.240%    11/12/31        8,755,875
 9,564,179  LB Commercial
            Conduit and Mortgage
            Ser, 98-C1
            Al                            6.330%     2/18/30        9,734,541
                                                             -------------------
                                                                   18,490,416
--------------------------------------------------------------------------------
Multi-Industry: 0.6%
 5,000,000++Cargill, Inc. 144A            6.875%      5/1/28      $ 5,116,200
 9,750,000  Raytheon Co.                  5.700%     11/1/03        9,762,188
                                                             -------------------
                                                                   14,878,383
--------------------------------------------------------------------------------
Newspapers: 0.7%

 7,776,000 +News America, Inc. Sr.        6.625%      1/9/08        8,000,631
 7,900,000  News America, Inc. Sr.        7.125%      4/8/28        7,882,304
 3,825,000  News America, Inc. Sr.        7.750%     1/20/24        4,138,535
                                                             -------------------
                                                                   20,021,470
--------------------------------------------------------------------------------
Pollution Control: 0.7%

 8,475,000  USA Waste Services, Inc.      6.125%     7/15/01        8,481,780

 8,600,000  USA Waste Services, Inc.
            Sr.                           7.000%     10/1/04        8,978,658
                                                             -------------------
                                                                  17,460,138
--------------------------------------------------------------------------------
Restaurant: 0.2%

 4,400,000  Darden Restaurants, Inc.      7.125%      2/1/16        4,164,732
--------------------------------------------------------------------------------
Retail Grocery: 0.4%

10,000,000  Safeway, Inc.                 6.050%    11/15/03       10,149,300
--------------------------------------------------------------------------------
Utilities-Electric: 0.4%

 6,300,000  Arizona Public Service
            Co.                           6.250%     1/15/05        6,433,749

 5,350,000  Southern California
            Edison Co.                    6.500%      6/1/01        5,488,833
                                                             -------------------
                                                                  11,922,582
--------------------------------------------------------------------------------
Utilities-Telephone: 0.6%

 5,000,000  AirTouch
            Communications, Inc.          7.000%    10/1/03         5,284,200

10,500,000  MCI WorldCom, Inc.            6.125%    8/15/01        10,669,680
                                                             -------------------
                                                                   15,953,880
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS
            (Cost: $522,694,138) ..........................       528,174,475
                                                             -------------------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 3.8%
--------------------------------------------------------------------------------
47,775,000  Federal Home Loan
            Mortgage Corp.                5.125%   10/15/08        47,319,704
 6,700,000  Federal Home Loan
            Mortgage Corp.                7.100%    4/10/07         7,460,048
12,075,000  Federal National
            Mortgage Assoc.               6.000%    12/1/99        11,901,422
 2,286,516  Federal National
            Mortgage Assoc.               7.000%    12/1/07         2,352,459


                                    MSF-11

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------

STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
December 31, 1998

   Face                                  Interest      Maturity        Value
   Amount           Issue                  Rate          Date        (Note lA)
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------------
$12,025,000  Federal National
             Mortgage Assoc.               6.000%       12/1/99     $ 11,852,140
    468,539  Federal National
             Mortgage Assoc.               7.250%        9/1/07          483,861
    881,836  Federal National
             Mortgage Assoc.               8.000%        6/1/08          919,869
  1,043,737  Federal National
             Mortgage Assoc.               8.500%        2/1/09        1,099,388
     34,468  Federal National
             Mortgage Assoc.               9.000%        4/1/16           37,103
  5,875,000  Federal National
             Mortgage Assoc. Ser. 93 H     6.800%       9/25/22        6,027,339
  1,636,191  Government National
             Mortgage Assoc.               6.000%       2/15/09        1,656,120
  4,191,151  Government National
             Mortgage Assoc.               6.500%       5/15/09        4,267,514
  4,511,821  Government National
             Mortgage Assoc.               6.500%      11/15/28        4,556,939
                                                                    ------------
             TOTAL FEDERAL AGENCY OBLIGATIONS
             (Cost: $99,292,980)...................................   99,933,906
                                                                    ------------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 15.6%
--------------------------------------------------------------------------------
  8,186,516 +U.S. Treasury Inflation
             Indexed Bond                  3.625%       4/15/28        7,940,920
 38,675,000 +U.S. Treasury Bond            6.625%       2/15/27       45,745,177
  9,575,000  U.S. Treasury Bond            6.875%       8/15/25       11,605,187
 58,675,000  U.S. Treasury Bond            8.125%       8/15/21       79,284,593
 18,650,000 +U.S. Treasury Bond            8.500%       2/15/20       25,859,344
 43,575,000 +U.S. Treasury Bond            8.750%       5/15/17       60,616,747
 10,800,000  U.S  Treasury Note            6.375%       8/15/02       11,392,272
 28,675,000 +U.S. Treasury Note            6.625%       5/15/07       32,245,898
    100,000  U.S. Treasury Note            6.875%       5/15/06          113,062
 14,125,000  U.S. Treasury Note            7.875%      11/15/04       16,365,084
 64,450,000  U.S. Treasury Note            7.000%       7/15/06       73,382,125
 55,925,000 +U.S. Treasury Strip           0.000%       5/15/07       37,293,027
 13,325,000 +U.S  Treasury Strip           0.000%      11/15/01       11,666,171
                                                                    ------------
             TOTAL FEDERAL TREASURY OBLIGATIONS
             (Cost: $398,030,329) .................................  413,509,607
                                                                    ------------
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 1.2%
--------------------------------------------------------------------------------
 25,150,000 +NZD New Zealand               8.000%      11/15/06       15,347,799
 13,150,000 +NZD New Zealand              10.000%       3/15/02        7,858,862
  3,825,000  GBP UK Treasury               8.500%       12/7/05      $ 7,885,131
                                                                    ------------
             TOTAL FOREIGN OBLIGATIONS
             (Cost: $31,825,858)...................................   31,091,792
                                                                    ------------
--------------------------------------------------------------------------------
STATE AGENCY OBLIGATION: 1.9%
--------------------------------------------------------------------------------
  5,325,000  California Infrastructure
             Ser. 97-1 A6                  6.380%       9/25/08        5,508,047
  5,600,000  California Infrastructure
             Ser. 97-1 A5                  6.250%       6/25/04        5,726,000
  6,150,000  California Infrastructure
             Ser. 97-1 A6                  6.320%       9/25/05        6,328,014
 11,225,000  California Infrastructure
             Ser. 97-1 A6                  6.310%       9/25/08       11,596,772
 11,275,000  California Infrastructure
             Ser.97-1 A7                   6.420%       9/25/08       11,708,298
  8,475,000  New Jersey Economic
             Development Authority
             State Pension Funding
             Ser.A                         7.425%       2/15/29        9,715,655
                                                                    ------------
             TOTAL STATE AGENCY OBLIGATIONS
             (Cost: $50,052,926)...................................   50,582,780
                                                                    ------------
--------------------------------------------------------------------------------
YANKEE BONDS: 1.6%
--------------------------------------------------------------------------------
  2,200,000  City of Naples                7.520%       7/15/06        2,346,520
  6,700,000++DR Investments Sr. 144A       7.100%       5/15/02        6,968,670
 15,925,000 +Hellenic Republic of
             Greece                        6.950%        3/4/08       17,238,892
  3,000,000  Norsk Hydro AS                7.150%      11/15/25        3,099,810
  4,275,000 +Province of Quebec            7.125%        2/9/24        4,667,958
  4,475,000  TransCanada Pipelines,
             Ltd.                          6.430%       3/15/04        4,562,621
  5,100,000++Woodside Finance, Ltd.
             144A                          6.600%       4/15/08        5,081,997
                                                                    ------------
             TOTAL YANKEE BONDS
             (Cost: $42,437,240)...................................   43,966,468
                                                                    ------------
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.4%
--------------------------------------------------------------------------------
  7,302,000  American Express Credit
             Corp.                         4.900%       1/12/99        7,302,000
 20,000,000  American Express Credit
             Corp.                         5.500%        1/5/99       20,000,000
 41,936,000  American Express Credit
             Corp.                         5.850%        1/4/99       41,936,000
 25,000,000  Ford Motor Credit Co.         5.960%        1/7/99       25,000,000

                                    MSF-12

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
December 31, 1998

   Face                                      Interest  Maturity        Value
  Amount              Issue                    Rate      Date         (Note 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS:(CONTINUED)
--------------------------------------------------------------------------------

$11,075,000   General Electric Capital Corp.   5.600%    1/7/99   $  11,075,000

 17,804,000   General Electric Capital Corp.   5.950%    1/4/99      17,804,000

 16,556,000   General Electric Capital Corp.   5.950%    1/7/99      16,556,000

  4,675,000   Household Finance Corp.          5.700%    1/7/99       4,675,000
                                                                ----------------
              TOTAL SHORT TERM OBLIGATIONS
              (Cost: $144,348,000) ............................     144,348,000
                                                                ----------------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 100.9%
              (Cost $2,322,535,791)                               2,679,818,583

              OTHER ASSETS LESS LIABILITIES (0.9)% ............     (22,831,517)
                                                                ----------------
              TOTAL NET ASSETS: 100.0% ........................  $2,656,987,066
                                                                ================
--------------------------------------------------------------------------------

LEGEND
------

* Non-income producing security.
+ Securities on loan.
++ Restricted security
ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
-----------------
     As of December 31, 1998, the market value of securities loaned was $167,676,307 with collateral backing valued at $171,193,726.

RESTRICTED SECURITIES: (NOTE 2)
-------------------

                                                                 Valuation as
                                     Acquisition   Acquisition   of December,
            Issue                        Date          Cost        31, 1998
------------------------------------------------------------------------------
Cargill, Inc. 144A                     4/28/98     $ 4,962,350   $ 5,116,200

Crown Packaging Holdings,
Ltd. (Wts.) 144A                        6/1/94          20,000           288

DR Investments Sr. 144A                 5/6/97       6,696,181     6,968,670

Electronic Data Systems Corp.
144A                                   5/19/97          49,961        51,106

ERAC USA Finance Co. 144A              2/10/98       4,496,220     4,582,800

ERAC USA Finance Co. 144A               5/6/98       4,284,477     4,343,301

Florida Windstorm-MIBA Sr.
Ser. 97 144A                           3/20/98       4,926,938     4,969,738

Railcar Leasing LLC Sr. A1
144A                                    4/1/97       4,428,578     4,758,134

Woodside Finance, Ltd. 144A             4/3/98       5,091,381     5,081,997

The aggregate value of restricted securities at December 31, 1998 was $35,872,234 or 1.35% of the Diversified Portfolio's net assets.

                       See Notes to Financial Statements.

                                     MSF-13

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Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
December 31, 1998

                                                                      Value
 Shares                           Issue                              (Note 1A)
-------------------------------------------------------------------------------
Common Stock: 98.5%
-------------------------------------------------------------------------------
Aerospace: 1.3%

  357,900              *+Gulfstream Aerospace Corp.                 19,058,175
-------------------------------------------------------------------------------
Automotive: 3.6%

  602,900               +Danaher Corp.                              32,745,006
  289,400               +Magna International, Inc. Cl. A            17,942,800
                                                                ---------------
                                                                    50,687,806
-------------------------------------------------------------------------------
Banking: 1.0%

  575,300                TCF Financial Corp.                        13,915,069
--------------------------------------------------------------------------------
Broadcasting: 9.0%

  813,900               *Capstar Broadcasting Corp. Cl. A           18,617,963
  429,100               +Chancellor Media Corp.                     20,529,753
  539,756               *Clear Channel Communications, Inc.         29,416,702
  280,100               *Fox Entertainment Group, Inc. Cl. A         7,055,019
  305,100               *Infinity Broadcasting Corp. Cl. A           8,352,113
  618,600               *Univision Communications, Inc. Cl. A       22,385,587
  690,008              *+USA Networks, Inc.                         22,834,952
                                                                ---------------
                                                                   129,192,089
-------------------------------------------------------------------------------
Business Services: 12.7%

   87,700               *Bisys Group, Inc.                           4,522,031
1,674,128               *Cendant Corp.                              31,913,065
  779,499              *+Concord EFS, Inc.                          32,885,114
  501,850              *+Fiserv, Inc.                               25,798,227
  762,600                HBO & Co.                                  21,900,919
1,056,605               *Outdoor Systems, Inc.                      31,698,150
   64,700                Paychex, Inc.                               3,330,028
  244,300              *+Republic Industries, Inc. pvt.              3,603,425
  155,200              *+Robert Half International, Inc.             6,935,500
  605,800               *Young & Rubicam, Inc.                      19,612,775
                                                                ---------------
                                                                   182,199,234
-------------------------------------------------------------------------------
Chemicals: 3.7%

  716,300              *+NOVA Corp.                                 24,846,656
1,022,400               *Sybron International Corp.                 27,796,500
                                                                ---------------
                                                                    52,643,156
-------------------------------------------------------------------------------
Computer Equipment & Service: 2.7%

  247,000              *+America Online, Inc.                       35,753,250
   58,700              *+Lycos, Inc.                                 3,259,684
                                                                ---------------
                                                                    39,012,934
-------------------------------------------------------------------------------
Containers & Glass: 0.8%

  399,800                AptarGroup, Inc.                           11,219,387
-------------------------------------------------------------------------------
Drugs & Health Care: 4.0%

1,341,000              *+Health Management Associates, Inc.
                         Cl. A                                      28,999,125
  708,500              *+Lincare Holdings, Inc.                     28,716,391
                                                                ---------------
                                                                    57,715,516
-------------------------------------------------------------------------------
Education: 1.5%

  639,500              *+Apollo Group, Inc. Cl. A                   21,623,094
-------------------------------------------------------------------------------
Electrical Equipment: 0.5%

  251,400               +Millipore Corp.                             7,149,188
-------------------------------------------------------------------------------
Electronics: 5.0%

  411,300              *+Altera Corp.                               25,012,181
  285,800              *+KLA-Tencor Corp.                           12,405,506
  109,400               +Linear Technology Corp.                     9,794,719
  239,000               *Maxim Integrated Products, Inc.            10,433,844
  285,300                Micron Technology, Inc.                    14,425,481
                                                                ---------------
                                                                    72,071,731
-------------------------------------------------------------------------------
Entertainment & Leisure: 6.3%

  652,000                Harley Davidson, Inc.                      30,888,500
1,081,700                International Game Technology              26,298,831
  472,900               +News Corp. Ltd. ADR                        12,502,294
  539,400               *Royal Caribbean Cruises Ltd.               19,957,800
                                                                ---------------
                                                                    89,647,425
-------------------------------------------------------------------------------
Financial Services: 1.8%

  894,600                Heller Financial, Inc. Cl. A               26,278,875
-------------------------------------------------------------------------------
Healthcare Services: 1.4%

  688,100              *+Total Renal Care Holdings, Inc.            20,341,956
-------------------------------------------------------------------------------
Hospital Management: 1.2%

  624,900               +Tenet Healthcare Corp.                     16,403,625
-------------------------------------------------------------------------------
Hotel & Motel: 1.4%

1,355,700              *+Mirage Resorts, Inc.                       20,250,769
-------------------------------------------------------------------------------
Insurance: 2.9%

  638,900                ACE Ltd.                                   22,002,119


                                    MSF-14

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
DECEMBER 31, 1998

                                                                      VALUE
 SHARES               ISSUE                                          (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
INSURANCE: (CONTINUED)

  344,400     +UNUM Corp.                                       $   20,104,350
                                                                ----------------
                                                                    42,106,469
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 0.9%

  488,000    *+Boston Scientific Corp.                              13,084,500
--------------------------------------------------------------------------------
MISCELLANEOUS: 0.9%

  377,300     +Central Parking Corp.                                12,238,669
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 2.7%

  294,600     *CSG Systems International, Inc.                      23,236,575
  121,900    *+Gateway 2000, Inc.                                    6,239,756
  734,400     *Silicon Graphics, Inc.                                9,455,400
                                                                ----------------
                                                                    38,931,731
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 1.1%

  502,700     +Anadarko Petroleum Corp.                             15,520,862
--------------------------------------------------------------------------------
POLLUTION CONTROL: 1.7%

  517,700     *Waste Management, Inc.                               24,137,762
--------------------------------------------------------------------------------
PRINTING & PUBLISHING: 2.3%

  626,300     +Valassis Communications, Inc.                        32,332,737
--------------------------------------------------------------------------------
RETAIL TRADE: 13.3%

  516,000      CVS Corp.                                            28,380,000
1,047,400      Family Dollar Stores, Inc.                           23,042,800
  877,400    *+Jones Apparel Group, Inc.                            19,357,638
  595,900     *Linens 'n Things, Inc.                               23,612,537
  781,312    *+Men's Wearhouse, Inc.                                24,611,328
  394,100    *+Office Depot, Inc.                                   14,557,069
  329,500     +Rite Aid Corp.                                       16,330,844
  815,200     *Saks, Inc.                                           25,729,750
  335,100     *Staples, Inc.                                        14,650,153
                                                                ----------------
                                                                   190,272,119
--------------------------------------------------------------------------------
SOFTWARE: 7.0%

  448,700     *Ascend Communications, Inc.                          29,516,047
  184,400    *+Cadence Design Systems, Inc.                          5,485,900
  592,500    *+Edwards (J.D.) & Co.                                 16,830,703
  207,900     *Keane, Inc.                                           8,303,006
  718,900    *+Sterling Commerce, Inc.                              32,350,500
  327,000     *Symantec Corp.                                        7,091,813
                                                                ----------------
                                                                    99,577,969

--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 5.1%

  582,400    *+American Tower Systems Inc. Cl. A                    17,217,200
  314,800    *+Networks Associates, Inc.                            20,885,012
  707,976     *Qwest Communications Int'l, Inc.                     35,376,676
                                                                ----------------
                                                                    73,478,888
--------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.8%

  151,800      Cintas Corp.                                         10,687,669
--------------------------------------------------------------------------------
TOYS & AMUSEMENTS: 0.8%

  505,100     +Mattel, Inc.                                         11,522,594
--------------------------------------------------------------------------------
UTILITIES-GAS DISTRIBUTION & PIPELINES: 1.1%

  448,500     +Burlington Resources, Inc.                           16,061,906
--------------------------------------------------------------------------------
               TOTAL COMMON STOCK
               (Cost : $1,105,562,817) ...................       1,409,363,904
                                                                ----------------
--------------------------------------------------------------------------------
 FACE                                   INTEREST   MATURITY         VALUE
AMOUNT                    ISSUE           RATE       DATE         (NOTE 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 0.1%
--------------------------------------------------------------------------------
$1,575,000     Anheuser-Busch Co., Inc.  5.150%    1/4/99       $    1,574,324
                                                                ----------------
               TOTAL SHORT TERM OBLIGATIONS
               (Cost: $1,574,324) ........................           1,574,324
                                                                ----------------
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS: 98.6%
               (Cost $1,107,137,141)                             1,410,938,228

               OTHER ASSETS LESS LIABILITIES 1.4% ........          20,398,358
                                                                ----------------
               TOTAL NET ASSETS : 100.0% .................      $1,431,336,586
                                                                ================
--------------------------------------------------------------------------------

LEGEND:
-------
*Non-income producing security.
+Securities on loan.

SECURITIES LENDING: (Note 7)
----------------------------
 As of December 31, 1998, the market value of securities loaned was $186,640,183 with collateral backing valued at $186,159,167.

                      See Notes to Financial Statements.

                                    MSF-15

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
 SHARES                           ISSUE                            (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 99.3%
-------------------------------------------------------------------------------
AEROSPACE: 1.3%

  310,524     Boeing Co.                                        $   10,130,845
   39,600     General Dynamics Corp.                                 2,321,550
   61,313     Lockheed Martin Corp.                                  5,196,277
   21,400     Northrop Grumman Corp.                                 1,564,875
  105,000     Raytheon Co. Cl. B                                     5,591,250
   60,000     Rockwell International Corp.                           2,913,750
   49,600     Textron, Inc.                                          3,766,500
   70,600     United Technologies Corp.                              7,677,750
                                                                --------------
                                                                    39,162,797
-------------------------------------------------------------------------------
AUTOMOTIVE: 1.6%

   47,500   *+AutoZone, Inc.                                         1,564,531
   51,735     Dana Corp.                                             2,114,668
   41,600     Danaher Corp.                                          2,259,400
   22,100     Eaton Corp.                                            1,562,194
  376,100     Ford Motor Co.                                        22,072,369
  203,332     General Motors Corp.                                  14,550,946
   56,000     Genuine Parts Co.                                      1,872,500
   20,710    *Navistar International Corp.                             590,235
   24,430     PACCAR, Inc.                                           1,001,630
   18,750     Snap-On, Inc.                                            652,734
   19,400     Timken Co.                                               366,175
   37,200     TRW, Inc.                                              2,090,175
                                                                --------------
                                                                    50,697,557
-------------------------------------------------------------------------------
BANKING: 7.3%

  236,400     Bank of New York Co., Inc.                             9,515,100
  363,965     Bank One Corp.                                        18,584,963
  537,898     BankAmerica Corp.                                     32,341,117
   91,212     BankBoston Corp.                                       3,551,567
   29,900     Bankers Trust New York Corp.                           2,554,581
   92,000     BB&T Corp.                                             3,708,750
  262,868     Chase Manhattan Corp.                                 17,891,453
   48,850     Comerica, Inc.                                         3,330,959
   82,750     Fifth Third Bancorp                                    5,903,695
  307,996     First Union Corp.                                     18,730,007
  177,030     Fleet Financial Group, Inc.                            7,911,028
   17,600     Golden West Financial Corp.                            1,613,700
   65,800     Huntington Bancshares, Inc.                            1,984,281
  141,306     KeyCorp                                                4,521,792
  233,593     MBNA Corp.                                             5,825,225
   81,300     Mellon Bank Corp.                                      5,589,375
   49,200     Mercantile Bancorporation, Inc.                        2,269,350
   54,699     Morgan (J.P.) & Co., Inc.                              5,746,814
  103,400     National City Corp.                                    7,496,500
   34,600     Northern Trust Corp.                                   3,019,931
   93,500     PNC Bank Corp.                                         5,060,688
   69,100     Regions Financial Corp.                                2,787,753
   33,600     Republic New York Corp.                                1,530,900
   50,100    +State Street Corp.                                     3,485,081
   53,700     Summit Bancorp                                         2,346,019
   65,900    +SunTrust Banks, Inc.                                   5,041,350
   82,500    +Synovus Financial Corp.                                2,010,938
  225,527     U.S. Bancorp                                           8,006,209
   42,500     Union Planters Corp.                                   1,925,781
   63,400     Wachovia Corp.                                         5,543,538
  184,354     Washington Mutual, Inc.                                7,040,018
  502,630     Wells Fargo & Co.                                     20,073,786
                                                                --------------
                                                                   226,942,249
-------------------------------------------------------------------------------
BROADCASTING: 2.2%

  219,500     CBS Corp.                                              7,188,625
   82,400    *Clear Channel Communications, Inc.                     4,490,800
  115,000     Comcast Corp. Cl. A                                    6,752,656
   22,200     King World Productions, Inc.                             653,512
  188,600    *MediaOne Group, Inc.                                   8,864,200
  167,200   *+Tele-Communications, Inc. Cl. A                        9,253,475
  381,340     Time Warner, Inc.                                     23,666,914
  108,826    *Viacom, Inc. Cl. B                                     8,053,124
                                                                --------------
                                                                    68,923,306
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION: 0.4%

   12,200     Armstrong World Industries, Inc.                         735,813


                                    MSF-16

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
 SHARES                 ISSUE                                      (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION: (CONTINUED)

   21,400     Crane Co.                                         $      646,013
   69,300    +Dover Corp.                                            2,538,112
   22,000     Mallinckrodt, Inc.                                       677,875
  105,400     Masco Corp.                                            3,030,250
   16,700    +Owens-Corning Fiberglas Corp.                            591,806
   53,400     Sherwin-Williams Co.                                   1,568,625
   27,500     Stanley Works                                            763,125
   34,500    +Willamette Industries, Inc.                            1,155,750
                                                                --------------
                                                                    11,707,369
-------------------------------------------------------------------------------
BUSINESS SERVICES: 1.4%

   94,500     Automatic Data Processing, Inc.                        7,577,719
   30,900    +Block (H & R), Inc.                                    1,390,500
  265,079    *Cendant Corp.                                          5,053,068
   25,400     Deluxe Corp.                                             928,688
   40,400     Ecolab, Inc.                                           1,461,975
   46,100   *+FDX Corp.                                              4,102,900
  137,400     First Data Corp.                                       4,353,862
  144,500     HBO & Co.                                              4,149,859
   50,100    *IMS Health, Inc.                                       3,779,419
   43,100     Interpublic Group of Cos., Inc.                        3,437,225
   52,200    +Omnicom Group, Inc.                                    3,027,600
   50,700     Paychex, Inc.                                          2,609,466
   80,100     Service Corp. International                            3,048,806
                                                                --------------
                                                                    44,921,087
-------------------------------------------------------------------------------
CHEMICALS: 1.8%

   71,600     Air Products & Chemicals, Inc.                         2,864,000
   69,200     Dow Chemical Co.                                       6,292,875
  349,900     Du Pont (E.I.) de Nemours & Co.                       18,566,569
   24,575     Eastman Chemical Co.                                   1,099,731
   10,100    *FMC Corp.                                                565,600
   22,800    *Grace (W.R.) & Co.                                       357,675
   18,500     Great Lakes Chemical Corp.                               740,000
   31,400     Hercules, Inc.                                           859,575
  194,700     Monsanto Co.                                           9,248,250
   37,900    *Morton International, Inc.                               928,550
   20,300     Nalco Chemical Co.                                       629,300
   38,000     Pall Corp.                                               961,875
   54,900     PPG Industries, Inc.                                   3,197,925
   49,300     Praxair, Inc.                                          1,737,825
   52,000    +Rohm & Haas Co.                                        1,566,500
   31,600     Sigma Aldrich Corp.                                      926,275
   41,000     Union Carbide Corp.                                    1,742,500
  132,700    +Williams Cos., Inc.                                    4,138,581
                                                                --------------
                                                                    56,423,606
-------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 3.8%

  137,900    *America Online, Inc.                                  19,961,025
  490,850    *Cisco Systems, Inc.                                   45,572,355
  395,800    *Dell Computer Corp.                                   28,979,981
  322,400     Hewlett-Packard Co.                                   22,023,950
   71,800    *PeopleSoft, Inc.                                       1,357,469
                                                                --------------
                                                                   117,894,780
-------------------------------------------------------------------------------
CONSTRUCTION & MINING EQUIPMENT: 0.0%

   14,600     Harnischfeger Industries, Inc.                           148,738
--------------------------------------------------------------------------------
CONTAINERS & GLASS: 0.2%

    9,300     Ball Corp.                                               425,475
   16,600     Bemis Co., Inc.                                          629,763
   38,200     Crown Cork & Seal Co., Inc.                            1,177,037
   48,400    *Owens-Illinois, Inc.                                   1,482,250
   25,770   *+Sealed Air Corp.                                       1,315,881
                                                                --------------
                                                                     5,030,406
-------------------------------------------------------------------------------
COSMETICS: 0.2%

   17,400    +Alberto-Culver Co. Cl. B Cvt.                            464,363
   81,400     Avon Products, Inc.                                    3,601,950
   33,000     International Flavors & Fragrances, Inc.               1,458,187
                                                                --------------
                                                                     5,524,500
-------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 8.8%

   20,900     Allergan, Inc.                                         1,353,275
   27,500   *+ALZA Corp.                                             1,436,875
  409,700     American Home Products Corp.                          23,071,231
   79,500    *Amgen, Inc.                                            8,307,750

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
 SHARES                           ISSUE                           (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
DRUGS & HEALTH CARE: (CONTINUED)

   16,700                Bard (C.R.), Inc.                      $      826,650
   17,200                Bausch & Lomb, Inc.                         1,032,000
   34,600                Biomet, Inc.                                1,391,569
  308,800                Bristol-Myers Squibb Co.                   41,321,300
   62,650                Cardinal Health, Inc.                       4,753,569
  131,100               *HEALTHSOUTH Corp.                           2,023,856
  341,800                Lilly (Eli) & Co.                          30,377,475
  370,200                Merck & Co., Inc.                          54,673,912
  403,400                Pfizer, Inc.                               50,601,487
  158,315                Pharmacia & Upjohn, Inc.                    8,964,587
  456,800                Schering-Plough Corp.                      25,238,200
   25,700              *+St. Jude Medical, Inc.                        711,569
  255,300                Warner-Lambert Co.                         19,195,369
                                                                ---------------
                                                                   275,280,674
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 4.3%

  173,700                Allied-Signal, Inc.                         7,697,081
   67,700                AMP, Inc.                                   3,524,631
   27,500               +Black & Decker Corp.                        1,541,719
    6,900                Briggs & Stratton Corp.                       344,138
  137,600                Emerson Electric Co.                        8,324,800
1,018,500                General Electric Co.                      103,950,656
   52,400               *General Instrument Corp.                    1,778,325
   29,400                Grainger (W.W.), Inc.                       1,223,775
   27,000                Johnson Controls, Inc.                      1,593,000
   14,000                Millipore Corp.                               398,125
   12,900                National Service Industries, Inc.             490,200
   24,600                Raychem Corp.                                 794,888
   30,400                Tandy Corp.                                 1,252,100
   18,100                Thomas & Betts Corp.                          783,956
                                                                ---------------
                                                                   133,697,394
-------------------------------------------------------------------------------
ELECTRONICS: 5.2%

   45,100               *Advanced Micro Devices, Inc.                1,305,081
   26,750               *Andrew Corp.                                  443,047
  114,500               *Applied Materials, Inc.                     4,891,297
   13,500                EG&G, Inc.                                    375,469
   24,900                Harris Corp.                                  911,963
   39,000                Honeywell,  Inc.                            2,937,187
  518,100               *Intel Corp.                                61,411,041
   27,100               *KLA-Tencor Corp.                            1,176,309
   43,000               *LSI Logic Corp.                               693,375
  408,694                Lucent Technologies, Inc.                  44,956,340
   67,000               *Micron Technology, Inc.                     3,387,687
  186,600                Motorola, Inc.                             11,394,262
   51,100               *National Semiconductor Corp.                  689,850
  202,660                Northern Telecom, Ltd.                     10,158,332
   16,200                Perkin-Elmer Corp.                          1,580,513
   22,700               +Scientific-Atlanta, Inc.                      517,844
   14,900                Tektronix, Inc.                               447,931
   60,500              *+Tellabs, Inc.                               4,148,031
  121,100                Texas Instruments, Inc.                    10,361,619
   48,600               *Thermo Electron Corp.                         823,163
                                                                ---------------
                                                                   162,610,341
-------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 0.9%

   29,400                Brunswick Corp.                               727,650
  185,100                Carnival Corp.                              8,884,800
  636,697                Disney (Walt) Co.                          19,100,910
   10,600                Fleetwood Enterprises, Inc.                   368,350
                                                                ---------------
                                                                    29,081,710
-------------------------------------------------------------------------------
FINANCIAL SERVICES: 5.0%

  140,387                American Express Co.                       14,354,571
  224,570                Associates First Capital Corp. Cl. A        9,516,154
   35,100                Bear Stearns Cos., Inc.                     1,311,863
   20,700               +Capital One Financial Corp.                 2,380,500
  124,850                Charles Schwab Corp.                        7,015,009
  706,169                Citigroup, Inc.                            34,955,365
   34,664                Countrywide Credit Industries, Inc.         1,739,699
  210,900                Federal Home Loan Mortgage Corp.           13,589,869
  322,300               *Federal National Mortgage Assoc.           23,850,200
   78,500                Franklin Resources, Inc.                    2,512,000
   72,700                Hartford Financial Services Group,
                         Inc.                                        3,989,412

                                    MSF-18

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
 SHARES                 ISSUE                                      (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
FINANCIAL SERVICES: (CONTINUED)

  149,905     Household International, Inc.                     $    5,939,986
   35,700     Lehman Brothers Holdings, Inc.                         1,573,031
   35,800     Loews Corp.                                            3,517,350
  110,900     Merrill Lynch & Co., Inc.                              7,402,575
   34,200     MGIC Investment Corp.                                  1,361,588
  179,541    +Morgan Stanley, Dean Witter, Discovery & Co.          12,747,411
   44,150     Providian Financial Corp.                              3,311,250
   52,000     SLM Holding Corp.                                      2,496,000
   19,300     Transamerica Corp.                                     2,229,150
                                                                --------------
                                                                   155,792,983
-------------------------------------------------------------------------------
FOOD & BEVERAGES: 4.6%

  148,500     Anheuser-Busch Co., Inc.                               9,745,312
  184,390     Archer-Daniels-Midland Co.                             3,169,203
   88,600     Bestfoods                                              4,717,950
   22,000     Brown-Forman Corp. Cl. B                               1,665,125
  139,700     Campbell Soup Co.                                      7,683,500
  121,500    +Coca Cola Enterprises, Inc.                            4,343,625
  766,200     Coca-Cola Co.                                         51,239,625
  151,800     ConAgra, Inc.                                          4,781,700
   11,200     Coors (Adolph) Co. Cl. B                                 632,450
   47,400     General Mills, Inc.                                    3,685,350
  112,700     Heinz (H.J.) Co.                                       6,381,637
   45,200     Hershey Foods Corp.                                    2,810,875
  125,700     Kellogg Co.                                            4,289,513
  456,000     PepsiCo, Inc.                                         18,667,500
   74,900     Pioneer Hi Bred International, Inc.                    2,022,300
   43,000     Quaker Oats Co.                                        2,558,500
  287,700     Sara Lee Corp.                                         8,109,544
  104,200     Sysco Corp.                                            2,858,988
   36,900     Wrigley (Wm.), Jr. Co.                                 3,304,856
                                                                --------------
                                                                   142,667,553
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 0.9%

   17,500     Boise Cascade Corp.                                      542,500
   29,400    +Champion International Corp.                           1,190,700
   68,300     Fort James Corp.                                       2,732,000
   27,500     Georgia-Pacific Corp.                                  1,610,469
   95,600     International Paper Co.                                4,284,075
  168,420     Kimberly-Clark Corp.                                   9,178,890
   33,100     Louisiana-Pacific Corp.                                  606,144
   31,800     Mead Corp.                                               932,137
    9,000     Potlatch Corp.                                           331,875
   17,200    +Temple Inland, Inc.                                    1,020,175
   22,200     Union Camp Corp.                                       1,498,500
   31,100     Westvaco Corp.                                           833,869
   61,800     Weyerhaeuser Co.                                       3,140,212
                                                                --------------
                                                                    27,901,546
-------------------------------------------------------------------------------
HEALTHCARE SERVICES: 0.0%

   34,700    *HCR Manor Care, Inc.                                   1,019,313
--------------------------------------------------------------------------------
HOMEBUILDERS: 0.1%

   18,400     Centex Corp.                                             829,150
   12,700     Kaufman & Broad Home Corp.                               365,125
   13,700     Pulte Corp.                                              381,031
                                                                --------------
                                                                     1,575,306
-------------------------------------------------------------------------------
HOSPITAL MANAGEMENT: 0.3%

  200,585     Columbia/HCA Healthcare Corp.                          4,964,479
   51,200    *Humana, Inc.                                             912,000
   95,900    *Tenet Healthcare Corp.                                 2,517,375
   14,900     United Healthcare Corp.                                  641,631
                                                                --------------
                                                                     9,035,485
-------------------------------------------------------------------------------
HOTEL & MOTEL: 0.2%

   30,700    *Harrah's Entertainment, Inc.                             481,606
   81,200     Hilton Hotels Corp.                                    1,552,950
   77,200    *Marriott International, Inc. Cl. A                     2,238,800
   55,500   *+Mirage Resorts, Inc.                                     829,032
                                                                --------------
                                                                     5,102,388
-------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS: 0.2%

   28,100    +Maytag Corp.                                           1,749,225
   50,200    +Newell Co.                                             2,070,750
   23,600     Whirlpool Corp.                                        1,306,850
                                                                --------------
                                                                     5,126,825
-------------------------------------------------------------------------------

                                    MSF-19

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                     VALUE
   SHARES                 ISSUE                                     (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS: 2.8%

   32,400    Clorox Co.                                         $    3,784,725
   91,600    Colgate-Palmolive Co.                                   8,507,350
   72,400    Corning, Inc.                                           3,258,000
  344,800    Gillette Co.                                           16,658,150
  412,400    Procter & Gamble Co.                                   37,657,275
   46,100    Rubbermaid, Inc.                                        1,449,269
   17,800    Tupperware Corp.                                          292,588
  199,000    Unilever NV                                            16,504,562
                                                                --------------
                                                                    88,111,919
-------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS & MATERIAL: 0.0%

   12,000    Milacron, Inc.                                            231,000
-------------------------------------------------------------------------------
INSURANCE: 3.2%

   44,700    Aetna, Inc.                                             3,514,537
  254,998    Allstate Corp.                                          9,849,298
   78,770    American General Corp.                                  6,144,060
  326,337    American International Group, Inc.                     31,532,313
   53,050    Aon Corp.                                               2,937,644
   50,600    Chubb Corp.                                             3,282,675
   64,600    CIGNA Corp.                                             4,994,387
   51,500    Cincinnati Financial Corp.                              1,887,797
   97,434    Conseco Co., Inc.                                       2,977,827
   46,200    Equifax, Inc.                                           1,579,462
   32,750    Jefferson-Pilot Corp.                                   2,456,250
   32,100    Lincoln National Corp.                                  2,626,181
   80,400    Marsh & McLennan Cos., Inc.                             4,698,375
   31,100    MBIA, Inc.                                              2,038,994
   22,900    Progressive Corp.                                       3,878,687
   41,700    Provident Cos., Inc.                                    1,730,550
   42,600    SAFECO Corp.                                            1,830,469
   72,996    St. Paul Cos., Inc.                                     2,536,611
   67,950    SunAmerica, Inc.                                        5,512,444
   43,400    Torchmark Corp.                                         1,532,563
   43,100    UNUM Corp.                                              2,515,962
                                                                --------------
                                                                   100,057,086
-------------------------------------------------------------------------------
LIQUOR: 0.1%

  122,300    Seagram, Ltd.                                           4,647,400
-------------------------------------------------------------------------------
MACHINERY: 0.7%

   53,600    Browning-Ferris Industries, Inc.                        1,524,250
   22,600   +Case Corp.                                                492,963
  112,100   +Caterpillar, Inc.                                       5,156,600
   32,400   +Cooper Industries, Inc.                                 1,545,075
   13,500   +Cummins Engine Co., Inc.                                  479,250
   74,500    Deere & Co.                                             2,467,812
   23,700    Fluor Corp.                                             1,008,731
   12,200    Foster Wheeler Corp.                                      160,888
   77,500    Illinois Tool Works, Inc.                               4,495,000
   51,450   +Ingersoll-Rand Co.                                      2,414,934
    3,300    NACCO Industries, Inc. Cl. A                              303,600
   33,700   +Parker Hannifin Corp.                                   1,103,675
                                                                --------------
                                                                    21,152,778
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 2.8%

  471,700    Abbott Laboratories, Inc.                              23,113,300
   89,200    Baxter International, Inc.                              5,736,675
   76,900    Becton, Dickinson & Co.                                 3,282,669
  121,800   *Boston Scientific Corp.                                 3,265,762
   46,700   +Guidant Corp.                                           5,148,675
  418,000    Johnson & Johnson                                      35,059,750
  152,400   +Medtronic, Inc.                                        11,315,700
                                                                --------------
                                                                    86,922,531
-------------------------------------------------------------------------------
METALS-ALUMINUM: 0.2%

   70,400   +Alcan Aluminium, Ltd.                                   1,905,200
   57,200    Aluminum Co. of America                                 4,264,975
   20,100    Reynolds Metals Co.                                     1,059,019
                                                                --------------
                                                                     7,229,194
-------------------------------------------------------------------------------
METALS-GOLD: 0.2%

  115,600    Barrick Gold Corp.                                      2,254,200
   71,400    Battle Mountain Gold Co.                                  294,525
   73,700   +Homestake Mining Co.                                      677,119
   51,494    Newmont Mining Corp.                                      930,110

                                    MSF-20

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
 SHARES                ISSUE                                       (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
METALS-GOLD: (CONTINUED)

   77,200     Placer Dome, Inc.                                 $      887,800
                                                                --------------
                                                                     5,043,754
-------------------------------------------------------------------------------
METALS-NON-FERROUS: 0.1%

   12,100     ASARCO, Inc.                                             182,256
   44,650     Engelhard Corp.                                          870,675
   50,906     Inco, Ltd.                                               537,695
                                                                --------------
                                                                     1,590,626
-------------------------------------------------------------------------------
METALS-STEEL & IRON: 0.1%

   40,000   *+Bethlehem Steel Corp.                                    335,000
   27,200    +Nucor Corp.                                            1,176,400
   27,410     USX US Steel Group                                       630,430
   28,600     Worthington Industries, Inc.                             358,394
                                                                --------------
                                                                     2,500,224
-------------------------------------------------------------------------------
MINING: 0.1%

   27,800     Cyprus Amax Minerals Co.                                 278,000
   50,700     Freeport-McMoRan Copper & Gold, Inc. Cl. B               529,181
   18,200     Phelps-Dodge Corp.                                       925,925
                                                                --------------
                                                                     1,733,106
-------------------------------------------------------------------------------
MISCELLANEOUS: 0.7%

   60,900     Allegheny Teldyne, Inc.                                1,244,644
   53,100     Fortune Brands, Inc.                                   1,679,288
   96,900     Ralston-Purina Co.                                     3,137,137
  200,302     Tyco International, Ltd.                              15,110,282
                                                                --------------
                                                                    21,171,351
-------------------------------------------------------------------------------
MULTI-INDUSTRY: 0.4%

    8,800    +Aeroquip-Vickers, Inc.                                   263,450
   22,500     Harcourt General, Inc.                                 1,196,719
   32,400     ITT Industries, Inc.                                   1,287,900
  125,500     Minnesota Mining & Manufacturing Co.                   8,926,187
                                                                --------------
                                                                    11,674,256
-------------------------------------------------------------------------------
NEWSPAPERS: 0.5%

   29,000    +Dow Jones & Co., Inc.                                  1,395,625
   87,800     Gannett Co., Inc.                                      5,663,100
   24,700   ++Knight-Ridder, Inc.                                    1,262,788
   57,000     New York Times Co. Cl. A                               1,977,187
   24,900     Times Mirror Co. Cl. A                                 1,394,400
   37,100     Tribune Co.                                            2,448,600
                                                                --------------
                                                                    14,141,700
-------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 4.5%

  111,800    *3 Com Corp.                                            5,013,531
   41,600   *+Apple Computer, Inc.                                   1,704,300
   36,300    +Avery Dennison Corp.                                   1,635,769
   50,700    *Cabletron Systems, Inc.                                  424,613
   23,000    *Ceridian Corp.                                         1,605,688
  528,362     Compaq Computer Corp.                                 22,158,181
   49,600    *Computer Sciences Corp.                                3,196,100
   15,200    *Data General Corp.                                       249,850
  156,000   *+EMC Corp.                                             13,260,000
   49,000    *Gateway 2000, Inc.                                     2,508,187
   41,400     IKON Office Solutions, Inc.                              354,488
  290,000     International Business Machines Corp.                 53,577,500
   26,500     Moore Corp., Ltd.                                        291,500
   85,300     Pitney-Bowes, Inc.                                     5,635,131
   75,700    *Seagate Technology                                     2,289,925
   58,000    *Silicon Graphics, Inc.                                   746,750
  118,900    *Sun Microsystems, Inc.                                10,173,381
   79,500    *Unisys Corp.                                           2,737,781
  101,800     Xerox Corp.                                           12,012,400
                                                                --------------
                                                                   139,575,075
-------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 0.1%

   37,000     Anadarko Petroleum Corp.                               1,142,375
   30,700     Apache Corp.                                             777,093
   10,079     ONEOK, Inc.                                              364,104
   77,150     Union Pacific Resources Group, Inc.                      699,172
                                                                --------------
                                                                     2,982,744
-------------------------------------------------------------------------------
OIL-DOMESTIC: 0.7%

   28,200     Amerada Hess Corp.                                     1,402,950
   23,600    +Ashland, Inc.                                          1,141,650
  100,000     Atlantic Richfield Co.                                 6,525,000
   15,100    +Kerr-McGee Corp.                                         577,575

                                    MSF-21

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
   SHARES                 ISSUE                                    (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
OIL-DOMESTIC: (CONTINUED)

  107,100     Occidental Petroleum Corp.                        $    1,807,312
   33,000    *Oryx Energy Co.                                          443,438
   79,600     Phillips Petroleum Co.                                 3,392,950
   29,000    +Sunoco, Inc.                                           1,045,813
   52,700     Tenneco, Inc.                                          1,795,094
   74,556     Unocal Corp.                                           2,176,103
   95,800     USX-Marathon Group                                     2,885,975
                                                                --------------
                                                                    23,193,860
-------------------------------------------------------------------------------
OIL-INTERNATIONAL: 4.3%

  202,700     Chevron Corp.                                         16,811,431
  755,700     Exxon Corp.                                           55,260,562
  242,400     Mobil Corp.                                           21,119,100
  666,500     Royal Dutch Petroleum Co.                             31,908,688
  166,200     Texaco, Inc.                                           8,787,825
                                                                --------------
                                                                   133,887,606
-------------------------------------------------------------------------------
OIL-SERVICES: 0.5%

  101,200     Baker Hughes, Inc.                                     1,789,975
   66,200     Coastal Corp.                                          2,312,862
  137,000     Halliburton Co.                                        4,058,625
   15,700     Helmerich & Payne, Inc.                                  304,188
   18,600     McDermott International, Inc.                            459,188
   25,800   *+Rowan Cos., Inc.                                         258,000
  169,500     Schlumberger, Ltd.                                     7,818,187
                                                                --------------
                                                                    17,001,025
-------------------------------------------------------------------------------
PHOTOGRAPHY: 0.2%

  101,000     Eastman Kodak Co.                                      7,272,000
   13,400    +Polaroid Corp.                                           250,413
                                                                --------------
                                                                     7,522,413
-------------------------------------------------------------------------------
POLLUTION CONTROL: 0.3%

  102,100    *Laidlaw, Inc.                                          1,027,381
  178,972    *Waste Management, Inc.                                 8,344,570
                                                                --------------
                                                                     9,371,951
-------------------------------------------------------------------------------
PRINTING & PUBLISHING: 0.3%

   22,200     American Greetings Corp. Cl. A                           911,588
   42,400     Donnelley (R.R.) & Sons Co.                            1,857,650
   52,200    *Dun & Bradstreet Corp.                                 1,647,562
   10,700     Jostens, Inc.                                            280,206
   31,200     McGraw-Hill Cos., Inc.                                 3,178,500
   16,600    +Meredith Corp.                                           628,725
                                                                --------------
                                                                     8,504,231
-------------------------------------------------------------------------------
RESTAURANT: 0.6%

   42,900     Darden Restaurants, Inc.                                 772,200
  210,300     McDonald's Corp.                                      16,114,237
   47,700    *Tricon Global Restaurants, Inc.                        2,390,963
   38,200    +Wendy's International, Inc.                              833,238
                                                                --------------
                                                                    20,110,638
-------------------------------------------------------------------------------
RETAIL GROCERY: 0.8%

   76,400    +Albertson's, Inc.                                      4,865,725
   85,000     American Stores Co.                                    3,139,687
   79,900     Kroger Co.                                             4,833,950
  151,100    *Safeway, Inc.                                          9,207,656
   11,500     The Great Atlantic & Pacific Tea Co., Inc.               340,688
   45,900    +Winn-Dixie Stores, Inc.                                2,059,763
                                                                --------------
                                                                    24,447,469
-------------------------------------------------------------------------------
RETAIL TRADE: 5.7%

   31,100    +Circuit City Stores, Inc.                              1,553,056
   33,700    *Consolidated Stores Corp.                                680,319
   67,367    *Costco Cos., Inc.                                      4,873,581
  121,200     CVS Corp.                                              6,666,000
  136,600     Dayton-Hudson Corp.                                    7,410,550
   33,200     Dillards, Inc. Cl. A                                     942,050
   57,000     Dollar General Corp.                                   1,346,625
   64,000   *+Federated Department Stores, Inc.                      2,788,000
   48,400    *Fred Meyer, Inc.                                       2,916,100
  485,798    +Home Depot, Inc.                                      29,724,765
  152,900    *K Mart Corp.                                           2,341,281
   49,600    *Kohls Corp.                                            3,047,300
   70,400     Limited, Inc.                                          2,050,400
   11,700     Longs Drug Stores Corp.                                  438,750
  109,800     Lowes Cos., Inc.                                       5,620,387

                                    MSF-22

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
 SHARES                           ISSUE                           (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
RETAIL TRADE: (CONTINUED)
   72,500                May Department Stores Co.              $    4,377,188
   46,400               +Nordstrom, Inc.                             1,612,400
   79,600                Penney (J.C.) Co., Inc.                     3,731,250
   19,400                Pep Boys-Manny, Moe & Jack                    304,338
   80,400               +Rite Aid Corp.                              3,984,825
  118,800                Sears, Roebuck & Co.                        5,049,000
   97,500               *Staples, Inc.                               4,262,578
   37,300                SuperValu, Inc.                             1,044,400
  180,075                The Gap, Inc.                              10,129,219
   99,700                TJX Cos., Inc.                              2,891,300
   80,300               *Toys 'R Us, Inc.                            1,355,063
   42,100               *Venator Group, Inc.                           271,019
  700,200                Wal-Mart Stores, Inc.                      57,022,537
  154,900                Walgreen Co.                                9,071,331
                                                                ---------------
                                                                   177,505,612
-------------------------------------------------------------------------------
SOFTWARE: 4.8%

   20,100                Adobe Systems, Inc.                           940,931
   68,100              *+Ascend Communications, Inc.                 4,479,703
   14,300               +Autodesk, Inc.                                609,984
   67,400              *+BMC Software, Inc.                          3,005,619
  167,250                Computer Associates International,
                         Inc.                                        7,129,031
  153,200                Electronic Data Systems Corp.               7,698,300
  775,000               *Microsoft Corp.                           107,361,719
  109,500               *Novell, Inc.                                1,988,110
  302,050               *Oracle Corp.                               13,035,345
   84,100               *Parametric Technology Corp.                 1,366,625
    8,900               +Shared Medical Systems                        443,888
                                                                ---------------
                                                                   148,059,255
-------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.2%

   22,100               *Fruit of the Loom, Inc. Cl. A                 305,256
   20,400                Liz Claiborne, Inc.                           643,875
   89,600               +Nike, Inc. Cl. B                            3,634,400
   17,500              *+Reebok International, Ltd.                    260,313
   11,100                Russell Corp.                                 225,469
    5,600                Springs Industries, Inc.                      232,050
   37,600                VF Corp.                                    1,762,500
                                                                ---------------
                                                                     7,063,863
-------------------------------------------------------------------------------
TIRES & RUBBER: 0.1%

   23,600                Cooper Tire & Rubber Co.                      482,325
   22,800               +Goodrich (B.F.) Co.                           817,950
   48,900                Goodyear Tire & Rubber Co.                  2,466,394
                                                                ---------------
                                                                     3,766,669
-------------------------------------------------------------------------------
TOBACCO: 1.5%

  756,700                Philip Morris Cos., Inc.                   40,483,450
  101,100                RJR Nabisco Holdings Corp.                  3,001,406
   57,600                UST, Inc.                                   2,008,800
                                                                ---------------
                                                                    45,493,656
-------------------------------------------------------------------------------
TOYS & AMUSEMENTS: 0.1%

   40,650                Hasbro, Inc.                                1,468,481
   88,813                Mattel, Inc.                                2,026,047
                                                                ---------------
                                                                     3,494,528
-------------------------------------------------------------------------------
TRANSPORTATION-AIRLINES: 0.3%

   56,500               *AMR Corp.                                   3,354,687
   44,700                Delta Air Lines, Inc.                       2,324,400
  104,025                Southwest Airlines Co.                      2,334,061
   27,400               *USAirways Group, Inc.                       1,424,800
                                                                ---------------
                                                                     9,437,948
-------------------------------------------------------------------------------
TRANSPORTATION-RAILROAD: 0.5%

  145,603                Burlington Northern Santa Fe Corp.          4,914,101
   67,900                CSX Corp.                                   2,817,850
  117,400                Norfolk Southern Corp.                      3,720,113
   76,800                Union Pacific Corp.                         3,460,800
                                                                ---------------
                                                                    14,912,864
-------------------------------------------------------------------------------
TRANSPORTATION-TRUCKING: 0.0%

   22,000                Ryder Systems, Inc.                           572,000
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 2.4%

   56,500               *AES Corp.                                   2,676,688
   42,700                Ameren Corp.                                1,822,756
   60,000               +American Electric Power Co., Inc.           2,823,750
   46,500                Baltimore Gas & Electric Co.                1,435,688

                                    MSF-23

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                    VALUE
  SHARES                           ISSUE                           (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
UTILITIES-ELECTRIC: (CONTINUED)

   47,300                Carolina Power & Light Co.             $    2,226,056
   66,200                Central & South West Corp.                  1,816,363
   49,292                CINergy Corp.                               1,694,413
   72,500                Consolidated Edison, Inc.                   3,833,437
   60,700                Dominion Resources, Inc.                    2,837,725
   44,800                DTE Energy Co.                              1,920,800
  112,734                Duke Energy Corp.                           7,222,022
  109,200                Edison International                        3,043,950
   77,100                Entergy Corp.                               2,399,738
   73,200               *FirstEnergy Corp.                           2,383,575
   56,900                FPL Group, Inc.                             3,506,462
   40,000                GPU, Inc.                                   1,767,500
   87,945                Houston Industries, Inc.                    2,825,233
   35,300               *New Century Energies, Inc.                  1,720,875
   58,200               *Niagara Mohawk Power Corp.                    938,475
   47,000                Northern States Power Co.                   1,304,250
   92,500                PacifiCorp                                  1,948,281
   70,100                PECO Energy Corp.                           2,917,912
  119,000                PG&E Corp.                                  3,748,500
   47,300               +PP&L Resources, Inc.                        1,318,488
   71,300                Public Service Enterprise Group,
                         Inc.                                        2,852,000
  216,200                Southern Co.                                6,283,312
   87,845               +Texas Utilities Co.                         4,101,263
   67,400                Unicom Corp.                                2,599,113
                                                                ---------------
                                                                    75,968,625
-------------------------------------------------------------------------------
UTILITIES-GAS DISTRIBUTION & PIPELINES: 0.4%

   55,440                Burlington Resources, Inc.                  1,985,445
   25,950                Columbia Energy Group                       1,498,612
   30,200               +Consolidated Natural Gas Co.                1,630,800
    7,600                Eastern Enterprises                           332,500
  103,100                Enron Corp.                                 5,883,144
   15,300                NICOR, Inc.                                   646,425
   10,700                Peoples Energy Corp.                          426,663
   34,200                Sonat, Inc.                                   925,537
                                                                ---------------
                                                                    13,329,126
-------------------------------------------------------------------------------
UTILITIES-MISCELLANEOUS: 0.1%

   74,345                Sempra Energy Solutions                     1,886,504
-------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 8.3%

  177,600               *AirTouch Communications, Inc.              12,809,400
   85,300               +ALLTEL Corp.                                5,102,006
  342,900                Ameritech Corp.                            21,731,287
  561,435                AT&T Corp.                                 42,247,984
  482,424                Bell Atlantic Corp.                        25,568,472
  609,700                BellSouth Corp.                            30,408,787
   53,500               +Frontier Corp.                              1,819,000
  300,000                GTE Corp.                                  19,500,000
  569,821               *MCI WorldCom, Inc.                         40,902,464
   89,300               +Nextel Communications, Inc. Cl. A           2,112,503
  607,994                SBC Communications, Inc.                   32,603,678
  133,900                Sprint Corp.                               11,264,338
  128,750               *Sprint Corp.                                2,977,344
  156,064               +U.S. West, Inc.                            10,085,636
                                                                ---------------
                                                                   259,132,899
-------------------------------------------------------------------------------
                         TOTAL COMMON STOCK
                         (Cost : $1,946,769,784) ............    3,089,695,399
                                                                --------------
-------------------------------------------------------------------------------
                         TOTAL INVESTMENTS : 99.3%
                         (Cost $1,946,769,784)                   3,089,695,399
                         OTHER ASSETS LESS LIABILITIES 0.7%..       22,223,585
                                                                ---------------
                         TOTAL NET ASSETS : 100.0% ..........   $3,111,918,984
                                                                ===============
-------------------------------------------------------------------------------

LEGEND:
-------
*Non-income producing security.
+Securities on loan.

SECURITIES LENDING: (Note 7)
----------------------------
 As of December 31, 1998, the market value of securities loaned was $55,650,745 with collateral backing valued at $57,174,530.

                      See Notes to Financial Statements.

                                     MSF-24

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SANTANDER INTERNATIONAL STOCK PORTFOLIO
December 31, 1998

                                                                             VALUE
  SHARES                            ISSUE                                  (NOTE 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: 98.0%
---------------------------------------------------------------------------------------
AUSTRALIA: 2.7%

   215,100                  Commonwealth Bank of Australia               $  3,053,104

   150,200                 +National Australia Bank                         2,264,183

   294,100                  Westpac Banking Ltd.                            1,967,996

   178,000                  Woolworths Ltd.                                   606,022
                                                                         --------------
                            Total Investments in Australia                  7,891,305
---------------------------------------------------------------------------------------
AUSTRIA: 0.4%

    13,100                  OMV Handels AG                                  1,234,637
                                                                         --------------
                            Total Investments in Austria                    1,234,637
---------------------------------------------------------------------------------------
BELGIUM: 2.2%

    24,900                  Albemene Maatschappij Voor Niver NV             2,088,805

    12,700                  Fortis AG                                       4,573,764
                                                                         --------------
                            Total Investments in Belgium                    6,662,569
---------------------------------------------------------------------------------------
CANADA: 0.4%

   595,000                 *AMR Technologies , Inc.                         1,070,494

   282,330              *[_]Isleinvest Ltd.                                         0
                                                                         --------------
                            Total Investments in Canada                     1,070,494
---------------------------------------------------------------------------------------
DENMARK: 0.2%

     6,900                  Unidanmark A/S Cl. A                              623,399
                                                                         --------------
                            Total Investments in Denmark                      623,399
---------------------------------------------------------------------------------------
FINLAND: 2.3%

    50,500                 *Nokia AB Oy Cl. A                               6,140,420

    21,300                 *UPM-Kymmene Corp.                                 593,175
                                                                         --------------
                            Total Investments in Finland                    6,733,595
---------------------------------------------------------------------------------------
FRANCE: 10.5%

    49,300                  Assurance Generale de France                    2,943,363

    38,200                  AXA SA                                          5,534,251

     3,300                  Bouygues SA                                       679,950

     2,000                  Danone                                            572,348

    15,030                  Elf Aquitaine SA                                1,736,609

    75,306                 *France Telecom SA                               5,980,301

     1,500                  Galeries Lafayette                              1,609,730

    29,312                  Lafarge SA                                      2,783,880

     4,700                  Lyonnaise des Eaux SA                             965,051

    87,500                  Pechiney International NV Cl. A                 2,856,153

    15,180                  Saint-Gobain                                    2,142,196

    45,200                  Seita                                           2,829,548

     7,300                  Total SA Cl. B                                    739,009
                                                                         --------------
                            Total Investments in France                    31,372,389
---------------------------------------------------------------------------------------
GERMANY: 7.0%

    18,900                  Axa Colonia Konzern AG                          2,143,346

    51,500                  Continental AG                                  1,421,457

    67,100                  Deutsche Telekom AG                             2,206,336

   148,581                 +Lufthansa AG                                    3,280,800

    32,100                  Mannesmann AG                                   3,678,807

    48,400                  Merck KGaA                                      2,178,087

    16,500                *+Metro AG                                        1,316,753

     3,500                 +Thyssen AG                                        649,136

    48,100                  Volkswagen AG                                   3,838,533
                                                                         --------------
                            Total Investments in Germany                   20,713,255
---------------------------------------------------------------------------------------
IRELAND: 2.8%

   111,700                  Allied Irish Banks PLC                          1,989,407

   540,600                  Anglo Irish Bank Corp. PLC                      1,544,828

    71,500                  Bank of Ireland PLC                             1,564,471

   327,600                  Irish Life PLC                                  3,091,490
                                                                         --------------
                            Total Investments in Ireland                    8,190,196
---------------------------------------------------------------------------------------
ITALY: 7.3%

    97,300                  Assicuraziono Generali SPA                      4,060,419

   362,800                  Banca Populare di Milano SPA                    3,291,300

   792,100                 *ENI SPA ADR                                     5,173,837

   970,000                  Montedison SPA                                  1,287,701

   130,300                  Rolo Banca 1473 SPA                             3,522,580

   497,500                  Telecom Italia SPA                              4,242,493
                                                                         --------------
                            Total Investments in Italy                     21,578,330
---------------------------------------------------------------------------------------
JAPAN: 17.0%

    54,000                  Acom Co., Ltd.                                  3,467,846

    84,000                  Canon, Inc.                                     1,794,427

   328,000                  Chugai Pharmaceutical Co. Ltd.                  3,278,549

   517,000                  Citizen Watch Co., Ltd.                         3,109,774

   179,000                  Daiichi Pharmaceutical Co., Ltd.                3,022,654

    48,000                  Fuji Machine Manufacturing Co.                  1,515,789

                                    MSF-25

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SANTANDER INTERNATIONAL STOCK PORTFOLIO
December 31, 1998

                                                                       VALUE
  SHARES                            ISSUE                            (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
JAPAN: (CONTINUED)
    83,000          Fuji Photo Film, Ltd.                        $  3,083,591
    89,000          Honda Motor Co., Ltd.                           2,920,743
    41,000          Mabuchi Motor Co., Ltd.                         3,137,108
   263,000         +Matsushita Electric Industrial Co., Ltd.        4,650,482
   715,000        *+Mazda Motor Corp.                               2,782,839
    54,000          Murata Manufacturing Co., Ltd.                  2,240,248
   100,000          Nichicon Corp.                                  1,247,236
    16,500          Nintendo Co., Ltd.                              1,598,187
       360          Nippon Telephone & Telegraph                    2,776,824
    21,000          Rohm Co.                                        1,911,455
   143,000          Sankyo Co., Ltd.                                3,124,370
   130,000         +Sekisui House, Ltd.                             1,374,171
    49,000          Sony Corp.                                      3,567,183
                                                                 --------------
                    Total Investments in Japan                     50,603,476
-------------------------------------------------------------------------------
MALAYSIA: 0.9%
   745,000          Malayan Bank Bhd.                               1,509,606
   466,300          Telekom Malaysia Bhd.                           1,227,105
                                                                 --------------
                    Total Investments in Malaysia                   2,736,711
-------------------------------------------------------------------------------
NETHERLANDS: 4.4%
   197,000          ABN AMRO Holdings NV                            4,141,960
    34,700          ASR Verzekeringsgroep NV                        3,139,937
    18,000         *ING Groep NV                                    1,097,035
    49,400         *Koninklijke KPN NV                              2,471,709
    46,200          Royal Dutch Petroleum Co.                       2,299,303
                                                                 --------------
                    Total Investments in Netherlands               13,149,944
-------------------------------------------------------------------------------
PORTUGAL: 2.0%
   152,500          Banco Pinto & Sotto Mayor SA                    2,892,634
    30,200          BPI-SGPA SA                                     1,025,337
    43,600         *Portugal Telecom SA                             1,999,946
                                                                 --------------
                    Total Investments in Portugal                   5,917,917
-------------------------------------------------------------------------------
SINGAPORE: 0.3%
   152,000          Rothmans Industries Ltd.                          911,448
                                                                 --------------
                    Total Investments in Singapore                    911,448
-------------------------------------------------------------------------------
SOUTH KOREA: 0.2%
    54,010         *LG Electronics, Inc. 144A                         655,483
                                                                 --------------
                    Total Investments in South Korea                  655,483
-------------------------------------------------------------------------------
SPAIN: 8.7%
    81,700         *ACS Actividades SA                              3,219,251
    77,800          Argentaria Corp. Bancaria de Espana             2,011,786
    73,100          Banco de Bilbao Vizcaya SA                      1,144,438
    93,700          Dragados y Construcciones SA                    3,448,150
   147,700          Endesa SA                                       3,907,627
   205,200          Iberdrola SA                                    3,833,423
    66,400          Repsol SA                                       3,536,786
    30,600          Telefonica de Espagna SA                        1,358,612
    30,600         *Telefonica SA                                      27,129
   201,000          Union Electric Fenosa SA                        3,472,101
                                                                 --------------
                    Total Investments in Spain                     25,959,303
-------------------------------------------------------------------------------
SWEDEN: 1.9%
   178,900          Ericsson (L.M.) Telephone Ser. B                4,249,667
    34,900          Svenska Handelsbanken AB Cl. A                  1,469,058
                                                                 --------------
                    Total Investments in Sweden                     5,718,725
-------------------------------------------------------------------------------
SWITZERLAND: 4.1%
       800          Compagnie Financiere Richemont AG               1,130,960
     1,120         *Nestle SA                                       2,437,796
     1,370          Novartis AG                                     2,692,728
       210         *Roche Holdings AG                               2,562,131
     8,100         *Swisscom AG                                     3,390,478
                                                                 --------------
                    Total Investments in Switzerland               12,214,093
-------------------------------------------------------------------------------
UKRAINE: 0.0%
 1,100,000   *(Peso)Ashurst Technology Ltd.                                 0
                                                                 --------------
                    Total Investments in Ukraine                            0
-------------------------------------------------------------------------------
UNITED KINGDOM: 22.7%
    28,500          Abbey National PLC                                606,554
   320,300         *Allied Zurich PLC                               4,813,280
   281,000          Bank of Scotland                                3,361,356
   162,700          Barratt Developments PLC                          624,418
   760,400          Beazer Group PLC                                1,932,899

                                    MSF-26

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SANTANDER INTERNATIONAL STOCK PORTFOLIO
December 31, 1998

                                                                       VALUE
   SHARES                           ISSUE                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
United Kingdom: (Continued)
   469,600         *BG PLC                                         $  3,019,359
   120,000          British Aerospace PLC                             1,022,761
    69,800          British Petroleum Co. PLC                         1,039,056
   473,500          British Telecommunications PLC                    7,166,614
   464,600          FirstGroup PLC                                    3,068,259
   372,700          Gallaher Group PLC                                2,495,399
   164,300          Glaxo Wellcome PLC                                5,655,916
   102,400          HSBC Holdings PLC                                 2,820,721
   413,000          Iceland Group PLC                                 1,639,924
   247,500          Imperial Tobacco Group PLC                        2,590,547
   589,000       *[]Kemgas International Ltd.                           539,483
   354,400         *Kingfisher PLC                                    3,838,990
   199,600         *Lloyds TSB Group PLC                              2,841,954
   274,100          Norwich Union PLC                                 1,994,614
    47,500          Ocean Group PLC                                     596,611
    25,000         *Ocean Group PLC Cl. B                                28,244
   124,700          PowerGen PLC                                      1,636,700
    19,500         *Railtrack Group PLC                                 508,639
   459,300          SmithKline Beecham PLC                            6,365,567
   375,100         *Somerfield Stores Ltd. PLC                        2,505,237
    51,700          Unilever PLC                                        581,507
   164,000          Vodafone Group PLC                                2,664,762
    39,100         *Zeneca Group PLC                                  1,703,276
                                                                   -------------
                    Total Investments in United Kingdom              67,662,647
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost: $264,750,852) .......................    291,599,916
                                                                   -------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 0.1%
--------------------------------------------------------------------------------
UNITED KINGDOM: 0.1%
   295,000       *[]Upton & Southern Holdings PLC Cum. Cvt. Pfd.        269,563
                                                                   -------------
                    Total Investments in United Kingdom                 269,563
--------------------------------------------------------------------------------
                    TOTAL PREFERRED STOCK
                    (Cost: $456,233) ............................       269,563
                                                                   -------------
--------------------------------------------------------------------------------

   FACE                                         INTEREST  MATURITY       VALUE
  AMOUNT                 ISSUE                    RATE      DATE      (NOTE 1A)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 2.2%
-------------------------------------------------------------------------------
$6,447,000    State Street Repurchase Agreement
              (U.S. Treasury Bills collateral-
              ized, dated 12/ 31/98 due 1/4/99
              @ 5.570% with a market value of
              $6,511,302)                         4.500%   1/4/99  $  6,447,000
                                                                   -------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost: $6,447,000) ...............................      6,447,000
                                                                   -------------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 100.3%
              (Cost $271,654,085)                                   298,316,479

              OTHER ASSETS LESS LIABILITIES  (0.3)%..............      (935,567)
                                                                   -------------
              TOTAL NET ASSETS: 100.0% .........................   $297,380,912
                                                                   =============
--------------------------------------------------------------------------------


LEGEND:
-------
*  Non-income producing security.
+  Securities on loan.
[] Illiquid security.
   ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
   As of December 31, 1998, the market value of securities loaned was $4,523,838 with collateral backing valued at $4,715,747.

                      See Notes to Financial Statements.


                                     MSF-27

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Industry Diversification
--------------------------------------------------------------------------------
SANTANDER INTERNATIONAL STOCK PORTFOLIO
As A Percentage Of Total Value Of Investments

Aerospace..............................    0.4%

Automotive.............................    3.3

Banking................................   15.0

Building & Construction................    2.3

Chemical...............................    0.2

Construction Materials.................    2.9

Consumer Products......................    0.2

Drugs & Health Care....................   10.5

Electrical Equipment...................    1.8

Electronics............................    3.1

Financial Services.....................    3.6

Food & Beverages.......................    1.0

Forest Products & Paper................    0.2

Homebuilders...........................    1.3

Household Appliances &
 Home Furnishings......................    1.6

Insurance..............................    9.8

Metals-Non-Ferrous.....................    1.0

Metals-Steel & Iron....................    0.2

Miscellaneous..........................    1.1

Multi-Industry.........................    1.0

Office & Business Equipment............    0.6

Oil & Gas Exploration..................    1.8

Oil-International......................    3.6

Photography............................    1.1

Retail Grocery.........................    1.4

Retail Trade...........................    2.6

Telecommunications
 Equipment & Services..................    4.2

Tires & Rubber.........................    0.5

Tobacco................................    3.4

Toys & Amusements......................    0.5

Transportation-Airlines................    1.1

Transportation-Miscellaneous...........    1.3

Transportation-Railroad................    0.2

Utililies-Electric.....................    3.8

Utililies-Gas
 Distribution & Pipelines..............    1.0

Utililies-Miscellaneous................    0.9

Utililies-Telephones...................   11.5
                                        ------
                                         100.0%
                                        ======

Excludes short-term securities.

See Notes to Financial Statements.


                                     MSF-28

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 1998

                                                                      VALUE
  SHARES                          ISSUE                             (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 3.7%
-------------------------------------------------------------------------------
BANKING: 0.0%

    26,000          *Siam Commercial Bank PLC                       $   15,557
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 2.1%

 1,867,500          *Indah Kiat Paper & Pulp Corp.                     507,727

     9,255           Sappi, Ltd. ADR                                   363,259
                                                                    ------------
                                                                       870,986
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 0.1%

    59,675          +Chesapeake Energy Corp.                            52,216
--------------------------------------------------------------------------------
REAL ESTATE: 1.3%

    16,500          *Associated Estates Realty Corp.                   194,906

    21,950           Berkshire Realty Co., Inc.                        208,525

     9,000          +Meditrust                                         136,125
                                                                    ------------
                                                                       539,556
--------------------------------------------------------------------------------
RESTAURANT: 0.0%

     2,024          *Advantica Restaurant Group, Inc.                   12,460
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 0.2%

     2,600          +Eastern Utilities Associates                       73,450

     2,000           Tenaga Nasional Berhad ADR                         16,420
                                                                    ------------
                                                                        89,870
--------------------------------------------------------------------------------
                     TOTAL COMMON STOCK
                     (Cost : $2,099,866)..........................   1,580,645
                                                                   -------------
--------------------------------------------------------------------------------
 PREFERRED STOCK: 5.8%
--------------------------------------------------------------------------------
BANKING: 0.4%

48,000,000           Sakura Finance 0.750%                             212,295
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS: 0.2%

     1,250           Owens-Corning 6.500%                               62,344
--------------------------------------------------------------------------------
FINANCIAL SERVICES: 0.4%

24,000,000           Sanwa International Finance, Ltd. 1.250%          164,529
--------------------------------------------------------------------------------
METALS-STEEL & IRON: 0.6%

     6,500           Bethleham Steel Corp. $3.50                       265,687
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 1.9%

     1,032           Hyperion Telecommunications, Inc. 12.875%         820,589
--------------------------------------------------------------------------------
OIL-SERVICES: 0.3%

     2,500           Chesapeake Energy Corp. 7.000%                     26,719

     8,000         ++Chesapeake Energy Corp. 7.000% 144A                85,500
                                                                   -------------
                                                                       112,219
--------------------------------------------------------------------------------
TRANSPORTATION-SHIPPING: 0.6%

    16,000           Hvide Capital Trust 6.500%                        232,000
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCKING: 0.1%

     1,600           Arkansas Best Corp. $2.875                         51,000
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 0.8%

       735           Central Maine Power Co. 3.500%                     40,425

       100           Consumers Energy Co. $4.50                          7,000

       150           Consumers Energy Co. $4.16                         10,125

        80           Entergy Gulf States, Inc. $4.52                     5,360

       200           Entergy Gulf States, Inc. $4.40                    13,600

       200           Niagara Mohawk Power Corp. 3.900%                  12,400

       900           Niagara Mohawk Power Corp. 3.600%                  52,650

     2,680           Niagara Mohawk Power Corp. 4.400%                 147,065

        50           Niagara Mohawk Power Corp. 4.850%                   4,075

       150           Ohio Edison Co. 4.400%                             10,725

        50           Ohio Edison Co. 4.440%                              3,575

       200           Toledo Edison Co. 4.250%                           13,200
                                                                   -------------
                                                                       320,200
--------------------------------------------------------------------------------
Utilities- Telephone: 0.5%

     4,500           Philippine Long Distance Telephone Co. $3.50      213,750
                                                                  --------------
--------------------------------------------------------------------------------
                     TOTAL PREFERRED STOCK
                     (Cost: $3,145,214)..........................    2,454,613
                                                                  --------------
--------------------------------------------------------------------------------

                                                            INTEREST   MATURITY        VALUE
    FACE AMOUNT                             ISSUE             RATE       DATE        (NOTE 1A)
------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS: 35.7%
------------------------------------------------------------------------------------------------
AUTOMOTIVE: 0.8%

          $ 600,000               ++Exide Corp. 144A           2.900%   12/15/05     $  351,750
------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION: 0.2%

            100,000                 Schuler Homes, Inc.        6.500%    1/15/03         84,000
------------------------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 8.6%

            150,000                 Adaptec, Inc. Sub.         4.750%     2/1/04        115,875

            300,000                 Apple Computer, Inc. Sub.  6.000%     6/1/01        432,750

            155,000                 Cray Research, Inc. Sub.   6.125%     2/1/11        102,300

            350,000                 Cypress Semiconductor
                                    Corp. Sub.                 6.000%    10/1/02        301,875

            150,000               ++Cypress Semiconductor
                                    Corp. Sub. 144A            6.000%    10/1/02        135,375

            430,000                 Data General Corp. Sub.    6.000%    5/15/04        414,950

                                    MSF-29

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
December 31, 1998

     FACE                                                    INTEREST    MATURITY        VALUE
    AMOUNT                               ISSUE                 RATE        DATE        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS: (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: (CONTINUED)

         $  300,000                 Integrated Device
                                    Technology Sub.                             5.500%     6/1/02    $   210,000

            800,000                 Read-Rite Corp. Sub.                        6.500%     9/1/04        583,000

            750,000                 S3, Inc. Sub.                               5.750%    10/1/03        527,812

            400,000                 Silicon Graphics, Inc. Sr.                  5.250%     9/1/04        327,000

            100,000                 Telxon Corp. Sub.                           5.750%     1/1/03         77,750

          1,400,000               ++Western Digital Corp. Sub. 144A             0.000%    2/18/18        423,500
                                                                                                     --------------
                                                                                                       3,652,187
-------------------------------------------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 2.6%

            100,000                 Centocor, Inc. Sub.                         0.000%    2/15/05        105,375

            900,000                 Dura Pharmaceuticals,
                                    Inc. Sub.                                   3.500%    7/15/02        643,500

             50,000                 Glycomed, Inc.                              7.500%     1/1/03         40,000

            200,000                 Heartport, Inc. Sub.                        7.250%     5/1/04        134,000

            150,000                 Tenet Healthcare Corp. Sub.                 6.000%    12/1/05        127,125

            100,000                 Thermedics, Inc.                            0.000%     6/1/03         67,000
                                                                                                     --------------
                                                                                                       1,117,000
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS: 4.3%

            800,000                 Cirrus Logic, Inc. Sub.                     6.000%   12/15/03        585,000

            675,000                 Kent Electronics Corp. Sub.                 4.500%     9/1/04        511,312

            600,000                 Lam Research Corp.                          5.000%     9/1/02        471,000

            100,000                 National Semiconductor
                                    Corp. Sub.                                  6.500%    10/1/02         88,000

             40,000                 Richardson Electronics, Ltd.
                                    Sub.                                        7.250%   12/15/06         32,600

            879,000                 Zenith Electric                             6.250%     4/1/11        131,850
                                                                                                     --------------
                                                                                                       1,819,762
-------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 0.2%

             83,000                 Bell Sports Corp. Sub.                      4.250%   11/15/00         63,080

             50,000               ++CML Group, Inc. 144A                        5.500%    1/15/03          2,500

            200,000                 CML Group, Inc. Sub.                        5.500%    1/15/03         10,000
                                                                                                     --------------
                                                                                                          75,580
-------------------------------------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 10.3%

             95,000                 Advanced Agro Public Co.                    3.500%    6/17/01         80,750

            450,000               ++App Finance VII Mauritius,
                                    Ltd. 144A                                   3.500%    4/30/03        253,125

            775,000                 Bangkok Bank Public, Ltd.                   3.250%     3/3/04        306,125

            325,000                 Banpu Public                                2.750%    4/10/03        235,625

            300,000                 Burns, Philp Treasury Sub.                  5.500%    4/30/04        129,000

            930,000                 Empresas ICA Sociedad Sub.                  5.000%    3/15/04        576,600

            100,000                 Loxley PLC                                  2.500%     4/4/01         18,000

            425,000                 Piltel International Holdings
                                    Corp.                                       1.750%    7/17/06        219,585

          1,700,000                 Rogers Communications, Inc.                 2.000%   11/26/05      1,096,500

            100,000                 Samsung Corp.                               0.250%    6/26/06         92,250

            100,000               ++Samsung Display
                                    Devices                                     0.250%    3/12/06         92,250

            425,000                 Samsung Electronics
                                    Co., Ltd.                                   0.000%   12/31/07        380,375

            250,000                 Sappi BVI Finance                           7.500%     8/1/02        224,375

            300,000                 Siam Commercial Bank                        3.250%    1/24/04        114,000

            390,000               ++Ssangyong Oil Refining Co.,
                                    Ltd.                                        3.000%   12/31/04        224,250

            150,000                 Telekom Malaysia                            4.000%    10/3/04        111,000

            300,000                 Total Access Communication
                                    Public, Ltd.                                2.000%    5/31/06        225,000
                                                                                                     --------------
                                                                                                       4,378,810
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE SERVICES: 0.4%

            100,000                 Columbia Healthcare, Inc.
                                    Sub.                                        675.000%    10/1/06       87,500

            150,000                 Phycor, Inc. Sub.                           4.500%    2/15/03         83,813
                                                                                                     -------------
                                                                                                         171,313
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS & MATERIAL: 0.2%

            100,000                 Hexcel Corp. Sub.                           7.000%     8/1/11         73,750
------------------------------------------------------------------------------------------------------------------
INDUSTRIALS: 0.3%

            195,000                 Intevac, Inc. Sub.                          6.500%     3/1/04        117,975
------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 1.0%

            400,000                 NABI Sub.                                   6.500%     2/1/03        260,000

            365,000                 UroMed Corp. Sub.                           6.000%   10/15/03        147,825
                                                                                                     --------------
                                                                                                         407,825
-------------------------------------------------------------------------------------------------------------------
METALS-STEEL & IRON: 0.0%

            200,000                 Molten Metal Technology,
                                    Inc. Sub.                                   5.500%     5/1/06              0
-------------------------------------------------------------------------------------------------------------------
MINING: 0.8%
            325,000                 Battle Mountain Gold Co.
                                    Sub.                                        6.000%     1/4/05        238,875

            200,000                 Coeur D'Alene Mines Corp.                   6.000%    6/10/02        116,000
                                                                                                     --------------
                                                                                                         354,875
-------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 0.3%

            200,000                 Pogo Producing Co. Sub.                     5.500%    6/15/06        136,000
-------------------------------------------------------------------------------------------------------------------

                                    MSF-30

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
December 31, 1998

     FACE                                                    INTEREST    MATURITY        VALUE
    AMOUNT                               ISSUE                 RATE        DATE        (NOTE 1A)
------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS: (CONTINUED)
------------------------------------------------------------------------------------------------
OIL-SERVICES: 0.6%

            585,000                 Key Energy Group, Inc.     5.000%    9/15/04    $   261,056
------------------------------------------------------------------------------------------------
POLLUTION CONTROL: 0.9%

            327,000                 Aqua Alliance, Inc.        8.000%    5/15/15        248,520

            150,000               ++Thermo Terratech, Inc.
                                    Sub. 144A                  4.625%     5/1/03        126,938
                                                                                    ------------
                                                                                        375,458
------------------------------------------------------------------------------------------------
REAL ESTATE: 0.2%

            100,000                 Sizeler Property Inv.,
                                    Inc. Sub.                  8.000%    7/15/03         94,000
------------------------------------------------------------------------------------------------
RESTAURANT: 1.4%

            500,000                .Boston Chicken, Inc.       0.000%     6/1/15          3,750

            938,000               +.Boston Chicken, Inc.
                                    Sub.                       4.500%     2/1/04         32,830

             50,000                .Boston Chicken, Inc.
                                    Sub.                       7.750%     5/1/04          1,750

            325,000                 Einstein/Noah Bagel
                                    Corp. Sub.                 7.250%     6/1/04        178,750

            475,000                 Shoney's, Inc.             0.000%    4/11/04        118,750

            440,000                 TPI Enterprises, Inc.
                                    Sub.                       8.250%    7/15/02        272,800
                                                                                    ------------
                                                                                        608,630
------------------------------------------------------------------------------------------------
RETAIL TRADE: 0.2%

            100,000                 Jacobson Stores, Inc.
                                    Sub.                       6.750%   12/15/11         81,000
------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 0.5%

            500,000                 Broadband Technologies,
                                    Inc. Sub.                  5.000%    5/15/01        190,000
------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 1.0%

             95,000                 Converse, Inc. Sub.        7.000%     6/1/04         34,912

            250,000                 Fieldcrest Cannon, Inc.    6.000%    3/15/12        210,000

            200,000                 Hexcel Corp. Sub.          7.000%     8/1/03        166,250
                                                                                    ------------
                                                                                        411,162
------------------------------------------------------------------------------------------------
TRANSPORTATION-SHIPPING: 0.6%

            300,000                 HMT Technology Corp. Sub.  5.750%    1/15/04        241,125
------------------------------------------------------------------------------------------------
TRANSPORTATION-TRUCKING: 0.3%

            160,000                 Worldway Corp. Sub.        6.250%    4/15/11        128,000
                                                                                    ------------
------------------------------------------------------------------------------------------------
                                    TOTAL CONVERTIBLE BONDS
                                    (Cost: $18,034,543) ........................     15,131,258
                                                                                  --------------
------------------------------------------------------------------------------------------------
CORPORATE BONDS: 21.8%
------------------------------------------------------------------------------------------------
BROADCASTING: 4.2%

            100,000                 CBS, Inc.                  7.125%    11/1/23        101,329

            700,000                 Century Communications
                                    Corp. Sr.                  8.375%   11/15/17        747,250

          1,450,000               #+Fox Family Worldwide,
                                    Inc. Sr.                       --    11/1/07        913,500
                                                                                    ------------
                                                                                      1,762,079
------------------------------------------------------------------------------------------------
FOOD & BEVERAGES: 1.4%

            100,000                 Borden, Inc.               7.875%    2/15/23         88,609

            300,000                 RJR Nabisco, Inc.          8.500%     7/1/07        297,786

            200,000                +RJR Nabisco, Inc.          8.750%    8/15/05        201,814
                                                                                    ------------
                                                                                        588,209
------------------------------------------------------------------------------------------------
INDUSTRIALS: 1.1%

            250,000                 Seagate Technology,
                                    Inc. Sr.                   7.370%     3/1/07        242,113

            250,000                 Seagate Technology,
                                    Inc. Sr.                   7.450%     3/1/37        242,212
                                                                                    ------------
                                                                                        484,325
------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 2.0%

            475,000                 Chesapeake Energy
                                    Corp. Sr. Ser. B           7.875%    3/15/04        342,000

            200,000                 Chesapeake Energy
                                    Corp. Sr. Ser. B           8.500%    3/15/12        128,000

            200,000                 Chesapeake Energy
                                    Corp. Sr. Ser. B           9.625%     5/1/05        154,000

            250,000                 Ocean Energy, Inc. Sr.
                                    Ser. B                     8.250%     7/1/18        232,500
                                                                                    ------------
                                                                                        856,500
------------------------------------------------------------------------------------------------
RETAIL GROCERY: 0.5%

            250,000                 Penn Traffic Company
                                    Sr.                        9.625%    4/15/05         20,000

            400,000                +Penn Traffic Company
                                    Sr.                        8.625%   12/15/03        196,000
                                                                                    ------------
                                                                                        216,000
------------------------------------------------------------------------------------------------
RETAIL TRADE: 0.9%

            100,000                 Dillon Reed Structured
                                    Finance Corp.              7.430%    8/15/18         91,375

            100,000                 Dillon Reed Structured
                                    Finance Corp.              8.375%    8/15/15         97,375

            200,000                +K Mart Corp.               7.950%     2/1/23        200,500
                                                                                    ------------
                                                                                        389,250
------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 5.3%

          1,105,000               #+Arch Communications
                                    Group, Inc. Sr.                --    3/15/08        651,950

            415,000                #RCN Corp. Sr.                  --     7/1/08        226,175

                                    MSF-31

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
December 31, 1998


   FACE                                      INTEREST   MATURITY      VALUE
  AMOUNT                     ISSUE             RATE       DATE      (NOTE 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Telecommunications Equipment & Services (Continued)

$  500,000   #RCN Corp. Sr. Ser. B                 --    10/15/07     $  290,000
 1,170,000   #RCN Corp. Sr. Ser. B                 --     2/15/08        637,650
   850,000   #Teligent, Inc. Sr.                   --      3/1/08        420,750
                                                                      ----------
                                                                       2,226,525
--------------------------------------------------------------------------------
TRANSPORTATION: 1.0%

    250,000   American President Cos., Ltd. Sr. 8.000%    1/15/24        137,500
    500,000   TBS Shipping International, Ltd. 10.000%     5/1/05        275,000
                                                                      ----------
                                                                         412,500
--------------------------------------------------------------------------------
TRANSPORTATION-SHIPPING: 0.9%

    450,000   Hvide Marine, Inc. Sr.            8.375%    2/15/08        360,000
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 1.8%

    300,000   AES Corp. Sr.                     8.375%    8/15/07        302,250
    500,000   AES Corp. Sr.                     8.875%    11/1/27        481,250
                                                                      ----------
                                                                         783,500
--------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 2.7%

    250,000  +Intermedia Communications,
              Inc. Sr.                          8.600%     6/1/08        238,750
    775,000  #Nextel Communications, Inc. Sr.       --   10/31/07        472,750
    250,000  #Nextel Communications, Inc. Sr.       --    2/15/08        150,000
    250,000  #Nextel International, Inc. Sr.        --    4/15/08        111,875
    250,000  #Nextlink Communications,
              Inc. Sr.                              --    4/15/08        143,750
    100,000  #Triton PCS, Inc. Sr.                  --     5/1/08         45,000
                                                                      ----------
                                                                       1,162,125
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS
              (Cost: $10,058,496) ........................             9,241,013
                                                                      ----------

--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 22.4%
--------------------------------------------------------------------------------
    200,000 ++Bangkok Bank Public,
              Ltd. Sub 144A                       8.375%  1/15/27        116,000
    200,000 ++Bangkok Bank Public,
              Ltd. Sub. 144A                      8.250%  3/15/16        111,050
    800,000  #Clearnet
              Communications, Inc. Sr.                --  8/13/07        320,576
  1,340,000  #Clearnet
              Communications, Inc. Sr.                --  5/15/08        471,214
    400,000#++Dolphin
              Telecommunications PLC
              Sr. 144A                                --   6/1/08        116,000
    550,000  +Espirito Santo
              Centrais Eletriciadad
              Sr.                                10.000%  7/15/07        336,875
    200,000   Export Import Bank
              Korea                               6.375%  2/15/06        170,407
    912,652  +Federative Republic Of
              Brazil                              8.000%  4/15/14        543,028
    550,000  +Federative Republic of
              Brazil                             10.125%  5/15/27        369,875
    250,000 ++Hyundai Motor Co. 144A              7.600%  7/15/07        196,250
    200,000 ++Industrial Finance
              Corp. Thailand 144A                 6.875%   4/1/03        169,786
  1,287,000  #International Semi.
              Tech.                                   --  8/15/03        106,177
    150,000   Korea Electric Power
              Corp.                               6.750%   8/1/27        128,214
    436,733   Korea Electric Power
              Corp.                               7.400%   4/1/16        359,811
    200,000   Korea Electric Power
              Corp.                               7.750%   4/1/13        167,480
  1,400,000  #Microcell
              Telecommunications Sr.
              Ser. B                                  -- 10/15/07        503,762
    325,000   Multicanal SA Ser. C               10.500%  4/15/18        259,188
    250,000   Murrin Murrin Hldgs.
              Pty., Ltd. Sr.                      9.375%  8/31/07        220,000
    300,000   National Power Corp.
              PLC                                 9.625%  5/15/28        246,000
  1,400,000 ++Pan Pacific Industrial
              Investment PLC 144A                 0.000%  4/28/07        486,906
    500,000   Philippine Long
              Distance Telephone Co.              8.350%   3/6/17        376,342
    400,000   Pindo Deli Finance
              Mauritius, Ltd. Sr.                10.750%  10/1/07        217,500
    200,000   Pindo Deli Finance
              Mauritius, Ltd. Sr.                10.875%  10/1/27         96,000
    300,000   Pohang Iron & Steel,
              Ltd.                                6.625%   7/1/03        255,000
    200,000 ++Pycsa Panama SA 144A               10.280% 12/15/12        156,000
    400,000   Quezon Power
              Philippines Co. Sr.                 8.860%  6/15/17        272,000
    400,000  #Republic of Ecuador                     --  2/28/25        170,000
    710,000   Rogers Communications,
              Inc. Sr.                            8.750%  7/15/07        447,200
    150,000   Rogers Communications,
              Inc. Sr.                           10.500%  2/14/06        104,250
    700,000 ++Siam Commercial Bank
              Public, Ltd. Sub. 144A              7.500%  3/15/06        343,000
  1,350,000 ++Tenaga Nasional Berhad
              144A                                7.500%  11/1/25        713,529
    350,000  #TFM SA de CV Sr.                        --  6/15/09        162,750
    350,000 ++Thai Fmrs Bank Public,
              Ltd. Sub. 144A                      8.250%  8/21/16        196,777


                                    MSF-32

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
December 31, 1998


   FACE                                      INTEREST   MATURITY      VALUE
  AMOUNT                     ISSUE             RATE       DATE      (NOTE 1A)
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------------

$  600,000    Tjiwi Kimia Mauritius, Ltd. Sr.  10.000%     8/1/04  $   315,000

   200,000  ++Total Access Communication
              Public 144A                       8.375%    11/4/06      136,000

   200,000  ++Total Access Communication Public,
              Ltd. 144A                         7.625%    11/4/01      144,000
                                                                   -----------
              TOTAL FOREIGN OBLIGATIONS
              (Cost: $12,953,051) ...............................    9,503,947
                                                                   -----------

--------------------------------------------------------------------------------
YANKEE BONDS: 6.7%
--------------------------------------------------------------------------------
    300,000   Bangko Sentral Pilipinas          8.600%    6/15/27      252,375
    700,000 ++Petroleos Mexicanos 144A          8.625%    12/1/23      504,000
    500,000  +Petroleos Mexicanos               9.500%    9/15/27      375,750
  1,120,000   Republic Of South Africa          8.500%    6/23/17      851,200
  1,450,000   Republic Of Venezuela             9.250%    9/15/27      884,500
                                                                   -----------
              TOTAL YANKEE BONDS
              (Cost: $3,599,403) ..............................      2,867,825
                                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 1.9%
--------------------------------------------------------------------------------
    794,000   State Street
              Repurchase Agreement
              (U.S. Treasury Bills
              collateralized dated
              12/31/98 due 1/4/99 @
              4.0% with a market
              value of $805,575)                4.000%     1/4/99      794,000
                                                                   -----------

              TOTAL REPURCHASE AGREEMENTS
              (Cost: $794,000) ...........................             794,000
                                                                   -----------
------------------------------------------------------------------------------
              TOTAL INVESTMENTS : 98.0%
              (Cost $50,684,573)                                    41,573,301
              OTHER ASSETS LESS LIABILITIES  2.0% ........             829,690
                                                                   -----------
              TOTAL NET ASSETS : 100.0% ..................         $42,402,991
                                                                   ===========
------------------------------------------------------------------------------

LEGEND:
------
*  Non-income producing security.
+  Securities on loan.
++ Restricted security
# Step bond : A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
ADR (American depository receipt) represents ownership of foreign securities.
 .  Security In Default

SECURITIES LENDING: (Note 7)
------------------

As of December 31, 1998, the market value of securities loaned was $2,136,797 with collateral backing valued at $2,382,985.

RESTRICTED SECURITIES: (NOTE 2)
-------------------------------
                                                                  VALUATION AS
                                      ACQUISITION   ACQUISITION   OF DECEMBER,
            ISSUE                         DATE          COST        31, 1998
-------------------------------------------------------------------------------
App Finance VII Mauritius,
Ltd. 144A                             6/3-6/4/98      $351,938      $253,125
Bangkok Bank Public, Ltd.
Sub. 144A                                 1/8/98       123,000       116,000
Bangkok Bank Public, Ltd.
Sub. 144A                                8/28/97       188,290       111,050
Chesapeake Energy Corp. Cvt.
Pfd. 144A                                9/17/98        45,150        85,500
CML Group, Inc. 144A                      3/5/98       131,156         2,500
Cypress Semiconductor Corp.
Sub. 144A                                 3/5/98       131,156       135,375
Dolphin Telecommunications
PLC Sr. 144A                             7/17/98       228,500       116,000
Exide Corp. 144A                     3/3-11/5/98       381,188       351,750
Hyundai Motor Co. 144A                  12/23/97       172,500       196,250
Industrial Finance Corp.
Thailand 144A                            3/31/98       179,100       169,786
Pan Pacific Induatrial                  2/23/97-
Investments PLC 144A                     3/10/98       574,805       486,906
Petroleos Mexicanos 144A            5/15-7/31/97       444,228       504,000
Pycsa Panama SA 144A                     10/1/97       200,000       156,000
Siam Commercial Bank Public,
Ltd. Sub. 144A                       1/23-2/2/98       546,750       343,000
Tenega Nasional Berhad 144A              12/3/98       129,375       713,529
Thai Farmers. Bank Public,
Ltd. Sub. 144A                       2/9-3/20/98       298,989       196,777
Thermo Terratech, Inc. Sub.
144A                                     3/25/98       138,000       126,938
Total Access Communication
Public 144A                               1/8/98        84,000       136,000
Total Access Communication
Public, Ltd. 144A                        12/2/98       156,000       144,000
Western Digital Corp. Sub.
144A                                 6/11-8/3/98       346,000       423,500

The aggregate value of restricted securities at December 31, 1998 was $4,767,986 or 11.24% of the Loomis Sayles High Yield Bond Portfolio's net assets.

                        See Notes to Financial Statements.

                                      MSF-33

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

JANUS MID CAP PORTFOLIO
December 31, 1998

                                                                     Value
 Shares              Issue                                         (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 95.5%
--------------------------------------------------------------------------------
Aerospace: 1.0%
    84,235  *Orbital Sciences Corp.                              $ 3,727,399
--------------------------------------------------------------------------------
Banking: 2.6%
   103,195   Firstar Corp.                                         9,622,934
--------------------------------------------------------------------------------
Biotechnology: 3.0%
   113,407 *+MedImmune, Inc.                                      11,305,260
--------------------------------------------------------------------------------
Broadcasting: 15.2%
   160,645  *Capstar Broadcasting Corp. Cl. A                      3,674,755
   193,310 *+Chancellor Media Corp.                                9,248,675
   152,640 *+Clear Channel Communications, Inc.                    8,318,880
   276,650  *Heftel Broadcasting Corp. Cl. A                      13,642,303
   219,880 *+Jacor Communications, Inc.                           14,223,488
   109,890   TCA Cable TV, Inc.                                    3,918,265
    99,703 *+Univision Communications, Inc. Cl. A                  3,608,002
                                                                 -----------
                                                                  56,634,368
--------------------------------------------------------------------------------
Business Services: 7.7%
   168,830  *HA-LO Industries, Inc.                                6,352,229
   196,499  *Outdoor Systems, Inc.                                 5,894,970
   280,295   Paychex, Inc.                                        14,426,433
    44,750  *Robert Half International, Inc.                       1,999,766
                                                                 -----------
                                                                  28,673,398
--------------------------------------------------------------------------------
Computer Equipment & Service: 6.5%
    43,775 *+America Online, Inc.                                  6,336,431
    28,300 *+Broadcast.com                                         2,186,175
    79,475  *Cisco Systems, Inc.                                   7,378,757
    26,390 *+Equant NV                                             1,789,572
    32,785 *+Exodus Communications, Inc.                           2,116,682
    26,085  *Global Crossing Ltd.                                  1,175,455
    43,910 *+lnfoSpace.com, Inc.                                   1,674,069
    24,290  *Lycos, Inc.                                           1,348,854
                                                                 -----------
                                                                  24,005,995
--------------------------------------------------------------------------------
Drugs & Health Care: 8.0%
   325,250  +Omnicare, Inc.                                       11,302,437
   126,085 *+Sepracor, Inc.                                       11,107,300
    36,150  *Sofamor Danek Group, Inc.                             4,401,263
    43,400  *Watson Pharmaceuticals, Inc.                          2,728,775
                                                                 -----------
                                                                  29,539,775
--------------------------------------------------------------------------------
Education: 13.4%
 1,215,470 *+Apollo Group, Inc. Cl. A                             41,098,079
   259,295  *ITT Educational Services, Inc.                        8,816,030
                                                                 -----------
                                                                  49,914,109
--------------------------------------------------------------------------------
Electronics: 8.5%
    28,395  *Gemstar Group Ltd.                                   1,624,726
    53,620  *Uniphase Corp.                                       3,723,239
   570,590  *Vitesse Semiconductor Corp.                         25,997,507
                                                                -----------
                                                                 31,345,472
--------------------------------------------------------------------------------
Entertainment & Leisure: 0.9%
   110,850 *+Premier Parks, Inc.                                  3,353,212
--------------------------------------------------------------------------------
Financial Services: 5.0%
   111,018   Charles Schwab Corp.                                 6,237,824
   177,200 *+Healthcare Financial Partners, Inc.                  7,032,625
    72,005   U.S. Trust Corp.                                     5,476,880
                                                                -----------
                                                                 18,747,329
--------------------------------------------------------------------------------
General Business: 1.1%
    85,740  *Adelphia Communications Corp. Cl. A                  3,927,964
--------------------------------------------------------------------------------
Multi-Industry: 0.9%
   358,021   Capita Group PLC                                     3,295,292
--------------------------------------------------------------------------------
Restaurant: 5.2%
 1,886,111   J.D. Wetherspoon PLC                                 5,609,136
 1,022,996   Pizza Express PLC                                   13,630,882
                                                                -----------
                                                                 19,240,018
--------------------------------------------------------------------------------
Retail Trade: 3.8%
    21,585 *+Amazon.com, Inc.                                     6,933,507
   127,735   CVS Corp.                                            7,025,425
                                                                -----------
                                                                 13,958,932
--------------------------------------------------------------------------------
Software: 3.7%
   229,130 *+VERITAS Software Co.                                13,719,159
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 7.3%
    23,910  *American Tower Systems Inc. Cl. A                      706,839
   278,970 *+Crown Castle International Corp.                     6,494,770
   101,400 *+Level 3 Communications, Inc.                         4,369,706


                                    MSF-34

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO
December 31, 1998

                                                                     Value
   Shares            Issue                                         (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Telecommunications Equipment & Services: (Continued)

  8,870    *MetroNet Communications Corp. Cl., B               $    297,145
    180    *Nextlink Communications, Inc. Cl. A                       5,153
150,510    *Qwest Communications International, Inc.              7,520,797
120,770    *RSL Communications Ltd. Cl. A                         3,570,263
107,505   *+Winstar Communications, Inc.                          4,189,336
                                                               ----------------
                                                                 27,154,008
-------------------------------------------------------------------------------
Transportation-Airlines: 1.7%

168,850   *+Ryanair Holdings PLC ADR                              6,419,241
                                                               ----------------
            TOTAL COMMON STOCK
            (Cost: $271,955,423) ......................         354,683,866
-------------------------------------------------------------------------------
 Face                                   Interest    Maturity        Value
Amount             Issue                  Rate        Date        (Note 1A)
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 3.9%
-------------------------------------------------------------------------------
$14,600,000 CIT Group Holdings, Inc.     5.300%       1/4/99   $ 14,593,552
                                                               ----------------
            TOTAL SHORT TERM OBLIGATIONS
            (Cost: $14,593,552)........................          14,593,552
                                                               ----------------
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS: 99.4%
              (Cost $286,548,976)                               369,177,417

            OTHER ASSETS LESS LIABILITIES 0.6%.........           2,326,494
                                                               ----------------
         TOTAL NET ASSETS: 100.0%......................        $371,603,911
                                                               ================
-------------------------------------------------------------------------------

LEGEND:
-------
*Non-income producing security.
+Securities on loan.

SECURITIES LENDING: (Note 7)
----------------------------
 As of December 31, 1998, the market value of securities loaned was $56,959,421 with collateral backing valued at $56,840,221.

                       See Notes to Financial Statements.

                                    MSF-35

-------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
DECEMBER 31, 1998

                                                                                      VALUE
      SHARES                               ISSUE                                    (NOTE 1A)
-------------------------------------------------------------------------------------------------
COMMON STOCK: 99.8%
-------------------------------------------------------------------------------------------------
AEROSPACE: 2.2%
             31,550                AAR Corp.                                      $     753,256
              8,400               *Aviation Sales Co.                                   341,250
             47,100               *BE Aerospace                                         987,628
             24,700               *Orbital Sciences Corp.                             1,092,975
             11,900               +Precision Castparts Corp.                            526,575
             16,500               *Triumph Group, Inc.                                  528,000
                                                                                  ---------------
                                                                                      4,229,684
-------------------------------------------------------------------------------------------------
AUTOMOTIVE: 1.4%
             45,800              *+Gentex Corp.                                         917,431
             19,200              *+O' Reilly Automotive, Inc.                           903,600
             29,800              *+Tower Automotive, Inc.                               743,138
                                                                                  ---------------
                                                                                      2,564,169
-------------------------------------------------------------------------------------------------
BANKING: 2.4%
             21,700               +City National Corp.                                  903,262
             15,093               +Commerce Bancorp, Inc.                               792,383
             26,700                Community First Bankshares, Inc.                     561,534
             20,100                North Fork Bancorp, Inc.                             481,144
             37,900               *Silicon Valley Bancshares                            645,484
             15,600                Webster Financial Corp.                              428,513
             10,400               +Zions Bancorp                                        649,025
                                                                                  ---------------
                                                                                      4,461,345
-------------------------------------------------------------------------------------------------
BIOTECHNOLOGY: 0.7%
              4,700               *Biogen, Inc.                                         389,806
             29,400               *Serologicals Corp.                                   876,488
                                                                                  ---------------
                                                                                      1,266,294
-------------------------------------------------------------------------------------------------
BROADCASTING: 4.4%
             25,800               *Century Communications Corp. Cl. A                   819,956
             17,000              *+Chancellor Media Corp.                               813,344
              3,000               *Clear Channel Communications, Inc.                   163,500
             14,500               *Cox Radio, Inc. Cl. A                                612,625
             22,000               *Emmis Communications Corp. Cl. A                     954,250
             13,700               *Heftel Broadcasting Corp. Cl. A                      675,581
             14,900              *+Jacor Communications, Inc.                           963,844
              3,875               *Saga Communications Cl. A                             79,437
             31,000                TCA Cable TV, Inc.                                 1,105,344
             25,900               *United Video Satellite Group, Inc. Cl. A             608,650
              8,800               *Univision Communications, Inc. Cl. A                 318,450
             20,400               *USA Networks, Inc.                                   675,113
             11,000               *Young Broadcasting, Inc. Cl. A                       459,594
                                                                                  ---------------
                                                                                      8,249,688
-------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION: 1.1%
             34,700               *American Homestar Corp.                              522,669
             29,300               *Fairfield Communities, Inc.                          324,131
             30,800               *Insituform Technologies, Inc. Cl. A                  445,638
             29,800               *NCI Building Systems, Inc.                           838,125
                                                                                  ---------------
                                                                                      2,130,563
-------------------------------------------------------------------------------------------------
BUSINESS SERVICES: 11.0%
                500               *Billing Concepts Corp.                                 5,515
             16,200              *+Bisys Group, Inc.                                    835,312
             10,800              *+Catalina Marketing Corp.                             738,450
             22,600               *Cognos, Inc.                                         559,350
             32,100              *+Concord EFS, Inc.                                  1,354,219
             12,000               *Consolidated Graphics, Inc.                          810,750
             19,500               *Cort Business Services Corp.                         472,875
             18,600               *Data Processing Resources Corp.                      544,050
              6,800               *Fair Issac & Co., Inc.                               314,075
             30,030               *First Consulting Group, Inc.                         621,246
             15,400                G&K Services, Inc. Cl. A                             818,125
             23,100               *HA-LO Industries, Inc.                               869,138
             42,410                HBO & Co.                                          1,217,962
              6,100              *+Lason, Inc.                                          355,134
             27,900                Merrill Corp.                                        538,819
             38,850               *Meta Group                                         1,170,356
             29,200              *+Metamor Worldwide, Inc.                              724,525
              4,300               *Metzler Group, Inc.                                  209,222
             57,100              *+Modis Professional Services, Inc.                    827,950
             24,000               *Nielson (A.C.) Corp.                                 678,000
             35,887               *Outdoor Systems, Inc.                              1,076,610
              2,775                Paychex, Inc.                                        142,826
             34,800               *Paymentech, Inc.                                     643,800

-------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
DECEMBER 31, 1998

                                                                                      VALUE
      SHARES                               ISSUE                                     (NOTE 1A)
-------------------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------------------------
BUSINESS SERVICES: (CONTINUED)

             19,900             *+ Pre-Paid Legal Services, Inc.                  $     656,700

             46,900               *Professional Staff PLC ADR                           354,681

             26,900              *+Rent Way, Inc.                                       654,006

             34,300               *Romac International, Inc.                            761,031

             19,000              *+Service Experts, Inc.                                555,750

              8,800               *StaffMark, Inc.                                      198,000

             26,700               *Superior Services, Inc.                              535,669

             31,531              *+Tetra Tech, Inc.                                     850,352

             21,330               *Zebra Technologies Corp. Cl. B                       613,904
                                                                                  ---------------
                                                                                     20,708,402
-------------------------------------------------------------------------------------------------
CHEMICALS: 0.9%

             22,946               *NOVA Corp.                                           795,939

             34,600               *Sybron International Corp.                           940,688
                                                                                  ---------------
                                                                                      1,736,627
-------------------------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 6.9%

             17,400               *Affiliated Computer Services, Inc. Cl. A             783,000

             18,200               +Analysts International Corp.                         351,487

             12,100              *+Cambridge Technology Partners, Inc.                  267,334

             27,000               *CIBER, Inc.                                          754,312

             10,950               *Citrix Systems, Inc.                               1,062,492

             38,700               *Computer Management Sciences, Inc.                   667,575

             26,000               *Cotelligent Group, Inc.                              554,125

             13,800              *+DST Systems, Inc.                                    787,463

             26,400               *InfoUSA, Inc. Cl. A                                  132,000

             18,500               *InfoUSA, Inc. Cl. B                                   95,969

             12,600              *+International Network Services                       837,900

             14,200               *Legato Systems, Inc.                                 935,869

              4,800               *Lexmark International Group, Inc. Cl. A              482,400

             19,900               *Mastech Corp.                                        565,906

             16,000              *+MedQuist, Inc.                                       633,000

             13,800               +National Computer Systems, Inc.                      508,875

              1,600              *+Solectron Corp.                                      148,700

             64,800               *Summit Design, Inc.                                  597,375

             21,000              *+SunGard Data Systems, Inc.                           833,438

             26,900              *+Sykes Enterprises, Inc.                              818,769

             18,300               *Technology Solutions Co.                             196,153

             39,600              *+USWeb Corp.                                        1,041,975
                                                                                  ---------------
                                                                                     13,056,117
-------------------------------------------------------------------------------------------------
CONSTRUCTION & MINING EQUIPMENT: 0.6%

             51,900               +JLG Industries, Inc.                           $     810,937

             13,500               *Terex Corp.                                          385,594
                                                                                  ---------------
                                                                                      1,196,531
-------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS: 0.6%

             20,800              *+Barnett, Inc.                                        282,100

              6,800               +Fastenal Co.                                         298,988

             12,300               *Simpson Manufacturing, Inc.                          460,481
                                                                                  ---------------
                                                                                      1,041,569
-------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS: 0.4%

             25,950              *+Blyth Industries, Inc.                               810,937
-------------------------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 8.0%

             17,400              *+ABR Information Services, Inc.                       336,037

             11,600               *Amerisource Health Corp. Cl. A                       754,000

             14,800               *Barr Laboratories, Inc.                              710,400

              2,564                Cardinal Health, Inc.                                194,543

             16,700               *Covance, Inc.                                        486,387

             16,500                DENTSPLY International, Inc.                         422,812

             12,000               *Express Scripts, Inc. Cl. A                          799,500

              4,275               *Health Management Associates, Inc. Cl. A              92,447

              7,100               *IDEXX Laboratories, Inc.                             191,034

             20,000               +Jones Pharma, Inc.                                   729,375

                400               *KV Pharmaceutical Co. Cl. A                            8,275

             23,600              *+Lincare Holdings, Inc.                               956,537

             16,300               *Medco Research, Inc.                                 423,800

             36,300                Mentor Corp.                                         849,647

             61,900               *NBTY, Inc.                                           439,103

             15,700               +Omnicare, Inc.                                       545,575

             22,000              *+PAREXEL International Corp.                          547,938

             17,350               *Patterson Dental Co.                                 754,725

             14,900              *+Pediatrix Medical Group, Inc.                        893,069

             29,527               *Respironics, Inc.                                    594,231

             16,200               *Roberts Pharmaceutical Corp.                         352,350

              7,000               *Sofamor Danek Group, Inc.                            852,250

             24,800               *Renal Care Group, Inc.                               719,200

                                    MSF-37

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                 VALUE
  SHARES             ISSUE                                     (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: (CONTINUED)

  22,800     *Twinlab Corp.                                        $     298,538
  12,200     *Universal Health Services, Inc. Cl. B                      632,875
  14,100     *Watson Pharmaceuticals, Inc.                               886,538
  22,000     *Wesley Jessen VisionCare, Inc.                             609,813
                                                                   -------------
                                                                      15,080,999
--------------------------------------------------------------------------------
EDUCATION: 1.6%

  28,100     *Apollo Group, Inc. Cl. A                                   950,131
  23,200     *ITT Educational Services, Inc.                             788,800
  12,300      Strayer Education, Inc.                                    432,422
  25,400     *Sylvan Learning Systems, Inc.                              775,494
                                                                    ------------
                                                                       2,946,847
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 0.6%

   3,300    *+American Power Conversion Corp.                            159,741
     900    *+C-Cube Microsystems, Inc.                                   24,440
  15,900     *SLI, Inc.                                                  441,225
  34,700      Watsco, Inc.                                               581,225
                                                                    ------------
                                                                       1,206,631
--------------------------------------------------------------------------------
ELECTRONICS: 8.2%

  30,250     *Burr-Brown Corp.                                           707,094
  20,200     +Dallas Semiconductor Corp.                                 823,150
  21,400    *+Dionex Corp.                                               789,125
  17,400    *+Etec Systems, Inc.                                         696,000
  18,500    *+Lattice Semiconductor Corp.                                849,265
  15,900     *Maxim Integrated Products, Inc.                            694,134
  14,200    *+Micrel, Inc.                                               784,550
  17,300    *+Microchip Technology, Inc.                                 639,019
  30,500     *Microtouch Systems, Inc.                                   405,078
  14,000     *Novellus Systems, Inc.                                     691,687
  17,700     *Plexus Corp.                                               596,269
   8,000    *+PMC-Sierra, Inc.                                           504,250
   8,000     *QLogic Corp.                                             1,043,500
  16,400     *QRS Corp.                                                  779,000
  15,100    *+Sanmina Holdings, Inc.                                     941,862
  35,500    *+Sawtek, Inc.                                               623,469
  14,500    *+SCI Systems, Inc.                                          837,375
  26,800     *Tekelec, Inc.                                              444,713
  13,000    *+Teradyne, Inc.                                             550,875
  28,800     *Tollgrade Communications, Inc.                             565,200
  11,800    *+Uniphase Corp.                                             819,363
  14,400     *Vitesse Semiconductor Corp.                                656,100
                                                                    ------------
                                                                      15,441,078
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 2.2%

  24,400    *+Coach USA, Inc.                                            846,375
  33,300    *+IMAX Corp.                                               1,055,194
   5,700      International Game Technology                              138,581
  25,400     *Premier Parks, Inc.                                        768,350
  15,100    *+SFX Entertainment, Inc. Cl. A                              829,084
  22,200     *Steinway Musical Instruments, Inc.                         577,200
                                                                    ------------
                                                                       4,214,784
--------------------------------------------------------------------------------
FINANCIAL SERVICES: 2.9%

  52,400    *+Americredit Corp.                                          723,775
  25,200    *+E Trade Group, Inc.                                      1,178,888
  14,700    *+Healthcare Financial Partners, Inc.                        583,406
  22,500     *Imperial Credit Industries, Inc.                           187,031
  25,466     +Legg Mason, Inc.                                           803,771
  24,800     *NCO Group, Inc.                                          1,116,775
  34,700      Waddell & Reed Financial, Inc. Cl. A                       821,956
                                                                    ------------
                                                                       5,415,602
--------------------------------------------------------------------------------
FOOD & BEVERAGES: 1.1%

  21,300      Earthgrains Co.                                            658,969
  23,300     *J&J Snack Foods Corp.                                      527,890
  28,000    *+Smithfield Foods, Inc.                                     948,500
                                                                     -----------
                                                                       2,135,359
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 0.0%

  1,375       Fort James Corp.                                            55,000
--------------------------------------------------------------------------------
HEALTHCARE SERVICES: 2.4%

  25,100    *+American Oncology Resources, Inc.                          367,087
  41,515    *+Concentra Managed Care, Inc.                               439,800
  23,300     *Inhale Therapeutic Systems                                 768,172

                                    MSF-38

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                        VALUE
      SHARES               ISSUE                                      (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
HEALTHCARE SERVICES: (CONTINUED)

  25,100     *Novoste Corp.                                         $    699,662
  38,600    *+Orthodontic Centers of America, Inc.                       750,288
  29,600     *PSS World Medical, Inc.                                    679,875
  30,709     *Total Renal Care Holdings, Inc.                            907,835
                                                                    ------------
                                                                       4,612,719
--------------------------------------------------------------------------------
HOSPITAL MANAGEMENT: 0.3%

  25,200    *+First Health Group Corp.                                   416,587
  17,200     *Quorum Health Group, Inc.                                  221,988
                                                                    ------------
                                                                         638,575
--------------------------------------------------------------------------------
HOTEL & MOTEL: 0.2%

  10,525     *Promus Hotel Corp.                                         340,747
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS: 0.2%

  15,100      Pillowtex Corp.                                            403,925
--------------------------------------------------------------------------------
INSURANCE: 2.0%

  21,100     *Amerin Corp.                                               515,631
  15,100      Blanch (E.W.) Holdings, Inc.                               716,306
  14,000     +CMAC Investment Corp.                                      643,125
  11,500     +Executive Risk, Inc.                                       631,781
  20,200      Protective Life Corp.                                      804,213
  19,600     *Triad Guaranty, Inc.                                       434,263
                                                                    ------------
                                                                       3,745,319
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 2.2%

  21,700     +ADAC Laboratories                                          433,322
  35,300    *+CYTYC Corp.                                                911,181
   6,200    *+Pacificare Health Systems, Inc. Cl. B                      492,706
  27,800     *STERIS Corp.                                               790,562
  47,000    *+Theragenics Corp.                                          790,188
   9,500     *VISX, Inc.                                                 831,547
                                                                    ------------
                                                                       4,249,506
--------------------------------------------------------------------------------
METALS-NON-FERROUS: 0.1%

  15,400    *+RTI International Metals, Inc.                             215,600
--------------------------------------------------------------------------------
MISCELLANEOUS: 1.0%

  15,700     *Carriage Services, Inc. Cl. A                              446,469
   8,250     +Central Parking Corp.                                      267,609
  22,600     *Equity Corp. International                                 600,312
  30,600    *+Learning Tree International, Inc.                          278,269
  12,300     *Veterinary Centers of America, Inc.                        245,616
                                                                    ------------
                                                                       1,838,275
--------------------------------------------------------------------------------
NEWSPAPERS: 0.5%

  23,600      Harte-Hanks Communications, Inc.                           672,600
   6,800      Media General, Inc. Cl. A                                  360,400
                                                                    ------------
                                                                       1,033,000
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 2.4%

  15,300     *Black Box Corp.                                            576,140
  28,950     *Cybex Computer Products Corp.                              844,978
  14,200    *+IDX Systems Corp.                                          625,688
  22,700     *Knoll, Inc.                                                672,488
  18,700     +Symbol Technologies, Inc.                                1,195,631
  15,100    *+Tech Data Corp.                                            606,831
                                                                    ------------
                                                                       4,521,756
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 0.4%

   6,000    +Cross Timbers Oil Co.                                        45,000
  19,900    +Noble Affiliates, Inc.                                      490,037
  21,300    *R&B Falcon Corp.                                            162,413
                                                                    ------------
                                                                         697,450
--------------------------------------------------------------------------------
OIL-SERVICES: 0.7%

   4,050      Baker Hughes, Inc.                                          71,634
  22,400    *+BJ Services Co.                                            350,000
  18,800     *Global Industries, Ltd.                                    116,913
  26,800     *Oceaneering International, Inc.                            402,000
  11,300    *+Smith International, Inc.                                  284,619
   9,500    *+Weatherford International, Inc.                            184,062
                                                                    ------------
                                                                       1,409,228
--------------------------------------------------------------------------------
PHOTOGRAPHY: 0.2%

  12,700     *Pinnacle Systems, Inc.                                     450,056
--------------------------------------------------------------------------------
POLLUTION CONTROL: 0.5%

  39,100     *Allied Waste Industries, Inc.                              923,737
--------------------------------------------------------------------------------
PRINTING & PUBLISHING: 0.6%

  22,600     *Day Runner, Inc.                                           324,875
   1,000      Houghton Mifflin Co.                                        47,250

                                    MSF-39

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                   VALUE
SHARES                       ISSUE                               (NOTE 1A)
------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
------------------------------------------------------------------------------
PRINTING & PUBLISHING: (CONTINUED)

    9,700          Valassis Communications , Inc.              $     500,763
   11,100         *World Color Press, Inc.                           337,856
                                                               ---------------
                                                                   1,210,744
------------------------------------------------------------------------------
REAL ESTATE: 0.7%
   18,553         +Apartment Investment & Management Co.
                     Cl. A                                           689,940
   37,500        *+Sunterra Corp.                                    562,500
                                                               ---------------
                                                                   1,252,440
------------------------------------------------------------------------------
RESTAURANT: 1.9%
   18,000          Applebee's International, Inc.                    375,188
   23,200         *Brinker International, Inc.                       669,900
   24,123         +CKE Restaurants, Inc.                             710,121
   26,300         *Dave & Busters, Inc.                              604,078
    7,500         *Logan's Roadhouse, Inc.                           175,547
   18,900         *Outback Steakhouse                                752,456
   12,300         *Sonic Corp.                                       295,200
                                                               ---------------
                                                                   3,582,490
------------------------------------------------------------------------------
RETAIL GROCERY: 1.0%

   25,600          Richfood Holdings, Inc.                           531,200
   15,900         *U.S. Foodservice                                  779,100
   11,600        *+Whole Foods Market, Inc.                          562,600
                                                               ---------------
                                                                   1,872,900
------------------------------------------------------------------------------
RETAIL TRADE: 8.8%

   17,700          *Barnes & Noble, Inc.                              752,250
   22,200          *Bed Bath & Beyond, Inc.                           756,881
   22,400          *Borders Group, Inc.                               558,600
   15,900          *Buckle, Inc.                                      381,600
   10,700         *+CDW Computer Centers, Inc.                      1,035,894
   27,100          *Central Garden & Pet Co.                          392,950
   19,800         *+Dollar Tree Stores, Inc.                          864,394
   22,700           Family Dollar Stores, Inc.                        499,400
   20,200          *Fossil, Inc.                                      578,225
   12,620          *Fred Meyer, Inc.                                  760,355
   29,700         *+General Nutrition Cos., Inc.                      481,697
   18,200         *+Guitar Center, Inc.                               447,606
   15,800         *+Henry Schein, Inc.                                706,062
   18,750         *+Insight Enterprises, Inc.                         955,078
   20,200          *Jones Apparel Group, Inc.                         445,662
    1,000         *+Kohls Corp.                                        61,437
   16,300          +Lands' End, Inc.                                  439,081
   15,900          *Linens 'n Things, Inc.                            630,038
   28,350          *Men's Wearhouse, Inc.                             893,025
   24,300         *+MSC Industrial Direct, Inc. Cl. A                 549,788
   22,700          +Neiman-Marcus Group, Inc.                         566,081
   21,700          *Office Depot, Inc.                                801,544
   24,150          *Pacific Sunwear of California, Inc.               397,720
   27,600          *Renters Choice, Inc.                              871,988
   16,800          +Ross Stores, Inc.                                 660,975
   31,600          *Stein Mart, Inc.                                  220,213
   24,200          *Williams Sonoma, Inc.                             975,563
                                                               ---------------
                                                                   16,684,107
------------------------------------------------------------------------------
SHIPBUILDING: 0.4%

   24,700          *Avondale Industries, Inc.                         717,072
------------------------------------------------------------------------------
SOFTWARE: 7.4%

    3,440          *Ascend Communications, Inc.                       226,287
   28,700          *AXENT Technologies, Inc.                          887,906
    3,200         *+BMC Software, Inc.                                142,700
   16,800          *Cadence Design Systems, Inc.                      499,800
    3,400          *Compuware Corp.                                   265,519
   28,500          *Datastream Systems, Inc.                          324,187
   14,200          *Documentum, Inc.                                  761,919
   17,900          *Electronic Arts, Inc.                           1,003,519
   13,600         *+Engineering Animation, Inc.                       733,125
   28,575         *+Hyperion Solutions Corp.                          516,136
   10,000          *IMRglobal Corp.                                   294,687
   10,600         *+Intuit, Inc.                                      768,500
   20,700          *Keane, Inc.                                       826,706
   20,200          *MAPICS, Inc.                                      337,088
    4,200         *+Mercury Interactive Corp.                         265,388
   20,650         *+National Instruments Corp.                        704,036
    3,600         *+Parametric Technology Corp.                        58,500

                                    MSF-40

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
 SHARES                            ISSUE                             (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
SOFTWARE: (CONTINUED)

     15,600     *+Platinum Technology, Inc.                      $     299,813
     50,600      *Security Dynamics Technologies, Inc.               1,165,381
     11,214      *Sterling Commerce, Inc.                              504,630
     18,400      *Symantec Corp.                                       399,050
     14,400      *Synopsys, Inc.                                       780,300
     17,200      *Transaction Systems Architects, Inc. Cl. A           865,375
     13,474     *+VERITAS Software Co.                                 806,756
     16,800      *Visio Corp.                                          609,525
                                                                 --------------
                                                                    14,046,833
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 5.6%

     14,700     *+American Tower Systems Inc. Cl. A                    434,569
     13,800     *+Comverse Technology, Inc.                            979,369
     15,100     *+Dialogic Corp.                                       296,809
     11,100      *Dycom Industries, Inc.                               634,087
     18,400     *+Gilat Satellite Networks Ltd.                      1,017,750
     27,400       Inter-Tel, Inc.                                      642,187
     19,400     *+InterVoice, Inc.                                     669,906
     24,250     *+Level One Communications, Inc.                       861,633
     18,900      +National Data Corp.                                  920,194
     14,550     *+Networks Associates, Inc.                            965,302
     17,400      *Pacific Gateway Exchange, Inc.                       836,831
     46,200      *Paging Network, Inc.                                 215,119
     23,900      *Premisys Communications, Inc.                        217,341
     36,600      *Proxim, Inc.                                         977,906
     29,300      *Saville Systems PLC ADR                              555,784
     19,700      *Transaction Network Services, Inc.                   394,616
                                                                 --------------
                                                                    10,619,403
--------------------------------------------------------------------------------
TEXTILES & APPAREL: 1.0%

      9,800      *Kenneth Cole Productions, Inc. Cl. A                 183,750
     32,700     *+Nautica Enterprises, Inc.                            487,434
     13,800      *North Face, Inc.                                     177,675
     30,100     *+Polo Ralph Lauren Corp. Cl. A                        577,544
     13,700      *Quiksilver, Inc.                                     411,000
                                                                 --------------
                                                                     1,837,403
--------------------------------------------------------------------------------
TRANSPORTATION-AIRLINES: 0.9%

     11,100      +Alaska Air Group, Inc.                               491,175
     21,000       Comair Holdings, Inc.                                706,781
     27,400       Mesaba Holdings, Inc.                                564,269
                                                                 --------------
                                                                     1,762,225
--------------------------------------------------------------------------------
TRANSPORTATION-RAILROAD: 0.5%

     31,750      *Swift Transportation Co., Inc.                 $     883,047
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCKING: 0.6%

     18,000       Expeditors International of Washington, Inc.         758,250
     15,400       U.S. Freightways Corp.                               448,524
                                                                 --------------
                                                                     1,206,774
--------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 0.1%

     11,000     *+Omnipoint Corp.                                      103,469
                                                                 --------------
                  TOTAL COMMON STOCK
                  (Cost : $161,328,729) ......................     188,807,026
                                                                 --------------
--------------------------------------------------------------------------------
                                           INTEREST   MATURITY        VALUE
    FACE AMOUNT            ISSUE             RATE       DATE        (NOTE 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 4.8%
--------------------------------------------------------------------------------
$ 1,171,000       Federal Home Loan Bank     4.500%     1/4/99   $   1,170,561
    645,000       General Electric
                  Capital Services, Inc.     5.250%    1/21/99         643,119
  5,664,000   [_] Jefferson-Pilot Corp.      5.000%     1/4/99       5,661,640
  1,595,000       Motiva Enterprises         5.130%    3/11/99       1,579,317
                                                                 --------------
                  TOTAL SHORT TERM OBLIGATIONS
                  (Cost: $9,054,637) .........................       9,054,637
--------------------------------------------------------------------------------
                  TOTAL INVESTMENTS : 104.6%
                  (Cost $170,383,366) ........................     197,861,663

                  OTHER ASSETS LESS LIABILITIES (4.6)% .......      (8,729,697)
                                                                 --------------
                  TOTAL NET ASSETS : 100.0% ..................   $ 189,131,966
                                                                 ==============
--------------------------------------------------------------------------------

LEGEND:
-------
*Non-income producing security.
+Securities on loan.
[_]Illiquid Security
ADR(American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
 As of December 31, 1998, the market value of securities loaned was $32,592,279 with collateral backing valued at $32,902,752.

                      See Notes to Financial Statements.

                                     MSF-41

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
December 31, 1998

                                                                             VALUE
  SHARES                          ISSUE                                    (NOTE 1A)
-------------------------------------------------------------------------------------
COMMON STOCK: 84.6%
-------------------------------------------------------------------------------------
ARGENTINA: 0.7%
    28,200               +YPF SA ADR Cl. D                             $    787,837
                                                                       --------------
                          Total Investments in Argentina                    787,837
-------------------------------------------------------------------------------------
AUSTRALIA: 2.4%
   418,700                Fosters Brewing Group Ltd.                      1,134,049
   396,300               +Normandy Mining Ltd.                              366,697
   102,700                WMC Ltd.                                          309,629
   202,300                Woodside Petroleum Ltd.                           904,951
                                                                       --------------
                          Total Investments in Australia                  2,715,326
-------------------------------------------------------------------------------------
AUSTRIA: 0.3%
     6,400                Flughafen Wien AG                                 314,036
                                                                       --------------
                          Total Investments in Austria                      314,036
-------------------------------------------------------------------------------------
BRAZIL: 0.2%
    36,200               +Aracruz Celulose SA ADR                           289,600
                                                                       --------------
                          Total Investments in Brazil                       289,600
-------------------------------------------------------------------------------------
CANADA: 2.8%
    26,200                BCE, Inc.                                         991,606
     4,400               *Canadian Hunter Exploration Ltd.                   27,851
    18,700                Canadian National Railway Co.                     975,679
    34,900                Canadian Pacific Ltd.                             656,444
     7,674               *Nexfor, Inc.                                       30,373
    17,600               *Noranda, Inc.                                     175,597
    22,000                The Molson Cos., Ltd. ADR Cl. A                   316,650
                                                                       --------------
                          Total Investments in Canada                     3,174,200
-------------------------------------------------------------------------------------
CHINA: 0.3%
    21,400              *+Huaneng Power International, Inc. ADR             310,300
                                                                       --------------
                          Total Investments in China                        310,300
-------------------------------------------------------------------------------------
FRANCE: 3.5%
    17,001                Assurance Generale de France                    1,015,012
     9,966                AXA SA                                          1,443,831
     5,556                Canal Plus SA                                   1,515,454
                                                                       --------------
                          Total Investments in France                     3,974,297
-------------------------------------------------------------------------------------
GERMANY: 13.0%
     4,405                Allianz Holdings AG                             1,614,938
     7,033               *Allianz Holdings AG (Wts.)                         60,757
    30,734                BASF AG                                         1,172,856
    38,179                Bayer AG                                        1,593,273
    15,763                Bayerische Vereinsbank AG                       1,234,292
    35,803                Deutsche Telekom                                1,177,250
     2,394                Heidelberger Druckmaschinen AG                    177,403
    36,584                Hoechst AG                                      1,516,833
     3,092                Muenchener Rueckversicherungs AG                1,497,206
       123               *Muenchener Rueckversicherungs AG (Wts.)             5,720
    27,600                RWE AG                                          1,511,161
    31,746                VEBA AG                                         1,899,122
     2,180               +Viag AG                                         1,277,967
                                                                       --------------
                          Total Investments in Germany                   14,738,778
-------------------------------------------------------------------------------------
GHANA: 0.1%
     9,956                Ashanti Goldfields Ltd. GDR                        93,337
                                                                       --------------
                          Total Investments in Ghana                         93,337
-------------------------------------------------------------------------------------
HONG KONG: 1.9%
    58,000                Cheung Kong Infrastructure Holdings Ltd.          417,355
   295,000                Citic Pacific Ltd.                                635,874
   117,000                Hutchison Whampoa Ltd.                            826,805
   124,162                New World Development Co., Ltd.                   312,504
                                                                       --------------
                          Total Investments in Hong Kong                  2,192,538
-------------------------------------------------------------------------------------
INDIA: 0.4%
     5,836               +Exel Industries Ltd. Cl. A                        437,700
                                                                       --------------
                          Total Investments in India                        437,700
-------------------------------------------------------------------------------------
ITALY: 0.6%
   201,500              *+Immobiliare Metanopoli SPA                        105,049
   201,500               +Instituto Nazionale Delle Assicurazioni SPA       531,947
                                                                       --------------
                          Total Investments in Italy                        636,996
-------------------------------------------------------------------------------------
JAPAN: 3.7%
   123,000                Daiwa Securities Co., Ltd.                        419,974
    43,000               +Minebea Co., Ltd.                                 492,189
     2,600                Nichiei Co., Ltd.                                 206,988
    12,000                Ono Pharmaceutical                                374,701
    99,000                Sharp Corp.                                       892,357
       700                Shohkoh Fund & Co., Ltd.                          225,387
   103,000                Sumitomo Metal Mining Co., Ltd.                   334,374

                                    MSF-42

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
December 31, 1998

                                                                           Value
   Shares                           Issue                                (Note 1A)
-------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------------
Japan:(Continued)
     7,000                TDK Corp.                                    $    639,629
    21,000                Yamanouchi Pharmaceuticals Ltd.                   676,161
                                                                       -------------
                          Total Investments in Japan                      4,261,760
------------------------------------------------------------------------------------
NETHERLANDS: 0.9%
     7,940                Aegon Insurance Group NV                          974,591
                                                                       -------------
                          Total Investments in Netherlands                  974,591
------------------------------------------------------------------------------------
PORTUGAL: 0.2%
    13,050                Electricidade de Portugal                         287,451
                                                                       -------------
                          Total Investments in Portugal                     287,451
------------------------------------------------------------------------------------
SINGAPORE: 1.6%
    89,000               +Development Bank of Singapore Ltd.                803,210
   224,000                Overseas Union Bank                               976,863
                                                                       -------------
                          Total Investments in Singapore                  1,780,073
------------------------------------------------------------------------------------
SOUTH AFRICA: 0.4%
    33,500                Anglo American Platinum Corp., Ltd. ADR           459,566
    15,270                Sasol Ltd.                                         57,681
                                                                       -------------
                          Total Investments in South Africa                 517,247
------------------------------------------------------------------------------------
SWEDEN: 0.7%
    57,000                AGA AB Cl. B                                      747,157
                                                                       -------------
                          Total Investments in Sweden                       747,157
------------------------------------------------------------------------------------
SWITZERLAND: 7.2%
     7,859                Ciba Specialty Chemicals AG                       657,920
       998                Clariant AG                                       466,416
       680                Holderbank Financiere Glarus AG                   804,892
       691                Nestle SA                                       1,504,033
       958                Novartis AG                                     1,882,944
       468                Swiss Reinsurance AG                            1,219,996
     3,996                Swisscom AG                                     1,672,636
                                                                       -------------
                          Total Investments in Switzerland                8,208,837
------------------------------------------------------------------------------------
TAIWAN: 0.9%
   144,000                Overseas Chinese Banking Corp., Ltd.              976,863
                                                                       -------------
                          Total Investments in Taiwan                       976,863
------------------------------------------------------------------------------------
UNITED KINGDOM: 12.3%
    74,118                BOC Group PLC                                   1,062,699
   110,893                Carlton Communications PLC                      1,020,680
    76,120                Enterprise Oil PLC                                373,075
   160,342                General Electric Co. PLC                        1,451,842
   258,812                Lasmo PLC                                         429,992
   184,545                National Grid Group PLC                         1,471,700
    36,152                Railtrack Group PLC                               942,991
   141,695                Reuters Group PLC                               1,494,872
    90,077                Rio Tinto-Zinc PLC                              1,047,581
   190,899                Shell Transport & Trading PLC                   1,173,494
    88,297                SmithKline Beecham PLC                          1,223,733
   164,241                Unilever PLC                                    1,847,336
    52,106                United Assurance Group PLC                        471,802
                                                                       -------------
                          Total Investments in United Kingdom            14,011,797
------------------------------------------------------------------------------------
UNITED STATES: 30.5%
    24,700               +American Greetings Corp. Cl. A                  1,014,244
    13,900                Atlantic Richfield Co.                            906,975
    47,100                Barrick Gold Corp.                                918,450
     6,600               *Biogen, Inc.                                      547,800
    25,100                CINergy Corp.                                     862,812
     9,800                Comcast Corp. Cl. A                               575,138
    29,100               *Conoco, Inc. Cl. A                                607,463
    17,200               +Duke Energy Corp.                               1,101,875
    34,100                Electronic Data Systems Corp.                   1,713,525
    23,500                Enron Corp.                                     1,340,969
    22,100               +Equity Residential Properties Trust               893,669
    92,000               +Homestake Mining Co.                              845,250
     7,200              *+Immunex Corp.                                     905,850
    14,000                International Business Machines Corp.           2,586,500
    10,700                Lockheed Martin Corp.                             906,825
    17,600               +MBIA, Inc.                                      1,153,900
    18,400                Motorola, Inc.                                  1,123,550
    37,000                Newmont Mining Corp.                              668,313
    13,300                Northrop Grumman Corp.                            972,562

                                    MSF-43

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
December 31, 1998

                                                                            Value
  Shares                          Issue                                   (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK:(CONTINUED):
---------------------------------------------------------------------------------------
United States:(Continued)
    30,600                *+Parametric Technology Corp.                  $    501,075
    40,800                 +PECO Energy Corp.                               1,698,300
    14,500                  Pennzenergy Co.                                   236,531
    14,500                 *Pennzoil Quaker State Co.                         213,875
    10,200                  Phillips Petroleum Co.                            434,775
    17,500                  Praxair, Inc.                                     616,875
     9,900                 +Prologis Trust                                    205,425
    28,000                 *Sabre Group Holdings, Inc. Cl. A                1,246,000
    20,600                *+Sterling Commerce, Inc.                           927,000
    19,300                *+Stillwater Mining Co.                             791,300
     9,600                 *Sun Microsystems, Inc.                            822,000
    26,438                *+Tele-Communications, Inc. - Liberty Media       1,217,800
    22,100                *+Tele-Communications, Inc. Cl. A                 1,222,406
    32,000                  UNUM Corp.                                      1,868,000
    15,000                *+USAirways Group, Inc.                             780,000
   114,600                  USEC, Inc.                                      1,590,075
    22,800                 +Williams Cos., Inc.                               711,075
                                                                         ------------
                            Total Investments in United States             34,728,182
-------------------------------------------------------------------------------------
                            TOTAL COMMON STOCK
                            (Cost : $85,099,732) .....................     96,158,903
                                                                         ------------
-------------------------------------------------------------------------------------
PREFERRED STOCK: 1.7%
-------------------------------------------------------------------------------------
BRAZIL: 0.5%
   520,000                 *Companhia Cervejaria Brahma ADR                   227,228
    25,500                 +Companhia Vale do Rio Doce ADR                    327,140
                                                                         ------------
                            Total Investments in Brazil                       554,368
-------------------------------------------------------------------------------------
GERMANY: 1.2%
     6,700                  RWE AG non-vtg.                                   244,426
     2,304                  SAP AG                                          1,099,328
                                                                         ------------
                            Total Investments in Germany                    1,343,754
-------------------------------------------------------------------------------------
                            TOTAL PREFERRED STOCK
                            (Cost: $1,779,984) .......................      1,898,122
                                                                         ------------
-------------------------------------------------------------------------------------
   FACE                                           INTEREST  MATURITY       VALUE
  AMOUNT                          ISSUE             RATE      DATE       (NOTE 1A)
-------------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 6.8%
-------------------------------------------------------------------------------------
$6,765,000                  U.S. Treasury Bond        6.375%   8/15/27   $  7,775,488
                            TOTAL FEDERAL TREASURY OBLIGATIONS
                            (Cost: $8,003,841) .......................      7,775,488
                                                                         ------------
-------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 1.9%
-------------------------------------------------------------------------------------
   994,000GBP               U.K. Treasury             8.500%   7/16/07      2,113,840
                            TOTAL FOREIGN OBLIGATIONS
                            (Cost: $1,760,713) .......................      2,113,840
                                                                         ------------
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 5.6%
-------------------------------------------------------------------------------------
 6,398,000                  State Street Repurchase
                            Agreement (U.S. Treasury
                            Bills collateralized dated 12/
                            31/98 due 1/4/99 @ 4.85%
                            with a market value of
                            $6,528,413)               4.850%   1/4/99       6,398,000
                                                                         ------------
                            TOTAL REPURCHASE AGREEMENTS
                            (Cost: $6,398,000) .......................      6,398,000
                                                                         ------------
-------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS : 100.6%
                            (Cost $103,042,270)                           114,344,353
                            OTHER ASSETS LESS LIABILITIES  (0.6)% ....       (629,356)
                                                                         ------------
                            TOTAL NET ASSETS : 100.0% ................   $113,714,997
                                                                         ============
-------------------------------------------------------------------------------------

LEGEND:
-------
* Non-income producing security.
+ Securities on loan.
ADR(American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING:(NOTE 7)
---------------------------
As of December 31, 1998, the market value of securities loaned was $8,698,734 with collateral backing valued at $8,933,854.

                      See Notes to Financial Statements.


                                    MSF-44

--------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
--------------------------------------------------------------------------------

SCUDDER GLOBAL EQUITY PORTFOLIO
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


Aerospace..................                1.7%
Banking....................                3.9
Biotechnology..............                1.3
Broadcasting...............                5.1
Business Services..........                1.4
Chemical...................                6.9
Construction Materials.....                0.7
Consumer Products..........                1.7
Consumer Service...........                0.3
Drugs & Health Care........                3.9
Electrical Equipment.......                1.3
Electronics................                2.5
Federal Treasury Obligations               7.2
Financial Services.........                0.6
Food & Beverages...........                2.9
Forest Products & Paper....                0.3
Government.................                2.0
Insurance..................               11.0
Machinery..................                0.6
Medical Equipment & Supply.                1.4
Metals-Gold................                2.7
Metals-Non-Ferrous.........                2.7
Metals-Steel & Iron........                1.3
Mining.....................                0.8
Multi-Industry.............                3.2
Office & Business Equipment                3.2
Oil & Gas Exploration......                1.0
Oil........................                0.2
Oil-Domestic...............                1.8
Oil-International..........                2.0
Oil-Services...............                0.8
Printing & Publishing......                0.9
Real Estate................                1.8
Software...................                3.9
Telecommunications Equipment & Services    1.1
Transportation-Airlines....                1.9
Transportation-Railroad....                1.8
Utilities-Electric.........                7.1
Utilities-Gas Distribution & Pipelines     2.6
Utilities-Telephones.......                2.5
                                         ------
                                         100.0%
                                         ------



Excludes short-term securities.

See Notes to Financial Statements.



                                     MSF-45

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
December 31, 1998
                                                                      Value
 Shares                      Issue                                  (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 90.8%
-------------------------------------------------------------------------------
Aerospace: 7.9%

  9,700          Boeing Co.                                        $  316,462
  4,300          Lockheed Martin Corp.                                364,425
                                                                   ------------
                                                                      680,887
-------------------------------------------------------------------------------
Automotive: 3.6%

  4,400          Eaton Corp.                                          311,025
--------------------------------------------------------------------------------
Banking: 10.6%

  9,900          Bank One Corp.                                       505,519
 10,700          Washington Mutual, Inc.                              408,606
                                                                   ------------
                                                                      914,125
-------------------------------------------------------------------------------
Building & Construction: 0.7%

  2,100          Stanley Works                                         58,275
--------------------------------------------------------------------------------
Business Services: 7.5%

  8,500          Block (H & R), Inc.                                  382,500
  8,300          First Data Corp.                                     263,006
                                                                   ------------
                                                                      645,506
-------------------------------------------------------------------------------
Chemicals: 1.7%

  6,500          Geon Co.                                             149,500
--------------------------------------------------------------------------------
Electrical Equipment: 4.3%

  6,700          Black & Decker Corp.                                 375,619
--------------------------------------------------------------------------------
Entertainment & Leisure: 2.6%

  9,000          Brunswick Corp.                                      222,750
--------------------------------------------------------------------------------
Food & Beverages: 2.5%

  3,800          Heinz (H.J.) Co.                                     215,175
--------------------------------------------------------------------------------
Forest Products & Paper: 2.5%

  5,500          Fort James Corp.                                     220,000
--------------------------------------------------------------------------------
Hospital Management: 4.2%

 14,800          Columbia/HCA Healthcare Corp.                        366,300
--------------------------------------------------------------------------------
Insurance: 1.1%

  4,400          Old Republic International Corp.                      99,000
--------------------------------------------------------------------------------
Machinery: 2.4%

  3,600          Cooper Industries, Inc.                              171,675
  1,200          Parker Hannifin Corp.                                 39,300
                                                                   ------------
                                                                      210,975
-------------------------------------------------------------------------------
Mining: 1.0%

  7,100          De Beers Consolidated Mines Ltd. ADR                  90,303
-------------------------------------------------------------------------------
Miscellaneous: 2.1%

  5,600          Fortune Brands, Inc.                                 177,100
--------------------------------------------------------------------------------
Newspapers: 4.4%

  7,500          Knight-Ridder, Inc.                                  383,437
--------------------------------------------------------------------------------
Photography: 1.5%

  7,000          Polaroid Corp.                                       130,813
--------------------------------------------------------------------------------
Printing & Publishing: 4.3%

 11,800         *Dun & Bradstreet Corp.                               372,438
--------------------------------------------------------------------------------
Real Estate: 2.8%

 17,000         *Catellus Development Corp.                           243,313
--------------------------------------------------------------------------------
Software: 3.4%

  5,800          Electronic Data Systems Corp.                        291,450
--------------------------------------------------------------------------------
Textiles & Apparel: 6.1%

 12,900          Nike, Inc. Cl. B                                     523,256
--------------------------------------------------------------------------------
Tobacco: 9.6%

 15,600          Philip Morris Cos., Inc.                             834,600
--------------------------------------------------------------------------------
Toys & Amusements: 4.0%

 15,100          Mattel, Inc.                                         344,469
                                                                   ------------
                 TOTAL COMMON STOCK
                 (Cost : $7,987,916) ...........................    7,860,316
                                                                   ------------

--------------------------------------------------------------------------------
 Face                                         Interest  Maturity      Value
Amount                      Issue               Rate      Date      (Note 1a)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 9.6%
-------------------------------------------------------------------------------
831,000          State Street Bank
                 Repurchase Agreement (U.S.
                 Treasury Note
                 Collateralized 12/31/98 due
                 1/4/99 @ 5.750% with a
                 market value of $841,492)      4.500%    1/4/99      831,000
                                                                   ------------
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost : $831,000) .............................      831,000
                                                                   ------------

--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS : 100.4%
                 (Cost $8,818,916)                                  8,691,316
                 OTHER ASSETS LESS LIABILITIES (0.4)% .........       (33,277)
                                                                   ------------
                 TOTAL NET ASSETS : 100.0% .....................   $8,658,039
                                                                   ============
--------------------------------------------------------------------------------

LEGEND:
------
*Non-income producing security.


                       See Notes to Financial Statements.


                                     MSF-46

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
NEUBERGER & BERMAN PARTNERS MID CAP VALUE PORTFOLIO
DECEMBER 31, 1998


                                                                      VALUE
  SHARES                     ISSUE                                  (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 92.7%
-------------------------------------------------------------------------------
AEROSPACE: 1.9%
       500          Northrop Grumman Corp.                         $   36,563
     2,400         *Raytheon Co. Cl. A                                124,050
                                                                   ------------
                                                                      160,613
-------------------------------------------------------------------------------
AUTOMOTIVE: 3.3%
     1,200          AutoZone, Inc.                                     39,525
     3,300          General Motors Corp. Cl. H                        130,969
     1,400          Lear Corp.                                         53,900
     1,900          LucasVarity PLC ADR                                63,650
                                                                   ------------
                                                                      288,044
-------------------------------------------------------------------------------
BANKING: 5.7%
     4,000          Bank One Corp.                                    204,250
     4,300          BankBoston Corp.                                  167,431
     1,800          Chase Manhattan Corp.                             122,513
                                                                   ------------
                                                                      494,194
-------------------------------------------------------------------------------
BIOTECHNOLOGY: 0.7%
       700         *Biogen, Inc.                                       58,056
--------------------------------------------------------------------------------
BROADCASTING: 3.2%
     3,800         *MediaOne Group, Inc.                              178,600
     1,900          Scripps (E.W.) Co. Cl. A                           94,525
                                                                   ------------
                                                                      273,125
-------------------------------------------------------------------------------
CHEMICALS: 5.6%
     2,000          Exel Industries Ltd. Cl. A                        150,000
     1,300          Morton International, Inc.                         31,850
     3,800          Praxair, Inc.                                     133,950
     5,500          Williams Cos., Inc.                               171,531
                                                                   ------------
                                                                      487,331
-------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 2.5%
     1,500         *Hewlett-Packard Co.                               102,469
     5,200          Quantum Corp.                                     110,337
                                                                   ------------
                                                                      212,806
-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS: 0.5%
       900          USG Corp.                                          45,844
--------------------------------------------------------------------------------
CONTAINERS & GLASS: 1.2%
     3,300          Owens-Illinois, Inc.                              101,063
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 4.2%
     3,100          ALZA Corp.                                        161,975
     3,200          American Home Products Corp.                      180,200
       500          Centocor Corp.                                     22,531
                                                                   ------------
                                                                      364,706
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 1.6%
     1,000          Raychem Corp.                                      32,313
     2,600          Tandy Corp.                                       107,087
                                                                   ------------
                                                                      139,400
-------------------------------------------------------------------------------
ELECTRONICS: 2.6%
     1,700          Northern Telecom Ltd.                              85,212
     1,000         *Teradyne, Inc.                                     42,375
     1,100          Texas Instruments, Inc.                            94,119
                                                                   ------------
                                                                      221,706
-------------------------------------------------------------------------------
FINANCIAL SERVICES: 6.6%
     3,000          Associates First Capital Corp. Cl. A              127,125
     4,200          Countrywide Credit Industries, Inc.               210,787
     4,900          SLM Holding Corp.                                 235,200
                                                                   ------------
                                                                      573,112
-------------------------------------------------------------------------------
FOOD & BEVERAGES: 5.2%
     2,200          Anheuser-Busch Co., Inc.                          144,375
     4,600          ConAgra, Inc.                                     144,900
     3,800          Nabisco Holdings Corp. Cl. A                      157,700
                                                                   ------------
                                                                      446,975
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 1.4%
     2,200          Kimberly-Clark Corp.                              119,900
--------------------------------------------------------------------------------
HOSPITAL MANAGEMENT: 1.3%
     4,400          Tenet Healthcare Corp.                            115,500
--------------------------------------------------------------------------------
HOTEL & MOTEL: 1.8%
       540          Crestline Capital Corp.                             7,898
     5,400          Host Marriott Corp.                                74,588
     5,000         *Mirage Resorts, Inc.                               74,687
                                                                   ------------
                                                                      157,173
-------------------------------------------------------------------------------
INSURANCE: 7.7%
     3,500          ACE Ltd.                                          120,531
     1,800          Aetna, Inc.                                       141,525
     3,000          Aon Corp.                                         166,125
     2,500          CIGNA Corp.                                       193,281


                                    MSF-47

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN PARTNERS MID CAP VALUE PORTFOLIO
December 31, 1998

                                                                      VALUE
  SHARES                     ISSUE                                  (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
INSURANCE: (CONTINUED)
     1,200          Orion Capital Corp.                            $   47,775
                                                                   ------------
                                                                      669,237
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 4.1%
     2,700          Baxter International, Inc.                        173,644
     4,500         *Boston Scientific Corp.                           120,656
       800          Pacificare Health Systems, Inc. Cl. B              63,575
                                                                   ------------
                                                                      357,875
-------------------------------------------------------------------------------
METALS-STEEL & IRON: 0.8%
     3,000          AK Steel Holding Corp.                             70,500
--------------------------------------------------------------------------------
MULTI-INDUSTRY: 1.6%
     2,600          Harcourt General, Inc.                            138,288
--------------------------------------------------------------------------------
NEWSPAPERS: 0.9%
     2,300          New York Times Co. Cl. A                           79,781
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 1.8%
     1,300          Xerox Corp.                                       153,400
--------------------------------------------------------------------------------
OIL-INTERNATIONAL: 2.6%
     1,000          Chevron Corp.                                      82,937
     2,600          Texaco, Inc.                                      137,475
                                                                   ------------
                                                                      220,412
-------------------------------------------------------------------------------
OIL-SERVICES: 2.6%
     1,500          Coastal Corp.                                      52,406
     3,000          McDermott International, Inc.                      74,063
     3,900          Tosco Corp.                                       100,912
                                                                   ------------
                                                                      227,381
-------------------------------------------------------------------------------
PRINTING & PUBLISHING: 0.3%
       700         *Dun & Bradstreet Corp.                             22,094
--------------------------------------------------------------------------------
REAL ESTATE: 0.5%
     4,000          Indymac Mortgage Holdings, Inc.                    42,250
--------------------------------------------------------------------------------
RESTAURANT: 1.9%
     1,200          McDonald's Corp.                                   91,950
     1,400         *Tricon Global Restaurants, Inc.                    70,175
                                                                   ------------
                                                                      162,125
-------------------------------------------------------------------------------
RETAIL TRADE: 1.9%

     2,900          Consolidated Stores Corp.                          58,544
     1,700         *Fred Meyer, Inc.                                  102,425
                                                                   ------------
                                                                      160,969
-------------------------------------------------------------------------------
SOFTWARE: 2.1%
     2,600          Computer Associates International, Inc.           110,825
     4,500         *Parametric Technology Corp.                        73,125
                                                                   ------------
                                                                      183,950
-------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 0.7%
     3,600          Loral Space & Communications Ltd.                  64,125
--------------------------------------------------------------------------------
TIRES & RUBBER: 1.0%
     1,700          Goodyear Tire & Rubber Co.                         85,744
--------------------------------------------------------------------------------
TRANSPORTATION-AIRLINES: 1.2%
     3,100          Continental Airlines, Inc. Cl. B                  103,850
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 6.7%
       700          GPU, Inc.                                          30,931
     3,000          Illinova Corp.                                     75,000
     7,700          Niagara Mohawk Power Corp.                        124,162
     2,800          PG&E Corp.                                         88,200
     3,600          Texas Utilities Co.                               168,075
     2,300          Unicom Corp.                                       88,694
                                                                   ------------
                                                                      575,062
-------------------------------------------------------------------------------
UTILITIES-GAS DISTRIBUTION & PIPELINES: 0.3%
       800          KN Energy, Inc.                                    29,100
--------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 4.7%
     2,100          Bell Atlantic Corp.                               111,300
     1,900          GTE Corp.                                         123,500
     2,400         *MCI WorldCom, Inc.                                172,275
                                                                   ------------
                                                                      407,075
-------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost : $7,744,415) ........................    8,012,766
                                                                   ------------


                                    MSF-48

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
NEUBERGER&BERMAN PARTNERS MID CAP VALUE PORTFOLIO
DECEMBER 31, 1998


   FACE                                       INTEREST  MATURITY      VALUE
  AMOUNT                     ISSUE              RATE      DATE      (NOTE 1A)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 14.5%
-------------------------------------------------------------------------------
$1,259,000          State Street Repurchase
                    Agreement (U.S. Treasury
                    Bills collateralized,
                    dated 12/31/98 due
                    1/4/99 @ 5.750% with a
                    market value of
                    $1,272,500)                 3.500%    1/4/99   $1,259,000

                    TOTAL REPURCHASE AGREEMENTS
                    (Cost : $1,259,000) ........................    1,259,000
                                                                  -------------
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS : 107.2%
                    (Cost $9,003,415)                               9,271,766

                    OTHER ASSETS LESS LIABILITIES  (7.2)% ......     (624,671)
                                                                  -------------
                    TOTAL NET ASSETS : 100.0% ..................   $8,647,095
                                                                  =============
--------------------------------------------------------------------------------


LEGEND:
------
* Non-income producing security.

                      See Notes to Financial Statements.

                                     MSF-49

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                      VALUE
SHARES                          ISSUE                                (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 91.2%
-------------------------------------------------------------------------------
AUTOMOTIVE: 1.4%
 1,700          Danaher Corp.                                           92,331
--------------------------------------------------------------------------------
BANKING: 6.2%
 1,900          Bank of New York Co., Inc.                              76,475
 1,100          BankAmerica Corp.                                       66,137
 1,100          First Union Corp.                                       66,894
 1,000          HSBC Holdings PLC                                       24,911
   300          Mellon Bank Corp.                                       20,625
   600          Toronto-Dominion Bank                                   21,150
    40          UBS AG                                                  12,288
 3,300         *Wells Fargo & Co.                                      131,794
                                                                    -----------
                                                                       420,274
-------------------------------------------------------------------------------
BIOTECHNOLOGY: 1.4%
   500         *Biogen, Inc.                                            41,469
   700         *Genentech, Inc.                                         55,781
                                                                    -----------
                                                                        97,250
-------------------------------------------------------------------------------
BROADCASTING: 3.0%
 2,000          CBS Corp.                                               65,500
   600         *Clear Channel Communications, Inc.                      32,700
 2,100         *Fox Entertainment Group, Inc. Cl. A                     52,894
   700         *Infinity Broadcasting Corp. Cl. A                       19,162
   500          Time Warner, Inc.                                       31,031
                                                                    -----------
                                                                       201,287
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION: 0.6%
 1,400          Masco Corp.                                             40,250
-------------------------------------------------------------------------------
BUSINESS SERVICES: 2.1%
   500          Automatic Data Processing, Inc.                         40,094
   800         *Cendant Corp.                                           15,250
   900          HBO & Co.                                               25,847
 1,000          Omnicom Group, Inc.                                     58,000
                                                                    -----------
                                                                       139,191
-------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 3.1%
   300         *America Online, Inc.                                    43,425
   700         *Cisco Systems, Inc.                                     64,991
   500         *Dell Computer Corp.                                     36,609
 1,300         *Gartner Group, Inc. Cl. A                               27,625
   500         *Hewlett-Packard Co.                                     34,156
                                                                    -----------
                                                                       206,806
-------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 10.5%
   700          American Home Products Corp.                            39,419
   700          Bristol-Myers Squibb Co.                                93,669
   300          GEHE AG                                                 20,701
 2,300         *HEALTHSOUTH Corp.                                       35,506
   900          Lilly (Eli) & Co.                                       79,987
   400          McKesson Corp.                                          31,625
   600          Merck & Co., Inc.                                       88,612
    30          Novartis AG                                             58,965
   700          Pfizer, Inc.                                            87,806
     2          Roche Holdings AG                                       24,401
   700          Schering-Plough Corp.                                   38,675
 1,000          Warner-Lambert Co.                                      75,188
   800         *Zeneca Group PLC                                        34,850
                                                                    -----------
                                                                       709,404
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 3.5%
 1,700          Allied-Signal, Inc.                                     75,331
 1,600          General Electric Co.                                   163,300
                                                                    -----------
                                                                       238,631
-------------------------------------------------------------------------------
ELECTRONICS: 3.2%
   700         *Intel Corp.                                             82,972
 1,500         *Maxim Integrated Products, Inc.                         65,484
   900          Teleflex, Inc.                                          41,062
   300          Texas Instruments, Inc.                                 25,669
                                                                    -----------
                                                                       215,187
-------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 0.9%
   800          Carnival Corp.                                          38,400
   700          Disney (Walt) Co.                                       21,000
                                                                    -----------
                                                                        59,400
-------------------------------------------------------------------------------
FINANCIAL SERVICES: 6.9%
 1,200          Associates First Capital Corp. Cl. A                    50,850
 2,000          Citigroup, Inc.                                         99,000
 3,100          Federal Home Loan Mortgage Corp.                       199,756


                                    MSF-50

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                      VALUE
SHARES                          ISSUE                                (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
FINANCIAL SERVICES: (CONTINUED)
 1,300          Federal National Mortgage Assoc.                        96,200
   300          Morgan Stanley, Dean Witter, Discovery & Co.            21,300
                                                                   ------------
                                                                       467,106
-------------------------------------------------------------------------------
FOOD & BEVERAGES: 1.9%
   500          Coca-Cola Co.                                           33,438
 1,400          PepsiCo, Inc.                                           57,312
 1,400          Sara Lee Corp.                                          39,462
                                                                   ------------
                                                                       130,212
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 0.8%
 1,000          Kimberly-Clark Corp.                                    54,500
--------------------------------------------------------------------------------
HOSPITAL MANAGEMENT: 1.0%
 1,500          United Healthcare Corp.                                 64,594
--------------------------------------------------------------------------------
HOTEL & MOTEL: 0.9%
 1,500         *Mirage Resorts, Inc.                                    22,406
 1,800          Starwood Hotels & Resorts Worldwide, Inc.               40,838
                                                                   ------------
                                                                        63,244
-------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS: 0.3%
   500          Newell Co.                                              20,625
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS: 1.4%
   100          Corning, Inc.                                            4,500
   500          Gillette Co.                                            24,156
 4,300          Kimberly-Clark Corp. (Mexico)                           13,716
   400          Procter & Gamble Co.                                    36,525
   200          Unilever NV                                             16,587
                                                                   ------------
                                                                        95,484
-------------------------------------------------------------------------------
INSURANCE: 7.2%
 2,100          ACE Ltd.                                                72,319
   400          Aetna, Inc.                                             31,450
   600          AMBAC Financial Group, Inc.                             36,113
     1         *Berkshire Hathaway, Inc. Cl. A                          70,000
   140         *Fairfax Financial Holdings Ltd.                         49,460
 1,600          Mutual Risk Management Ltd.                             62,600
 1,500          PartnerRe Ltd.                                          68,625
   700          Travelers Property Casualty Corp. Cl. A                 21,700
 1,300          UNUM Corp.                                              75,887
                                                                   ------------
                                                                       488,154
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 1.0%
   200          Guidant Corp.                                           22,050
   500          Johnson & Johnson                                       41,937
                                                                   ------------
                                                                        63,987
-------------------------------------------------------------------------------
MISCELLANEOUS: 1.8%
 1,600          Tyco International Ltd.                                120,700
-------------------------------------------------------------------------------
MULTI-INDUSTRY: 1.8%
 7,000          Hutchison Whampoa Ltd.                                  49,467
14,900          Tomkins PLC                                             70,799
                                                                   ------------
                                                                       120,266
-------------------------------------------------------------------------------
NEWSPAPERS: 0.6%
   600          Tribune Co.                                             39,600
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 0.8%
   600         *EMC Corp.                                               51,000
--------------------------------------------------------------------------------
OIL-INTERNATIONAL: 2.8%
   600          Chevron Corp.                                           49,763
   700          Mobil Corp.                                             60,987
 1,600          Royal Dutch Petroleum Co.                               76,600
                                                                   ------------
                                                                       187,350
-------------------------------------------------------------------------------
OIL-SERVICES: 0.4%
   900          Halliburton Co.                                         26,663
--------------------------------------------------------------------------------
POLLUTION CONTROL: 1.2%
 1,800         *Waste Management, Inc.                                  83,925
--------------------------------------------------------------------------------
PRINTING & PUBLISHING: 0.9%
   900          Ver Ned Uitgevers NV                                    33,917
   120          Wolters Kluwer NV                                       25,665
                                                                   ------------
                                                                        59,582
-------------------------------------------------------------------------------
REAL ESTATE: 0.7%
   900          Crescent Real Estate Equities Co.                       20,700
 3,100          Security Capital U.S. Real Estate Shares, Inc.
                Cl. A                                                   27,342
                                                                   ------------
                                                                        48,042
-------------------------------------------------------------------------------
RESTAURANT: 0.3%
   300          McDonald's Corp.                                        22,988



                                    MSF-51

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
DECEMBER 31, 1998


                                                                      VALUE
SHARES                          ISSUE                                (NOTE 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
RETAIL GROCERY: 1.7%
   400          Koninklijke Ahold NV                                $   14,776
 1,600          Safeway, Inc.                                           97,500
                                                                   ------------
                                                                       112,276
-------------------------------------------------------------------------------
RETAIL TRADE: 4.6%
   700          CVS Corp.                                               38,500
   900         *Fred Meyer, Inc.                                        54,225
 1,000          Home Depot, Inc.                                        61,187
   700          Rite Aid Corp.                                          34,694
 1,300         *Saks, Inc.                                              41,031
 2,900          TAG Heuer International SA ADR                          20,663
   700          Wal-Mart Stores, Inc.                                   57,006
                                                                   ------------
                                                                       307,306
-------------------------------------------------------------------------------
SOFTWARE: 6.3%
   600         *Ascend Communications, Inc.                             39,469
 1,500         *BMC Software, Inc.                                      66,891
   300          Computer Associates International, Inc.                 12,787
   500         *Compuware Corp.                                         39,047
 1,000         *Microsoft Corp.                                        138,531
 3,400         *Parametric Technology Corp.                             55,250
   800          Platinum Technology, Inc.                               15,375
 1,000         *Sterling Commerce, Inc.                                 45,000
   200         *Xilinx, Inc.                                            13,019
                                                                   ------------
                                                                       425,369
-------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 2.5%
   500         *Cox Communications, Inc. Cl. A                          34,562
   400          Getronics NV                                            19,801
 1,400         *Networks Associates, Inc.                               92,881
   200         *Nokia Corp. ADR                                         24,088
                                                                   ------------
                                                                       171,332
-------------------------------------------------------------------------------
TOBACCO: 1.3%
 1,600          Philip Morris Cos., Inc.                                85,600
--------------------------------------------------------------------------------
TOYS & AMUSEMENTS: 0.4%
   700          Hasbro, Inc.                                            25,288
--------------------------------------------------------------------------------
UTILITIES-MISCELLANEOUS: 0.6%
 5,600          Rentokil Group PLC                                      42,333
-------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 5.2%
   700         *AirTouch Communications, Inc.                           50,487
   400          GTE Corp.                                               26,000
 2,200         *MCI WorldCom, Inc.                                     157,919
   700          SBC Communications, Inc.                                37,538
 4,000          Telecom Italia SPA                                      34,111
   600         *Telecomunicacoes Brasileiras SA ADR                     43,612
                                                                   ------------
                                                                       349,667
-------------------------------------------------------------------------------
                TOTAL COMMON STOCK
                (Cost : $5,740,794) .............................    6,147,204
                                                                  ------------
-------------------------------------------------------------------------------

FACE                                          INTEREST  MATURITY        VALUE
AMOUNT                  ISSUE                   RATE      DATE        (NOTE 1A)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 3.7%
-------------------------------------------------------------------------------
$248,000        State Street Repurchase
                Agreement (U.S. Treasury Bills
                collateralized dated 12/31/98
                due 1/4/99 @ 4.5% with a
                market value of $251,421)       4.850%   1/4/99      $  248,000
                                                                  -------------
                TOTAL REPURCHASE AGREEMENTS
                (Cost: $248,000) ................................       248,000
                                                                  -------------
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 8.7%
-------------------------------------------------------------------------------
 100,000        DuPont (E.I.) de Nemours &
                Co.                             5.600%  1/12/99          99,929
 200,000        Federal National Mortgage
                Assoc.                          5.140%  1/19/99         199,486
 290,000        U.S. Treasury Bill              4.370%  1/21/99         289,296
                                                                  -------------
                TOTAL SHORT TERM OBLIGATIONS
                (Cost: $588,611) ................................       588,611
                                                                  -------------
-------------------------------------------------------------------------------
                TOTAL INVESTMENTS : 103.6%
                (Cost: $6,577,405) ..............................     6,983,815
                OTHER ASSETS LESS LIABILITIES (3.6)% ............      (244,114)
                                                                  -------------
                TOTAL NET ASSETS : 100.00% ......................    $6,739,701
                                                                  =============
-------------------------------------------------------------------------------

LEGEND:
-------
* Non-income producing security.
ADR (American depository receipt) represents ownership of foreign securities.

                       See Notes to Financial Statements

                                     MSF-52

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO
December 31, 1998

   FACE                                      INTEREST   MATURITY      VALUE
  AMOUNT                     ISSUE             RATE       DATE       (NOTE 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: 18.0%
--------------------------------------------------------------------------------
BANKING: 1.9%

$  230,000    Abn Amro Bank                     7.750%    5/15/23  $   259,116
   151,000    Chase Manhattan Corp.             7.125%     2/1/07      163,282
   350,000    National Australia Bank, Ltd.     6.600%   12/10/07      364,340
   330,000    Norwest Corp.                     6.750%    5/12/00      336,250
                                                                   -------------
                                                                     1,122,988
--------------------------------------------------------------------------------
BROADCASTING: 0.3%

   200,000    TCI Communications, Inc.          7.375%    2/15/00      204,350
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 0.9%

   425,000    International Business
               Machines Corp.                   8.375%    11/1/19      540,430
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 0.3%

   145,000    Abbott Laboratories               5.600%    10/1/03      147,516
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE: 0.8%

   500,000    Carnival Corp. Sr.                6.150%    4/15/08      498,740
--------------------------------------------------------------------------------
FINANCIAL SERVICES: 4.1%

   100,000    A T & T Capital Corp.             6.650%    4/30/99      100,326
   300,000    Associates Corp. of
              North America                     6.250%    11/1/08      310,656
    22,000    Associates Corp. of
              North America                     8.250%    12/1/99       22,556
   350,000    BankAmerica Corp.                 8.125%     2/1/02      375,540
   568,000    Ford Motor Credit Co.             8.200%    2/15/02      612,622
    78,000    General Electric
              Capital Corp.                     8.375%     3/1/01       83,169
   500,000    Mellon Financial Co.              5.750%   11/15/03      503,465
    23,000    Merrill Lynch & Co.,
              Inc.                              8.250%   11/15/99       23,545
   350,000    Sears Roebuck
              Acceptance Corp.                  7.000%    6/15/07      375,553
                                                                   -------------
                                                                     2,407,432
--------------------------------------------------------------------------------
FOOD & BEVERAGES: 0.3%

   200,000    Coca Cola Enterprises, Inc.       6.375%     8/1/01      204,568
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 0.8%

   377,000    Georgia Pacific Corp.             9.500%    12/1/11      467,178
--------------------------------------------------------------------------------
INDUSTRIALS: 0.9%

   160,000    Du Pont E I De Nemours & Co.      6.500%    1/15/28      169,078
   312,000    Lockheed Martin Corp.             7.750%     5/1/26      355,668
                                                                   -------------
                                                                       524,746
--------------------------------------------------------------------------------
MISCELLANEOUS: 0.7%

   375,000    Salomon, Inc.                     6.650%    7/15/01      383,910
--------------------------------------------------------------------------------
MULTI-INDUSTRY: 0.8%

   200,000  ++Monsanto Co. 144A                 6.500%    12/1/18      199,800
   233,000    Raytheon Co.                      6.750%    8/15/07      246,679
                                                                   -------------
                                                                       446,479
--------------------------------------------------------------------------------
PRINTING & PUBLISHING: 0.9%

   418,000    Time Warner, Inc.                 9.125%    1/15/13      529,171
--------------------------------------------------------------------------------
RESTAURANT: 0.9%

   497,000    McDonald's Corp.                  5.950%    1/15/08      518,331
--------------------------------------------------------------------------------
RETAIL TRADE: 0.8%

   447,000    Dayton Hudson Corp.               6.400%    2/15/03      460,209
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 0.7%

   235,000    Commonwealth Edison Co.           6.400%   10/15/05      240,748
   150,000    Consolidated Edison Co., Inc.     6.450%    12/1/07      159,449
                                                                   -------------
                                                                       400,197
--------------------------------------------------------------------------------
UTILITIES-GAS DISTRIBUTION & PIPELINES: 1.1%

   400,000           KN Energy, Inc.            6.650%     3/1/05      404,172
   200,000           Transcanada Pipelines
                     Ltd.                       9.125%    4/20/06      234,798
                                                                   -------------
                                                                       638,970
--------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 1.8%

   124,000    Bellsouth Telecommunications      6.500%    6/15/05      131,950
   683,000    Cable & Wireless Communication    6.375%     3/6/03      683,300
   236,000    MCI WorldCom, Inc.                6.125%    8/15/01      239,771
                                                                   -------------
                                                                     1,055,021
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS
              (Cost: $10,489,765) ...............................   10,550,236
                                                                   -------------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 36.4%
--------------------------------------------------------------------------------
   485,000    Federal Home Loan Bank            5.500%    7/14/00      488,560
   400,000    Federal Home Loan Bank            6.340%    6/13/05      422,936
   600,000    Federal Home Loan Mortgage Corp.  7.250%    9/12/01      602,628
 1,300,000    Federal Home Loan Mortgage Corp.  7.500%    12/1/99    1,334,931
 1,000,000    Federal Home Loan Mortgage Corp.  8.000%    10/1/28    1,035,460

                                     MSF-53

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO
December 31, 1998

   FACE                                      INTEREST   MATURITY      VALUE
  AMOUNT                     ISSUE             RATE       DATE      (NOTE 1A)
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------------
$  350,000    Federal National Mortgage Assoc.  5.360%    2/16/01  $   352,625
   300,000    Federal National Mortgage Assoc.  5.500%    12/1/99      296,154
   500,000    Federal National Mortgage Assoc.  6.000%    5/15/08      527,810
   500,000    Federal National Mortgage Assoc.  6.160%     8/7/28      523,125
   600,000    Federal National Mortgage Assoc.  6.490%    3/19/02      625,404
 2,000,000    Federal National Mortgage Assoc.  6.500%    12/1/99    2,013,120
 2,500,000    Federal National Mortgage Assoc.  6.500%    12/1/99    2,535,150
 1,000,000    Federal National Mortgage Assoc.  7.000%    12/1/99    1,020,000
   911,060    Federal National Mortgage Assoc.  7.500%     9/1/25      935,823
   902,996    Federal National Mortgage Assoc.  7.500%     6/1/26      927,819
    72,621    Federal National Mortgage Assoc.  7.500%     9/1/27       74,595
    53,076    Federal National Mortgage Assoc.  7.500%    11/1/27       54,519
    25,870    Federal National Mortgage Assoc.  7.500%     8/1/28       26,573
 1,000,000    Federal National Mortgage Assoc.  6.000%    12/1/99    1,002,500
   990,000    Federal National Mortgage Assoc.  7.000%     4/1/12    1,011,038
   500,000    Federal National Mortgage Assoc.  7.550%    6/10/04      505,080
    14,337    Federal National Mortgage Assoc.  7.500%    12/1/27       14,727
   932,700    Government National Mortgage
              Assoc.                            9.000%   11/15/24    1,007,595
   191,685    Government National Mortgage
              Assoc.                            6.500%    5/15/23      193,602
   565,035    Government National Mortgage
              Assoc.                            6.500%    12/1/28      570,685
   233,280    Government National Mortgage
              Assoc.                            6.500%   12/15/28      235,613
    25,678    Government National Mortgage
              Assoc.                            7.000%    4/15/27       26,271
   533,443    Government National Mortgage
              Assoc.                            7.000%    1/15/28      545,776
   431,702    Government National Mortgage
              Assoc.                            7.000%   10/15/28      441,683
   470,575    Government National Mortgage
              Assoc.                            8.000%    8/15/26      489,101
   460,901    Government National Mortgage
              Assoc.                            8.000%    9/15/26      479,047
   529,099    Government National Mortgage
              Assoc.                            8.000%    4/15/27      549,930
   519,425    Government National Mortgage
              Assoc.                            8.000%    5/15/27      539,875
                                                                   -------------
              TOTAL FEDERAL AGENCY OBLIGATIONS
              (Cost: $21,356,002) ...............................   21,409,755
                                                                   -------------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 40.8%
--------------------------------------------------------------------------------
 1,500,000    U.S. Treasury Bond                6.125%   11/15/27    1,679,055
   100,000    U.S. Treasury Bond                8.000%   11/15/21      133,703
   500,000    U.S. Treasury Bond                6.250%    8/15/23      558,830
 2,100,000    U.S. Treasury Bond                8.875%    2/15/19    2,990,862
 1,200,000    U.S. Treasury Note                4.250%   11/15/03    1,184,628
   400,000    U.S. Treasury Note                4.500%    9/30/00      399,124
 2,000,000    U.S. Treasury Note                4.750%   11/15/08    2,015,620
 4,400,000    U.S. Treasury Note                6.375%    5/15/00    4,497,636
   510,000    U.S. Treasury Note                7.000%    7/15/06      580,681
 1,500,000    U.S. Treasury Note                6.125%    8/15/07    1,638,285
 5,200,000    U.S. Treasury Note                6.250%    2/28/02    5,434,832
 2,500,000    U.S. Treasury Note                7.875%   11/15/04    2,896,475
                                                                   -------------
              TOTAL FEDERAL TREASURY OBLIGATIONS
              (Cost: $23,838,441) ...............................   24,009,731
                                                                   -------------
--------------------------------------------------------------------------------
YANKEE BONDS: 2.7%
--------------------------------------------------------------------------------
    45,000    Asian Development Bank            5.750%    5/19/03       46,013
    83,000    Province of Ontario               6.125%    6/28/00       84,161
   300,000    Province of Quebec                7.500%    7/15/23      343,050
   415,000    Province of Quebec                8.800%    4/15/03      464,775
    50,000    Republic of Finland               7.875%    6/28/04       56,493

                                    MSF-54

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO
DECEMBER 31, 1998



   FACE                                      INTEREST   MATURITY      VALUE
  AMOUNT                     ISSUE             RATE       DATE      (NOTE 1A)
--------------------------------------------------------------------------------
YANKEE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
$  610,000    Republic of Poland                7.750%     7/1/17  $   588,443

              TOTAL YANKEE BONDS
              (Cost: $1,635,243) ................................    1,582,935
                                                                  --------------
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 16.1%
--------------------------------------------------------------------------------
   900,000    Federal Home Loan Bank            4.500%     1/4/99      899,663

 8,000,000    Federal Home Loan Bank            5.050%    1/14/99    7,985,411

   600,000    Federal National Mortgage Assoc.  5.100%     1/7/99      599,490
                                                                  --------------
              TOTAL SHORT TERM OBLIGATIONS
              (Cost: $9,484,564) ................................    9,484,564
                                                                  --------------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS : 114.0%
              (Cost $66,804,014)                                    67,037,221

              OTHER ASSETS LESS LIABILITIES  (14.0)% ............   (8,227,696)
                                                                 --------------
              TOTAL NET ASSETS : 100.0% .........................  $58,809,525
                                                                 ==============
--------------------------------------------------------------------------------


LEGEND:
------

++ Restricted security

RESTRICTED SECURITIES: (NOTE 2)
-------------------------------
                                                                  VALUATION AS
                              ACQUISITION        ACQUISITION       OF DECEMBER,
    ISSUE                        DATE               COST            31, 1998
-------------------------------------------------------------------------------
Monsanto 144A                  12/18/98          $ 201,940          $ 199,800


The aggregate value of restricted securities at December 31, 1998 was $199,800 or 0.34% of the Lehman Brothers Aggregate Bond Index Portfolio's net assets.

                       See Notes to Financial Statements.



                                     MSF-55

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                         VALUE
 SHARES                    ISSUE                                       (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 96.0%
--------------------------------------------------------------------------------
AUSTRALIA: 2.4%
    1,900          Amcor Ltd.                                       $     8,119
    3,500         *AMP Ltd.                                              44,342
      900          Australia Gas & Light Co., Ltd.                        6,482
    6,600          Australia National Industries                          4,651
    3,300          Boral, Ltd.                                            4,691
      700          Brambles Industries Ltd.                              17,051
    7,000          Broken Hill Proprietary Co.                           51,555
    2,900          Coca-Cola Amatil Ltd.                                 10,805
    3,800          Coles Myer Ltd.                                       19,909
    3,000          CSR Ltd.                                               7,335
    3,600          David Jones Ltd.                                       3,971
    2,600          Email Ltd.                                             3,714
      900          Faulding(Fh) & Co.                                     4,247
    5,100          Fosters Brewing Group Ltd.                            13,813
    4,000          Futuris Corp., Ltd.                                    4,535
    4,000          General Property Trust                                 7,476
    1,800          GIO Australia Holdings                                 5,912
    3,600          Goodman Fielder Ltd.                                   3,640
    2,000          James Hardie Industries Ltd.                           4,086
    1,000          Leighton Holdings Ltd.                                 4,289
    1,700          Lend Lease Corp.                                      22,918
    7,500          MIM Holdings Ltd.                                      3,309
    4,700          National Australia Bank                               70,850
    2,600          Newcrest Mining Ltd.                                   3,604
    6,600          News Corp., Ltd.                                      43,598
    4,800          Normandy Mining Ltd.                                   4,441
    2,100          North Ltd.                                             3,423
      800          Orica Ltd.                                             4,162
    3,000          Pacific Dunlop Ltd.                                    4,853
    2,600          Pioneer International Ltd.                             5,497
    1,100          QBE Insurance Group Ltd.                               4,550
    5,700          QCT Resources Ltd.                                     3,423
      900          Rio Tinto Ltd.                                        10,674
      500          Rothmans Holdings Ltd.                                 3,585
    1,700          Santos Ltd.                                            4,563
    2,400          Schroders Property Fund                                3,912
      600         *Smith (Howard) Ltd.                                    3,969
    1,500          Sons Of Gwalia Ltd.                                    4,265
    1,800          Southcorp Ltd.                                         5,741
    5,300          Star City Holdings Ltd.                                4,687
    1,700         *Stockland Trust Group                                  4,229
      900         *Tab Corp. Holdings Ltd.                                5,515
   16,900          Telstra Corp., Ltd.                                   79,017
    3,600          Westfield Trust                                        7,942
    6,300          Westpac Banking Ltd.                                  42,157
    3,300          WMC Ltd.                                               9,949
                                                                    ------------
                   Total Investments in Australia                       595,456
--------------------------------------------------------------------------------
AUSTRIA: 0.3%
      100         *Austrian Airlines                                      3,582
      400          Bank Austria AG                                       20,340
      100          Bbag Oesterreichische Brau-Beteiligungs                5,714
      100         *Bohler Uddeholm AG                                     4,654
      100          Flughafen Wien AG                                      4,907
      100         *Mayr-Melnhof Karton AG                                 4,674
      100          Oesterreichische Elektrizitaetswirtsch Cl. A          15,284
      100          OMV Handels AG                                         9,425
      100          RHI AG                                                 2,606
      100          VA Technologie AG                                      8,666
                                                                    ------------
                   Total Investments in Austria                          79,852
--------------------------------------------------------------------------------
BELGIUM: 1.9%
    1,000          Bankverzekerin KBC                                    78,681
      100          CBR Cimenteries                                        9,835
      200          Delhaize-Le Lion SA                                   17,587
      200          Electrabel SA                                         87,359
      300          Fortis AG                                            108,042
      100         *GPE Bruxelles                                         20,249
      100          Petrofina SA                                          45,560
      300          Solvay SA                                             22,476
      300          Tractebel                                             57,883


                                    MSF-56

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998


                                                                       VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
BELGIUM: (CONTINUED)
        5          UCB SA                                           $    30,662
                                                                    ------------
                   Total Investments in Belgium                         478,334
--------------------------------------------------------------------------------
DENMARK: 0.9%
      100          Carlsberg A/S Cl. A                                    5,814
      100          Carlsberg A/S Cl. B                                    5,782
        4          Dampskibsselskabet af 1912 A/S Cl. B                  27,968
        3          Dampskibsselskabet Svendborg A/S Cl. B                30,404
      200          Danisco A/S                                           10,842
      200          Den Danske Bank                                       26,869
      100          ISS International Service Systems SA Cl. B             6,505
      300          Novo-Nordisk AS Cl. B                                 39,596
      400          Tele Danmark A/S                                      53,989
      200          Unidanmark A/S Cl. A                                  18,069
                                                                    ------------
                   Total Investments in Denmark                         225,838
--------------------------------------------------------------------------------
FINLAND: 1.3%
      100          Instrumentarium Corp. Cl. A                            4,079
      600          Kemira Oyj                                             4,295
      300          Kesko                                                  4,471
    2,800          Merita Oyj                                            17,682
      200          Metra Oy AB Cl. B                                      3,452
    1,600          Nokia AB Oy Cl. A                                    194,548
      500          Nokia AB Oy Cl. K                                     60,796
      400          Outokumpu Oyj Cl. A                                    3,671
      100          Pohjola Insurance Group Cl. A                          5,393
      200          Sampo Cl. A                                            7,590
      200          Stockmann Oyj ABP                                      4,907
      900         *UPM-Kymmene Corp. Oy                                  25,064
                                                                    ------------
                   Total Investments in Finland                         335,948
--------------------------------------------------------------------------------
FRANCE: 9.2%
      100          Accor                                                 21,642
      300          Air Liquide                                           54,999
      700          Alcatel Alsthom                                       85,638
    1,200          AXA-UAP                                              173,851
      700          Banque Nationale de Paris                             57,618
      500          Banque Paribas SA                                     43,436
      200          BIC                                                   11,089
      100          Bongrain SA                                           44,715
      100          Bouygues SA                                           20,604
      100          Canal Plus SA                                         27,276
      200          Cap Gemini                                            32,087
      100          Carrefour SA                                          75,461
      200          Casino Guich Perrachon                                20,819
      100         *Club Mediterranee SA                                   8,979
      100          Coflexip SA                                            6,779
      200          Danone                                                57,235
      400          Dassault Systems SA                                   18,794
      900          Elf Aquitaine SA                                     103,989
      100          Eridania Beghin-Say                                   17,296
    2,700          France Telecom SA                                    214,416
      100          Groupe GTM                                            10,374
      100          Imetal                                                10,016
      200          L' Oreal SA                                          144,518
      300          Lafarge SA                                            28,492
      400          Lagardere Sca                                         16,992
      100          Legrand SA                                            26,489
      300          LVMH Moet Hennessy Louis Vuitton                      59,345
      500          Michelin Cl. B                                        19,987
      100          Natexis SA                                             6,439
      200          Pechiney International NV Cl. A                        6,528
      200          Pernod Ricard                                         12,985
      200          Peugeot SA                                            30,943
      400          Pinault-Printemps-Redoute SA                          76,408
      100          Primagaz                                               9,479
      100          Promodes                                              72,688
    1,300          Rhone-Poulenc SA Cl. A                                66,872
      300          Saint-Gobain                                          42,336
      400          Sanofi SA                                             65,820
      500          Schneider SA                                          30,317
      100          Seb SA                                                 8,317
      100          Sefimeg                                                7,065


                                    MSF-57

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998

                                                                        VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
FRANCE: (CONTINUED)
      200          Seita                                            $    12,520
      100          Sidel SA                                               8,478
      100          Simco SA                                               9,068
      300          Societe Generale de France SA                         48,560
      100          Sodexho Alliance                                      22,357
      200          Sommer Allibert                                        5,405
      500          Suez Lyonnaise Des Eaux SA                           102,665
      100          Technip SA                                             9,408
      600          Thomson-C.S.F.                                        25,756
      800          Total SA Cl. B                                        80,987
      700          Usinor Sacilor                                         7,769
      300          Valeo SA                                              23,631
      500          Vivendi                                              129,673
                                                                    ------------
                   Total Investments in France                        2,335,410
--------------------------------------------------------------------------------
GERMANY: 10.0%
      200          Adidas-Salomon AG                                     21,721
      200          AGIV AG                                                5,160
      800          Allianz Holdings AG                                  293,292
      100          Amb Aach & Munic Bet                                  14,701
      100          Axa Colonia Konzern AG                                11,340
    2,100          BASF AG                                               80,139
    2,500          Bayer AG                                             104,329
    1,400          Bayerische Vereinsbank AG                            109,624
      300          Beiersdorf AG                                         20,701
      200          Bilfinger & Berger Bau-AG                              5,100
      500          Continental AG                                        13,801
    3,300          DaimlerChrysler AG                                   325,723
      300          Degussa AG                                            16,480
    1,800          Deutsche Bank AG                                     105,898
    7,400          Deutsche Telekom AG                                  243,322
      100          Douglas Holdings AG                                    6,060
    1,700          Dresdner Bank AG                                      71,403
      800          FAG Kugelfischer Georg Schaefer AG                     6,792
      200          Heidelberger Zement AG                                15,601
      100          Herlitz AG                                             3,300
      300          Hochtief AG                                           11,701
    1,300          Lufthansa AG                                          28,705
    1,300          Mannesmann AG                                        148,986
      600          Merck KGaA                                            27,001
      900          Metro AG                                              71,823
      300          Muenchener Rueckversicherungs AG                     145,266
      100          Preussag AG                                           45,182
      300          Rheinmetall AG                                         7,758
    1,600          RWE AG                                                87,604
      200          SAP AG                                                86,403
      200          Schering AG                                           25,111
      100          SGL Carbon AG                                          6,000
    1,900          Siemens AG                                           122,555
      100         *STRABAG AG                                             6,180
      100          Thyssen AG                                            18,547
    1,700          VEBA AG                                              101,698
      100          Viag AG                                               58,622
    1,000          Volkswagen AG                                         79,803
                                                                    ------------
                   Total Investments in Germany                       2,553,432
--------------------------------------------------------------------------------
HONG KONG: 2.0%
    4,000          Bank of East Asia Ltd.                                 6,970
   10,000          Cathay Pacific Airways                                 9,939
    8,000          Cheung Kong Infrastructure Holdings Ltd.              57,566
    8,000          CLP Holdings Ltd.                                     39,857
    4,000          Hang Lung Development Co., Ltd.                        4,285
    6,000          Hang Seng Bank Ltd.                                   53,630
   14,000          Hong Kong & China Gas Co., Ltd.                       17,799
   39,600          Hong Kong Telecommunications Ltd.                     69,258
    5,000          Hongkong and Shanghai Hotels Ltd.                      3,549
    6,200          Hopewell Holdings Ltd.                                 3,381
   13,000          Hutchison Whampoa Ltd.                                91,867
    3,000          Hysan Development Co., Ltd.                            4,472
    3,000          Johnson Electric Holdings Ltd.                         7,706
    4,000          Miramar Hotel & Investment Ltd.                        4,105
    6,000          New World Development Co., Ltd.                       15,101



                                    MSF-58

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                        VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
HONG KONG: (CONTINUED)

   36,000          Regal Hotels International Holdings Ltd.         $     3,903
    5,000         *Shangri La Asia Ltd.                                   4,259
   22,000          Shun Tak Holdings Ltd.                                 4,146
   10,000          Sino Land Co., Ltd.                                    5,356
    8,000          South China Morning Post Ltd.                          4,105
    8,000          Sun Hung Kai Properties Ltd.                          58,341
    5,000          Swire Pacific Ltd. Cl. A                              22,394
    1,000          Television Broadcasts Ltd.                             2,581
    2,000          Varitronix International Ltd.                          3,743
    7,000          Wharf Holdings Ltd.                                   10,210
    1,000          Wing Lung Bank Ltd.                                    3,472
                                                                    ------------
                   Total Investments in Hong Kong                       511,995
--------------------------------------------------------------------------------
IRELAND: 0.5%

    2,800          Allied Irish Banks PLC                                50,095
    1,200          CRH PLC                                               20,702
      500          DCC PLC                                                4,313
    2,100          Fyffes PLC                                             4,779
    1,000          Greencore Group PLC                                    4,610
    1,000          Independent Newspapers PLC                             4,016
      900          Irish Life PLC                                         8,459
      300          Irish Permanent PLC                                    4,506
    3,200          Jefferson Smurfit Group PLC                            5,759
      500          Kerry Group PLC                                        6,804
      600         *Ryanair Holdings PLC Cl. A                             4,283
    4,300          Waterford Wedgewood PLC                                3,645
                                                                    ------------
                   Total Investments in Ireland                         121,971
--------------------------------------------------------------------------------
ITALY: 5.1%

      400          Arnoldo Mondadori Editore SPA                          5,286
    3,700          Assicuraziono Generali SPA                           154,404
    5,900          Banca Commerciale Italiana SPA                        40,679
    5,800          Banca Intesa SPA                                      34,780
    2,100          Banca Intesa SPA (non-cvt.)                            6,401
      800          Banca Populare di Milano SPA                           7,258
    5,200          Benetton Group SPA                                    10,473
      800          Bulgari SPA                                            4,766
      800          Burgo (Cartiere) SPA                                   5,143
    3,700          Cementir SPA                                           4,252
    2,000          Edison SPA                                            23,545
   26,900          ENI SPA                                              175,705
      600          Falck SPA                                              4,881
   12,100          Fiat SPA                                              42,005
    2,300          Fiat SPA (non-cvt.)                                    4,590
    3,000          Fiat SPA (Pvt.)                                        5,779
    5,100         *Impregilo SPA                                          4,608
   13,500          Instituto Nazionale Delle Assicurazioni SPA           35,639
      500          Italcementi SPA                                        5,504
      900          Italcementi SPA (non-cvt.)                             4,572
    2,000          Italgas                                               10,820
    2,400          Magneti Marelli SPA                                    4,151
      400          Marzotto & Figli SPA                                   4,403
    3,700          Mediaset SPA                                          29,986
    1,900          Mediobanca SPA                                        26,372
    5,100          Montedison SPA                                         5,089
   16,800          Montedison SPA (non-cvt.)                             22,302
    9,000         *Olivetti SPA                                          31,298
    4,300          Parmalat Finanziaria SPA                               8,218
    6,400          Pirelli SPA                                           20,495
    1,400          RAS                                                   20,279
      500          RAS (non-cvt.)                                         5,005
      800          Rinascente LA SPA                                      4,287
      600          Rinascente SPA                                         6,167
      400          Sai(Soc Assic)                                         4,814
    4,700         *San Paolo-Imi SPA                                     83,002
      700          Sirti SPA                                              4,221
    3,100          SNIA BPD                                               4,875
    5,100          Telecom Italia Mobile SPA-RNC                         23,997
   22,400          Telecom Italia Mobile SPA                            165,279
    3,000          Telecom Italia SPA-RNC                                18,870
   12,400          Telecom Italia SPA                                   105,742

                                    MSF-59

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MORGAN STANLEY EAFE INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
 SHARES             ISSUE                                             (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
ITALY: (CONTINUED)

   15,800    Unicredito Italiano SPA                                $    93,599
   14,400   *Unione Immobiliare SPA                                       7,507
                                                                    -----------
             Total Investments in Italy                               1,291,048

--------------------------------------------------------------------------------
JAPAN: 20.6%

    1,000     77th Bank Ltd.                                              9,996
    2,000     Ajinomoto General Foods, Inc.                              21,230
    1,000     Alps Electric Co., Ltd.                                    18,355
    1,000     Amada Co., Ltd.                                             4,839
    1,000     Amano Corp.                                                 9,438
    8,000     Asahi Bank Ltd.                                            29,297
    2,000     Asahi Breweries Ltd.                                       29,456
    5,000     Asahi Chemical Industry Co., Ltd.                          23,839
    4,000     Asahi Glass Co., Ltd.                                      24,803
    2,000     Ashikaga Bank Ltd.                                          3,574
   16,000     Bank of Tokyo-Mitsubishi                                  165,590
    3,000     Bank of Yokohama Ltd.                                       7,192
    3,000     Bridgestone Corp.                                          68,067
    1,000     Brother Industries Ltd.                                     3,114
    3,000     Canon Inc.                                                 64,087
    1,000     Casio Computer Co.                                          7,377
    2,000     Chiba Bank Ltd.                                             7,943
    3,000     Chichibu Onoda Cement Corp.                                 7,510
    1,000     Chugai Pharmaceutical Co., Ltd.                             9,996
    1,000     Citizen Watch Co., Ltd.                                     6,015
    3,000     Cosmo Oil Co., Ltd.                                         4,538
    1,000     Credit Saison Co., Ltd.                                    24,635
    1,000     CSK Corp.                                                  22,999
    3,000     Dai-Nippon Printing Co., Ltd.                              47,820
    2,000     Daicel Chemical Industries Ltd.                             5,944
    3,000     Daido Steel Co.                                             3,954
    2,000     Daiei, Inc.                                                 5,431
    1,000     Daifuku Co.                                                 5,343
    1,000     Daiichi Pharmaceutical Co., Ltd.                           16,886
    1,000     Daikin Industries Ltd.                                      9,907
    2,000     Daimaru, Inc.                                               6,015
    2,000     Dainippon Ink & Chemicals, Inc.                             5,467
    2,000     Dainippon Screen Manufacturing Co., Ltd.                    4,989
    1,000     Daito Trust                                                 8,660
    2,000     Daiwa House Industry Co., Ltd.                             21,283
    1,000     Daiwa Kosho Lease Co., Ltd.                                 4,104
    4,000     Daiwa Securities Co., Ltd.                                 13,658
    3,000     Denki Kagaku Kogyo Kabushiki Kaisha                         4,883
    3,000     Denso Corp.                                                55,462
       13     East Japan Railway Co.                                     72,561
    1,000     Ebara Corp.                                                 8,607
    1,000     Eisai Co., Ltd.                                            19,460
    1,000     Ezaki Glico Co.                                             5,723
    1,000     Fanuc Ltd.                                                 34,233
   10,000     Fuji Bank Ltd.                                             36,798
    2,000     Fuji Photo Film Ltd.                                       74,303
    1,000     Fujikura                                                    5,360
    1,000     Fujita Kanko Inc.                                           8,872
    6,000     Fujitsu Ltd.                                               79,876
    2,000     Furukawa Electric Co., Ltd.                                 6,811
    2,000     Gunma Bank Ltd.                                            15,869
    2,000     Gunze Ltd.                                                  4,812
    3,000     Hankyu Corp.                                               13,162
    1,000     Hankyu Department Stores, Inc.                              6,555
    1,000     Higo Bank Ltd.                                              4,573
   11,000     Hitachi Ltd.                                               68,111
    3,000     Hitachi Zosen Corp.                                         4,140
    2,000     Hokuriku Bank                                               3,591
    3,000     Honda Motor Co., Ltd.                                      98,452
    1,000     Inax Corp.                                                  6,457
    9,000     Industrial Bank of Japan Ltd.                              41,477
    1,000     Isetan Co., Ltd.                                           10,721
    2,000    *Ishihara Sangyo Kaisho Ltd.                                 3,273
    1,000     Ito-Yokado Co., Ltd.                                       69,881
    4,000     Itochu Corp.                                                7,713
    1,000     Itoham Foods, Inc.                                          4,255

                                    MSF-60

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MORGAN STANLEY EAFE INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
 SHARES              ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
JAPAN: (CONTINUED)

    2,000    Iwatani International Corp.                            $     4,069
    1,000    Jaccs Co., Ltd.                                              4,511
    6,000   *Japan Airlines Co.                                          15,816
    4,000    Japan Energy Corp.                                           3,786
    4,000   *Japan Steel Works                                            4,954
    2,000    JGC Corp.                                                    4,688
    3,000    Joyo Bank                                                   11,729
    1,000    Jusco Co., Ltd.                                             20,212
    3,000    Kajima Corp.                                                 7,828
    1,000    Kamigumi Co., Ltd.                                           4,856
    1,000    Kandenko Co.                                                 6,758
    4,000   *Kanebo Ltd.                                                  3,963
    1,000    Kaneka Corp.                                                 7,492
    3,000    Kansai Electric Power Co., Inc.                             65,679
    2,000    Kansai Paint Co., Ltd.                                       5,803
    2,000    Kao Corp.                                                   45,113
    4,000    Kawasaki Heavy Industry                                      9,376
    3,000    Kawasaki Kisen Kaisha Ltd.                                   4,034
   11,000    Kawasaki Steel Corp.                                        16,444
    1,000    Keihin Electric Express Railway                              3,140
    1,000    Kikkoman Corp.                                               6,351
    1,000    Kinden Corp.                                                15,197
    5,000    Kinki Nippon Railway Co., Ltd.                              26,758
    4,000    Kirin Brewery Co., Ltd.                                     50,951
    1,000    Kissei Pharmaceutical Co., Ltd.                             17,647
    3,000    Komatsu Ltd.                                                15,736
    1,000    Konami Co., Ltd.                                            28,925
    1,000    Konica Corp.                                                 4,556
    1,000    Koyo Seiko Co., Ltd.                                         5,537
    4,000    Kubota Ltd.                                                 11,924
    6,000    Kumagai-Gumi Co., Ltd.                                       4,617
    1,000    Kuraray Co., Ltd.                                           11,031
    2,000    Kureha Chemical Industry Co., Ltd.                           5,219
    1,000    Kyocera Corp.                                               52,809
    1,000    Kyowa Hakko Kogyo Co., Ltd.                                  4,936
    1,000    Kyudenko Corp.                                               6,758
    1,000    Lion Corp.                                                   4,166
    1,000    Maeda Road Construction Co., Ltd.                            6,714
    1,000    Makino Milling Machine Co., Ltd.                             5,723
    1,000    Makita Corp.                                                11,137
    4,000    Marubeni Corp.                                               6,864
    1,000    Marui Co., Ltd.                                             19,239
    7,000    Matsushita Electric Industrial Co., Ltd.                   123,777
    1,000    Meiji Milk Products Co., Ltd.                                3,008
    1,000    Meiji Seika Kaisha                                           3,981
    1,000    Minebea Co., Ltd.                                           11,446
    6,000    Mitsubishi Chemical Corp.                                   12,632
    5,000    Mitsubishi Corp.                                            28,748
    7,000    Mitsubishi Electric Corp.                                   21,981
    4,000    Mitsubishi Estate Co., Ltd.                                 35,843
    1,000    Mitsubishi Gas Chemical Co., Inc.                            2,769
   11,000    Mitsubishi Heavy Industries Ltd.                            42,813
    1,000    Mitsubishi Logistics Corp.                                  11,676
    3,000    Mitsubishi Materials Corp.                                   5,042
    2,000    Mitsubishi Oil Co., Ltd.                                     3,521
    2,000    Mitsubishi Paper Mills Ltd.                                  4,087
    2,000    Mitsubishi Rayon Co., Ltd.                                   5,467
    4,000    Mitsubishi Trust & Banking Corp.                            25,723
    5,000    Mitsui & Co., Ltd.                                          27,908
    5,000   *Mitsui Engineering & Shipbuilding                            4,954
    3,000    Mitsui Fudosan Co., Ltd.                                    22,689
    3,000    Mitsui Marine & Fire Insurance Co., Ltd.                    15,789
    2,000    Mitsui Mining Co., Ltd.                                      9,854
    3,000    Mitsui O.S.K. Lines, Ltd.                                    4,830
    3,000    Mitsui Trust & Banking Corp.                                 3,423
    1,000    Mitsui-Soko Co., Ltd.                                        3,388
    1,000    Mitsukoshi Ltd.                                              2,654
    1,000    Mori Seiki Co., Ltd.                                        11,322
    1,000    Murata Manufacturing Co., Ltd.                              41,486
    1,000    Mycal Corp.                                                  5,962

                                    MSF-61

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                       VALUE
 SHARES                    ISSUE                                     (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
JAPAN: (CONTINUED)
    1,000          Nagase & Co., Ltd.                               $     3,423
    3,000          Nagoya Railroad Co., Ltd.                             10,880
    1,000          Namco Ltd.                                            20,080
    2,000          Nankai Electric Railway Co., Ltd.                     10,066
    5,000          NEC Corp.                                             45,997
    1,000          NGK Insulators Ltd.                                   12,888
    1,000          NGK Spark Plug Co., Ltd.                              10,181
    2,000          Nichido Fire & Marine Insurance Co., Ltd.              9,819
    2,000          Nichirei Corp.                                         4,759
    1,000          Nikon Corp.                                            9,730
    4,000          Nippon Express Co., Ltd.                              22,503
    2,000          Nippon Fire & Marine Insurance                         7,360
    4,000          Nippon Light Metal Co.                                 4,175
    1,000          Nippon Meat Packers, Inc.                             16,099
    4,000          Nippon Oil Co., Ltd.                                  13,941
    3,000          Nippon Paper Industries Co., Ltd.                     13,640
    1,000          Nippon Sharyo Ltd.                                     3,238
    2,000          Nippon Sheet Glass Co., Ltd.                           5,626
    2,000          Nippon Shinpan Co.                                     3,927
    1,000          Nippon Shokubai Co., Ltd.                              5,378
   22,000          Nippon Steel Corp.                                    39,894
       43          Nippon Telephone & Telegraph Corp.                   331,676
    4,000          Nippon Yusen Kabushiki Kaisha                         12,632
    1,000          Nishimatsu Construction Co., Ltd.                      5,838
    8,000          Nissan Motor Co., Ltd.                                24,485
    1,000          Nisshinbo Industries, Inc.                             3,485
    1,000          Nitto Denko Corp.                                     16,630
   10,000          NKK Corp.                                              6,811
    7,000          Nomura Securities Co., Ltd.                           60,991
    1,000          Noritake Co., Ltd.                                     5,166
    2,000          NSK Ltd.                                               7,466
    1,000          NTN Corp.                                              3,220
    2,000          Obayashi Corp.                                         9,589
    2,000          Odakyu Electric Railway Co., Ltd.                      6,988
    3,000          Oji Paper Co., Ltd.                                   15,577
    1,000          Okuma Corp.                                            5,201
    1,000          Okumura Corp.                                          4,432
    1,000          Olympus Optical Co., Ltd.                             11,491
    1,000          Omron Corp.                                           13,693
    1,000          Onward Kashiyama Co., Ltd.                            13,428
    2,000          Orient Corp.                                           4,458
    8,000          Osaka Gas Co., Ltd.                                   27,528
    2,000          Penta-Ocean Construction                               3,998
    1,000          Pioneer Electronic Corp.                              16,763
    1,000          Q.P. Corp.                                             8,218
   12,000          Sakura Bank Ltd.                                      27,492
    1,000          Sanden Corp.                                           7,563
    2,000          Sankyo Co., Ltd.                                      43,697
    1,000          Sanrio Co., Ltd.                                      12,906
    1,000          Sanwa Shutter Corp.                                    4,370
    6,000          Sanyo Electric Co., Ltd.                              18,576
    1,000          Sapporo Breweries Ltd.                                 4,334
    1,000          Seino Transportation Co., Ltd.                         5,714
    1,000          Seiyu Ltd.                                             2,937
    2,000          Sekisui Chemical Co., Ltd.                            13,445
    2,000          Sekisui House Ltd.                                    21,141
    4,000          Sharp Corp.                                           36,055
    2,000          Shimizu Corp.                                          6,705
    1,000          Shin-Etsu Chemical Co., Ltd.                          24,060
    1,000          Shionogi & Co., Ltd.                                   7,315
    1,000          Shiseido Co., Ltd.                                    12,844
    3,000          Shizuoka Bank                                         37,019
    5,000          Showa Denko K.K.                                       4,379
    1,000          Skylark Co., Ltd.                                     14,870
    1,000          Snow Brand Milk Products Co., Ltd.                     4,564
    1,000          Sony Corp.                                            72,800
   11,000          Sumitomo Bank Ltd.                                   112,870
    5,000          Sumitomo Chemical Co., Ltd.                           19,460
    4,000          Sumitomo Corp.                                        19,460
    2,000          Sumitomo Electric Industries                          22,486




                                    MSF-62

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998
                                                                        VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
JAPAN: (CONTINUED)
    1,000          Sumitomo Forestry Co., Ltd.                      $     7,165
    2,000          Sumitomo Heavy Industry, Ltd.                          4,175
    2,000          Sumitomo Marine & Fire Insurance Co.                  12,667
   10,000          Sumitomo Metal Industries Ltd.                        11,411
    2,000          Sumitomo Metal Mining Co., Ltd.                        6,493
    2,000          Sumitomo Osaka Cement Co., Ltd                         3,733
    3,000          Taisei Corp.                                           5,759
    1,000          Taisho Pharmaceutical Co., Ltd.                       27,510
    1,000          Taiyo Yuden Co., Ltd.                                 11,835
    1,000          Takara Shuzo Co., Ltd.                                 5,953
    1,000          Takara Standard Co., Ltd.                              8,403
    1,000          Takashimaya Co.                                        8,412
    3,000          Takeda Chemical Industries Ltd.                      115,436
    1,000          Takuma Co., Ltd.                                       6,395
    3,000          Teijin Ltd.                                           11,039
    1,000          Teikoku Oil Co., Ltd.                                  2,963
    3,000          Tobu Railway Co., Ltd.                                 8,757
    1,000          Toei Co., Ltd.                                         2,954
    2,000          Tohoku Electric Power Co., Inc.                       35,383
    7,000          Tokai Bank Ltd.                                       33,065
    5,000          Tokio Marine & Fire Insurance Co., Ltd.               59,708
    1,000          Tokyo Broadcasting System                             11,172
    1,000          Tokyo Dome Corp.                                       5,325
    5,000          Tokyo Electric Power                                 123,397
    1,000          Tokyo Electron Ltd.                                   37,948
    9,000          Tokyo Gas Co., Ltd.                                   23,644
    1,000          Tokyo Steel Manufacturing                              5,007
    1,000          Tokyo Style Co.                                       10,119
    3,000          Tokyu Corp.                                            7,881
    2,000          Toppan Printing Co., Ltd.                             24,414
    5,000          Toray Industries, Inc.                                26,095
    3,000         *Tosoh Corp.                                            4,299
    1,000          Tostem Corp.                                          19,814
    1,000          Toto Ltd.                                              8,023
    1,000         *Toyo Exterior Co., Ltd.                                9,730
    1,000          Toyo Seikan Kaisha                                    16,966
    3,000          Toyobo Co., Ltd.                                       3,874
    1,000          Toyoda Automatic Loom                                 17,682
   13,000          Toyota Motor Corp.                                   353,030
    3,000          Ube Industries Ltd.                                    4,538
    1,000          Uny Co., Ltd.                                         18,266
    1,000          Wacoal Corp.                                          12,853
    1,000          Yamaguchi Bank Ltd.                                    9,429
    1,000          Yamaha Corp.                                          10,349
    1,000          Yamanouchi Pharmaceuticals Ltd.                       32,198
    1,000          Yamato Transport Co., Ltd.                            13,976
    1,000          Yamazaki Baking Co., Ltd                              13,030
    4,000          Yasuda Trust & Banking                                 3,078
    1,000          Yokogawa Electric                                      4,954
                                                                   -------------
                   Total Investments in Japan                         5,249,898
--------------------------------------------------------------------------------
NETHERLANDS: 5.4%
    4,900          ABN-AMRO Holdings NV                                 103,023
    1,000          Akzo Nobel NV                                         45,510
      100          ASR Verzekeringsgroep NV                               9,049
      200          Buhrmann NV                                            3,577
    2,200          Elsevier NV                                           30,798
      300          Getronics NV                                          14,851
    1,100          Heineken NV                                           66,163
      300          Hollandsche Beton Groep NV                             3,705
      100          IHC Caland NV                                          4,152
    3,200          ING Groep NV                                         195,028
      200          KLM Royal Dutch                                        6,047
    2,100          Koninklijke Ahold NV                                  77,575
      100          Koninklijke Hoogovens CVA NV                           2,768
    1,600         *Koninklijke KPN NV                                    80,055
      300          Koninklijke Nedlloyd Groep NV                          4,072
      300          Oce NV                                                10,779
    1,200          Philips Electronics NV                                80,481
    7,200          Royal Dutch Petroleum Co.                            358,333
      200          Stork NV                                               4,567


                                    MSF-63

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998

                                                                        VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
NETHERLANDS: (CONTINUED)
    1,600          TNT Post Groep NV                                $    51,525
    2,200          Unilever NV                                          187,949
      200          Wolters Kluwer NV                                     42,774
                                                                    ------------
                   Total Investments in Netherlands                   1,382,781
--------------------------------------------------------------------------------
NEW ZEALAND: 0.2%
   14,700          Brierley Investment Ltd.                               3,326
    5,000          Carter Holt Harvey Ltd.                                4,473
    2,700          Fletcher Challenge Ltd. (bldg. shares)                 4,163
    1,700          Fletcher Challenge Ltd. (energy shares)                3,220
    6,700          Fletcher Challenge Ltd. (paper shares)                 4,477
    1,600          Lion Nathan Ltd.                                       4,067
    5,800          Telecom Corp. of New Zealand                          25,179
                                                                    ------------
                   Total Investments in New Zealand                      48,905
--------------------------------------------------------------------------------
NORWAY: 0.4%
      300          Aker Rgi ASA Cl. A                                     3,158
      300          Bergesen D.Y. ASA Cl. A                                3,593
    1,600          Christiania Bank og Kreditkasse                        5,559
    1,900          Den Norske Bank ASA                                    6,576
      400          Elkem ASA                                              4,790
      200          Kvaerner Industries Cl. A                              3,948
      400          Merkantildata ASA                                      3,948
    1,800         *NCL Holdings ASA                                       4,264
      700          Norsk Hydro ASA                                       23,676
      100          Norske Skogsindustrier ASA Cl. A                       2,922
      500          Orkla ASA Cl. A                                        7,469
      300          Orkla ASA Cl. B                                        3,928
      300         *Petroleum Geo-Services                                 3,830
      400          Schibsted ASA                                          5,054
      800         *Storebrand  ASA Cl. A                                  6,054
      100          Tomra Systems ASA                                      3,290
                                                                    ------------
                   Total Investments in Norway                           92,059
--------------------------------------------------------------------------------
PORTUGAL: 0.6%
      600          Banco Comercial Portugues SA                          18,455
      400          Banco Espirito Santo & Comercial SA                   12,420
      200          BPI-SGPA SA                                            6,790
      200         *Brisa Auto-Estradas de Portugal SA                    11,778
      200          Cimpor-Cimento de Portugal SA                          6,387
      300          Corticeira Amorim SGPS SA                              4,307
    1,900         *Electricidade de Portugal SA                          41,851
      200          Jeronimo Martins SGPS SA                              10,946
      600          Portucel Industrial Celulose SA                        3,938
      600          Portugal Telecom SA                                   27,522
      100          Seguros Tranquilid                                     3,193
      100          Sonae Investimentos SA                                 4,864
      200          Unicer - Uniao Cervejaria SA                           4,775
                                                                    ------------
                   Total Investments in Portugal                        157,226
--------------------------------------------------------------------------------
SINGAPORE: 0.8%
    3,000          City Development Ltd.                                 12,992
    1,000          Cycle & Carriage Ltd.                                  3,422
    3,000          DBS Land Ltd.                                          4,416
    3,000          Development Bank of Singapore Ltd. (foreign
                   shares)                                               27,075
    1,000          Fraser and Neave Ltd.                                  2,919
    2,000          Keppel Corp.                                           5,354
    3,000          Natsteel Ltd.                                          3,289
   12,000         *Neptune Orient Lines Ltd.                              3,852
    4,000          Overseas Chinese Banking Corp., Ltd. (foreign
                   shares)                                               27,135
    2,000          Parkway Holdings                                       3,561
    5,000         *Sembcorp Industrie                                     5,694
    4,000          Singapore Airlines Ltd. (foreign shares)              29,316
    1,000          Singapore Press Holdings Ltd.                         10,903
    8,000         *Singapore Technologies Engineering                     7,462
   20,000          Singapore Telecommunications Ltd.                     30,527
    8,000          United Industrial Corp., Ltd.                          3,198
    3,000          United Overseas Bank Ltd. (foreign shares)            19,261
    6,000          United Overseas Land Ltd.                              4,070
    1,000          Venture Manufacturing Ltd.                             3,816
                                                                    ------------
                   Total Investments in Singapore                       208,262
--------------------------------------------------------------------------------


                                    MSF-64

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998

                                                                       VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
SPAIN: 3.3%
      200          Acerinox SA                                      $     4,651
      100         *ACS Actividades SA                                     3,940
      200          Aguas De Barcelona SA                                 13,369
      400         *Aguila SA                                              3,856
    1,600         *Argentaria Corp. Bancaria de Espana                   41,373
      400         *Asturiana De Zinc                                      3,476
      800          Autopistas Concesionares Espanola SA                  13,285
      200          Azucarera Ebro SA                                      4,405
    3,600          Banco Central Hispanoamericano SA                     42,682
    6,900          Banco de Bilbao Vizcaya SA                           108,025
    3,900          Banco de Santander SA                                 77,385
      200          Corporacion Mapfre, CIA Internacional de
                   Reaseguros SA                                          5,418
      100          Cortefiel SA                                           2,632
      200          Dragados y Construcciones SA                           7,360
      300          Empresa Nacional Celulosas SA                          5,024
    3,200          Endesa SA                                             84,661
      200         *Fomento de Construcciones y Contratas SA              14,847
      500          Gas Natural SDG SA                                    54,355
    3,000          Iberdrola SA                                          56,044
      300         *Inmobilaria Ubris SA                                   4,655
      100          Metrovacesa SA                                         2,997
      100          Portland Valderrivas SA                                4,081
      300          Prosegur, Compania De Seguridad SA                     3,494
    5,000         *Puleva SA                                              3,342
    1,000          Repsol SA                                             53,265
      100          Sol Melia SA                                           3,483
      600          Tabacalera Contreras Cigar Co. Cl. A                  15,114
      600         *Tele Pizza SA                                          5,699
    3,400          Telefonica de Espagna SA                             150,957
    3,400          Telefonica de Espagna SA (rts.)                        3,014
      900          Union Electric Fenosa SA                              15,547
      400          Uralita SA                                             4,447
      400          Vallehermoso SA                                        5,713
      100          Viscofan Envoltura SA                                  3,230
      200          Zardoya-Otis SA                                        6,234
                                                                    ------------
                   Total Investments in  Spain                          832,060
--------------------------------------------------------------------------------
SWEDEN: 2.5%
    2,500          ABB AB Cl. A                                          26,616
      800          ABB AB CL. B                                           8,468
      400          AGA AB Cl. A                                           5,292
      300          AGA AB Cl. B                                           3,932
    4,400          Astra AB Cl. A                                        89,627
    1,000          Astra AB Cl. B                                        20,308
      400          Atlas Copco AB Cl. A                                   8,763
      600          Diligentia AB                                          4,209
      500         *Drott AB Cl. B                                         4,585
    1,100          Electrolux AB Cl. B                                   18,887
    6,000          Ericsson (L.M.) Telephone Cl. B                      142,527
      300          Esselte AB Cl. A                                       4,800
      300          Esselte AB Cl. B                                       4,911
    1,100          Foreningssparbanken AB Cl. A                          28,432
      300          Granges AB                                             4,320
      700          Hennes & Mauritz Cl. B                                57,035
      300         *Netcom AB Cl. B                                       12,185
      200          OM Gruppen AB                                          2,511
      300          S.K.F AB Cl. A                                         3,397
      300          S.K.F. AB Cl. B                                        3,489
      500          Sandvik AB Cl. A                                       8,677
      200          Sandvik AB Cl. B                                       3,446
    1,100          Securitas AB Cl. B                                    17,059
    1,900          Skand Enskilda BKN Cl. A                              19,994
    1,700          Skandia Foersaekrings AB                              25,945
      300          Skanska AB Cl. B                                       8,308
      400          SSAB Svenskt Stal AB Cl. A                             3,816
      400          SSAB Svenskt Stal AB Cl. B                             3,816
      600          Svenska Cellulosa AB Cl. B                            13,071
      700          Svenska Handelsbanken AB Cl. A                        29,465
      100          Svenska Handelsbanken AB Cl. B                         3,828
    1,200          Swedish Match AB                                       4,357




                                    MSF-65

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998

                                                                       VALUE
 SHARES                    ISSUE                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
SWEDEN: (CONTINUED)
      400          Trelleborg AB Cl. B                              $     3,249
      400          Volvo AB Cl. A                                         8,936
    1,000          Volvo AB Cl. B                                        22,893
      200         *Wm-data AB Cl. B                                       8,517
                                                                    ------------
                   Total Investments in Sweden                          639,671
--------------------------------------------------------------------------------
SWITZERLAND: 7.9%
       26          ABB AG                                                30,472
      100          Adecco SA                                             45,643
       19          Alusuisse Lonza Group Ltd.                            22,130
      900          Credit Suisse Group                                  140,861
       17          Holderbank Financiere Glarus AG                       20,122
        3          Jelmoli Holdings Ltd. AG                               3,363
        1          Kuoni Reisen Holdings AG Cl. B                         3,967
      132          Nestle SA                                            287,312
      209          Novartis AG (registered shares.)                     410,788
       22          Novartis AG (bearer shares.)                          43,241
        5          Roche Holdings AG (bearer shares.)                    90,540
       24          Roche Holdings AG (genusshein)                       292,815
        3          Schindler Holdings AG (registered shares.)             5,110
        3          Schindler Holdings AG (part. certificate)              4,805
        4          SGS Societe Generale de Surveillance Holdings SA       3,916
      100          Swatch Group                                          14,978
       48          Swiss Reinsurance AG                                 125,128
      200         *Swisscom AG                                           83,716
      700          UBS AG                                               215,040
      100          Valora Holdings AG                                    27,044
      200         *Zurich Allied AG                                     148,067
                                                                    ------------
                   Total Investments in Switzerland                   2,019,058
--------------------------------------------------------------------------------
UNITED KINGDOM: 20.7%
    4,800          Abbey National PLC                                   102,156
    5,200         *Allied Zurich PLC                                     78,143
    1,500          AMEC PLC                                               4,423
      900          Anglian Water, Inc.                                   12,497
    2,400          Arjo Wiggins Appleton PLC                              4,506
    2,800          Associated British Foods PLC                          26,376
    5,000         *B.A.T. Industries PLC                                 44,027
    3,600          BAA PLC                                               42,286
    5,100          Barclays PLC                                         110,575
    1,000          Barratt Developments PLC                               3,838
    2,600          Bass PLC                                              37,624
    1,200          BBA Group PLC                                          7,436
      500          Berkeley Group PLC                                     3,668
   13,200          BG PLC                                                84,871
    3,600          BICC PLC                                               4,187
    2,200          Blue Circle Industries PLC                            11,514
    1,600          BOC Group PLC                                         22,941
    3,100          Boots Co. PLC                                         52,997
      600          Bowthorpe PLC                                          3,459
    1,500          BPB PLC                                                5,483
    5,800          British Aerospace PLC                                 49,433
    3,500          British Airways PLC                                   24,074
    1,500          British Land Co.                                      11,115
   19,800          British Petroleum Co. PLC                            294,747
    5,500          British Sky Broadcasting Group PLC                    41,668
    5,700          British Steel PLC                                      8,641
   21,600          British Telecommunications PLC                       326,925
   10,900          BTR PLC                                               22,365
    1,300          Bunzl PLC                                              5,076
      600          Burmah Castrol PLC                                     8,573
    8,100          Cable & Wireless PLC                                  99,046
    3,400          Cadbury Schweppes PLC                                 58,182
    4,900          Caradon PLC                                            8,385
    2,000          Carlton Communications PLC                            18,408
   13,900         *Centrica PLC                                          28,520
    8,800          Coats Viyella PLC                                      3,947
      300          Cobham PLC                                             3,474
    4,400          Commercial Union PLC                                  69,374
    2,200          Compass Group PLC                                     25,110
    1,400          Courtaulds Textiles PLC                                3,768


                                    MSF-66

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998
                                                                       VALUE
 SHARES                    ISSUE
                                                                      (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM: (CONTINUED)
    1,400          De LA Rue PLC                                    $     4,722
    1,700          Delta PLC                                              3,135
   12,100          Diageo PLC                                           134,188
    1,200          Electrocomponents PLC                                  7,915
    2,300          Elementis PLC                                          3,133
    2,300          EMI Group PLC                                         15,400
    1,500          English China Clays PLC                                4,062
    1,900          FKI PLC                                                4,230
    8,900          General Electric Co. PLC                              80,586
    2,300          GKN PLC                                               30,570
   12,000          Glaxo Wellcome PLC                                   413,092
    3,000          Granada Group PLC                                     52,583
    1,200          Great Portland Estates PLC                             3,928
    3,300          Great University Stores PLC                           34,815
    3,000          Guardian Royal Exchange PLC                           16,797
    8,500          Halifax PLC                                          120,213
      800          Hammerson PLC                                          4,546
    1,900          Hanson PLC                                            15,120
    1,400          Hepworth PLC                                           3,675
    6,100          HSBC Holdings PLC                                    154,552
    2,900          HSBC Holdings PLC                                     79,884
      400          Hyder PLC                                              5,051
    1,000          IMI PLC                                                3,921
    2,400          Imperial Chemical Industries PLC                      20,794
    6,400          J. Sainsbury PLC                                      51,783
      400          Jarvis PLC                                             4,439
      700          Johnson Matthey Public Ltd. Co.                        4,722
    4,400          Kingfisher PLC                                        47,662
    3,400          Ladbroke Group PLC                                    13,670
    1,800          Laird Group PLC                                        4,875
    1,800          Land Securities PLC                                   23,027
    2,800          Lasmo PLC                                              4,652
    4,300          Legal & General Group PLC                             56,081
   18,200          Lloyds TSB Group PLC                                 259,136
      600          Lex Service PLC                                        3,838
      700          Lonrho PLC                                             3,815
    4,100          Lucas Varity PLC                                      13,692
    9,400          Marks & Spencer PLC                                   64,655
    2,200          Marley PLC                                             4,459
    1,000          MEPC PLC                                               6,646
      800          Meyer International PLC                                4,559
    1,700          Misys PLC                                             12,484
    4,800          National Grid Co. PLC                                 38,279
    3,900          National Power PLC                                    33,628
    1,100          Next PLC                                               9,010
      450          Ocean Group PLC                                        5,652
    2,200          P & O PLC                                             26,024
    2,000          Pearson PLC                                           39,769
    3,200          Pilkington PLC                                         3,190
      800          Provident Financial PLC                               11,736
    6,400          Prudential Corp. PLC                                  97,629
      800          Racal Electronics                                      4,625
    1,700          Railtrack Group PLC                                   44,343
    2,200          Rank Group PLC                                         8,409
    3,600          Reed International PLC                                28,589
    9,400          Rentokil Group PLC                                    71,058
    4,900          Reuters Group PLC                                     51,695
    1,200          Rexam PLC                                              3,329
    3,500          Rio Tinto-Zinc PLC                                    40,704
      800          RMC Group PLC                                         10,939
    4,900          Rolls Royce PLC                                       20,352
    5,100          Royal & Sun Alliance PLC                              41,518
    2,800          Royal Bank Scotland Group PLC                         45,775
    2,700          Rugby Group PLC                                        4,172
    3,700          Safeway PLC                                           18,565
      900          Schroders PLC                                         16,433
    2,000          Scottish & Newcastle Breweries                        23,260
    3,900          Scottish Power PLC                                    40,173
    1,000          Sears PLC                                              4,286
    6,700          Siebe PLC                                             26,326


                                    MSF-67

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
December 31, 1998
                                                                       VALUE
 SHARES                    ISSUE                                     (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM: (CONTINUED)
    1,100          Slough Estates PLC                               $     4,971
   18,700          SmithKline Beecham PLC                               259,168
      900          Smiths Industries PLC                                 12,904
    1,400         *Southern Electric PLC                                 15,863
    1,200          St. James Place Capital                                5,762
    4,300          Stagecoach Holdings PLC                               17,217
    2,700          Tarmac PLC                                             5,046
    1,300          Tate & Lyle PLC                                        6,998
    1,400          Taylor Woodrow PLC                                     3,466
   21,700          Tesco PLC                                             63,092
    1,200          Thames Water PLC                                      23,127
    1,500          TI Group PLC                                           8,068
    1,000          Transport Development Group PLC                        3,946
      700          Unigate PLC                                            5,042
   11,000          Unilever PLC                                         123,725
    1,400          United Biscuits Holdings PLC                           5,501
    1,800          United Utilities PLC                                  24,971
    1,300          Vickers Group PLC                                      3,866
   10,400          Vodafone Group PLC                                   168,985
    2,100          Williams PLC                                          12,002
    1,900          Wilson (Connolly) Holdings PLC                         3,441
    2,000          Wimpey (George) PLC                                    3,630
    1,700          Wolseley PLC                                          10,676
    3,200          Zeneca Group PLC                                     139,398
                                                                   -------------
                   Total Investments in United Kingdom                5,275,278
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost : $22,609,566) .........................    24,434,483
                                                                   -------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 0.5%
--------------------------------------------------------------------------------
AUSTRALIA: 0.1%
    6,000    *News Corp., Ltd.                                           36,510
                                                                   -------------
              Total Investments in Australia                             36,510
--------------------------------------------------------------------------------
FRANCE: 0.0%
      100          Casino Guichard Perrachon                              6,421
                                                                   -------------
                   Total Investments in France                            6,421
--------------------------------------------------------------------------------
GERMANY: 0.4%
      100          Herlitz AG                                             2,761
      100         *Metro AG                                               4,818
      400          Rheinmetall AG                                         7,512
      300          RWE AG (non-vtg.)                                     10,944
      100          SAP AG-Vorzug                                         47,714
      300          Volkswagen AG                                         14,941
                                                                   -------------
                   Total Investments in Germany                          88,690
--------------------------------------------------------------------------------
                   TOTAL PREFERRED STOCK
                   (Cost: $134,810) .............................       131,621
                                                                   -------------

  FACE                                      INTEREST    MATURITY       VALUE
 AMOUNT                    ISSUE              RATE        DATE       (NOTE 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.5%
--------------------------------------------------------------------------------
1,400,000          Federal Home Loan Bank      4.500%      1/4/99     1,399,475
                                                                   -------------
                   TOTAL SHORT TERM OBLIGATIONS
                   (Cost: $1,399,475) ...........................     1,399,475
                                                                   -------------
--------------------------------------------------------------------------------
                   TOTAL INVESTMENTS : 102.0%
                   (Cost $24,143,851)                                25,965,578
                                                                   -------------
                   OTHER ASSETS LESS LIABILITIES  (2.0)% ........      (512,128)
                                                                   -------------
                   TOTAL NET ASSETS : 100.0% ....................   $25,453,451
                                                                   =============
--------------------------------------------------------------------------------



LEGEND:
------
* Non-income producing security.

                       See Notes to Financial Statements.


                                    MSF-68

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX PORTFOLIO
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


Aerospace............................................................   0.3%

Automotive...........................................................   4.7

Banking..............................................................  13.5

Broadcasting.........................................................   1.0

Building & Construction..............................................   0.9

Business Services....................................................   1.3

Chemicals............................................................   2.5

Computer Equipment & Service.........................................   0.5

Construction & Mining Equipment......................................   0.1

Construction Materials...............................................   2.1

Consumer Products....................................................   1.2

Containers & Glass...................................................   0.2

Cosmetics............................................................   0.1

Drugs & Health Care..................................................   8.9

Electrical Equipment.................................................   2.1

Electronics..........................................................   1.9

Entertainment & Leisure..............................................   0.7

Financial Services...................................................   2.3

Food & Beverages.....................................................   5.0

Forest Products & Paper..............................................   0.5

General Business.....................................................   0.1

Homebuilders.........................................................   0.2

Hotel & Motel........................................................   0.2

Household Appliances & Home Furnishings..............................   0.7

Industrial Components & Material.....................................   0.4

Insurance............................................................   7.6

Liquor...............................................................   0.9

Machinery............................................................   1.3

Metals-Aluminum......................................................   0.1

Metals-Non-Ferrous...................................................   0.2

Metals-Steel & Iron..................................................   1.0

Mining...............................................................   0.1

Miscellaneous........................................................   0.1

Multi-Industry.......................................................   3.5

Office & Business Equipment..........................................   0.5

Oil & Gas Exploration................................................   0.7

Oil-International....................................................   4.1

Personal Care........................................................   0.7

Photography..........................................................   0.3

Plastics.............................................................   0.1

Printing & Publishing................................................   0.9

Real Estate..........................................................   1.5

Restaurant...........................................................   0.1

Retail Grocery.......................................................   0.4

Retail Trade.........................................................   3.4

Software.............................................................   0.7

Telecommunications Equipment & Services..............................   5.3

Textiles & Apparel...................................................   0.4

Tires & Rubber.......................................................   0.5

Tobacco..............................................................   0.3

Transportation-Airlines..............................................   0.5

Transportation-Miscellaneous.........................................   0.3

Transportation-Railroad..............................................   1.0

Transportation-Shipping..............................................   0.5

Utilities-Electric...................................................   3.5

Utilities-Gas Distribution & Pipelines...............................   1.3

Utilities-Miscellaneous..............................................   0.6

Utilities-Telephone..................................................   6.2
                                                                      -----
                                                                      100.0%
                                                                      =====

Excludes short-term securities.

See Notes to Financial Statements.

                                     MSF-69

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 98.2%
--------------------------------------------------------------------------------
AEROSPACE: 0.8%

  1,000                AAR Corp.                                    $    23,875
  1,200                Ametek Aerospace Products, Inc.                   26,775
    300               *Aviation Sales Co.                                12,188
  1,500               *Banner Aerospace, Inc.                            14,156
  1,000               *BE Aerospace                                      20,969
    300                Curtiss-Wright Corp.                              11,438
    800               *Ducommun, Inc.                                    11,050
    800               *Fairchild Corp. Cl. A                             12,600
  1,800                Gencorp, Inc.                                     44,887
    500                Heico Corp.                                       15,781
    800                Kaman Corp. Cl. A                                 12,850
    500               *Kellstrom Industries, Inc.                        14,375
  1,800               *Ladish, Inc.                                      15,525
    900                Precision Castparts Corp.                         39,825
    300               *Primex Technologies, Inc.                         12,900
  2,700               *TriStar Aerospace Co.                             18,900
    400               *Triumph Group, Inc.                               12,800
                                                                    ------------
                                                                        320,894
--------------------------------------------------------------------------------
AUTOMOTIVE: 1.6%

    800                Applied Industrial Technologies, Inc.             11,100
  1,000                Arvin Industries, Inc.                            41,687
    900               *Borg-Warner Automotive, Inc.                      50,231
  1,000               *Budget Group, Inc. Cl. A                          15,875
    900                CLARCOR, Inc.                                     18,000
    500               *Detroit Diesel Corp.                              10,344
    500               *Discount Auto Parts, Inc.                         10,969
    800                Excel Industries, Inc.                            14,000
  1,700                Federal Signal Corp.                              46,537
  3,000               *Gentex Corp.                                      60,094
    700               *Group 1 Automotive, Inc.                          18,200
    700               *Hayes Lemmerz International, Inc.                 21,131
    700               *Keystone Automotive Industries, Inc.              14,744
  2,000                Mark IV Industries, Inc.                          26,000
  1,300                MascoTech, Inc.                                   22,263
    600               *Midas, Inc.                                       18,675
  2,300               *Miller Industries, Inc.                           10,350
    800                Modine Manufacturing Co.                          28,950
    500               *O' Reilly Automotive, Inc.                        23,531
    800                OEA, Inc.                                          9,450
    500                Standard Motor Products, Inc. Cl. A               12,125
    600                Standard Products Co.                             12,225
    800                Superior Industries International, Inc.           22,250
  2,000               *Tower Automotive, Inc.                            49,875
    900               *United Auto Group, Inc.                            8,269
    625                Varlen Corp.                                      14,395
    800                Wabash National Corp.                             16,250
                                                                    ------------
                                                                        607,520
--------------------------------------------------------------------------------
BANKING: 8.4%

    400                1st Source Corp.                                  13,725
  1,000                Advanta Corp. Cl. A                               13,187
    400                Alabama National Bancorporation                   10,763
  1,100                AMCORE Financial, Inc.                            25,128
    700                Anchor Bancorp Wisconsin, Inc.                    16,537
    400                Andover Bancorp, Inc.                             13,800
  3,600               *Arcadia Financial Ltd.                            13,050
    400                Area Bancshares Corp.                             10,500
    300                BancFirst Corp.                                   10,856
    400                BancFirst Ohio Corp.                              11,950
  1,600                BancorpSouth, Inc.                                28,900
  1,100                BancWest Corp.                                    52,800
    400                Bank of Granite Corp.                             11,050
  3,300               *Bank Plus Corp.                                   14,334
  1,400                BankAtlantic Bancorp, Inc.                        10,150
    600                Banknorth Group, Inc.                             22,575
  1,700               *Bankunited Financial Corp.                        13,547
    700                Bay View Capital Corp.                            15,094
    206               *Bok Financial Corp.                                9,669
    700                Brenton Banks, Inc.                               11,725

                                    MSF-70

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
BANKING: (CONTINUED)

    900     *Brookline Bancorp, Inc.                                $    10,322
    400      BSB Bancorp, Inc.                                           13,050
    500      BT Financial Corp.                                          13,594
    400      Capital City Bank Group, Inc.                               11,075
  1,300      Carolina First Corp.                                        32,906
    300      Cathay Bancorp, Inc.                                        12,281
    400      Century South Banks, Inc.                                   11,075
    500      Chemical Financial Corp.                                    16,969
    500      Chittenden Corp.                                            16,000
    900      Citizens Banking Corp.                                      30,262
    400      City Holding Co.                                            12,800
  1,500      CNB Bancshares, Inc.                                        69,937
    700     *Columbia Banking System, Inc.                               12,862
    900      Commerce Bancorp, Inc.                                      47,250
  2,500      Commercial Federal Corp.                                    57,969
    800      Commonwealth Bancorp, Inc.                                  12,575
    400      Community Bank System, Inc.                                 11,725
  2,100      Community First Bankshares                                  44,166
    500      Community Trust Bancorp, Inc.                               11,844
    300      Corus Bankshares, Inc.                                       9,638
  1,200      Cullen Frost Bankers, Inc.                                  65,850
    550      CVB Financial Corp.                                         12,375
    500      D & N Financial Corp.                                       11,766
    500      Dime Community Bancorp, Inc.                                10,391
  1,100      Doral Financial Corp.                                       24,612
    700      Downey Financial Corp.                                      17,806
    400      Evergreen Bancorp, Inc.                                     12,850
    400      F & M Bancorp                                               12,900
    400      F & M Bancorporation, Inc.                                  11,950
    800      F & M National Corp.                                        23,950
    600      F N B Corp.                                                 16,875
    300      Farmers Capital Bank Corp.                                  10,950
  1,400      First Bancorp                                               42,262
    400      First Citizens Bancshares, Inc.                             36,200
    800      First Commonwealth Financial Corp.                          19,600
    700      First Federal Capital Corp.                                 11,353
  1,100      First Financial Bancorp                                     31,728
    330      First Financial Bankshares, Inc.                            11,633
    300      First Financial Corp.                                       14,625
    500      First Industry Corp.                                         9,781
    600      First Liberty Financial Corp.                               12,675
    400      First Merchants Corp.                                       10,425
  1,300      First Midwest Bancorp, Inc.                                 49,481
    400     *First Republic Bank                                         10,025
  1,400      First Sentinel Bancorp, Inc.                                11,419
    800      First United Bancshares, Inc.                               14,275
    500      First Washington Bancorp, Inc.                              12,063
    400      First Western Bancorp, Inc.                                 12,700
  1,200     *FirstCity Financial Corp.                                   15,262
    700     *FirstFed Financial Corp.                                    12,513
    400     *Flagstar Bancorp, Inc.                                      10,675
    200     *Frontier Financial Corp.                                     9,200
    500      GBC Bancorp                                                 12,828
    800     *Gold Banc Corp., Inc.                                       12,250
    990      Grand Premier Financial, Inc.                               12,251
    400      Greater Bay Bancorp                                         13,375
    400     *Hamilton Bancorp, Inc.                                      10,525
    400      Hancock Holding Co.                                         17,800
  1,100      Harbor Florida Bancshares, Inc.                             12,341
    300      Harleysville National Corp.                                 11,794
    700      Harris Financial, Inc.                                       9,363
    900      Haven Bancorp, Inc.                                         13,781
    300      Horizon Bancorp, Inc.                                       10,022
  1,600      Hubco, Inc.                                                 48,450
  1,200      Imperial Bancorp                                            19,950
  3,700     *Independence Community Bank Corp.                           58,737
    700      Independent Bank Corp.                                      12,075
    400      International Bancshares Corp.                              20,150

                                    MSF-71

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998
                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
BANKING: (CONTINUED)

    800      Interwest Bancorp, Inc.                                $    17,700
    400      Irwin Financial Corp.                                       10,775
    500      Jeffbanks, Inc.                                              9,844
    900      Jefferson Savings Bancorp, Inc.                             11,981
    300      JSB Financial, Inc.                                         16,312
  1,400     *Local Financial Corp.                                       12,600
  1,200      MAF Bancorp, Inc.                                           31,725
    400      Mahoning National Bancorp, Inc.                             12,200
    500      Main Street Bancorp, Inc.                                   23,469
    300      Merchants N.Y. Bancorp, Inc.                                10,838
    400      Michigan Financial Corp.                                    13,100
    412      Mid-America Bancorp                                         11,176
    300      Mississippi Valley Bankshares, Inc.                         10,013
    600      National Bancorp of Alaska, Inc.                            20,325
    400     *National City Bancorporation                                10,350
    420      National City Bancshares, Inc.                              15,592
    500      National Penn Bancshares, Inc.                              13,500
    525      NBT Bancorp, Inc.                                           12,338
  1,000      Northwest Bancorp, Inc.                                      9,719
    800      Ocean Financial Corp.                                       13,250
  1,100      Old National Bancorp                                        61,462
    400      Omega Financial Corp.                                       12,200
  1,400      One Valley Bancorp West Virginia, Inc.                      46,025
    400      Oriental Financial Group, Inc.                              12,525
    600      Pacific Capital Bancorp                                     15,300
  1,100     *PBOC Holdings, Inc.                                         11,378
  1,300      Peoples Bancorp, Inc.                                       14,056
    400      Peoples Holding Co.                                         12,925
    400      Pinnacle Banc Group, Inc.                                   11,338
  1,000      Premier Bancshares, Inc.                                    26,187
    700      Prime Bancorp, Inc.                                         11,463
    900      Provident Bankshares Corp.                                  22,444
    700      Queens County Bancorp, Inc.                                 20,781
    400      Reliance Bancorp, Inc.                                      11,163
    800      Republic Bancorp, Inc.                                      10,950
  1,000     *Republic Bancshares, Inc.                                   13,187
  1,100      Republic Banking Corp. of Florida                           11,584
  1,700      Republic Security Financial Corp.                           20,241
  1,000     *Richmond County Financial Corp.                             16,156
    700      Riggs National Corp.                                        14,241
  1,500     *Roslyn Bancorp, Inc.                                        32,109
  1,000      S & T Bancorp, Inc.                                         27,375
    400     *Sandy Spring Bancorp, Inc.                                  12,225
    400      Shoreline Financial Corp.                                   10,475
    400      Signal Corp.                                                13,500
    700     *Silicon Valley Bancshares                                   11,922
    300      Simmons First National Corp. Cl. A                          11,128
    300      SIS Bancorp, Inc.                                           13,772
  1,930      Sky Financial Group, Inc.                                   51,085
    700     *Southwest Bancorporation of Texas, Inc.                     12,469
  1,800      St. Paul Bancorp, Inc.                                      48,994
  1,700      Staten Island Bancorp, Inc.                                 33,894
    500      Sterling Bancorp                                            11,406
    800      Sterling Bancshares, Inc.                                   11,950
    300      Sterling Financial Corp.                                    12,413
    300      Sterling Financial Corp.                                    13,462
  1,200      Susquehanna Bancshares, Inc.                                24,562
    600      T R Financial Corp.                                         23,569
    500      Texas Regional Bancshares, Inc. Cl. A                       12,453
    800      Triangle Bancorp, Inc.                                      12,650
    600      Trust Company of New Jersey                                 14,775
  1,000      TrustCo Bank Corp.                                          30,000
    600      U.S. Bancorp, Inc.                                          11,963
    500      UMB Financial Corp.                                         22,906
  1,700      United Bankshares, Inc.                                     45,209
    500      United National Bancorp                                     11,625
    770      USB Holdings Co., Inc.                                      12,994
  1,600      UST Corp.                                                   37,700

                                    MSF-72

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
BANKING: (CONTINUED)

    500      Vermont Financial Services                             $    16,687
    600      Washington Trust Bancorp, Inc.                              12,450
  1,400      Webster Financial Corp.                                     38,456
    800      Wesbanco, Inc.                                              23,625
    600      West Coast Bancorp (Oregon)                                 12,637
  1,900      Westamerica Bancorp.                                        69,884
  1,400      Westcorp, Inc.                                               9,713
    600     *Western Bancorp                                             17,531
  1,500      Westernbank Puerto Rico                                     24,000
  1,200      Whitney Holding Corp.                                       45,450
    700     *WSFS Financial Corp.                                        11,813
                                                                    -----------
                                                                      3,206,746
--------------------------------------------------------------------------------
BIOTECHNOLOGY: 1.0%

  6,000     *Advanced Tissue Sciences, Inc.                              15,844
  2,400     *Cell Genesys, Inc.                                          14,475
  1,700     *Dura Pharmaceuticals, Inc.                                  25,712
  1,300     *Gilead Sciences, Inc.                                       53,341
    800     *Human Genome Sciences, Inc.                                 28,375
  1,200     *Imclone Systems, Inc.                                       10,725
  1,000     *MedImmune, Inc.                                             99,687
    800     *Miravant Medical Technologies                                9,950
  1,100     *Organogenesis, Inc.                                         12,375
    700     *Protein Design Labs, Inc.                                   16,231
  1,400     *Regeneron Pharmaceuticals, Inc.                             10,588
    900     *Serologicals Corp.                                          26,831
  1,100     *Thermo BioAnalysis Corp.                                    14,575
    600     *Transkaryotic Therapies, Inc.                               15,075
    600     *Zonagen, Inc.                                               11,363
                                                                    -----------
                                                                        365,147
--------------------------------------------------------------------------------
BROADCASTING: 0.9%

  1,500     *AT Entertainment, Inc.                                       9,937
    600     *CD Radio, Inc.                                              20,587
  1,600     *Century Communications Corp. Cl. A                          50,850
    300     *Cox Radio, Inc. Cl. A                                       12,675
    500     *Echostar Communications Corp. Cl. A                         24,266
    400     *Emmis Communications Corp. Cl. A                            17,350
    700      Gray Communications Systems, Inc.                           12,819
    500     *Jones Intercable, Inc. Cl. A                                17,875
    300     *Metro Networks, Inc.                                        12,769
  1,500     *Paxson Communications Corp.                                 13,781
    600     *Pegasus Communications Corp. Cl. A                          15,019
  1,700     *Spelling Entertainment Group, Inc.                          12,750
  1,400     *United International Holdings, Inc. Cl. A                   26,775
  1,700     *United STS Satellite Broadcasting Cl. A                     23,322
    200      United Television, Inc.                                     22,700
    800     *Westwood One, Inc.                                          24,400
    400     *Young Broadcasting, Inc. Cl. A                              16,712
                                                                    -----------
                                                                        334,587
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION: 0.6%

    700     *American Homestar Corp.                                     10,544
  1,000      Apogee Enterprises, Inc.                                    11,250
    900      Blount International, Inc. Cl. A                            22,444
    700      Calmat Co.                                                  21,612
  1,300      D. R. Horton, Inc.                                          29,900
  1,700     *Fairfield Communities, Inc.                                 18,806
    700      Granite Construction, Inc.                                  23,494
    900     *Group Maintenance America Corp.                             10,913
    800      Hughes Supply, Inc.                                         23,400
    900     *Insituform Technologies, Inc. Cl. A                         13,022
    500     *MasTec, Inc.                                                10,500
  1,200     *Morrison Knudsen Corp.                                      11,700
    700     *NCI Building Systems, Inc.                                  19,687
    600     *URS Corp.                                                   14,025
                                                                    -----------
                                                                        241,297
--------------------------------------------------------------------------------
BUSINESS SERVICES: 6.6%

    300     *Abacus Direct Corp.                                         13,734
    600      ABM Industries, Inc.                                        20,775
  2,100     *Acxiom Corp.                                                64,969
    400     *Administaff, Inc.                                           10,000
    400     *Advance Paradigm, Inc.                                      13,850

                                    MSF-73

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
BUSINESS SERVICES: (CONTINUED)

    800     *ADVO, Inc.                                             $    21,100
    400     *AHL Services, Inc.                                          12,438
  1,400     *Alternative Resources Corp.                                 15,094
  1,800     *American Management Systems, Inc.                           72,112
    600     *AnswerThink Consulting Group, Inc.                          16,125
    700     *BA Merchant Services, Inc. Cl. A                            14,088
  1,100      Banta Corp.                                                 30,112
    400     *Berlitz International, Inc.                                 11,600
  1,200     *Billing Concepts Corp.                                      13,238
  1,100     *Bisys Group, Inc.                                           56,719
    600     *Borg-Warner Security Corp.                                  11,250
    400     *Boron Lepore & Associates, Inc.                             13,713
  1,300     *Bowne & Co., Inc.                                           23,237
    800     *Brookdale Living Communities, Inc.                          15,300
  1,700     *Building One Services Corp.                                 35,275
  1,500     *Caribiner International                                     13,688
    700     *Catalina Marketing Corp.                                    47,862
  1,000     *CCC Information Services Group, Inc.                        17,062
    500     *CDI Corp.                                                   10,094
    700     *CEC Entertainment, Inc.                                     19,425
  1,900     *Cellnet Data Systems, Inc.                                   9,559
  1,700     *Century Business Services, Inc.                             24,491
    600     *Choicepoint, Inc.                                           38,700
    800     *CMG Information Services, Inc.                              85,225
    500     *Complete Business Solutions, Inc.                           16,906
  1,100     *Computer Horizons Corp.                                     29,219
    600      Computer Task Group, Inc.                                   16,275
    500     *Concentric Network Corp.                                    16,703
    700     *Conning Corp.                                               14,438
    600     *Consolidated Graphics, Inc.                                 40,537
    500     *Copart, Inc.                                                16,344
    600     *Cort Business Services Corp.                                14,550
  1,300      Crawford & Co. Cl. B                                        20,069
    500      Dain Rauscher Corp.                                         14,750
  1,000      Dames & Moore Group, Inc.                                   12,875
    500     *Data Processing Resources Corp.                             14,625
    400     *Data Transmission Network Corp.                             11,500
    600     *DBT Online, Inc.                                            14,962
    700     *Diamond Technology Partners, Inc. Cl. A                     13,234
    500     *Doubleclick, Inc.                                           22,219
    600     *Education Management Corp.                                  14,119
    900     *Envoy Corp.                                                 52,650
    800     *Equity Corp. International                                  21,250
    400     *F.Y.I., Inc.                                                12,800
    300     *Factset Research Systems, Inc.                              18,525
    400      Fair Issac & Co., Inc.                                      18,475
    600     *First Consulting Group, Inc.                                12,413
    400     *Forrester Research, Inc.                                    17,512
    800     *Franklin Covey Co.                                          13,400
  1,200     *Fritz Companies, Inc.                                       12,975
    700      G&K Services, Inc. Cl. A                                    37,187
  1,000     *Getty Images, Inc.                                          17,281
    100      Grey Advertising, Inc.                                      36,250
  1,000     *HA-LO Industries, Inc.                                      37,625
    700     *Hagler Bailly, Inc.                                         14,394
    500      Hooper Holmes, Inc.                                         14,500
  1,500     *Information Management Resources, Inc.                      15,234
  1,000     *Infoseek Corp.                                              49,375
  1,200     *Inspire Insurance Solutions, Inc.                           21,975
    700      Integrated Electrical Services, Inc.                        15,575
    800     *Intelligroup, Inc.                                          14,250
  2,100     *Interim Services, Inc.                                      49,087
  1,800     *International Telecomm Data Systems, Inc.                   26,044
    600     *Iron Mountain, Inc.                                         21,525
    800     *Jacobs Engineering Group, Inc.                              32,600
    800      LabOne, Inc.                                                10,400
    800     *Labor Ready, Inc.                                           15,750
    400     *Lason, Inc.                                                 23,287

                                    MSF-74

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
BUSINESS SERVICES: (CONTINUED)

  2,800               *Leasing Solutions, Inc.                      $    11,375
    400               *Maximus, Inc.                                     14,800
    500                McGrath RentCorp                                  10,875
  3,500               *Medaphis Corp.                                    11,594
    500               *Memberworks, Inc.                                 14,781
    700                Merrill Corp.                                     13,519
    500               *Meta Group                                        15,062
  1,100               *Metamor Worldwide, Inc.                           27,294
    700               *Metzler Group, Inc.                               34,059
  1,800               *National Processing, Inc.                          9,900
  1,100               *NFO Worldwide, Inc.                               12,650
    600               *Nichols Research Corp.                            12,563
    700                Norrell Corp.                                     10,325
  2,300               *Novacare Employee Services, Inc.                  12,075
  2,500                Olsten Corp.                                      18,437
    400               *On Assignment, Inc.                               13,663
  1,900               *PageMart Wireless, Inc. Cl. A                     10,688
    700               *Paymentech, Inc.                                  12,950
  1,200               *Personnel Group of America, Inc.                  21,000
    600                Petersen Companies, Inc. Cl. A                    20,325
    500               *Pierce Leahy Corp.                                12,750
    600               *Pinkerton's, Inc.                                 12,788
    700               *Pre-Paid Legal Services, Inc.                     23,100
    500               *Preview Travel, Inc.                               9,234
    400               *ProBusiness Services, Inc.                        18,225
    400               *Profit Recovery Group International, Inc.         15,025
  1,100                Protection One, Inc.                               9,419
  1,400               *Renaissance Worldwide, Inc.                        8,663
    970               *Rent Way, Inc.                                    23,583
  1,300               *Romac International, Inc.                         28,844
    500               *RWD Technologies, Inc.                            10,781
  1,500               *SCB Computer Technology, Inc.                     15,000
    900                Schawk, Inc. Cl. A                                12,488
    500                SEI Investments Co.                               49,687
    500               *Service Experts, Inc.                             14,625
    900               *SM & A Corp.                                      17,325
    500               *Sovran Self Storage, Inc.                         12,563
    700               *SportsLine USA, Inc.                              10,959
    700               *SPR, Inc.                                         11,900
    800               *Staff Leasing, Inc.                                9,325
    600               *StaffMark, Inc.                                   13,500
    400                Stone & Webster, Inc.                             13,300
    300               *Superior Consultant , Inc.                        13,106
  1,200               *Superior Services, Inc.                           24,075
    800               *Syntel, Inc.                                       8,950
  1,300               *Teletech Holdings, Inc.                           13,244
  1,000               *Tetra Tech, Inc.                                  26,969
    500               *TMP Worldwide, Inc.                               21,281
    500               *United Payors & United Providers, Inc.            14,500
    800               *Vincam Group, Inc.                                14,025
    500               *Volt Information Sciences, Inc.                   11,281
    600                Xtra Corp.                                        24,825
                                                                    ------------
                                                                      2,519,774
--------------------------------------------------------------------------------
CHEMICALS: 1.6%

  1,400                Calgon Carbon Corp.                               10,500
    800                Cambrex Corp.                                     19,200
  1,700               *Catalytica, Inc.                                  30,706
    700               *Chemfirst, Inc.                                   13,825
  1,300                Dexter Corp.                                      40,869
  2,300                Ethyl Corp.                                       13,369
  1,400                Ferro Corp.                                       36,400
  1,000               *Foamex International, Inc.                        12,188
    500                Fuller (H.B.) Co.                                 23,187
  1,700                General Chemical Group, Inc.                      23,587
    900                Geon Co.                                          20,700
  1,100                Georgia Gulf Corp.                                17,669
  1,600                Hanna (M.A.) Co.                                  19,700
  2,800               *Hexcel Corp.                                      23,450

                                    MSF-75

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
CHEMICALS: (CONTINUED)

  1,300                Lawter International, Inc.                   $    15,113
    500                LeaRonal, Inc.                                    16,937
    500                MacDermid, Inc.                                   19,562
    500               *McWhorter Technologies, Inc.                      11,438
    700                Minerals Technologies, Inc.                       28,656
  1,000                Mississippi Chemical Corp.                        14,000
    800               *NL Industries, Inc.                               11,350
  2,800               *NOVA Corp.                                        97,125
    800               *Octel Corp.                                       11,100
    900                OM Group, Inc.                                    32,850
    800                Penford Corp.                                     13,200
    700               *Scotts Co. Cl. A                                  26,906
  1,700                Terra Industries, Inc.                            10,519
  1,200                Wellman, Inc.                                     12,225
                                                                    ------------
                                                                        626,331
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: 4.5%

    900               *Actel Corp.                                       18,113
  2,200               *Amkor Technology, Inc.                            23,856
    800                Amplicon, Inc.                                    12,200
    400                Analogic Corp.                                    15,050
    800                Analysts International Corp.                      15,450
    400               *Apex PC Solutions, Inc.                           11,500
  1,200               *Artesyn Technologies, Inc.                        17,138
  3,700               *Compucom Systems, Inc.                            13,066
    600               *Computer Management Sciences, Inc.                10,350
    600               *Cotelligent Group, Inc.                           12,788
  1,800               *Diamond Multimedia Systems, Inc.                  11,559
    800               *Digi International, Inc.                           8,825
  1,100               *Excite, Inc.                                      46,337
    500               *Exodus Communications, Inc.                       32,281
    700                Gerber Scientific, Inc.                           16,669
  1,300               *Harbinger Corp.                                   10,441
  1,400                HMT Technology Corp.                              17,938
  1,200               *Hypercom Corp.                                    11,850
  2,100               *InfoUSA, Inc. Cl. B                               10,894
    800               *International Network Services                    53,200
    900               *Jabil Circuit, Inc.                               67,162
  2,000               *Komag, Inc.                                       20,750
  1,600               *Legato Systems, Inc.                             105,450
  1,800               *Lycos, Inc.                                       99,956
    700                Manhattan Associates, Inc.                        19,162
  1,000               *MedQuist, Inc.                                    39,562
  2,300               *Mentor Graphics Corp.                             19,406
  4,000               *Merisel, Inc.                                      9,563
    500                Metro Information Service, Inc.                   14,781
    800               *MicroAge, Inc.                                    12,250
    600               *MindSpring Enterprises, Inc.                      36,656
  1,200               *MMC Networks, Inc.                                15,938
  3,100               *MTI Technology Corp.                              13,853
  1,200                National Computer Systems, Inc.                   44,250
    300                National Presto Industries, Inc.                  12,788
    700                NeoMagic Corp.                                    15,466
  2,600               *Network Appliance, Inc.                          116,350
  1,000               *Network Equipment Technologies                    10,313
    200               *Network Solutions, Inc. Cl. A                     26,087
    700               *Pomeroy Computer Resources, Inc.                  15,772
  1,600               *PSINet, Inc.                                      33,600
    600               *Rambus, Inc.                                      57,975
  1,600               *Read-Rite Corp.                                   23,650
  2,200               *S3, Inc.                                          16,191
  1,000               *Safeguard Scientifics, Inc.                       27,437
  1,000               *SanDisk Corp.                                     14,188
    500               *SCM Microsystems, Inc.                            35,437
  1,600               *Sequent Computer Systems, Inc.                    19,250
  2,200               *Shiva Corp.                                       12,478
  1,200               *Silicon Valley Group, Inc.                        15,263
  1,600               *Splash Technology Holdings, Inc.                  11,950
    600               *Sykes Enterprises, Inc.                           18,262

                                    MSF-76

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT & SERVICE: (CONTINUED)

  1,200               *Systems & Computer Technology                $    16,575
  2,300               *Tava Technologies, Inc.                           17,609
  1,500               *Technology Solutions Co.                          16,078
  2,350               *USWeb Corp.                                       61,834
  1,600               *Vanstar Corp.                                     14,800
    700               *Verio, Inc.                                       15,575
    300               *VeriSign, Inc.                                    17,756
    700               *Visual Networks, Inc.                             26,228
  1,600               *VLSI Technology, Inc.                             17,500
  2,000               *Wang Laboratories, Inc.                           55,375
  1,000               *Whittman-Hart, Inc.                               27,719
    800               *Xircom, Inc.                                      27,425
    900               *Zebra Technologies Corp. Cl. A                    25,903
                                                                    ------------
                                                                      1,711,078
--------------------------------------------------------------------------------
CONSTRUCTION & MINING EQUIPMENT: 0.2%

    300               *Astec Industries, Inc.                            16,688
  1,500                JLG Industries, Inc.                              23,437
  1,000               *Omniquip International, Inc.                      15,063
    900               *Rental Service Corp.                              14,119
    600               *Terex Corp.                                       17,137
                                                                    ------------
                                                                         86,444
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS: 0.9%

  1,100                Amcol International Corp.                         10,863
  1,000               *Barnett, Inc.                                     13,562
    600                Butler Manufacturing Co.                          13,425
    400                Centex Construction Products, Inc.                16,250
  1,200               *Chase Industries, Inc.                            12,525
  1,300               *Dal Tile International, Inc.                      13,487
    500                Elcor Chemical Corp.                              16,156
    500                Florida Rock Industries, Inc.                     15,500
  1,400                Flowserve Corp.                                   23,187
    500               *Giant Cement Holding, Inc.                        12,438
    800               *Lone Star Industries, Inc.                        29,450
    700               *Maxim Group, Inc.                                 16,800
    200                NCH Corp.                                         11,900
    400               *Nortek, Inc.                                      11,050
    700               *Palm Harbor Homes, Inc.                           17,719
    400                Puerto Rican Cement Co., Inc.                     13,975
    700                Republic Group, Inc.                              14,044
  1,800               *Shaw Group, Inc.                                  14,400
    300               *Simpson Manufacturing, Inc.                       11,231
    800                Texas Industries, Inc.                            21,550
    800                Valmont Industries, Inc.                          11,100
  1,500               *Walter Industries, Inc.                           22,969
                                                                    ------------
                                                                        343,581
--------------------------------------------------------------------------------
CONSUMER PRODUCTS: 0.3%

    800                Carter Wallace, Inc.                              15,700
    400                Chemed Corp.                                      13,400
    700                Oneida, Ltd.                                      10,369
  1,200               *Playtex Products, Inc.                            19,275
  1,000               *Rayovac Corp.                                     26,687
    500                Russ Berrie and Co., Inc.                         11,750
    900                Sturm, Ruger & Co., Inc.                          10,744
                                                                    ------------
                                                                        107,925
--------------------------------------------------------------------------------
CONSUMER SERVICES: 0.1%

    700                Regis Corp.                                       27,978
--------------------------------------------------------------------------------
CONTAINERS & GLASS: 0.5%

  1,100                AptarGroup, Inc.                                  30,869
  1,300                Ball Corp.                                        59,475
    800               *BWAY Corp.                                        12,050
  1,300               *Earthshell Corp.                                  15,641
  3,000               *Gaylord Container Corp. Cl. A                     18,375
    500                Greif Brothers Corp. Cl. A                        14,578
    700                Myers Industries, Inc.                            20,037
    400               *Silgan Holdings, Inc.                             10,975
                                                                    ------------
                                                                        182,000
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: 5.4%

  1,000               *ABR Information Services, Inc.                    19,312
  1,300               *Agouron Pharmaceuticals, Inc.                     76,334
    400               *Algos Pharmaceutical Corp.                        10,500

                                     MSF-77

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: (CONTINUED)

    700               *Alkermes, Inc.                               $    15,488
    600                Alpharma, Inc. Cl. A                              21,187
    900               *Amerisource Health Corp. Cl. A                    58,500
    300               *Andrx Corp.                                       15,338
    600               *Aviron                                            15,562
  2,600               *AXYS Pharmaceutical, Inc.                         14,950
    300               *Barr Laboratories, Inc.                           14,400
    600                Bindley Western Industries, Inc.                  29,550
  1,800               *Bio-Technology General Corp.                      12,431
    300               *Biomatrix, Inc.                                   17,475
    515                Block Drug Co., Inc. Cl. A                        22,370
  1,600               *Cephalon, Inc.                                    14,300
    400               *Chattem, Inc.                                     19,075
    700               *Chirex, Inc.                                      14,875
  4,700               *Columbia Laboratories, Inc.                       14,394
    500               *Cooper Cos., Inc.                                 10,344
  1,100               *Cor Therapeutics, Inc.                            14,678
    500               *Coulter Pharmaceutical, Inc.                      14,891
  2,300               *Covance, Inc.                                     66,987
  2,100               *Coventry Health Care, Inc.                        18,506
    400               *Entremed, Inc.                                     8,425
  1,000               *Enzo Biochem, Inc.                                10,313
  1,400               *Express Scripts, Inc. Cl. A                       93,275
  1,000               *Fuisz Technologies, Ltd.                          12,906
    500               *Geltex Pharmaceuticals, Inc.                      11,313
  1,300               *Genesis Health Ventures, Inc.                     11,375
  2,900               *Gensia, Inc.                                      13,277
    700               *Guilford Pharmaceuticals, Inc.                    10,041
    700               *Hanger Orthopedic Group, Inc.                     15,750
  1,400                Healthplan Services Corp.                         16,100
  2,800               *Heska Corp.                                       12,600
  1,300               *ICOS Corp.                                        38,512
    800               *IDEC Pharmaceuticals Corp.                        37,650
  1,300               *IDEXX Laboratories, Inc.                          34,978
    900               *Immune Response Corp.                              9,816
    400               *Impath, Inc.                                      10,588
  1,000               *Incyte Pharmaceuticals, Inc.                      37,312
    900                Invacare Corp.                                    21,628
  1,000               *Isis Pharmaceuticals, Inc.                        12,969
  3,600               *Ivax Corp.                                        44,775
    800               *Jones Pharma, Inc.                                29,175
    400               *Kendle International, Inc.                         9,388
    600                Kingdom V Pharmaceutical Co.                      12,413
 10,400               *Laboratory Corp. of America Holdings              14,300
  1,400               *Ligand Pharmaceuticals, Inc. Cl. B                16,231
  1,500               *Liposome Co., Inc.                                23,109
  1,600               *MacroChem Corp.                                   13,400
    700               *Medicis Pharmaceutical Corp. Cl. A                41,737
    900               *Mentor Corp.                                      21,066
  1,300               *Millennium Pharmaceutical                         33,556
  1,900               *NBTY, Inc.                                        13,478
    700               *Neurogen Corp.                                    12,206
  1,200               *Nexstar Pharmaceuticals, Inc.                     11,213
  3,400               *Oxford Health Plans, Inc.                         50,362
    900               *PAREXEL International Corp.                       22,416
    600               *Pathogenesis Corp.                                34,462
    800               *Patterson Dental Co.                              34,800
    600               *Pediatrix Medical Group, Inc.                     35,962
  2,300               *Perrigo Co.                                       20,197
    600               *Pharmaceutical Product Development, Inc.          18,169
    600               *Pharmacyclics, Inc.                               15,225
  2,500               *PharMerica, Inc.                                  15,078
  2,900               *Phycor, Inc.                                      19,756
    500               *Priority Healthcare Corp. Cl. B                   26,531
    400               *Province Healthcare Co.                           14,225
  1,100               *Quest Diagnostics, Inc.                           19,594
  1,800               *Renal Care Group, Inc.                            52,200
  1,000               *Respironics, Inc.                                 20,125

                                     MSF-78

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE: (CONTINUED)

    900               *Roberts Pharmaceutical Corp.                 $    19,575
    900               *Schein Pharmaceutical, Inc.                       13,106
  1,700               *Scios, Inc.                                       17,691
  1,100               *Sepracor, Inc.                                    96,903
  1,200               *Sequus Pharmaceuticals, Inc.                      24,225
    900               *Sola International, Inc.                          15,525
    800               *Sugen, Inc.                                       11,875
    500               *Sunrise Assisted Living, Inc.                     25,844
  1,900               *SuperGen, Inc.                                    17,694
  1,100               *Thermedics, Inc.                                  11,894
  2,700               *Trex Medical Corp.                                22,950
  1,000               *Triangle Pharmaceuticals, Inc.                    13,813
    800               *Twinlab Corp.                                     10,475
  1,700               *U.S. Bioscience, Inc.                             12,219
    900               *Vertex Pharmaceuticals, Inc.                      26,775
    800               *Vical, Inc.                                       11,500
  1,500               *ViroPharma, Inc.                                  13,781
  5,800               *Vivus, Inc.                                       15,134
    600               *Wesley Jessen VisionCare, Inc.                    16,631
  1,700               *Zila, Inc.                                        16,841
                                                                    ------------
                                                                      2,059,875
--------------------------------------------------------------------------------
EDUCATION: 0.5%

  2,500               *DeVRY, Inc.                                       76,562
    600               *ITT Educational Services, Inc.                    20,400
  1,600               *Learning Tree International, Inc.                 14,550
    300                Strayer Education, Inc.                           10,547
  1,700               *Sylvan Learning Systems, Inc.                     51,903
                                                                    ------------
                                                                        173,962
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT: 1.5%

    800               *Advanced Energy Industries, Inc.                  20,625
  1,400               *Advanced Lighting Technologies, Inc.              13,694
    400               *AFC Cable Systems, Inc.                           13,425
    700               *Alpine Group, Inc.                                10,500
  1,000               *Anixter International, Inc.                       20,312
  1,200                Baldor Electric Co.                               24,300
    900                Belden, Inc.                                      19,069
    900                Briggs & Stratton Corp.                           44,887
    700                Brush Wellman, Inc.                               12,206
  1,200               *C-Cube Microsystems, Inc.                         32,587
  1,100               *Cable Design Technologies Corp.                   20,350
    900               *Carbide/Graphite Group, Inc.                      13,388
    900               *Coherent, Inc.                                    11,222
    500                Cohu, Inc.                                        11,094
    191                Essex International, Inc.                          6,613
    800                Exide Corp.                                       13,000
    200                Franklin Electric Co., Inc.                       13,638
    700                Furon Co.                                         11,944
  1,300               *General Cable Corp.                               26,650
    600               *Genlyte Group, Inc.                               11,344
  1,100                Helix Technology Corp.                            14,266
    500                Holophane Corp.                                   12,844
    600                Juno Lighting, Inc.                               13,950
  1,000               *Kent Electronics Corp.                            12,750
    700               *Littelfuse, Inc.                                  13,300
  1,000               *MagneTek, Inc.                                    11,563
  1,700               *Mettler-Toledo International, Inc.                47,706
  1,000               *Optical Cable Corp.                               12,188
    700                Park Electrochemical Corp.                        20,037
    700               *SLI, Inc.                                         19,425
    500                Technitrol, Inc.                                  15,937
    400               *Veeco Instruments, Inc.                           21,150
    700                Watsco, Inc.                                      11,725
  1,300                X-Rite, Inc.                                      10,156
                                                                    ------------
                                                                        587,845
--------------------------------------------------------------------------------
ELECTRONICS: 4.7%

    800                3DFX Interactive, Inc.                            10,075
    900               *Aavid Thermal Technologies, Inc.                  15,244
    700               *ADTRAN, Inc.                                      12,819
    600               *Affymetrix, Inc.                                  14,494

                                     MSF-79

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
ELECTRONICS: (CONTINUED)

  1,900               *Allen Telecom, Inc.                          $    12,706
    300               *Alliant Techsystems, Inc.                         24,731
    600               *Amphenol Corp. Cl. A                              18,112
    800               *Applied Micro Circuits Corp.                      27,200
    900               *Aspen Technology, Inc.                            12,994
    700               *ATMI, Inc.                                        17,719
 11,900               *Aura Systems, Inc.                                11,714
    900               *Avid Technology, Inc.                             21,094
    500               *Bell & Howell Co.                                 18,906
    500               *Benchmark Electronics, Inc.                       18,312
  2,200                BMC Industries, Inc.                              13,750
  1,500                Breed Technologies, Inc.                          12,281
  1,900               *Brightpoint, Inc.                                 25,947
    900               *Burr-Brown Corp.                                  21,037
    900               *California Microwave, Inc.                         8,438
  1,700               *Cellstar Corp.                                    11,634
  1,100               *Checkpoint Systems, Inc.                          13,613
  1,100               *CHS Electronics, Inc.                             18,631
  2,400                Cirrus Logic, Inc.                                23,475
  1,400               *Commscope, Inc.                                   23,537
    800               *Credence Systems Corp.                            14,750
    400                CTS Corp.                                         17,400
    700                Cubic Corp.                                       13,125
  1,000               *Cymer, Inc.                                       14,563
  3,300               *Cypress Semiconductor Corp.                       27,431
  1,200                Dallas Semiconductor Corp.                        48,900
    900               *DII Group, Inc.                                   20,644
    800               *Dionex Corp.                                      29,500
    400               *Dupont Photomasks, Inc.                           16,937
    500               *Electro Scientific Industries, Inc.               22,656
    900               *Electroglas, Inc.                                 10,519
  2,300               *Electronics for Imaging, Inc.                     91,928
    800               *Etec Systems, Inc.                                32,000
  2,200                Fingerhut Companies, Inc.                         33,962
  1,500               *General Semiconductor, Inc.                       12,281
    500               *Hadco Corp.                                       17,469
    500                Harmon Industries, Inc.                           11,578
  1,100               *Hologic, Inc.                                     13,200
    500               *IGEN International, Inc.                          15,297
    700                Innovex, Inc.                                      9,603
  1,500               *Input Output, Inc.                                10,969
  3,000               *Integrated Device Technology                      18,328
  1,900               *International Rectifier Corp.                     18,525
  1,400               *Kemet Corp.                                       16,013
    700               *Kopin Corp.                                       14,766
    600                Kuhlman Corp.                                     22,725
    900               *Kulicke & Soffa Industries, Inc.                  15,919
  1,400               *Lam Research Corp.                                25,069
    800               *Lattice Semiconductor Corp.                       36,725
    600               *Marshall Industries                               14,700
  1,500               *MEMC Electronic Materials, Inc.                   12,750
  1,300                Methode Electronics, Inc. Cl. A                   20,434
    500               *Micrel, Inc.                                      27,625
  2,100               *Microchip Technology, Inc.                        77,569
    900                MTS Systems Corp.                                 12,038
  1,400               *Novellus Systems, Inc.                            69,169
  4,800               *P-Com, Inc.                                       19,125
    800               *Photronics, Inc.                                  19,175
  1,600               *PictureTel Corp.                                  10,550
  1,200                Pioneer-Standard Electronics, Inc.                11,250
    500               *Plexus Corp.                                      16,844
  1,300               *PMC-Sierra, Inc.                                  81,941
    400               *QLogic Corp.                                      52,175
    300               *QRS Corp.                                         14,250
    700               *Recoton Corp.                                     12,578
    600               *Sawtek, Inc.                                      10,538
    500               *SDL, Inc.                                         19,766
    500               *Semtech Corp.                                     17,844

                                     MSF-80

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule Of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Electronics: (Continued)

    600               *Siliconix, Inc.                              $    12,900
    700               *SIPEX Corp.                                       24,828
  1,000               *Smart Modular Technologies, Inc.                  27,687
  1,600                Spectra-Physics Lasers, Inc.                      14,350
    800               *SpeedFam International, Inc.                      13,800
  1,200               *Tekelec, Inc.                                     19,912
  1,100               *Thermo Optek Corp.                                 9,556
  1,700               *Trimble Navigation, Ltd.                          12,431
    900               *Unitrode Corp.                                    15,750
  1,100               *Vicor Corp.                                        9,900
  1,900                Vishay Intertechnology, Inc.                      27,550
    500                Woodward Governor Co.                             10,875
  1,200               *Xylan Corp.                                       21,712
                                                                    ------------
                                                                      1,802,817
--------------------------------------------------------------------------------
Entertainment & Leisure: 2.1%

    600                Ackerley Group, Inc.                              10,950
    500               *Action Performance Co., Inc.                      17,656
  1,000               *Ambassadors International,  Inc.                  15,125
    700               *AMC Entertainment, Inc.                           14,744
    700               *American Classic Voyages Co.                      12,119
    300               *Anchor Gaming, Inc.                               16,969
  1,200                Arctic Cat, Inc.                                  12,188
  2,100               *Ascent Entertainment Group, Inc.                  15,356
  2,600               *Aztar Corp.                                       13,162
    900               *Bally Total Fitness Holding Corp.                 22,387
  3,500               *Boyd Gaming Corp.                                 11,594
    600               *Carmike Cinemas, Inc. Cl. A                       12,188
    500               *Championship Auto Racing Team                     14,812
    400                Churchill Downs,  Inc.                            13,000
    300               *CNET, Inc.                                        15,984
    900               *Coach USA, Inc.                                   31,219
    600                Coachmen Industries, Inc.                         15,750
  1,000               *Dover Downs Entertainment, Inc.                   12,063
    700               *Family Golf Centers, Inc.                         13,847
  1,000               *Florida Panthers Holdings, Inc. Cl. A              9,313
    300               *GC Cos., Inc.                                     12,487
  1,500               *Grand Casinos, Inc.                               12,094
  1,800               *GTECH Holdings Corp.                              46,125
    500                Harveys Casino Resorts                            13,844
  1,100               *Hollywood Entertainment Corp.                     29,872
  1,200               *Hollywood Park, Inc.                               9,975
    700               *International Speedway Corp. Cl. B                28,328
  1,400                K2, Inc.                                          14,437
  1,200               *Oakley, Inc.                                      11,325
  1,500               *On Command Corp.                                  13,641
    500               *Penske Motor Sports, Inc.                         13,344
  1,000                Polaris Industries, Inc.                          39,187
  2,700               *Premier Parks, Inc.                               81,675
  1,700               *Primadonna Resorts, Inc.                          14,769
    700               *Scientific Games Holdings Corp.                   13,212
    900               *SFX Entertainment, Inc. Cl. A                     49,416
    500               *Speedway Motorsports, Inc.                        14,250
  1,500               *Station Casinos, Inc.                             12,281
    600               *Steinway Musical Instruments, Inc.                15,600
    600               *Travel Services International, Inc.               18,112
  1,000               *Vail Resorts, Inc.                                22,000
  1,000                Winnebago Industries, Inc.                        15,125
                                                                    ------------
                                                                        801,525
--------------------------------------------------------------------------------
Financial Services: 2.2%

  6,100                Aames Financial Corp.                             19,444
    500                Advest Group, Inc.                                 9,250
    600               *Affiliated Managers Group, Inc.                   17,925
  2,300               *AmeriCredit Corp.                                 31,769
    700               *AmeriTrade Holding Corp. Cl. A                    22,028
    800                Capital Re Corp.                                  16,050
    700               *CB Richard Ellis Services, Inc.                   12,687
    700               *Centennial Bancorp                                13,081
    600                CFSB Bancorp, Inc.                                14,475


                                    MSF-81

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule Of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998

                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Financial Services: (Continued)

    900               *Charter Municipal Mortgage Acceptance Co.    $    10,913
  1,600               *ContiFinancial Corp.                              11,400
  2,000               *Credit Acceptance Corp.                           14,625
  2,700               *Delta Financial Corp.                             16,031
    200                Duff & Phelps Credit Rating Co.                   10,963
  1,500               *E*Trade Group, Inc.                               70,172
  1,100                Eaton Vance Corp.                                 22,962
    500                Everen Capital Corp.                              11,375
    500               *Financial Federal Corp.                           12,375
    600                First Charter Corp.                               10,313
    400                First Commerce Bancshares, Inc. Cl. B             11,000
    600                First Financial Holdings, Inc.                    11,381
  1,300               *Franchise Mortgage Acceptance Co.                  9,913
    800               *Freedom Securities Corp.                          12,100
    200                Fund American Enterprises Holdings, Inc.          28,012
    700                Hambrecht & Quist Group, Inc.                     15,881
    800               *Headlands Mortgage Co.                            16,700
    400               *Healthcare Financial Partners, Inc.               15,875
 50,500                IMC Mortgage Co.                                  14,992
  1,500               *Imperial Credit Industries, Inc.                  12,469
    900               *Insignia Financial Group, Inc.                    10,913
    300                Investment Technology Group, Inc.                 18,619
    200                Investors Financial Services Corp.                11,938
    500                Jefferies Group, Inc.                             24,812
    300                John Nuveen & Co., Inc. Cl. A                     11,138
  2,200               *Laser Mortgage Management, Inc.                   11,962
  1,700               *Long Beach Financial Corp.                        12,803
    800               *Medallion Financial Corp.                         11,450
    700                Metris Cos., Inc.                                 35,131
  1,000                Morgan Keegan, Inc.                               18,812
    400               *NCO Group, Inc.                                   18,012
    300                Park National Corp.                               30,900
    500                PEC Israel Economic Corp.                         14,375
    700                PFF Bancorp, Inc.                                 11,069
  1,600                Phoenix Investment Partners, Ltd.                 13,500
    800                Pioneer Group, Inc.                               15,800
    600                Southwest Securities Group, Inc.                  12,075
  1,600               *UniCapital Corp.                                  11,800
  3,400                United Companies Financial Corp.                  11,475
  1,000               *United Rentals, Inc.                              33,125
                                                                    ------------
                                                                        835,870
--------------------------------------------------------------------------------
Food & Beverages: 1.9%

  1,400               *AgriBioTech, Inc.                                 18,069
    400               *Agribrands International, Inc.                    12,000
    700               *American Italian Pasta Co. Cl. A                  18,462
  1,400                Boston Beer Co., Inc. Cl. A                       11,900
    400                Bush Boake Allen, Inc.                            14,100
  1,400                Chiquita Brands International, Inc.               13,388
    200                Coca Cola Bottling Co. Consolidated               11,725
  1,500                Coors (Adolph) Co. Cl. B                          84,703
  1,600               *Corn Products International, Inc.                 48,600
    800                Dreyer's Grand Ice Cream, Inc.                    12,050
  1,800                Earthgrains Co.                                   55,687
    100                Farmer Brothers Co.                               20,700
    600                Hain Food Group, Inc.                             14,794
  1,100                Herbalife International, Inc. Cl. A               15,537
    300                IHOP Corp.                                        11,981
  1,600                Imperial Holly Corp.                              13,000
    600                International Multifoods Corp.                    15,488
    800                Lance, Inc.                                       15,950
    500                Michael Foods, Inc.                               15,000
    400                Mondavi (Robert) Corp. Cl. A                      16,375
    700                Natures Sunshine Products, Inc.                   10,588
  1,400               *Omega Protein Corp.                               14,175
    500                Performance Food Group Co.                        13,969
    500                Pilgrim's Pride Corp.                              9,969
  1,200                Ralcorp Holdings, Inc.                            21,900
    600                Riviana Foods, Inc.                               14,625


                                    MSF-82

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule Of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998

                                                                        Value
Shares                         Issue                                  (Note 1a)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Food & Beverages: (Continued)

  1,400               *Smithfield Foods, Inc.                       $    47,425
  1,000                Smucker (J.M.) Co. Cl. A                          24,750
    800                Triarc Companies, Inc. Cl. A                      12,800
    400               *United Natural Foods, Inc.                         9,575
  2,200                Universal Foods Corp.                             60,362
    900               *Vlasic Foods International, Inc.                  21,431
  1,600                Zapata Corp.                                      19,600
                                                                    ------------
                                                                        720,678
--------------------------------------------------------------------------------
Forest Products & Paper: 1.0%

    900                Buckeye Technologies, Inc.                        13,444
    900                Caraustar Industries, Inc.                        25,650
    700                Chesapeake Corp.                                  25,812
    700               *Deltic Timber Corp.                               14,262
    700               *Ivex Packaging Corp.                              16,275
  1,900                Longview Fibre Co.                                21,969
    500                New England Business Service, Inc.                19,562
    900                P.H. Glatfelter Co.                               11,138
  1,100                Potlatch Corp.                                    40,562
  1,200                Rayonier, Inc.                                    55,125
    800                Rock-Tenn Co. Cl. A                               13,550
    600                Schweitzer-Mauduit International, Inc.             9,263
    800                Shorewood Packaging Corp.                         16,400
    500                TJ International, Inc.                            12,844
  2,600               *Unisource Worldwide, Inc.                         18,850
    600                Universal Forest Products, Inc.                   12,019
  2,100                Wausau-Mosinee Paper Corp.                        37,144
                                                                    ------------
                                                                        363,869
--------------------------------------------------------------------------------
Healthcare Services: 1.2%

    600                Alternative Living Services, Inc.                 20,550
  1,000               *American Oncology Resources, Inc.                 14,625
    700               *American Retirement Corp.                         10,981
  2,400               *AmeriPath, Inc.                                   21,637
  2,700                Apria Healthcare Group                            24,131
    800                Assisted Living Concepts, Inc.                    10,500
    900               *Capital Senior Living Corp.                       12,544
    400                Carematrix Corp.                                  12,250
    800               *Centennial HealthCare Corp.                       12,350
  1,700               *Concentra Managed Care, Inc.                      18,009
    500                Curative Health Services, Inc.                    16,500
    600               *Inhale Therapeutic Systems                        19,781
  1,200                Magellan Health Services, Inc.                    10,050
  2,600               *Mariner Post-Acute Network, Inc.                  11,863
  9,000                NovaCare, Inc.                                    22,500
    700               *Novoste Corp.                                     19,512
  1,200               *Omega Healthcare Investors, Inc.                  36,225
  1,300               *Orthodontic Centers of America, Inc.              25,269
  1,000                Physician Reliance Network, Inc.                  13,188
  2,900               *PSS World Medical, Inc.                           66,609
    600                Res-Care, Inc.                                    14,813
  1,400                Rural/Metro Corp.                                 15,313
    600                Sangstat Medical Corp.                            12,825
    900                Sierra Health Services, Inc.                      18,956
  2,000                Sun Healthcare Group, Inc.                        13,125
                                                                    ------------
                                                                        474,106
--------------------------------------------------------------------------------
Homebuilders: 0.6%

    800                Avatar Holdings, Inc.                             12,600
    500                Crossmann Communities, Inc.                       13,813
  1,500                Kaufman & Broad Home Corp.                        43,125
    700                M.D.C. Holdings, Inc.                             14,962
    400                NVR, Inc.                                         19,075
  1,700                Oakwood Homes Corp.                               25,819
    900                Pulte Corp.                                       25,031
    500                Ryland Group, Inc.                                14,438
  1,000                Standard Pacific Corp.                            14,125
    900                Toll Brothers, Inc.                               20,306
    500                U.S. Home Corp.                                   16,625
                                                                    ------------
                                                                        219,919
--------------------------------------------------------------------------------
Hospital Management: 0.1%

    700               *National Healthcare Corp.                         10,850


                                    MSF-83

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule Of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998
                                                                        Value
Shares                         Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Hospital Management: (Continued)

  2,200               *Vencor, Inc.                                 $     9,900
                                                                    ------------
                                                                         20,750
--------------------------------------------------------------------------------
Hotel & Motel: 0.6%

  1,400               *Choice Hotels International, Inc.                 19,162
  1,300               *Equity Inns, Inc.                                 12,513
  2,600                Extended Stay America, Inc.                       27,300
  1,300                Foodmaker, Inc.                                   28,681
  5,600                Homestead Village Properties, Inc.                25,200
  1,000                Host Marriott Services Corp.                      10,375
    800                Marcus Corp.                                      13,000
  1,200               *Pegasus Systems, Inc.                              5,175
  1,900                Prime Hospitality Corp.                           20,069
  1,000                Red Roof Inns, Inc.                               16,875
    800               *RFS Hotel Investors, Inc.                          9,800
    700                Rio Hotel & Casino, Inc.                          11,113
  1,400               *Sunstone Hotel Investors, Inc.                    13,212
    900               *Trendwest Resorts, Inc.                           11,363
    900               *Vistana, Inc.                                     12,656
                                                                    ------------
                                                                        236,494
--------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.6%

    500                Bassett Furniture Industries, Inc.                12,000
  2,200                Collins & Aikman Corp.                            11,275
    400                Cost Plus, Inc.                                   12,525
  2,000                Fedders USA, Inc.                                 11,625
    700                Harman International Industries, Inc.             26,687
  2,200                Heilig-Meyers Co.                                 14,713
  1,300                Kimball International, Inc. Cl. B                 24,659
  1,900                La-Z-Boy, Inc.                                    33,844
    600                Libbey, Inc.                                      17,362
  1,300               *Meadowcraft, Inc.                                 14,544
  1,400                O'Sullivan Industries Holdings, Inc.              14,700
    400                Pillowtex Corp.                                   10,700
    500                Toro Co.                                          14,250
                                                                    ------------
                                                                        218,884
--------------------------------------------------------------------------------
Household Products: 0.2%

    700                Church & Dwight Co., Inc.                         25,157
  1,300                Mikasa, Inc.                                      16,575
    400                Stepan Co.                                        10,650
    500                WD-40 Co.                                         14,406
                                                                    ------------
                                                                         66,788
--------------------------------------------------------------------------------
Industrial Components & Material: 1.8%

  1,000                Aviall, Inc.                                      11,750
    500                Barnes Group, Inc.                                14,687
    500                C & D Technologies, Inc.                          13,750
  1,600                Chart Industries, Inc.                            12,200
    900                Citation Corp.                                    11,278
    700                Columbus McKinnon Corp.                           12,469
  1,200               *Delco Remy International, Inc. Cl. A              11,775
    700                DT Industries, Inc.                               10,938
  1,700                Encore Wire Corp.                                 15,725
    500               *Excel Switching Corp.                             19,078
  1,200                Global Industrial Technologies, Inc.              12,825
  1,900               *Hussmann International, Inc.                      36,812
  1,400                Kaydon Corp.                                      56,087
    500                Lawson Products, Inc.                             11,422
    800                Lilly Industries, Inc. Cl. A                      15,950
  1,100                Lone Star Technologies, Inc.                      11,138
  3,700                LTV Corp.                                         21,506
  1,100                Lydall, Inc.                                      13,063
    600                Mathews International Corp. Cl. A                 18,600
  1,300               *Metals USA, Inc.                                  12,675
  1,400                Milacron, Inc.                                    26,950
    400                Moog, Inc. Cl. A                                  15,650
  1,300                Mueller Industries, Inc.                          26,406
    500                Nordson Corp.                                     25,594
    800                Regal-Beloit Corp.                                18,400
    500                Robbins & Myers, Inc.                             11,063
  1,100                Roper Industries, Inc.                            22,412
  1,500               *Sauer, Inc.                                       11,344


                                    MSF-84

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule Of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998

                                                                       Value
Shares                         Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Industrial Components & Material: (Continued)

    200                Sequa Corp. Cl. A                            $    11,975
  1,400                Simpson Industries, Inc.                          13,563
    500                Smith (A.O.) Corp.                                12,281
    400                SPS Technologies, Inc.                            22,650
  1,000                Stewart & Stevenson Services, Inc.                 9,594
    700               *Stoneridge, Inc.                                  15,925
    600                Thomas Industries, Inc.                           11,775
  1,300                Titan International, Inc.                         12,350
  1,000                Titanium Metals Corp.                              8,500
    700                Tredegar Industries, Inc.                         15,750
    600                Watts Industries, Inc. Cl. A                       9,975
    600                Westinghouse Air Brake Co.                        14,662
    500                Wolverine Tube, Inc.                              10,500
    700                Wyman-Gordon Co.                                   7,175
    600                Wynn's International, Inc.                        13,275
  1,400                Zoltek Companies, Inc.                            12,819
                                                                     -----------
                                                                        704,316
--------------------------------------------------------------------------------
Insurance: 3.7%

    600               *Acceptance Insurance Co., Inc.                    12,150
    900                Alfa Corp.                                        21,712
    500                American Annuity Group, Inc.                      11,500
    600                American Heritage Life Investment Corp.           14,662
    900               *Amerin Corp.                                      21,994
    600               *AmerUs Life Holdings, Inc.                        13,425
    600                Argonaut Group, Inc.                              14,737
    900               *ARM Financial Group, Inc. Cl. A                   19,969
    500                Baldwin & Lyons, Inc. Cl. B                       12,344
    800                Berkley (W.R.) Corp.                              27,000
    500                Blanch (E.W.) Holdings, Inc.                      23,719
    700                Capitol Transamerica Corp.                        12,928
    400                Chartwell Re Corp.                                 9,500
    500               *Chicago Title Corp.                               23,469
  1,000                CMAC Investment Corp.                             45,937
  1,000                CNA Surety Corp.                                  15,750
  1,000                Commerce Group, Inc.                              35,437
    810                Delphi Financial Group, Inc.                      42,474
    900                Enhance Financial Services Group, Inc.            27,000
    400                Executive Risk, Inc.                              21,975
  1,100                FBL Financial Group, Inc. Cl. A                   26,675
    770                Fidelity National Financial, Inc.                 23,485
  2,400                First American Financial Corp.                    77,100
    600                Foremost Corp. of America                         12,600
    400                FPIC Insurance Group, Inc.                        19,050
  1,200                Frontier Insurance Group, Inc.                    15,450
    600                Gallagher (Arthur J.) & Co.                       26,475
    700                Guarantee Life Companies, Inc.                    13,081
    500                Harleysville Group, Inc.                          12,828
  1,400                HCC Insurance Holdings, Inc.                      24,675
  1,000                Highlands Insurance Group, Inc.                   13,063
    600                Hilb Rogal & Hamilton Co.                         11,925
  1,500                HSB Group, Inc.                                   61,594
    100                Kansas City Life Insurance Co.                     8,238
    600                LandAmerica Financial Group, Inc.                 33,487
    400                Liberty Corp.                                     19,700
  1,000                Life USA Holding, Inc.                            12,844
    200                Markel Corp.                                      36,200
    800                Meadowbrook Insurance Group, Inc.                 13,150
    880                Medical Assurance, Inc.                           29,095
  1,800                Mid Atlantic Medical Services, Inc.               17,662
    500                Midland Co.                                       12,063
    800                MMI Companies,  Inc.                              13,400
    800                NAC Re Corp.                                      37,550
    100                National Western Life Insurance Co. Cl. A         11,725
    600                Nymagic, Inc.                                     12,450
    400                Penn Treaty American Corp.                        10,775
 20,700                PennCorp Financial Group, Inc.                    20,700
    500                Philadelphia Consolidated Holding Corp.           11,313
    600               *PMA Capital Corp. Cl. A                           11,663
    400                Poe & Brown, Inc.                                 13,975


                                    MSP-85

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                       VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
INSURANCE: (CONTINUED)

    800                Presidential Life Corp.                      $    15,825
    500                PXRE Corp.                                        12,531
  1,200                Reinsurance Group America, Inc.                   84,000
    500                Risk Capital Holdings, Inc.                       11,344
    300                RLI Corp.                                          9,975
    500               *SCPIE Holdings, Inc.                              15,156
  1,100                Selective Insurance Group, Inc.                   22,481
    900                State Auto Financial Corp.                        11,194
    200                Stewart Information Services Corp.                11,600
  1,600                TIG Holdings, Inc.                                24,900
    400                Trenwick Group, Inc.                              13,075
    500               *Triad Guaranty, Inc.                              11,078
  1,400                UICI, Inc.                                        34,169
    300                United Fire & Casualty Co.                        10,106
  2,400                Vesta Insurance Group, Inc.                       14,400
    500                Zenith National Insurance Corp.                   11,563
                                                                    ------------
                                                                      1,405,070
--------------------------------------------------------------------------------
INVESTMENT COMPANIES: 0.0%

  3,000               *Capstead Mortgage Corp.                           12,375
--------------------------------------------------------------------------------
LEASE RENTAL OBLIGATIONS: 0.4%

    800                Aaron Rents, Inc. Cl. B                           12,100
    400                AMERCO                                            11,237
  1,000               *Avis Rent A Car, Inc.                             24,187
  4,300               *Crescent Operating, Inc.                          20,291
    900               *Dollar Thrifty Automotive Group                   11,587
  1,100                Electro Rental Corp.                              17,669
  1,500               *First Sierra Financial, Inc.                      18,469
    800                Interpool, Inc.                                   13,400
    500                Renta-A-Center, Inc.                              15,797
  1,800                Rollins Truck Leasing Corp.                       26,550
                                                                    ------------
                                                                        171,287
--------------------------------------------------------------------------------
LIQUOR: 0.2%

    700               *Beringer Wine Estates Holdings, Inc. Cl. B        31,172
    600                Canandaigua Brands, Inc. Cl. A                    34,687
                                                                    ------------
                                                                         65,859
--------------------------------------------------------------------------------
MACHINERY: 1.9%

  1,500                Applied Power, Inc. Cl. A                         56,625
    500                Bio-Rad Laboratories, Inc. Cl. A                  10,500
    800                Brady Corp. Cl. A                                 21,550
    500                Carbo Ceramics, Inc.                               8,563
  1,500               *Comfort Systems USA, Inc.                         26,812
    600                Commercial Intertech Corp.                         7,763
    800                Cuno, Inc.                                        12,700
    900                Daniel Industries, Inc.                           10,913
  1,400                Donaldson Co., Inc.                               29,050
    600               *Dril-Quip, Inc.                                   10,650
    600                Esterline Technologies Corp.                      13,050
  1,500                Foster Wheeler Corp.                              19,781
    800                Gardner Denver, Inc.                              11,800
    500                Gleason Corp.                                      9,063
    500                Graco, Inc.                                       14,750
    600                Hardinge Brothers , Inc.                          11,213
  1,100                IDEX Corp.                                        26,950
  1,200                Integrated Process Equipment Corp.                12,975
    600                Ionics, Inc.                                      17,962
  2,100                Itron, Inc.                                       14,897
    400                L.S. Starrett Co.                                 13,725
  1,800                Lincoln Electric Holdings, Inc.                   40,387
  1,000                Lindsay Manufacturing Co.                         14,812
    600                Manitowoc Co., Inc.                               26,625
    700                Motivepower Industries, Inc.                      22,531
    200                NACCO Industries, Inc. Cl. A                      18,400
    600                OmniAmerica, Inc.                                 19,125
  1,300                Presstek, Inc.                                     8,856
    700                PRI Automation, Inc.                              18,069
    600                Scotsman Industries, Inc.                         12,338
    500                Specialty Equipment Companies, Inc.               13,531
  1,300                SPX Corp.                                         87,100

                                     MSF-86

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
----------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
MACHINERY: (CONTINUED)

    400                Standex International Corp.                  $    10,500
    700                Tecumseh Products Co. Cl. A                       32,506
    300                Tennant Co.                                       12,356
  2,100                Thermo Fibertek, Inc.                             14,962
  1,000                Thermoquest Corp.                                 12,938
                                                                    ------------
                                                                        726,328
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLY: 1.7%

    800               *Acuson Corp.                                      11,900
    700               *ADAC Laboratories                                 13,978
  2,300               *Airgas, Inc.                                      20,556
  2,000                Alaris Medical, Inc.                              11,906
    500                Arrow International, Inc.                         15,719
  1,100                Ballard Medical Products                          26,744
    400                Closure Medical Corp.                             11,925
  1,300                Cognex Corp.                                      25,919
    600                CONMED Corp.                                      19,725
    600                CYTYC Corp.                                       15,487
    500                Datascope Corp.                                   11,469
    500                Diagnostic Products Corp.                         15,562
    700                DVI, Inc.                                         12,688
  1,500               *Fisher Scientific International, Inc.             29,906
    800                Haemonetics Corp.                                 18,200
  1,400                LifeCore Biomedical, Inc.                         14,262
    500                Maxxim Medical, Inc.                              14,875
    200                Mine Safety Appliances Co.                        13,600
    300                MiniMed, Inc.                                     31,462
    400               *Ocular Sciences, Inc.                             10,850
    500                OEC Medical Systems, Inc.                         15,719
    800                Owens & Minor, Inc.                               12,600
    500                Perclose, Inc.                                    16,531
    600                ResMed, Inc.                                      27,225
  1,300                Sabratek Corp.                                    21,206
    800                Scott Technologies, Inc.                          13,225
  1,000                Sunrise Medical, Inc.                             12,438
    700                Synetic, Inc.                                     30,712
    700                Techne Corp.                                      14,744
    900               *Theragenics Corp.                                 15,131
  1,000                Thermo Cardiosystems, Inc.                        10,438
  3,000                ThermoLase Corp.                                  13,687
  1,500                ThermoTrex Corp.                                  12,844
    600                Ventana Medical Systems, Inc.                     12,938
    500               *VISX, Inc.                                        43,766
    700                Vital Signs, Inc.                                 12,316
    500                VWR Scientific Products Corp.                      8,656
    450                Xomed Surgical Products, Inc.                     14,400
                                                                    ------------
                                                                        655,309
--------------------------------------------------------------------------------
METALS-ALUMINUM: 0.1%

  1,500                Century Aluminum Co.                              13,828
  1,500                Commonwealth Industries, Inc.                     14,062
  1,700                Kaiser Aluminum Corp.                              8,288
                                                                    ------------
                                                                         36,178
--------------------------------------------------------------------------------
METALS-GOLD: 0.1%

 11,900                Battle Mountain Gold Co.                          49,088
--------------------------------------------------------------------------------
METALS-NON-FERROUS: 0.1%

  1,300                ASARCO, Inc.                                      19,581
    800                Imco Recycling, Inc.                              12,350
  1,000                Southern Peru Copper Corp.                         9,438
    300                Tremont Corp.                                      9,975
                                                                    ------------
                                                                         51,344
--------------------------------------------------------------------------------
METALS-STEEL & IRON: 0.8%

    600                A.M. Castle & Co.                                  9,000
  1,700                AK Steel Holding Corp.                            39,950
  3,300                Armco, Inc.                                       14,437
  5,600               *Bethlehem Steel Corp.                             46,900
    700                Carpenter Technology Corp.                        23,756
    400                Cleveland Cliffs, Inc.                            16,125
    600                Gibraltor Steel Corp.                             13,650
    900                Inland Steel Industries, Inc.                     15,187

                                     MSF-87

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
METALS-STEEL & IRON: (CONTINUED)

    800                Intermet Corp.                               $    10,450
  1,400                National Steel Corp. Cl. B                         9,975
    800                Oregon Steel Mills, Inc.                           9,500
    700                Quanex Corp.                                      15,794
    400                Reliance Steel & Aluminum Co.                     11,050
    900                Roanoke Electric Steel Corp.                      12,966
  1,400                Rouge Industries, Inc. Cl. A                      12,250
    900                Shiloh Industries, Inc.                           11,812
  1,300               *Steel Dynamics, Inc.                              15,519
  1,000                WHX Corp.                                         10,063
                                                                    ------------
                                                                        298,384
--------------------------------------------------------------------------------
MINING: 0.2%

    700                Arch Coal, Inc.                                   11,987
  1,100                Getchell Gold Corp.                               29,975
  2,600                Hecla Mining Co.                                   9,425
    700               *Stillwater Mining Co.                             28,700
                                                                    ------------
                                                                         80,087
--------------------------------------------------------------------------------
MISCELLANEOUS: 0.6%

    500               *Carriage Services, Inc. Cl. A                     14,219
    400                Central Parking Corp.                             12,975
    700                Greenbrier Companies, Inc.                         9,888
    400               *Kroll-O'Gara Co.                                  15,750
  1,200                LoJack Corp.                                      14,325
    600                Movado Group, Inc.                                15,787
    700                Rollins, Inc.                                     12,250
  2,400                Sensormatic Electronics Corp.                     16,650
  1,700                Sotheby's Holdings, Inc. Cl. A                    54,400
    500                Tejon Ranch Co.                                    9,938
  1,100               *U.S.A. Floral Products, Inc.                      12,684
    800               *Veterinary Centers of America, Inc.               15,975
    500                Wackenhut Corp.                                   12,719
    500                Wackenhut Correction Corp.                        14,312
    700                Wilmar Industries, Inc.                           14,197
                                                                    ------------
                                                                        246,069
--------------------------------------------------------------------------------
MOBILE HOMES: 0.2%

  1,500                Champion Enterprises, Inc.                        41,062
    600                Monaco Coach Corp.                                15,900
    500                National RV Holdings, Inc.                        12,875
    400                Skyline Corp.                                     13,000
    500                Thor Industries, Inc.                             12,750
                                                                    ------------
                                                                         95,587
--------------------------------------------------------------------------------
MORTGAGE RELATED: 0.1%

    900               *Redwood Trust, Inc.                               12,600
    800                Resource Bancshares Mortgage Group, Inc.          13,100
                                                                    ------------
                                                                         25,700
--------------------------------------------------------------------------------
MULTI-INDUSTRY: 0.6%

    800               *ACX Technologies, Inc.                            10,600
    800                Albemarle Corp.                                   19,000
  1,200                Cavalier Homes, Inc.                              13,650
    500                Commercial Metals Co.                             13,875
    600                Enesco Group, Inc.                                13,950
    500                Forest City Enterprises, Inc.                     13,125
    700               *Gaylord Entertainment Co.                         21,087
  1,100                Griffon Corp.                                     11,688
    200                Maxxam, Inc.                                      11,475
  1,600                Pittston Co.                                      17,800
  1,000                Resource America, Inc.                             9,125
    500                Rogers Corp.                                      14,937
  1,700                RPC, Inc.                                         12,537
  1,000                Ruddick Corp.                                     23,000
  1,500                Tyler Corp.                                        9,188
  1,000                Valhi, Inc.                                       11,375
                                                                    ------------
                                                                        226,412
--------------------------------------------------------------------------------
NEWSPAPERS: 0.4%

  2,100                Lee Enterprises, Inc.                             66,150
    800                McClatchy Co. Cl. A                               28,300
    900                Media General, Inc. Cl. A                         47,700
                                                                    ------------
                                                                        142,150
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: 1.3%

    600                American Business Products, Inc.                  14,100

                                     MSF-88

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                       VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT: (CONTINUED)

    900                BancTec, Inc.                                $    11,306
    600               *Black Box Corp.                                   22,594
  1,300                Boise Cascade Office Products Corp.               17,550
  1,100               *CSG Systems International, Inc.                   86,762
    800                Daisytek International Corp.                      15,150
  1,800                Data General Corp.                                29,587
    300                General Binding Corp.                             11,269
    700                Hutchinson Technology, Inc.                       24,784
    300               *IDX Systems Corp.                                 13,219
    600                InaCom Corp.                                       8,925
  1,900                Intergraph Corp.                                  10,866
    500                ITI Technologies, Inc.                            15,562
    500               *Knoll, Inc.                                       14,813
  1,200                Mail-Well, Inc.                                   13,725
  1,300                Micron Electronics, Inc.                          22,466
    600                Micros Systems, Inc.                              19,500
    500                Standard Register Co.                             15,469
  1,000                Transition Systems, Inc.                          14,969
  1,600                United Stationers, Inc.                           43,100
    600                Virco Manufacturing Corp.                         11,025
  1,600                Wallace Computer Services, Inc.                   42,200
                                                                    ------------
                                                                        478,941
--------------------------------------------------------------------------------
OIL: 0.2%

  2,300                Frontier Oil Corp.                                11,356
  1,000                Holly Corp.                                       16,875
  1,067               *Pennzoil Quaker State Co.                         15,731
  1,200                Tesoro Petroleum Corp.                            14,550
  1,600               *Titan Exploration, Inc.                           10,700
                                                                    ------------
                                                                         69,212
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION: 1.4%

  1,200                Atwood Oceanics, Inc.                             20,400
  1,200                Barrett Resources Corp.                           28,800
  2,100                Belco Oil & Gas Corp.                             11,681
    900                Berry Petroleum Co. Cl. A                         12,769
    800                Cabot Oil & Gas Corp. Cl. A                       12,000
    600               *Cal Dive International, Inc.                      12,300
  5,300                Chesapeake Energy Corp.                            4,638
  3,400                Comstock Resources, Inc.                          10,412
  1,400                Cross Timbers Oil Co.                             10,500
    800                Devon Energy Corp.                                24,550
  1,533                EEX Corp.                                         10,731
    900                Energen Corp.                                     17,550
  1,200                Forest Oil Corp.                                  10,200
  4,900                Harken Energy Corp.                                9,494
    600                Houston Exploration Co.                           11,925
  1,000                HS Resources, Inc.                                 7,563
    700                Louis Dreyfus Natural Gas Corp.                    9,975
  6,800                Meridian Resource Corp.                           21,675
    800                Mitchell Energy & Development Corp. Cl. A          9,150
  1,500                Newfield Exploration Co.                          31,312
    700                Nuevo Energy Co.                                   8,050
  1,600                ONEOK, Inc.                                       57,800
  1,900                Patterson Energy, Inc.                             7,689
    500                Penn Virginia Corp.                                9,187
    600                Plains Resources, Inc.                             8,438
  1,400                Pogo Producing Co.                                18,200
  3,800                Santa Fe Energy Resources, Inc.                   28,025
  2,300               *Seagull Energy Corp.                              14,519
    800                Seitel, Inc.                                       9,950
  1,200                Snyder Oil Corp.                                  15,975
    500                St. Mary Land & Exploration Co.                    9,344
    500                Stone Energy Corp.                                14,375
  1,000                Tom Brown, Inc.                                   10,031
  3,400                TransTexas Gas Corp.                               8,925
  1,300                Vintage Petroleum, Inc.                           11,212
                                                                    ------------
                                                                        519,345
--------------------------------------------------------------------------------
OIL-SERVICES: 0.7%

    700               *Friede Goldman International, Inc.                 7,963
  8,300                Grey Wolf, Inc.                                    6,744

                                     MSF-89

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PORTFOLIO
December 31, 1998


                                                                        VALUE
SHARES                         ISSUE                                  (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
OIL-SERVICES: (CONTINUED)

  1,000               *Hanover Compressor Co.                       $    25,687
  2,200                Helmerich & Payne, Inc.                           42,625
  2,100               *IRI International Corp.                            8,400
  1,900                Marine Drilling Cos., Inc.                        14,606
  2,500                Newpark Resources, Inc.                           17,031
    800               *Oceaneering International, Inc.                   12,000
    800                Offshore Logistics, Inc.                           9,475
  7,400                Parker Drilling Co.                               23,587
    800                Pool Energy Services Co.                           8,650
  1,800                Pride International, Inc.                         12,713
    500                SEACOR Smit, Inc.                                 24,719
  1,700                Tuboscope, Inc.                                   13,813
  1,300               *Unova, Inc.                                       23,562
    800                Veritas DGC, Inc.                                 10,400
                                                                    ------------
                                                                        261,975
--------------------------------------------------------------------------------
PERSONAL CARE: 0.0%

  1,300                Polymer Group, Inc.                               12,919
--------------------------------------------------------------------------------
PHOTOGRAPHY: 0.1%

    500                CPI Corp.                                         13,250
  2,100                Metromedia International Group, Inc.              11,419
    500                ParkerVision, Inc.                                11,688
    300               *Pinnacle Systems, Inc.                            10,631
                                                                    ------------
                                                                         46,988
--------------------------------------------------------------------------------
PLASTICS: 0.3%

  1,600                First Brands Corp.                                63,100
  1,300                Schulman (A.), Inc.                               29,372
    700                Spartech Corp.                                    15,400
    500                West Co., Inc.                                    17,844
                                                                    ------------
                                                                        125,716
--------------------------------------------------------------------------------
POLLUTION CONTROL: 0.4%

  6,800                Aqua Alliance, Inc. Cl. A                         14,025
    400               *Casella Waste Systems, Inc. Cl. A                 14,825
  1,400                Eastern Environmental Services, Inc.              41,431
  1,400                FSI International, Inc.                           14,613
    400                Landauer, Inc.                                    12,950
  1,075                Safety-Kleen Corp.                                15,184
    900                Thermo Ecotek Corp.                                9,506
    700               *Waste Industries, Inc.                            12,053
                                                                    ------------
                                                                        134,587
--------------------------------------------------------------------------------
PRINTING & PUBLISHING: 1.2%

  2,700                American Media, Inc. Cl. A                        15,019
    800                Applied Graphics Technologies, Inc.               13,050
    600                Big Flower Holdings, Inc.                         13,238
    400                CSS Industries, Inc.                              12,125
    500               *Day Runner, Inc.                                   7,188
  1,100                Harland (John H.) Co.                             17,394
  1,400                Hollinger International, Inc. Cl. A               19,512
  1,200                Houghton Mifflin Co.                              56,700
  1,100                John Wiley & Sons, Inc. Cl. A                     53,144
  1,300                Jostens, Inc.                                     34,044
    800               *Journal Register Co.                              12,000
    800                Playboy Enterprises, Inc. Cl. B                   16,750
    500                Scholastic Corp.                                  26,687
  1,700                Valassis Communications, Inc.                     87,762
    300                Value Line, Inc.                                  11,775
  1,900               *World Color Press, Inc.                           57,831
                                                                    ------------
                                                                        454,219
--------------------------------------------------------------------------------
REAL ESTATE: 6.5%

    200               *Alexander's, Inc.                                 15,638
    400               *Alexandria Real Estate Equities, Inc.             12,375
    800               *American Health Properties, Inc.                  16,500
    500               *AMLI Residential Properties Trust                 11,125
  1,700               *Anthracite Capital, Inc.                          13,281
  1,000               *Associated Estates Realty Corp.                   11,813
    800               *Bedford Property Investors, Inc.                  13,500
  1,300               *Berkshire Realty Co., Inc.                        12,350
    900               *Boykin Lodging Co.                                11,138
    900               *Bradley Real Estate, Inc.                         18,450
  1,200               *Brandywine Realty Trust                           21,450
  1,900               *BRE Properties, Inc.                              47,025

                                     MSF-90

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES              ISSUE                                             (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE: (CONTINUED)
  1,200      Burnham Pacific Properties, Inc.                       $    14,475
    700     *Cabot Industrial Trust                                      14,306
  1,400      Cadiz, Inc.                                                 10,850
  1,900     *Camden Property Trust                                       49,400
    900     *Capital Automotive REIT                                     13,275
    800      Castle & Cooke, Inc.                                        11,800
    800     *CBL & Associates Properties, Inc.                           20,650
  1,100     *Center Trust Retail Properties, Inc.                        13,475
    700     *CenterPoint Properties Trust                                23,669
    800      Chateau Communities, Inc.                                   23,450
    600     *Chelsea GCA Realty, Inc.                                    21,375
    900     *Colonial Properties Trust                                   23,962
  1,100     *Commercial Net Lease Realty, Inc.                           14,575
  1,600     *Cornerstone Realty Income Trust, Inc.                       16,800
    900     *Cousins Properties, Inc.                                    29,025
  3,400     *CRIIMI MAE, Inc.                                            11,900
  1,500     *Crown American Realty Trust                                 11,625
  2,100     *Developers Diversified Realty                               37,275
  2,400      Dynex Capital, Inc.                                         11,100
    600     *Eastgroup Properties, Inc.                                  11,063
    700     *Entertainment Properties Trust                              11,900
    500     *Essex Property Trust, Inc.                                  14,875
  1,500     *Federal Realty Investment Trust                             35,437
  3,000     *Felcor Lodging Trust, Inc.                                  69,187
  1,400     *First Industrial Realty Trust, Inc.                         37,537
  2,200     *First Union Real Estate Equity                              12,925
  2,400     *Franchise Finance Corp. of America                          57,600
    900     *Gables Residential Trust                                    20,869
  1,500     *General Growth Properties, Inc.                             56,812
    800      Getty Realty Corp. New                                      11,700
  1,200     *Glenborough Realty Trust, Inc.                              24,450
    900     *Glimcher Realty Trust                                       14,119
    500     *Golf Trust of America, Inc.                                 13,875
    700     *Great Lakes REIT, Inc.                                      10,981
  1,500      Grubb & Ellis Co.                                           12,094
  1,400     *Health Care Property Investors, Inc.                        43,050
  1,000     *Health Care REIT, Inc.                                      25,875
  1,500     *Healthcare Realty Trust                                     33,469
    600     *Home Properties of New York, Inc.                           15,450
  1,300     *Hospitality Properties Trust                                31,362
  2,700     *Impac Mortgage Holdings, Inc.                               12,319
  1,300     *Imperial Credit Commercial Mortgage Investment
             Corp.                                                       12,269
  1,200     *Innkeepers USA Trust                                        14,175
  1,200     *IRT Property Co.                                            12,000
    700     *Irvine Apartment Communities, Inc.                          22,312
  1,200     *JDN Realty Corp.                                            25,875
    600     *JP Realty, Inc.                                             11,775
  1,000     *Kilroy Realty Corp.                                         23,000
  1,000     *Koger Equity, Inc.                                          17,187
    900     *LaSalle Hotel Properties                                     9,338
    600     *LaSalle Partners, Inc.                                      17,662
  1,000     *Lexington Corporate Property Trust                          12,563
    900     *LNR Property Corp.                                          17,944
  1,000     *LTC Properties, Inc.                                        16,625
  1,100     *Macerich Co.                                                28,187
    800      Manufactured Home Communities, Inc.                         20,050
  1,200     *Meridan Industrial Trust, Inc.                              28,200
  1,700     *Meristar Hospitality Corp.                                  31,556
    500     *MGI Properties                                              13,969
    700     *Mid-America Apartment Communities, Inc.                     15,881
    500     *Mills Corp.                                                  9,938
    500     *National Golf Properties, Inc.                              14,469
    900     *National Health Investors, Inc.                             22,219
  1,600     *Nationwide Health Properties, Inc.                          34,500
  3,800     *New Plan Excel Realty Trust, Inc.                           84,312
  2,300     *Ocwen Asset Investment Corp.                                11,069
    600     *Pacific Gulf Properties, Inc.                               12,038
    600     *Pan Pacific Retail Properties, Inc.                         11,963

                                     MSF-91

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE: (CONTINUED)

    400     *Parkway Properties, Inc.                               $    12,500
    600      Pennsylvania Real Estate Investment Trust                   11,663
  1,400     *Prentiss Properties Trust                                   31,237
  2,700      Price Enterprises, Inc.                                     14,259
    700     *Prime Group Realty Trust                                    10,588
  1,500     *Prime Retail, Inc.                                          14,719
    800      Prison Realty Corp.                                         16,400
    900     *PS Business Parks, Inc.                                     21,487
  1,000     *Realty Income Corp.                                         24,875
  1,500     *Reckson Associates Realty Corp.                             33,281
    500     *Regency Realty Corp.                                        11,125
  1,500     *Security Capital Group, Inc. Cl. B                          20,344
  1,000     *Shurgard Storage Centers, Inc. Cl. A                        25,812
    900      SL Green Realty Corp.                                       19,462
    600      Smith (Charles E.) Residential Realty, Inc.                 19,275
    500     *Storage Trust Realty                                        11,688
  1,000     *Storage USA, Inc.                                           32,312
    800     *Summit Properties, Inc.                                     13,800
    600     *Sun Communities, Inc.                                       20,887
  1,000     *Sunterra Corp.                                              15,000
    600     *Tanger Factory Outlet Centers, Inc.                         12,713
  1,400     *Taubman Centers, Inc.                                       19,250
  1,500     *Thornburg Mortgage Asset Corp.                              11,438
    700     *Tower Realty Trust, Inc.                                    14,088
    800     *Town & Country Trust                                        12,850
  1,500     *Trammell Crow Co.                                           42,000
    800     *TriNet Corporate Realty Trust, Inc.                         21,400
    500     *U.S. Restaurant Properties, Inc.                            12,156
  3,800     *United Dominion Realty Trust, Inc.                          39,187
    400     *Urban Shopping Centers, Inc.                                13,100
  2,000      Ventas, Inc.                                                24,375
    600     *Walden Residential Properties, Inc.                         12,263
  1,300     *Washington Real Estate Investment Trust                     24,212
    500      Webb Corp.                                                  13,781
    700     *Weeks Corp.                                                 19,731
  1,000     *Weingarten Realty Investors                                 44,625
  1,400     *Wellsford Real Properties, Inc.                             14,438
  1,100     *Western Investment Real Estate Trust                        12,994
  1,100     *Westfield America, Inc.                                     18,975
                                                                    -----------
                                                                      2,469,947
--------------------------------------------------------------------------------
RESTAURANT: 0.9%

  1,800     *Advantica Restaurant Group, Inc.                            11,081
    900      Applebee's International, Inc.                              18,759
  1,500      Avado Brands, Inc.                                          12,563
  1,800      Bob Evans Farms, Inc.                                       46,856
  1,700      Buffets, Inc.                                               20,241
    600      Cheesecake Factory, Inc.                                    17,794
    750      Consolidated Prods, Inc.                                    15,469
    600     *Dave & Buster's, Inc.                                       13,781
  1,300      Landry's Seafood Restaurants, Inc.                           9,608
  1,500      Lone Star Steakhouse & Saloon, Inc.                         13,734
    900      Luby's Cafeterias, Inc.                                     13,894
  1,000      NPC International, Inc.                                     12,000
    900      Papa John's International, Inc.                             39,656
  9,100      Planet Hollywood International, Inc. Cl. A                  21,044
  1,100      Ruby Tuesday, Inc.                                          23,375
  1,500      Ryan's Family Steak Houses, Inc.                            18,656
    500      Sbarro, Inc.                                                13,094
    700     *Sonic Corp.                                                 16,800
                                                                    -----------
                                                                        338,405
--------------------------------------------------------------------------------
RETAIL GROCERY: 0.3%

  1,900      Casey's General Stores, Inc.                                24,759
  1,400      Fleming Cos., Inc.                                          14,525
    600      Great Atlantic & Pacific Tea Co., Inc.                      17,775
  1,000      Ingles Markets, Inc.                                        11,063
  1,700      Richfood Holdings, Inc.                                     35,275
  5,200      Southland Corp.                                              9,994
    400      Wild Oats Markets, Inc.                                     12,675
                                                                    -----------
                                                                        126,066
--------------------------------------------------------------------------------

                                     MSF-92

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
RETAIL TRADE: 3.5%

    250     *99 Cents Only Stores                                   $    12,281
    500      American Eagle Outfitters                                   33,328
    800      Ames Department Stores, Inc.                                21,550
    700      AnnTaylor Stores Corp.                                      27,606
    600      Bacou USA, Inc.                                             12,900
    600      Blair Corp.                                                 13,313
    700      Brown Group, Inc.                                           12,294
    700     *Brylane, Inc.                                               16,275
    500      Buckle, Inc.                                                12,000
    700      Burlington Coat Factory Warehouse                           11,419
  1,000      Cash America International, Inc.                            15,188
    800      Cato Corp. Cl. A                                             7,875
    500     *CDnow, Inc.                                                  9,016
    300     *CDW Computer Centers, Inc.                                  29,044
  1,100     *Central Garden & Pet Co.                                    15,950
  3,700      Charming Shoppes, Inc.                                      15,725
    900      Children's Place Retail Stores, Inc.                        22,725
  1,500      Claire's Stores, Inc.                                       30,750
    600      Cole National Corp. Cl. A                                   10,275
  1,200      Coleman Co., Inc.                                           10,950
  3,900      Corporate Express, Inc.                                     20,109
    700     *CSK Auto Corp.                                              18,681
    700      Department 56, Inc.                                         26,294
    800      Dress Barn, Inc.                                            12,150
    600     *Duane Reade, Inc.                                           23,100
    900      Eagle Hardware & Garden, Inc.                               29,250
    800     *Elder-Beerman Stores Corp.                                   9,225
    900      Footstar, Inc.                                              22,500
    600     *Fossil, Inc.                                                17,175
    900      Fred's, Inc. Cl. A                                          13,444
    500      Genovese Drug Stores, Inc. Cl. A                            14,250
    700      Global Directmail Corp.                                     16,362
    700     *Guitar Center, Inc.                                         17,216
  2,100      Gymboree Corp.                                              13,322
  1,200      Handleman Co.                                               16,875
  5,000      Hanover Direct, Inc.                                        17,187
    600      Haverty Furniture Companies, Inc.                           12,600
  1,000     *Henry Schein, Inc.                                          44,687
  1,800     *HomeBase, Inc.                                              11,475
    700     *Insight Enterprises, Inc.                                   35,656
    600      Jo Ann Stores, Inc. Cl. A                                    9,675
    900      Just For Feet, Inc.                                         15,609
    600      Lands' End, Inc.                                            16,162
  1,600     *Linens 'n Things, Inc.                                      63,400
  1,300      Longs Drug Stores Corp.                                     48,750
  1,100      Media Arts Group, Inc.                                      15,469
    800     *Men's Wearhouse, Inc.                                       25,200
    900      Michaels Stores, Inc.                                       16,284
  1,500      Micro Warehouse, Inc.                                       50,578
  1,300      Musicland Stores, Inc.                                      19,419
    600     *N2K, Inc.                                                    7,819
    600      NCS Healthcare, Inc. Cl. A                                  14,344
    400     *ONSALE, Inc.                                                16,013
    800     *Pacific Sunwear of California, Inc.                         13,175
    600      Party City Corp.                                             8,719
  1,300      Petco Animal Supplies, Inc.                                 13,122
  5,000      PETsMART, Inc.                                              54,062
  1,000      ShopKo Stores, Inc.                                         33,250
  3,500      Spiegel, Inc. Cl. A                                         19,906
  1,300     *Stein Mart, Inc.                                             9,059
  2,400      Sunglass Hut International, Inc.                            16,725
    600      Transport World Entertainment Corp.                         11,419
    800      Urban Outfitters, Inc.                                      13,925
  1,300      Value City Department Stores, Inc.                          18,119
  1,000      West Marine, Inc.                                            9,813
    600      WetSeal, Inc. Cl. A                                         18,112
  1,600      Zale Corp.                                                  51,600
                                                                    -----------
                                                                      1,341,750
--------------------------------------------------------------------------------

                                     MSF-93

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
SHIPBUILDING: 0.2%
    400      Avondale Industries, Inc.                              $    11,613
  1,400      Halter Marine Group, Inc.                                    6,825
  1,800      Newport News Shipbuilding, Inc.                             60,187
                                                                    -----------
                                                                         78,625
--------------------------------------------------------------------------------
SOFTWARE: 4.7%
  1,600     *Acclaim Entertainment  Inc.                                 19,600
    200     *Advantage Learning System                                   13,113
    300     *Advent Software, Inc.                                       14,119
  1,800      Alydaar Software Corp.                                      15,075
    900      American Medical Security Group, Inc.                       13,106
    900      Anacomp, Inc.                                               16,650
    600      Aspect Development, Inc.                                    26,812
    900     *AXENT Technologies, Inc.                                    27,844
    400      BARRA, Inc.                                                  9,400
  1,900     *BEA Systems, Inc.                                           23,334
  1,000      Boole & Babbage, Inc.                                       29,375
    600      BRC Holdings, Inc.                                          11,288
    700      Broadvision, Inc.                                           22,641
    900      Cerner Corp.                                                24,131
  1,600      Checkfree Holdings Corp.                                    37,300
    800      Clarify, Inc.                                               19,575
    700     *Com21, Inc.                                                 14,787
    500     *Concord Communications, Inc.                                28,625
  1,000     *Datastream Systems, Inc.                                    11,375
    600     *Deltek Systems, Inc.                                        10,013
    700      Dendrite International, Inc.                                17,369
    400     *Documentum, Inc.                                            21,462
    500     *Earthlink Network, Inc.                                     28,453
    300     *Engineering Animation, Inc.                                 16,172
    600      Evans & Sutherland Computer Co.                             10,725
  1,400      Filenet Corp.                                               16,056
  2,600      General Magic, Inc.                                         13,203
  1,100      Genrad, Inc.                                                17,325
    700     *Geotel Communications Corp.                                 25,987
    300     *Great Plains Software, Inc.                                 14,494
  1,600      GT Interactive Software Corp.                                8,050
    500      Henry (Jack) & Associates, Inc.                             24,937
  1,100      HNC Software, Inc.                                          44,481
  1,100     *Hyperion Solutions Corp.                                    19,869
    900     *Icon CMT Corp.                                              14,231
  1,500      Imation Corp.                                               26,250
    500     *IMRglobal Corp.                                             14,734
  2,300     *Indus International, Inc.                                   16,028
  2,500      Industri Matematik International Corp.                      12,578
  6,400      Informix Corp.                                              63,100
  2,300      Inprise Corp.                                               12,578
  1,100      Integrated Systems, Inc. Cl. A                              16,534
    400     *ISS Group, Inc.                                             22,125
  1,200      JDA Software Group, Inc.                                    11,588
    300      Kronos, Inc.                                                13,341
  1,400      Macromedia, Inc.                                            47,119
    800      Manugistics Group, Inc.                                      9,975
    600     *MAPICS, Inc.                                                10,013
    700     *Mastech Corp.                                               19,906
    500     *Medical Manager Corp.                                       15,625
    600     *Mercury Interactive Corp.                                   37,912
    600     *Micromuse, Inc.                                             11,663
  1,200      Midway Games, Inc.                                          13,200
  1,000     *Mobius Management Systems, Inc.                             14,625
    500     *National Instruments Corp.                                  17,047
    600     *New Era of Networks, Inc.                                   26,325
  3,100      Objective Systems Integrators, Inc.                         14,338
    900      Open Market, Inc.                                           10,519
    400      Pegasystems, Inc.                                           14,350
    300     *Pegrine Systems, Inc.                                       13,903
  1,100      Platinum Software Corp.                                     14,025
  2,100      Premiere Technologies, Inc.                                 15,750
    800      Primark Corp.                                               21,700

                                     MSF-94

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998

                                                                       VALUE
SHARES                ISSUE                                           (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
SOFTWARE: (CONTINUED)

    600      Progress Software Corp.                                $    20,287
    400      Project Software & Development, Inc.                        13,175
    600      QuadraMed Corp.                                             12,450
  3,500      Rational Software Corp.                                     92,750
    300     *RealNetworks, Inc.                                          10,716
  1,000      Remedy Corp.                                                13,844
    500     *Sanchez Computer Associates, Inc.                           14,750
    400      Sapient Corp.                                               22,375
  1,400     *Security Dynamics Technologies, Inc.                        32,244
  1,100     *Software AG Systems, Inc.                                   19,937
  1,300      SS&C Technologies, Inc.                                     16,169
  1,300     *Structural Dynamics Research Corp.                          25,756
  3,000      Sybase, Inc.                                                22,172
  2,000     *Symantec Corp.                                              43,375
  1,600      System Software Associates, Inc.                            11,250
  1,800      Telxon Corp.                                                25,087
  1,200     *Transaction Systems Architects, Inc. Cl. A                  60,375
    800      Ultratech Stepper, Inc.                                     12,775
  1,200      Vantive Corp.                                                9,638
    900     *Visio Corp.                                                 32,653
  2,900      Westell Technologies, Inc. Cl. A                            14,047
    800      Wind River Systems, Inc.                                    37,550
                                                                    -----------
                                                                      1,781,203
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: 4.1%

    800     *Adelphia Communications Corp. Cl. A                         36,650
  2,700     *Aerial Communications, Inc.                                 15,609
  2,900      American Mobile Satellite Corp.                             14,591
  4,000     *American Tower Systems Inc. Cl. A                          118,250
  1,100      Anicom, Inc.                                                10,141
    800      ANTEC Corp.                                                 16,150
  4,900      APAC Teleservices, Inc.                                     18,758
  1,900      Aspect Telecommunications Corp.                             33,131
  1,200      Associated Group, Inc. Cl. A                                51,300
  1,000      Avant Corp.                                                 15,937
    600      AVT Corp.                                                   17,400
    600     *Cellular Communications International                       40,950
    800      Cellular Communications of Puerto Rico                      14,800
    600      Centennial Cellular Corp. Cl. A                             24,619
    400      Commonwealth Telephone Enterprises                          13,300
  2,000      Davox Corp.                                                 15,375
    500     *Dialogic Corp.                                               9,828
  2,100      Digital Microwave Corp.                                     14,372
  1,500      DSP Communications, Inc.                                    22,969
    400     *Dycom Industries, Inc.                                      22,850
  1,700      e.spire Communications, Inc.                                10,944
  2,900      General Communication, Inc.                                 11,691
    400     *Genesys Telecommunications Laboratories, Inc.                9,050
  2,300      Glenayre Technologies, Inc.                                 10,134
  1,700      ICG Communications, Inc.                                    36,656
    800      Inter-Tel, Inc.                                             18,750
  2,100      InterDigital Communications Corp.                            9,581
  1,000      IXC Communications, Inc.                                    33,469
    200     *L-3 Communications Holding Corp.                             9,313
  1,500     *Level One Communications, Inc.                              53,297
  2,300      Metrocall, Inc.                                             10,494
  1,000     *Metromedia Fiber Network, Inc. Cl. A                        33,406
  1,800     *MGC Communications, Inc.                                    12,544
  2,200      MRV Communications, Inc.                                    13,681
  1,400      National Data Corp.                                         68,162
    700      Norstan, Inc.                                               12,337
    800      North Pittsburgh Systems, Inc.                              10,850
  1,700      NTL, Inc.                                                   95,891
    700      Oak Industries, Inc.                                        24,500
    300     *Pacific Gateway Exchange, Inc.                              14,428
  2,600      Pairgain Technologies, Inc.                                 20,069
    700      Plantronics, Inc.                                           60,200
    800      Polycom, Inc.                                               17,875
    800      Powertel,  Inc.                                             10,950

                                     MSF-95

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES: (CONTINUED)
    800     *Powerwave Technologies, Inc.                           $    15,000
    900     *Premisys Communications, Inc.                                8,184
    900     *Primus Telecommunications Group, Inc.                       14,766
  1,200     *RCN Corp.                                                   21,337
  1,000      REMEC, Inc.                                                 18,062
  4,400      ROHN Industries, Inc.                                       14,850
  5,500      Sitel Corp.                                                 13,406
  2,500      SkyTel Communications, Inc.                                 54,922
    800     *Star Telecommunications, Inc.                                9,775
    300      Superior Telecom, Inc.                                      14,175
    500     *Transaction Network Services, Inc.                          10,016
  1,000     *US LEC Corp.                                                14,781
  1,000      Vanguard Cellular Systems, Inc. Cl. A                       25,781
  2,500      Wavephore, Inc.                                             20,117
  1,000     *West Teleservices Corp.                                     10,188
  3,200      Western Wireless Corp. Cl. A                                70,300
  1,700     *Winstar Communications, Inc.                                66,247
    800      World Access, Inc.                                          17,125
                                                                    -----------
                                                                      1,554,284
--------------------------------------------------------------------------------
TEXTILES & APPAREL: 1.1%

    612      Albany International Corp. Cl. A                            11,590
    800      Authentic Fitness Corp.                                     14,600
  2,200      Burlington Industries, Inc.                                 24,200
    600     *Columbia Sportswear Co.                                     10,088
  1,600      Culp, Inc.                                                  12,600
  1,000      Goody's Family Clothing, Inc.                               10,031
  2,800      Guess?, Inc.                                                13,475
    800      Guilford Mills, Inc.                                        13,350
  1,700      Hancock Fabrics, Inc.                                       14,237
  2,300      Hartmarx Corp.                                              12,938
  1,700      Interface, Inc. Cl. A                                       15,778
    900      Justin Industries, Inc.                                     11,813
    800      Kellwood Co.                                                20,000
    700     *Kenneth Cole Productions, Inc. Cl. A                        13,125
  1,200     *Nautica Enterprises, Inc.                                   17,887
    900      Nine West Group, Inc.                                       14,006
    500      Oshkosh B'Gosh, Inc. Cl. A                                  10,094
    400      Oxford Industries, Inc.                                     11,300
  1,300      Paxar Corp.                                                 11,619
  1,100      Phillips-Van Heusen Corp.                                    7,906
    600      Quiksilver, Inc.                                            18,000
  1,100      Russell Corp.                                               22,344
    400      Springs Industries, Inc.                                    16,575
    600      St. John Knits, Inc.                                        15,600
  1,000      Stage Stores, Inc.                                           9,375
  1,700      Stride Rite Corp.                                           14,875
    400      Talbots, Inc.                                               12,550
    600      Timberland Co.                                              27,337
    500      Unifirst Corp.                                              11,406
  1,500      Wolverine World Wide, Inc.                                  19,875
                                                                    -----------
                                                                        438,574
--------------------------------------------------------------------------------
TIRES & RUBBER: 0.1%

    500      Bandag, Inc.                                                19,969
--------------------------------------------------------------------------------
TOBACCO: 0.3%

    900     *800-JR Cigar, Inc.                                          20,362
  1,200      Consolidated Cigar Holdings, Inc. Cl. A                     21,225
  1,600      Dimon, Inc.                                                 11,900
  1,400      Universal Corp.                                             49,175
                                                                    -----------
                                                                        102,662
--------------------------------------------------------------------------------
TRANSPORTATION: 0.2%

  1,300      Air Express International Corp.                             28,681
    600      Circle International Group, Inc.                            12,225
  2,200      Greyhound Lines, Inc.                                       13,062
    600      Heartland Express, Inc.                                     10,388
                                                                    -----------
                                                                         64,356
--------------------------------------------------------------------------------
TRANSPORTATION-AIRLINES: 0.7%

  1,000     *AirNet Systems, Inc.                                        14,375
  2,800     *AirTran Holdings, Inc.                                       7,569
  1,000      Alaska Air Group, Inc.                                      44,250

                                     MSF-96

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
TRANSPORTATION-AIRLINES: (CONTINUED)

  1,500      America West Holding Corp. Cl. B                       $    25,500
    500      Amtran, Inc.                                                13,406
    800      ASA Holdings, Inc.                                          24,350
    500      Atlantic Coast Airlines Holdings, Inc.                      12,625
    300      Atlas Air, Inc.                                             14,681
    700      Eagle USA Airfreight, Inc.                                  17,150
  1,100      Kitty Hawk, Inc.                                            12,031
  1,600      Mesa Air Group, Inc.                                        12,500
    700      Mesaba Holdings, Inc.                                       14,416
    500      Midwest Express Holdings, Inc.                              13,156
    700      SkyWest, Inc.                                               22,882
  2,500      Transport World Airlines, Inc.                              12,031
                                                                    -----------
                                                                        260,922
--------------------------------------------------------------------------------
TRANSPORTATION-RAILROAD: 0.2%

    400      Florida East Coast Industries, Inc.                         14,075
    900     *Swift Transportation Co., Inc.                              25,031
  1,900      Wisconsin Central Transportation Corp.                      32,478
                                                                    -----------
                                                                         71,584
--------------------------------------------------------------------------------
TRANSPORTATION-SHIPPING: 0.3%

  1,400      Alexander & Baldwin, Inc.                                   32,112
    900     *Gulfmark Offshore, Inc.                                     14,147
  2,300      Hvide Marine, Inc. Cl. A                                    11,572
    800      Kirby Corp.                                                 15,950
  1,000      Overseas Shipholding Group, Inc.                            16,063
  1,100      Werner Enterprises, Inc.                                    19,456
                                                                    -----------
                                                                        109,300
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCKING: 0.7%

  1,400      American Freightways Corp.                                  16,144
    800      Arnold Industries, Inc.                                     12,850
  1,800     *C.H.Robinson Worldwide, Inc.                                46,631
  1,000     *Consolidated Freightways Corp.                              16,063
    700      Covenant Transport, Inc. Cl. A                              12,513
    900      Expeditors International of Washington, Inc.                37,912
    800      Hunt (J.B.) Transport Services, Inc.                        18,375
    700      Knight Transportation, Inc.                                 18,025
    400      Landstar System, Inc.                                       16,700
    500      M.S. Carriers, Inc.                                         16,312
    800      Roadway Express, Inc.                                       11,625
  1,100      Smart & Final, Inc.                                         10,588
  1,000      U.S. Freightways Corp.                                      29,125
    900      Yellow Corp.                                                17,184
                                                                    -----------
                                                                        280,047
--------------------------------------------------------------------------------
UTILITIES: 0.8%

    300      Aquarion Co.                                                12,300
  2,700      Avista Corp.                                                51,975
    400      California Water Service Group                              12,525
    700      CILCORP, Inc.                                               42,831
    500      Orange & Rockland Utilities, Inc.                           28,500
    500      Pennsylvania Enterprises, Inc.                              12,750
    900      Philadelphia Suburban Corp.                                 26,606
  1,800      Rochester Gas and Electric Corp.                            56,250
    900      SIGCORP, Inc.                                               32,119
  1,000      United Water Resources, Inc.                                23,938
                                                                    -----------
                                                                        299,794
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: 1.9%

    800      Black Hills Corp.                                           21,100
    700      Calpine Corp.                                               17,675
    900      Central Hudson Gas & Electric Corp.                         40,275
  1,200      CLECO Corp.                                                 41,175
  1,200      CMP Group, Inc.                                             22,650
    700      Commonwealth Energy System                                  28,350
    700      Eastern Utilities Associates                                19,775
  2,000      El Paso Electric Co.                                        17,500
    600      Empire District Electric Co.                                14,850
  1,500      Hawaiian Electric Industries, Inc.                          60,375
  1,800      IdaCorp, Inc.                                               65,137
    600      Madison Gas & Electric Co.                                  13,763
  1,500      Minnesota Power, Inc.                                       66,000
  2,400      Nevada Power Co.                                            62,400
    800      Northwestern Corp.                                          21,150

                                     MSF-97

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX PORTFOLIO
DECEMBER 31, 1998


                                                                       VALUE
SHARES               ISSUE                                            (NOTE 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC: (CONTINUED)

    400      Otter Tail Power Co.                                   $    16,025
  2,200      Public Service Co. of New Mexico                            44,962
  1,400      Sierra Pacific Resources                                    53,200
    400      TNP Enterprises, Inc.                                       15,175
  1,200      Unisource Energy Corp.                                      16,200
    800      United Illuminating Co.                                     41,200
  1,300      WPS Resources Corp.                                         45,825
                                                                     ----------
                                                                        744,762
--------------------------------------------------------------------------------
UTILITIES-GAS DISTRIBUTION & PIPELINES: 2.2%

  2,700      AGL Resources, Inc.                                         62,269
  1,700      Aquila Gas Pipeline Corp.                                   14,556
  1,500      Atmos Energy Corp.                                          48,375
    500      Bay State Gas Co.                                           19,906
    300      Colonial Gas Co.                                            10,463
    400      Connecticut Energy Corp.                                    12,200
    900      Eastern Enterprises                                         39,375
  1,900      Equitable Resources, Inc.                                   55,337
  1,100      Indiana Energy, Inc.                                        27,088
    600      Laclede Gas Co.                                             16,050
  2,400      MDU Resources Group, Inc.                                   63,150
    700      New Jersey Resources Corp.                                  27,650
    500      North Carolina Natural Gas Corp.                            16,594
    900      Northwest Natural Gas Co.                                   23,288
    500      NUI Corp.                                                   13,406
  1,600      Peoples Energy Corp.                                        63,800
  1,400      Piedmont Natural Gas Co., Inc.                              50,575
    700      Public Service Co. of North Carolina, Inc.                  18,200
    700      SEMCO Energy, Inc.                                          11,419
    500      South Jersey Industries, Inc.                               13,094
    630      Southern Union Co.                                          15,356
  1,600      Southwest Gas Corp.                                         43,000
  1,900      Southwestern Energy Co.                                     14,250
    800      TransMontaigne, Inc.                                        12,100
  1,800      UGI Corp.                                                   42,750
  2,100      Washington Gas Light Co.                                    56,962
  1,400      Western Gas Resources, Inc.                                  8,050
  1,400      WICOR, Inc.                                                 30,537
    400      Yankee Energy Systems, Inc.                                 11,650
                                                                     ----------
                                                                        841,450
--------------------------------------------------------------------------------
UTILITIES-MISCELLANEOUS: 0.0%

    300      E'town Corp.                                                14,213
--------------------------------------------------------------------------------
UTILITIES-TELEPHONE: 0.4%

  1,500      Aliant Communications, Inc.                                 61,172
    500      CFW Communications Co.                                      11,563
  1,100      Commnet Cellular, Inc.                                      13,544
    600      IDT Corp.                                                    9,206
  1,900     *ITC Deltacom, Inc.                                          28,856
  1,100     *Omnipoint Corp.                                             10,347
  1,500      Tel-Save Holdings, Inc.                                     25,078
                                                                     ----------
                                                                        159,766
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost : $35,578,099) ................................   37,457,808
                                                                    -----------
--------------------------------------------------------------------------------
 FACE                                           INTEREST    MATURITY     VALUE
AMOUNT               ISSUE                        RATE        DATE     (NOTE 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 2.2%
--------------------------------------------------------------------------------
825,000      Federal Home Loan Bank                4.500%      1/4/99   824,691
                                                                    -----------
             TOTAL SHORT TERM OBLIGATIONS
             (Cost : $824,691) ...................................      824,691
                                                                    -----------
--------------------------------------------------------------------------------

             TOTAL INVESTMENTS : 100.4%
             (Cost $36,402,790)                                      38,282,499
                                                                    -----------
             OTHER ASSETS LESS LIABILITIES  (0.4)% ...............     (135,734)
                                                                    -----------
             TOTAL NET ASSETS : 100.0% ...........................  $38,146,765
                                                                    ===========
--------------------------------------------------------------------------------
LEDGEND:

*Non-income producing security.

                      See Notes to Financial Statements.

                                     MSF-98

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                        STATE STREET
                                         STATE STREET    STATE STREET     RESEARCH      STATE STREET
                                           RESEARCH        RESEARCH        MONEY          RESEARCH
                                            GROWTH          INCOME         MARKET       DIVERSIFIED
                                          PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO
                                        ---------------  -------------  ------------  -----------------
ASSETS:         Investments, at value
                 (Note 1A) (1) .......  $3,115,379,401   $543,321,376   $40,885,432    $2,679,818,583
                Cash .................          19,231         21,365        30,879                --
                Foreign currencies
                 held at value (2) ...              --             --            --                --
                Receivable for
                 investment securities
                 sold.................       3,275,918      4,395,308            --         7,388,736
                Receivable for fund
                 shares sold .........              --             --       293,382            80,557
                Receivable for
                 dividends and
                 interest.............       3,131,146      7,525,243            --        17,796,756
                Unrealized
                 appreciation on
                 forward contracts
                 (Note 8) ............              --        118,342            --           209,813
                Collateral for
                 securities loaned
                 (Note 7) ............      98,207,601     32,565,860            --       171,193,726
                Other assets .........         163,770          3,441            14            80,300
                                        --------------   ------------   -----------    --------------
                     TOTAL ASSETS ....   3,220,177,067    587,950,935    41,209,707     2,876,568,471
                                        --------------   ------------   -----------    --------------

LIABILITIES:    Bank overdraft .......              --             --            --           633,723
                Payable for investment
                 securities purchased.       8,226,272     28,324,280            --        46,694,660
                Payable for capital
                 stock repurchased ...         352,547         32,521         3,099            14,627
                Unrealized
                 depreciation on
                 forward contracts
                 (Note 8) ............              --             --            --                --
                Return of collateral
                 for securities loaned
                 (Note 7) ............      98,207,601     32,565,860            --       171,193,727
                Accrued investment
                 management fee (Note
                 3)...................       1,205,157        141,828         8,521           940,258
                Accrued and other
                 liabilities..........         104,379         32,073        13,352           104,411
                                        --------------   ------------   -----------    --------------
                     TOTAL LIABILITIES     108,095,956     61,096,562        24,972       219,581,405
                                        --------------   ------------   -----------    --------------
NET ASSETS:                             $3,112,081,111   $526,854,373   $41,184,735    $2,656,987,066
                                        ==============   ============   ===========    ==============

COMPOSITION OF
NET ASSETS:     Paid-in-capital ......   2,308,999,366    518,319,931    41,179,711     2,279,495,226
                 Undistributed/
                 (overdistributed)
                 net investment
                 income/(loss)........        (243,490)      (805,846)        2,735        (1,752,166)
                Net unrealized
                 appreciation/
                 (depreciation).......     756,429,561     10,923,390            --       357,500,084
                Accumulated net
                 realized gain/(loss).      46,895,674     (1,583,102)        2,289        21,743,921
                                        --------------   ------------   -----------    --------------
                     NET ASSETS ......  $3,112,081,111   $526,854,373   $41,184,735    $2,656,987,066
                                        ==============   ============   ===========    ==============
                     SHARES
                      OUTSTANDING.....      83,888,115     41,223,047     3,978,258       144,508,015
                                        ==============   ============   ===========    ==============
                     NET ASSET VALUE
                      PER SHARE ......  $        37.10   $      12.78   $     10.35    $        18.39
                                        ==============   ============   ===========    ==============

                ---------------------------------------------------------------------------------------
                Notes:
                (1) Investments, at
                 cost.................  $2,358,963,391   $532,517,230   $40,885,432    $2,322,535,791
                (2) Cost of foreign
                 currency.............              --             --            --                --


          See Notes to Financial Statements.



                                     MSF-99

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                       STATE STREET                                      LOOMIS
                                         RESEARCH         METLIFE         SANTANDER      SAYLES
                                        AGGRESSIVE         STOCK        INTERNATIONAL  HIGH YIELD       JANUS
                                          GROWTH           INDEX            STOCK         BOND         MID CAP
                                        PORTFOLIO        PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ---------------  ---------------   -------------  ------------  ------------
ASSETS:         Investments, at value
                 (Note 1A) (1) .......$1,410,938,228   $3,089,695,399   $298,316,479   $41,573,301   $369,177,417
                Cash .................        20,554        5,863,632         18,737        16,714         42,361
                Foreign currencies
                 held at value (2) ...            --               --      1,481,148            --             --
                Receivable for
                 investment securities
                 sold.................    39,220,310       22,286,039        844,669        25,635     10,759,461
                Receivable for fund
                 shares sold .........         1,492       11,742,684             --        42,580             37
                Receivable for
                 dividends and
                 interest.............       287,929        3,328,613        325,147       853,555         41,087
                Unrealized
                 appreciation on
                 forward contracts
                 (Note 8) ............            --               --             --            --         61,814
                Collateral for
                 securities loaned
                 (Note 7) ............   186,159,167       57,174,530      4,715,747     2,382,985     56,840,221
                Other assets .........           869            8,586        326,433         8,812          6,622
                                      --------------   --------------   ------------   -----------   ------------
                     TOTAL ASSETS .... 1,636,628,549    3,190,099,483    306,028,360    44,903,582    436,929,020
                                      --------------   --------------   ------------   -----------   ------------

LIABILITIES:    Bank overdraft .......            --               --             --            --             --
                Payable for investment
                 securities purchased.    15,641,620       20,225,976      1,473,648        76,225      7,026,414
                Payable for capital
                 stock repurchased ...     2,660,568               --      1,958,311            --      1,325,095
                Unrealized
                 depreciation on
                 forward contracts
                 (Note 8) ............            --               --        214,861            --             --
                Return of collateral
                 for securities loaned
                 (Note 7) ............   186,159,167       57,174,530      4,715,747     2,382,985     56,840,221
                Accrued investment
                 management fee
                 (Note 3).............       786,669          636,325        184,550        24,821        200,315
                Accrued and other
                 liabilities..........        43,939          143,668        100,331        16,560         33,064
                                      --------------   --------------   ------------  ------------    ------------
                   TOTAL LIABILITIES..   205,291,963       78,180,499      8,647,448     2,500,591     65,425,109
                                      --------------   --------------   ------------   -----------   ------------
NET ASSETS:                           $1,431,336,586   $3,111,918,984   $297,380,912   $42,402,991   $371,503,911
                                      ==============   ==============   ============   ===========   ============

COMPOSITION OF
NET ASSETS:     Paid-in-capital ...... 1,121,538,868    1,928,363,249    255,239,426    51,800,454    279,783,214
                 Undistributed/
                 (overdistributed)
                 net investment
                 income/(loss)........    (4,933,464)         (77,573)     1,518,261       (41,560)     (528,985)
                Net unrealized
                 appreciation/
                 (depreciation).......   303,801,881    1,142,925,615     26,443,264    (9,111,204)    82,690,135
                Accumulated net
                 realized gain/(loss).    10,929,301       40,707,693     14,179,961      (244,699)     9,559,547
                                      --------------   --------------   ------------   -----------   ------------
                     NET ASSETS ..... $1,431,336,586   $3,111,918,984   $297,380,912   $42,402,991   $371,503,911
                                      ==============   ==============   ============   ===========   ============
                     SHARES
                      OUTSTANDING.....    48,463,463       87,960,338     21,027,451     5,054,215     21,304,301
                                      ==============   ==============   ============   ===========   ============
                     NET ASSET VALUE
                      PER SHARE ......$        29.53   $        35.38   $      14.14   $      8.39   $      17.44
                                      ==============   ==============   ============   ===========   ============
-----------------------------------------------------------------------------------------------------------
                Notes:
                (1) Investments, at
                 cost.................$1,107,137,141   $1,946,769,784   $271,654,085   $50,684,573   $286,548,975
                (2) Cost of foreign
                 currency.............            --               --      1,501,577            --             --

                                         T. ROWE PRICE     SCUDDER
                                           SMALL CAP        GLOBAL
                                            GROWTH          EQUITY
                                           PORTFOLIO      PORTFOLIO
                                        --------------   -----------
ASSETS:         Investments, at value
                 (Note 1A) (1) .......$197,861,663    $114,344,353
                Cash .................      17,018          16,288
                Foreign currencies
                 held at value (2) ...          --              --
                Receivable for
                 investment securities
                 sold.................          --              --
                Receivable for fund
                 shares sold .........      16,710          63,281
                Receivable for
                 dividends and
                 interest.............          --         294,603
                Unrealized
                 appreciation on
                 forward contracts
                 (Note 8) ............          --              --
                Collateral for
                 securities loaned
                 (Note 7) ............  32,902,752       8,933,854
                Other assets .........          --          90,643
                                      ------------    ------------
                     TOTAL ASSETS .... 230,798,143     123,743,022
                                      ------------    ------------

LIABILITIES:    Bank overdraft .......          --              --
                Payable for investment
                 securities purchased.   3,060,909         573,300
                Payable for capital
                 stock repurchased ...   5,611,049              --
                Unrealized
                 depreciation on
                 forward contracts
                 (Note 8) ............          --         417,623
                Return of collateral
                 for securities loaned
                 (Note 7) ............  32,902,752       8,933,854
                Accrued investment
                 management fee
                 (Note 3).............      78,254          65,767
                Accrued and other
                 liabilities..........      13,213          37,481
                                       -----------     -----------
                   TOTAL LIABILITIES..  41,666,177      10,028,025
                                      ------------    ------------
NET ASSETS:                           $189,131,966    $113,714,997
                                      ============    ============

COMPOSITION OF
NET ASSETS:     Paid-in-capital ...... 178,493,580     101,853,797
                 Undistributed/
                 (overdistributed)
                 net investment
                 income/(loss)........     (39,366)        (12,776)
                Net unrealized
                 appreciation/
                 (depreciation).......  27,478,297      10,888,557
                Accumulated net
                 realized gain/(loss). (16,800,545)        985,419
                                      ------------    ------------
                     NET ASSETS ..... $189,131,966    $113,714,997
                                      ============    ============
                     SHARES
                      OUTSTANDING.....  15,387,997       9,187,904
                                      ============    ============
                     NET ASSET VALUE
                      PER SHARE ......$      12.29    $      12.38
                                      ============    ============
-----------------------------------------------------------------------
                Notes:
                (1) Investments, at
                 cost.................$170,383,366    $103,042,270
                (2) Cost of foreign
                 currency.............          --              --

                                      MSF-100

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998


                                                                         NEUBERGER                   LEHMAN
                                                              HARRIS      & BERMAN    T. ROWE       BROTHERS
                                                             OAKMARK      PARTNERS     PRICE       AGGREGATE
                                                            LARGE CAP     MID CAP    LARGE CAP        BOND
                                                              VALUE        VALUE       GROWTH        INDEX
                                                            PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                            ----------   ----------  ----------   -----------
ASSETS:          Investments, at value (Note 1A)(1)(3) .... $8,691,316   $9,271,766  $6,983,815   $67,037,221
                 Cash ................. ...................      2,215        2,883       2,319            --
                 Foreign currencies held at value (2) .....         --           --          --            --
                 Receivable for investment securities sold.         --       33,941          --       202,870
                 Receivable for fund shares sold ..........    223,296       39,329     280,629       280,314
                 Receivable for dividends and interest.....     10,735       13,385       2,492       689,568
                 Unrealized appreciation on forward
                   contracts  (Note 8) ....................         --           --          --            --
                 Collateral for securities loaned (Note 7).         --           --          --            --
                 Other assets .............................      5,163        5,870       6,436         9,761
                                                            ----------   ----------  ----------   -----------
                      TOTAL ASSETS ........................  8,932,725    9,367,174   7,275,691    68,219,734
                                                            ----------   ----------  ----------   -----------

LIABILITIES:     Bank overdraft ..........................          --           --          --       305,156
                 Payable for investment securities
                   purchased .............................     264,147      708,813     525,979     9,076,667
                 Payable for capital stock repurchased ...          --           --          --            --
                 Unrealized depreciation on forward
                   contracts (Note 8) ....................          --           --          --            --
                 Return of collateral for securities
                   loaned (Note 7) .......................          --           --          --            --
                 Accrued investment management fee
                   (Note 3)...............................       4,243        4,197       2,668        11,692
                 Accrued and other liabilities............       6,296        7,069       7,343        16,694
                                                            ----------   ----------  ----------   -----------
                      TOTAL LIABILITIES...................     274,686      720,079     535,993     9,410,209
                                                            ----------   ----------  ----------   -----------
NET ASSETS:                                                 $8,658,039   $8,647,095  $6,739,701   $58,809,525
                                                            ==========   ==========  ==========   ===========

COMPOSITION OF
NET ASSETS:      Paid-in-capital .........................   8,786,162    8,171,528   6,330,176    58,554,038
                 Undistributed/(overdistributed) net
                   investment income/(loss)...............        (523)      13,924       1,476       (23,240)
                 Net unrealized appreciation/
                   (depreciation) .......................     (127,600)     268,351     406,261       233,207
                 Accumulated net realized gain/(loss) ...           --      193,292       1,788        45,520
                                                            ----------   ----------  ----------   -----------
                      NET ASSETS ........................   $8,658,039   $8,647,095  $6,739,701   $58,809,525
                                                            ==========   ==========  ==========   ===========
                      SHARES OUTSTANDING.................      892,739      805,727     611,505     5,848,165
                                                            ==========   ==========  ==========   ===========
                      NET ASSET VALUE PER SHARE .........   $     9.70   $    10.73  $    11.02   $     10.06
                                                            ==========   ==========  ==========   ===========

                 --------------------------------------------------------------------------------------------
                 Notes:
                 (1) Investments, at cost................   $8,818,916   $9,003,415  $6,577,405   $66,804,014
                 (2) Cost of foreign currency............           --           --          --            --
                 See Notes to Financial Statements.

                                     MSF-101

--------------------------------------------------------------------------------




                                                              MORGAN
                                                              STANLEY       RUSSELL
                                                               EAFE          2000
                                                               INDEX         INDEX
                                                             PORTFOLIO     PORTFOLIO
                                                            -----------   -----------
ASSETS:          Investments, at value (Note 1A)(1)(3) ...  $25,965,578   $38,282,499
                 Cash ....................................        9,864        20,810
                 Foreign currencies held at value (2) ....       21,734            --
                 Receivable for investment securities sold      252,307        94,907
                 Receivable for fund shares sold .........      188,699       292,989
                 Receivable for dividends and interest....       16,613        44,024
                 Unrealized appreciation on forward
                   contracts  (Note 8) ...................           --            --
                 Collateral for securities loaned (Note 7)           --            --
                 Other assets ............................       17,398        17,154
                                                            -----------   -----------
                      TOTAL ASSETS .......................   26,472,193    38,752,383
                                                            -----------   -----------

LIABILITIES:     Bank overdraft ..........................           --            --
                 Payable for investment securities
                   purchased .............................      989,274       575,799
                 Payable for capital stock repurchased ...           --            --
                 Unrealized depreciation on forward
                   contracts (Note 8) ....................           --            --
                 Return of collateral for securities
                   loaned (Note 7) .......................           --            --
                 Accrued investment management fee
                   (Note 3)...............................        5,777         7,036
                 Accrued and other liabilities............       23,691        22,783
                                                            -----------   -----------
                      TOTAL LIABILITIES...................    1,018,742       605,618
                                                            -----------   -----------
NET ASSETS:                                                 $25,453,451   $38,146,765
                                                            ===========   ===========

COMPOSITION OF
NET ASSETS:      Paid-in-capital .........................   23,758,026    36,226,074
                 Undistributed/(overdistributed) net
                   investment income/(loss)...............       (1,920)       10,315
                 Net unrealized appreciation/
                   (depreciation) .......................     1,821,025     1,879,709
                 Accumulated net realized gain/(loss) ...      (123,680)       30,667
                                                            -----------   -----------
                      NET ASSETS ........................   $25,453,451   $38,146,765
                                                            ===========   ===========
                      SHARES OUTSTANDING.................     2,357,015     3,621,808
                                                            ===========   ===========
                      NET ASSET VALUE PER SHARE .........   $     10.80   $     10.53
                                                            ===========   ===========

                 -----------------------------------------  ----------------------------
                 Notes:
                 (1) Investments, at cost................   $24,143,851   $36,402,790
                 (2) Cost of foreign currency............        21,706            --
                 See Notes to Financial Statements.

                                    MSF-102

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                     STATE STREET
                                                    STATE STREET     STATE STREET      RESEARCH       STATE STREET
                                                      RESEARCH         RESEARCH         MONEY           RESEARCH
                                                       GROWTH           INCOME          MARKET         DIVERSIFIED
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                    ------------     ------------    ------------    ---------------
INVESTMENT       Interest (Note 1B)(1)...........   $ 10,581,378     $30,269,946     $2,354,117       $ 75,031,119
INCOME:          Dividends (Note 1B) ............     31,436,543              --             --         14,244,449
                                                    ------------     -----------     ----------       ------------
                      Total investment income,
                       net of withholding
                       taxes(2) .................     42,017,921      30,269,946      2,354,117         89,275,568
                                                    ------------     -----------     ----------       ------------

EXPENSES:        Investment management fee
                  (Note 3A) .....................     13,095,405       1,514,111        105,727         10,067,374
                 Printing and distribution
                  fees ..........................        699,708         119,665         11,370            593,419
                 Custodian and transfer agent
                  fees ..........................        402,984         152,013         45,778            425,905
                 Audit and tax service fees......         32,042          20,160         12,064             34,041
                 Directors fees .................         10,695          10,695         10,695             10,695
                 Insurance fees .................          7,072           7,072          7,072              7,072
                 Other operating expenses........          8,024           8,022          7,917              8,023
                                                    ------------     -----------     ----------       ------------
                      Total expenses before
                       reimbursement.............     14,255,930       1,831,738        200,623         11,146,529
                                                    ------------     -----------     ----------       ------------
                      Less: expense
                       reimbursement.............             --              --             --                 --
                                                    ------------     -----------     ----------       ------------
                      Net expenses...............     14,255,930       1,831,738        200,623         11,146,529
                                                    ------------     -----------     ----------       ------------
                      NET INVESTMENT
                       INCOME/(LOSS).............     27,761,991      28,438,208      2,153,494         78,129,039
                                                    ------------     -----------     ----------       ------------

NET REALIZED     Investments ....................    239,558,292      10,224,874            (76)       156,508,638
GAIN/(LOSS)ON:   Foreign currency
                  transactions (Note 8)..........        218,135        (517,491)            --         (1,183,573)
                                                    ------------     -----------     ----------       ------------

                      NET REALIZED GAIN/(LOSS)...    239,776,427       9,707,383            (76)       155,325,065
                                                    ------------     -----------     ----------       ------------
NET UNREALIZED
APPRECIATION/    Beginning of period investments
(DEPRECIATION):   and foreign currency holdings
                  (Notes 8, 10)..................    355,872,622       7,694,955             --        179,266,518
                 End of period investments and
                  foreign currency holdings
                  (Notes 8, 10) .................    756,429,561      10,923,390             --        357,500,084
                                                    ------------     -----------     ----------       ------------
                      NET UNREALIZED
                       APPRECIATION/
                       (DEPRECIATION.............    400,556,939       3,228,435             --        178,233,566
                                                    ------------     -----------     ----------       ------------
                      NET INCREASE/(DECREASE)
                       IN NET ASSETS RESULTING
                       FROM OPERATIONS...........   $668,095,357     $41,374,026     $2,153,418       $411,687,670
                                                    ============     ===========     ==========       ============

                 ---------------------------------------------------------------------------------------------------
                 Notes:
                 (1) Income on securities
                     loaned......................   $    241,613     $    42,302             --       $    236,840
                 (2) Withholding taxes ..........        301,848         (29,830)            --             47,208



                See Notes to Financial Statements.


                                    MSF-103

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                   STATE STREET                                    LOOMIS
                                                     RESEARCH        METLIFE        SANTANDER      SAYLES
                                                    AGGRESSIVE        STOCK       INTERNATIONAL  HIGH YIELD
                                                      GROWTH          INDEX           STOCK         BOND
                                                     PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                   ------------   --------------  -------------  ------------
INVESTMENT       Interest (Note 1B)(1)...........  $  3,861,386   $      558,808  $   681,552    $ 4,079,504
INCOME:          Dividends (Note 1B) ............     3,643,316       37,814,969    4,749,079        185,335
                                                   ------------   --------------  -----------    -----------
                      Total investment income,
                       net of withholding
                       taxes(2) .................     7,504,702       38,373,777    5,430,631      4,264,839
                                                   ------------   --------------  -----------    -----------

EXPENSES:        Investment management fee
                  (Note 3A) .....................    9,539,534        6,387,967    2,161,315        266,117
                 Printing and distribution
                  fees ..........................      366,280          631,456      135,520          9,353
                 Custodian and transfer agent
                  fees ..........................       205,438          494,674      567,860         82,655
                 Audit and tax service fees......        23,505           25,347       16,104         13,986
                 Directors fees .................        10,695           10,695       10,695         10,695
                 Insurance fees .................         7,072            7,072        7,072          7,072
                 Other operating expenses........         8,021           28,622       42,193          6,890
                                                   ------------   --------------  -----------    -----------
                      Total expenses before
                       reimbursement.............    10,160,545        7,585,833    2,940,759        396,768
                                                   ------------   --------------  -----------    -----------
                      Less: expense
                       reimbursement.............            --               --           --         69,673
                                                   ------------   --------------  -----------    -----------
                      Net expenses...............    10,160,545        7,585,833    2,940,759        327,095
                                                   ------------   --------------  -----------    -----------
                      NET INVESTMENT
                       INCOME/(LOSS).............    (2,655,843)      30,787,944    2,489,872      3,937,744
                                                   ------------   --------------  -----------    -----------

NET REALIZED     Investments ....................    74,328,959      139,102,111   26,270,587        167,524
GAIN/(LOSS)ON:   Foreign currency
                  transactions (Note 8)..........        (1,658)               5   (1,730,035)       (25,419)
                                                   ------------   --------------  -----------    -----------

                      NET REALIZED GAIN/(LOSS)...    74,327,301      139,102,116   24,540,552        142,105
                                                   ------------   --------------  -----------    -----------
NET UNREALIZED
APPRECIATION/    Beginning of period investments
(DEPRECIATION):   and foreign currency holdings
                  (Notes 8, 10)..................   196,900,177      680,466,140   (4,246,703)    (1,078,040)
                 End of period investments and
                  foreign currency holdings
                  (Notes 8, 10) .................   303,801,880    1,142,925,615   26,443,264     (9,111,204)
                                                   ------------   --------------  -----------    -----------
                      NET UNREALIZED
                       APPRECIATION/
                       (DEPRECIATION.............   106,901,703      462,459,475   30,689,967     (8,033,164)
                                                   ------------   --------------  -----------    -----------
                      NET INCREASE/(DECREASE)
                       IN NET ASSETS RESULTING
                       FROM OPERATIONS...........  $178,573,161   $  632,349,535  $57,720,391     (3,953,315)
                                                   ============   ==============  ===========    ===========

                 ---------------------------------------------------------------------------------------------
                 Notes:
                 (1) Income on securities
                     loaned......................  $    326,469   $      108,052  $    92,362    $     4,468
                 (2) Withholding taxes ..........        41,509          222,418      669,812          3,156

                                                                  T. ROWE PRICE       SCUDDER
                                                      JANUS         SMALL CAP         GLOBAL
                                                     MID CAP         GROWTH           EQUITY
                                                    PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                   ------------    ------------    -------------
INVESTMENT       Interest (Note 1B)(1)...........   $   765,721    $    540,690      $   876,076
INCOME:          Dividends (Note 1B) ............       542,009         383,958        1,451,008
                                                    -----------    ------------      -----------
                      Total investment income,
                       net of withholding
                       taxes(2) .................     1,307,730         924,648        2,327,084
                                                    -----------    ------------      -----------

EXPENSES:        Investment management fee
                  (Note 3A) .....................     1,584,660         764,242          674,520
                 Printing and distribution
                  fees ..........................        47,466          33,389           21,631
                 Custodian and transfer agent
                  fees ..........................       133,840         120,004          193,570
                 Audit and tax service fees......        14,648          14,375           14,143
                 Directors fees .................        10,695          10,695           10,695
                 Insurance fees .................         7,072           7,072            7,072
                 Other operating expenses........         6,889           6,891            6,890
                                                    -----------    ------------      -----------
                      Total expenses before
                       reimbursement.............     1,805,270         956,668          928,521
                                                    -----------    ------------      -----------
                      Less: expense
                       reimbursement.............            --              --           56,893
                                                    -----------    ------------      -----------
                      Net expenses...............     1,805,270         956,668          871,628
                                                    -----------    ------------      -----------
                      NET INVESTMENT
                       INCOME/(LOSS).............      (497,540)        (32,020)       1,455,456
                                                    -----------    ------------      -----------

NET REALIZED     Investments ....................    12,555,618     (16,406,132)       1,445,317
GAIN/(LOSS)ON:   Foreign currency
                  transactions (Note 8)..........      (300,370)             (4)         (53,456)
                                                    -----------    ------------      -----------

                      NET REALIZED GAIN/(LOSS)...    12,255,248     (16,406,136)       1,391,861
                                                    -----------    ------------      -----------
NET UNREALIZED
APPRECIATION/    Beginning of period investments
(DEPRECIATION):   and foreign currency holdings
                  (Notes 8, 10)..................    10,847,186       5,049,772        1,942,819
                 End of period investments and
                  foreign currency holdings
                  (Notes 8, 10) .................    82,690,135      27,478,297       10,888,557
                                                    -----------    ------------      -----------
                      NET UNREALIZED
                       APPRECIATION/
                       (DEPRECIATION.............    71,842,949      22,428,525        8,945,738
                                                    -----------    ------------      -----------
                      NET INCREASE/(DECREASE)
                       IN NET ASSETS RESULTING
                       FROM OPERATIONS...........   $83,600,657    $  5,990,369      $11,793,055
                                                    ===========    ============      ===========

                 -------------------------------------------------------------------------------------
                 Notes:
                 (1) Income on securities
                     loaned......................   $   155,689    $     76,992      $    33,849
                 (2) Withholding taxes ..........        27,003             631          157,520

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                  NEUBERGER                            LEHMAN
                                                                  HARRIS           &BERMAN           T. ROWE          BROTHERS
                                                                 OAKMARK           PARTNERS           PRICE           AGGREGATE
                                                                LARGE CAP          MID CAP          LARGE CAP           BOND
                                                                  VALUE             VALUE            GROWTH             INDEX
                                                              PORTFOLIO(3)       PORTFOLIO(3)      PORTFOLIO(3)      PORTFOLIO(3)
                                                             ----------------  ----------------  ---------------  -----------------
INVESTMENT       Interest (Note 1B)(1) ....................     $  11,349          $  6,258         $  4,262          $443,393
INCOME:          Dividends (Note 1B) ......................        17,908            24,596            3,978                --
                                                                ---------          --------         --------          --------
                      Total investment income, net of
                       withholding taxes(2)................        29,257            30,854            8,240           443,393
                                                                ---------          --------         --------          --------

EXPENSES:        Investment management fee (Note 3A) ......         6,470             6,314            3,585            18,962
                 Printing and distribution fees ...........         1,535             1,790            1,279            14,068
                 Custodian and transfer agent fees ........         2,554             3,438            4,261             6,722
                 Audit and tax service fees ...............         2,930             2,935            2,925             3,175
                 Directors fees ...........................         1,059             1,059            1,059             1,059
                 Insurance fees ...........................         1,304             1,304            1,304             1,304
                 Other operating expenses .................           651               652              650               652
                                                                ---------          --------         --------          --------
                      Total expenses before reimbursement..        16,503            17,492           15,063            45,942
                                                                ---------          --------         --------          --------
                      Less: expense reimbursement..........        10,059            11,109           12,188            13,248
                                                                ---------          --------         --------          --------
                      Net expenses.........................         6,444             6,383            2,875            32,694
                                                                ---------          --------         --------          --------
                      NET INVESTMENT INCOME/(LOSS) ........        22,813            24,471            5,365           410,699
                                                                ---------          --------         --------          --------

NET REALIZED     Investments ..............................            --           193,292            3,279            45,520
GAIN/(LOSS)ON:   Foreign currency transactions (Note 8) ...            --                --           (1,491)               --
                                                                ---------          --------         --------          --------
                      NET REALIZED GAIN/(LOSS) ............            --           193,292            1,788            45,520
                                                                ---------          --------         --------          --------

NET UNREALIZED
APPRECIATION/    Beginning of period investments and
(DEPRECIATION):   foreign currency holdings
                  (Notes 8, 10) ...........................            --                --               --                --
                 End of period investments and foreign
                  currency holdings
                  (Notes 8, 10) ...........................      (127,600)          268,351          406,261           233,207
                                                                ---------          --------         --------          --------
                      NET UNREALIZED
                       APPRECIATION/(DEPRECIATION) ........      (127,600)          268,351          406,261           233,207
                                                                ---------          --------         --------          --------
                      NET INCREASE/(DECREASE) IN NET ASSETS
                       RESULTING FROM OPERATIONS ..........     $(104,787)         $486,114         $413,414          $689,426
                                                                =========          ========         ========          ========

                 ------------------------------------------------------------------------------------------------------------------
                 Notes:
                 (1) Income on  securities loaned .........            --                --               --                --
                 (2) Withholding taxes ....................            --          $     14         $      8          $    360
                 (3) For the Period November 9, 1998
                      through December 31, 1998.
                 See Notes to Financial Statements.



                                     MSF-105

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998



                                                                    MORGAN
                                                                    STANLEY          RUSSELL
                                                                     EAFE             2000
                                                                    INDEX            INDEX
                                                                 PORTFOLIO(3)     PORTFOLIO(3)
                                                               ---------------  --------------
INVESTMENT       Interest (Note 1B)(1) ....................      $   17,532       $   11,823
INCOME:          Dividends (Note 1B) ......................          21,434           77,390
                                                                 ----------       ----------
                     Total investment income, net of
                       withholding taxes(2)................          38,966           89,213
                                                                 ----------       ----------

EXPENSES:        Investment management fee (Note 3A) ......           9,366           11,355
                 Printing and distribution fees ...........           6,139            8,185
                 Custodian and transfer agent fees ........          24,356           24,311
                 Audit and tax service fees ...                       3,020            3,060
                 Directors fees ...............                       1,059            1,059
                 Insurance fees ...............                       1,304            1,304
                 Other operating expenses .................             651              651
                      Total expenses before reimbursement..      ----------       ----------
                      Less: expense reimbursement..........          45,895           49,925
                                                                 ----------       ----------
                      Net expenses.........................          29,980           30,690
                      NET INVESTMENT INCOME/(LOSS) ........          15,915           19,235
                                                                 ----------       ----------
                                                                     23,051           69,978
                                                                 ----------       ----------


NET REALIZED     Investments ..............................         (25,944)          30,667
GAIN/(LOSS)ON:   Foreign currency transactions (Note 8) ...         (97,736)              --
                                                                 ----------       ----------
                      NET REALIZED GAIN/(LOSS) ............        (123,680)          30,667
                                                                 ----------       ----------

NET UNREALIZED
APPRECIATION/    Beginning of period investments and
(DEPRECIATION):   foreign currency holdings
                  (Notes 8, 10) ...........................              --               --
                 End of period investments and foreign
                  currency holdings
                  (Notes 8, 10) ...........................       1,821,025        1,879,709
                                                                 ----------       ----------
                      NET UNREALIZED
                       APPRECIATION/(DEPRECIATION).........       1,821,025        1,879,709
                                                                 ----------       ----------
                      NET INCREASE/(DECREASE) IN NET ASSETS
                       RESULTING FROM OPERATIONS ..........      $1,720,396       $1,980,354
                                                                 ==========       ==========

                ----------------------------------------------------------------------------------------------
                Notes:
                 (1) Income on  securities loaned .........              --               --
                 (2) Withholding taxes ....................      $    2,487       $        7
                 (3) For the Period November 9, 1998
                     through December 31, 1998.

                See Notes to Financial Statements.






                                    MSF-106

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    State Street                      State Street
                                                  Research Growth                   Research Income
                                                     Portfolio                         Portfolio
                                          -------------------------------    ----------------------------
Increase/(Decrease) in Net Assets From:    For the Year     For the Year      For the Year    For the Year
                                              Ended            Ended             Ended           Ended
                                           December 31,     December 31,      December 31,    December 31,
                                               1998             1997              1998            1997
                                          ---------------  ----------------  --------------  --------------
Operations:   Net investment
               income/(loss)............  $   27,761,991   $   27,619,047    $ 28,438,208    $ 25,458,694
              Net realized gain/(loss)
               from investment and
               foreign currency
               transactions ............     239,776,427      346,717,684       9,707,383       3,041,326
              Unrealized
               appreciation/(depreciation)
               of investments and
               foreign currency
               holdings.................     400,556,939      112,123,732       3,228,435       8,112,454
                                           --------------   --------------    ------------    ------------
              Net
               increase/(decrease) in
               net assets resulting from
               operations...............     668,095,357      486,460,463      41,374,026      36,612,474
                                            --------------   --------------    ------------    ------------
Distributions Net investment income          (27,738,839)     (27,776,294)    (30,426,440)    (26,501,290)
     to       Net realized gain from
Shareholders:  investment
               transactions ............    (258,432,068)    (386,087,667)     (9,521,620)     (1,217,790)
                                          --------------   --------------    ------------    ------------
              Total Distributions
               (Note 4) ................    (286,170,907)    (413,863,961)    (39,948,060)    (27,719,080)
                                          --------------   --------------    ------------    ------------

Capital Share Net proceeds from sale
               of shares ...............     183,944,051      281,613,597      99,254,831      25,921,259
Transactions: Net asset value of
               shares issued to
               shareholders in
               reinvestment of
               distributions ...........     286,170,907      413,863,961      39,948,060      27,719,080
              Shares redeemed ..........     (89,019,880)     (16,740,952)    (25,965,115)    (33,737,940)
                                          --------------   --------------    ------------    ------------
              Net Capital Stock
               Transactions
               (Note 9) ................     381,095,078      678,736,606     113,237,776      19,902,399
                                          --------------   --------------    ------------    ------------
              NET INCREASE/(DECREASE)
               IN NET ASSETS ...........     763,019,528      751,333,108     114,663,742      28,795,793

              NET ASSETS: Beginning
               of period ...............   2,349,061,583    1,597,728,475     412,190,631     383,394,838
                                          --------------   --------------    ------------    ------------
              NET ASSETS: End of
               period...................  $3,112,081,111   $2,349,061,583    $526,854,373    $412,190,631
                                          ==============   ==============    ============    ============
-----------------------------------------------------------------------------------------------------------


                                                                                               State Street
                                                                                          Research Money Market
                                                                                                Portfolio
                                                                                 --------------------------------------
Increase/(decrease) In Net Assets From:                                           For The Year           For The Years
                                                                                     Ended                   Ended
                                                                                  December 31,            December 31,
                                                                                      1998                    1997
                                                                                 --------------         ---------------
Operations:       Net investment income/(loss).........................          $  2,153,494           $  2,140,715
                  Net realized gain/(loss) from  investment and
                    foreign currency transactions .....................                   (76)                   561
                  Unrealized appreciation/ (depreciation) of
                    investments  and foreign currency holdings.........                    --                     --
                                                                                 ------------           ------------
                  Net increase/(decrease) in net assets resulting
                    from operations....................................             2,153,418              2,141,276
                                                                                 ------------           ------------

Distributions To  Net investment income................................            (2,137,755)            (2,143,228)
Shareholders:     Net realized gain from investment transactions ......                    --                   (561)
                                                                                 ------------           ------------
                  Total Distributions (Note 4) ........................            (2,137,755)            (2,143,789)
                                                                                 ------------           ------------

Capital Share     Net proceeds from sale of shares ....................            40,779,247             25,785,388
Transactions:     Net asset value of shares issued to shareholders
                    in reinvestment of distributions ..................             2,137,755              2,143,789
                  Shares redeemed .....................................           (41,227,769)           (30,083,456)
                                                                                 ------------           ------------
                  Net Capital Stock Transactions
                    (Note 9) ..........................................             1,689,233             (2,154,279)
                                                                                 ------------           ------------
                  NET INCREASE/(DECREASE) IN NET ASSETS ...............             1,704,896             (2,156,792)
                  NET ASSETS: Beginning of period .....................            39,479,839             41,636,631
                                                                                 ------------           ------------
                  NET ASSETS: End of period............................          $ 41,184,735           $ 39,479,839
                                                                                 ============           ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.


                                    MSF-107

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               STATE STREET RESEARCH              STATE STREET RESEARCH
                                                    DIVERSIFIED                     AGGRESSIVE GROWTH
                                                     PORTFOLIO                          PORTFOLIO
                                         ---------------------------------   -------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:   FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE YEAR
                                             ENDED             ENDED             ENDED            ENDED
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                              1998              1997              1998             1997
                                         ---------------  -----------------  ---------------  ---------------
OPERATIONS:       Net investment
                   income/(loss)........ $   78,129,039   $     60,099,946   $   (2,655,843)  $   (1,316,297)
                  Net realized
                   gain/(loss) from
                   investment and
                   foreign currency
                   transactions ........    155,325,065        216,669,622       74,327,301       30,729,705
                  Unrealized
                   appreciation/
                   (depreciation) of
                   investments
                   and foreign currency
                   holdings.............    178,233,566         39,574,009      106,901,703       60,037,942
                                         --------------   ----------------   --------------   --------------
                  Net
                   increase/(decrease)
                   in net
                   assets resulting from
                   operations...........    411,687,670        316,343,577      178,573,161       89,451,350
                                         --------------   ----------------   --------------   --------------

DISTRIBUTIONS TO  Net investment income    (75,191,870)       (61,064,178)              --               --
SHAREHOLDERS:     Net realized gain from
                   investment
                   transactions ........   (172,104,275)      (237,658,263)     (82,562,223)     (55,883,502)
                                         --------------   ----------------   --------------   --------------
                  Total Distributions
                   (Note 4) ............   (247,296,145)      (298,722,441)     (82,562,223)     (55,883,502)
                                         --------------   ----------------   --------------   --------------

CAPITAL SHARE     Net proceeds from sale
                   of shares ...........    293,938,943        226,893,034      116,275,245      103,191,357
TRANSACTIONS:     Net asset value of
                   shares issued to
                   shareholders in
                   reinvestment of
                   distributions .......    247,296,145        298,722,441       82,562,223       55,883,502
                  Shares redeemed ......    (30,871,261)        (9,846,064)    (255,467,432)    (122,536,459)
                                         --------------   ----------------   --------------   --------------
                  Net Capital Stock
                   Transactions
                   (Note 9) ............    510,363,827        515,769,411      (56,629,964)      36,538,400
                                         --------------   ----------------   --------------   --------------
                  NET
                   INCREASE/(DECREASE)
                   IN
                   NET ASSETS ..........    674,755,352        533,390,547       39,380,974       70,106,248
                  NET ASSETS: Beginning
                   of period ...........  1,982,231,714      1,448,841,167    1,391,955,612    1,321,849,364
                                         --------------   ----------------   --------------   --------------
                  NET ASSETS: End of
                  period................ $2,656,987,066     $1,982,231,714   $1,431,336,586   $1,391,955,612
                                         ==============   ================   ==============   ==============

                                                     METLIFE                        SANTANDER
                                                   STOCK INDEX                 INTERNATIONAL STOCK
                                                    PORTFOLIO                       PORTFOLIO
                                         -------------------------------   --------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:   FOR THE YEAR     FOR THE YEAR    FOR THE YEAR      FOR THE YEAR
                                             ENDED            ENDED            ENDED             ENDED
                                          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                              1998             1997            1998              1997
                                         ---------------  ---------------  --------------   ---------------
OPERATIONS:       Net investment
                   income/(loss)........ $   30,787,944   $   23,100,778   $   2,489,872     $  2,309,120
                  Net realized
                   gain/(loss) from
                   investment and
                   foreign currency
                   transactions ........    139,102,116       17,206,056      24,540,552        7,855,657
                  Unrealized
                   appreciation/
                   (depreciation) of
                   investments
                   and foreign currency
                   holdings.............    462,459,475      376,814,539      30,689,967      (15,285,575)
                                         --------------   --------------   -------------     ------------
                  Net
                   increase/(decrease)
                   in net
                   assets resulting from
                   operations...........    632,349,535      417,121,373      57,720,391       (5,120,798)
                                         --------------   --------------   -------------     ------------

DISTRIBUTIONS TO  Net investment income     (30,643,302)     (23,568,303)     (3,280,730)              --
SHAREHOLDERS:     Net realized gain from
                   investment
                   transactions ........    (97,483,702)     (16,507,210)        (82,089)              --
                                         --------------   --------------   -------------     ------------
                  Total Distributions
                   (Note 4) ............   (128,127,004)     (40,075,513)     (3,362,819)              --
                                         --------------   --------------   -------------     ------------

CAPITAL SHARE     Net proceeds from sale
                   of shares ...........    578,786,140      496,672,317     179,209,872       49,148,625
TRANSACTIONS:     Net asset value of
                   shares issued to
                   shareholders in
                   reinvestment of
                   distributions .......    128,127,004       40,075,513       3,362,819               --
                  Shares redeemed ......   (119,696,727)     (15,610,988)   (206,638,160)     (80,764,501)
                                         --------------   --------------   -------------     ------------
                  Net Capital Stock
                   Transactions
                   (Note 9) ............    587,216,417      521,136,842     (24,065,469)     (31,615,876)
                                         --------------   --------------   -------------     ------------
                  NET
                   INCREASE/(DECREASE)
                   IN
                   NET ASSETS ..........  1,091,438,948      898,182,702      30,292,103      (36,736,674)
                  NET ASSETS: Beginning
                   of period ...........  2,020,480,036    1,122,297,334     267,088,809      303,825,483
                                         --------------   --------------   -------------     ------------
                  NET ASSETS: End of
                  period................ $3,111,918,984   $2,020,480,036   $ 297,380,912     $267,088,809
                                         ==============   ==============   =============     ============

                                    MSF-108

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       LOOMIS SAYLES                      JANUS
                                                                       HIGH YIELD BOND                    MID CAP
                                                                          PORTFOLIO                      PORTFOLIO
                                                                -----------------------------  ------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:                         FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                                                     ENDED          ENDED           ENDED           ENDED
                                                                  DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                      1998         1997(1)           1998          1997(1)
                                                                -------------  --------------  --------------  --------------
OPERATIONS:       Net investment
                   income/(loss)...............................  $ 3,937,744        918,473     $   (497,540)   $     40,370
                  Net realized gain/(loss) from
                   investment and foreign currency
                   transactions ...............................      142,105        325,936       12,255,248        (591,976)
                  Unrealized appreciation/
                   (depreciation) of investments
                   and foreign currency
                   holdings....................................   (8,033,164)    (1,078,040)      71,842,949      10,847,186
                                                                 -----------    -----------     ------------    ------------
                  Net increase/(decrease) in net
                   assets resulting from operations............   (3,953,315)       166,369       83,600,657      10,295,580
                                                                 -----------    -----------     ------------    ------------

DISTRIBUTIONS TO  Net investment income........................   (3,978,631)      (919,145)              --         (71,815)
SHAREHOLDERS:     Net realized gain from investment
                   transactions ...............................     (395,661)      (317,080)      (1,768,641)       (335,084)
                  Total Distributions                            -----------    -----------     ------------    ------------
                   (Note 4) ...................................   (4,374,292)    (1,236,225)      (1,768,641)       (406,899)
                                                                 -----------    -----------     ------------    ------------

CAPITAL SHARE     Net proceeds from sale  of shares ...........   23,282,322     29,791,455      215,371,688      93,684,756
TRANSACTIONS:     Net asset value of shares issued to
                   shareholders in reinvestment of
                   distributions ..............................    4,374,292      1,236,225        1,768,641         406,899
                  Shares redeemed .............................   (4,729,682)    (2,154,158)     (31,320,075)       (128,695)
                                                                 -----------    -----------     ------------    ------------
                  Net Capital Stock
                   Transactions
                   (Note 9) ...................................   22,926,932     28,873,522      185,820,254      93,962,960
                                                                 -----------    -----------     ------------    ------------
                  NET INCREASE/(DECREASE) IN
                   NET ASSETS .................................   14,599,325     27,803,666      267,652,270     103,851,641

                  NET ASSETS: Beginning of period .............   27,803,666             --      103,851,641              --
                                                                 -----------    -----------     ------------    ------------
                  NET ASSETS: End of period....................  $42,402,991    $27,803,666     $371,503,911    $103,851,641
                                                                 ===========    ===========     ============    ============

                                            T. ROWE PRICE
                                          SMALL CAP GROWTH
                                              PORTFOLIO
                                          -----------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:    FOR THE YEAR        FOR THE PERIOD
                                              ENDED                ENDED
                                           DECEMBER 31,         DECEMBER 31,
                                                   1998         1997(1)
                                          --------------      ----------------
OPERATIONS:       Net investment
                   income/(loss)........  $    (32,020)        $      2,812
                  Net realized
                   gain/(loss) from
                   investment and
                   foreign currency
                   transactions ........   (16,406,136)            (426,436)
                  Unrealized
                   appreciation/
                   (depreciation) of
                   investments
                   and foreign currency
                   holdings.............    22,428,525            5,049,772
                                          ------------         ------------
                  Net
                   increase/(decrease)
                   in net
                   assets resulting from
                   operations...........     5,990,369            4,626,148
                                          ------------         ------------

DISTRIBUTIONS TO  Net investment income             --              (10,155)
SHAREHOLDERS:     Net realized gain from
                   investment
                   transactions ........           --                   --
                                          ------------         ------------
                  Total Distributions
                   (Note 4) ............            --              (10,155)
                                          ------------         ------------

CAPITAL SHARE     Net proceeds from sale
TRANSACTIONS:      of shares ...........   168,963,708          107,739,742
                  Net asset value of
                   shares issued to
                   shareholders in
                   reinvestment of
                   distributions .......            --               10,155
                  Shares redeemed ......   (79,842,117)         (18,345,884)
                                          ------------         ------------
                  Net Capital Stock
                   Transactions
                   (Note 9) ............    89,121,591           89,404,013
                                          ------------         ------------
                  NET
                   INCREASE/(DECREASE)
                   IN
                   NET ASSETS ..........    95,111,960           94,020,006
                  NET ASSETS: Beginning
                   of period ...........    94,020,006                  --
                                          ------------         ------------
                  NET ASSETS: End of
                  period................  $189,131,966         $ 94,020,006
                                          ============         ============

          --------------------------------------------------------------------
          (1) For the period March 3, 1997 to December 31, 1997
          See Notes to Financial Statements.


                                    MSF-109

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                     SCUDDER
                                                  GLOBAL EQUITY
                                                    PORTFOLIO
                                          ------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:    FOR THE YEAR   FOR THE PERIOD
                                              ENDED           ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               1998         1997/(1)/
                                          --------------  --------------
OPERATIONS:       Net investment
                   income/(loss)........  $  1,455,456    $    559,500
                  Net realized
                   gain/(loss) from
                   investment and
                   foreign currency
                   transactions ........     1,391,861         (37,763)
                  Unrealized
                   appreciation/
                   (depreciation) of
                   investments
                   and foreign currency
                   holdings.............     8,945,738       1,942,819
                                          ------------    ------------
                  Net
                   increase/(decrease)
                   in net
                   assets resulting from
                   operations...........    11,793,055       2,464,556
                                          ------------    ------------

DISTRIBUTIONS TO  Net investment income     (1,464,777)       (562,955)
SHAREHOLDERS:     Net realized gain from
                   investment
                   transactions ........      (287,752)        (80,927)
                                          ------------    ------------
                  Total Distributions
                   (Note 4) ............    (1,752,529)       (643,882)
                                          ------------    ------------

CAPITAL SHARE     Net proceeds from sale
                   of shares ...........    84,867,042      63,644,896
TRANSACTIONS:     Net asset value of
                   shares issued to
                   shareholders in
                   reinvestment of
                   distributions .......     1,752,529         643,882
                  Shares redeemed ......   (43,657,242)     (5,397,310)
                                          ------------    ------------
                  Net Capital Stock
                   Transactions
                   (Note 9) ............    42,962,329      58,891,468
                                          ------------    ------------
                  NET
                   INCREASE/(DECREASE)
                   IN
                   NET ASSETS ..........    53,002,855      60,712,142
                  NET ASSETS: Beginning
                   of period ...........    60,712,142              --
                                          ------------    ------------
                  NET ASSETS: End of
                  period................   113,714,997      60,712,142
                                          ============    ============

          (1) For the period March 3, 1997 to December 31, 1997
          See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             NEUBERGER                     LEHMAN
                                                 HARRIS       &BERMAN       T. ROWE       BROTHERS        MORGAN
                                                OAKMARK       PARTNERS       PRICE        AGGREGATE      STANLEY        RUSSELL
                                               LARGE CAP      MID CAP      LARGE CAP        BOND           EAFE           2000
                                                 VALUE         VALUE         GROWTH         INDEX         INDEX          INDEX
                                               PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              ------------  ------------  ------------  -------------  ------------  --------------
INCREASE/(DECREASE) IN NET ASSETS FROM:         FOR THE       FOR THE       FOR THE        FOR THE       FOR THE        FOR THE
                                                 PERIOD        PERIOD        PERIOD        PERIOD         PERIOD         PERIOD
                                                 ENDED         ENDED         ENDED          ENDED         ENDED          ENDED
                                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                1998(1)        1998(1)       1998(1)        1998(1)       1998(1)        1998(1)
                                              ------------  ------------  ------------  -------------  ------------  --------------
OPERATIONS:       Net investment
                   income/(loss)............  $   22,813    $   24,471    $    5,365    $   410,699    $    23,051    $    69,978
                  Net realized gain/(loss)
                   from
                   investment and foreign
                   currency
                   transactions ............          --       193,292         1,788         45,520       (123,680)        30,667
                  Unrealized appreciation/
                   (depreciation) of
                   investments
                   and foreign currency
                   holdings.................    (127,600)      268,351       406,261        233,207      1,821,025      1,879,709
                                              ----------    ----------    ----------    -----------    -----------    -----------
                  Net increase/(decrease) in
                   net
                   assets resulting from
                   operations...............    (104,787)      486,114       413,414        689,426      1,720,396      1,980,354
                                              ----------    ----------    ----------    -----------    -----------    -----------

DISTRIBUTIONS TO  Net investment income ....     (23,336)      (10,547)       (3,889)      (433,940)       (24,971)       (59,663)
SHAREHOLDERS:     Net realized gain from
                   investment
                   transactions ............          --            --            --             --             --             --
                                              ----------    ----------    ----------    -----------    -----------    -----------
                  Total Distributions (Note
                   4).......................     (23,336)      (10,547)       (3,889)      (433,940)       (24,971)       (59,663)
                                              ----------    ----------    ----------    -----------    -----------    -----------

CAPITAL SHARE     Net proceeds from sale of
TRANSACTIONS:      shares...................   8,765,238     8,308,317     6,333,551     59,875,311     23,921,856     36,167,171
                  Net asset value of shares
                   issued to
                   shareholders in
                   reinvestment of
                   distributions ...........      23,336        10,547         3,889        433,940         24,971         59,663
                  Shares redeemed ..........      (2,412)     (147,336)       (7,264)    (1,755,212)      (188,801)          (760)
                                              ----------    ----------    ----------    -----------    -----------    -----------
                  Net Capital Stock
                   Transactions
                   (Note 9) ................   8,786,162     8,171,528     6,330,176     58,554,039     23,758,026     36,226,074
                                              ----------    ----------    ----------    -----------    -----------    -----------
                  NET INCREASE/(DECREASE) IN
                   NET ASSETS ..............   8,658,039     8,647,095     6,739,701     58,809,525     25,453,451     38,146,765
                  NET ASSETS: Beginning of
                   period...................          --            --            --             --             --             --
                                              ----------    ----------    ----------    -----------    -----------    -----------
                  NET ASSETS: End of period   $8,658,039    $8,647,095    $6,739,701    $58,809,525    $25,453,451    $38,146,765
                                              ==========    ==========    ==========    ===========    ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

          (1) For the period November 9, 1998 to December 31, 1998. See Notes to Financial Statements.


                                    MSF-111

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               STATE STREET RESEARCH GROWTH PORTFOLIO
                                                                  ----------------------------------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                     1998          1997         1996         1995         1994
                                                                     ----          ----         ----         ----         ----
   -------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE: Beginning of period .                            $31.92        $30.51       $27.56       $21.81       $23.27
   -------------------------------------------------------------------------------------------------------------------------------
    Investment Operations:
    ---------------------
     Net investment income.....................................         0.36          0.44         0.36         0.35         0.30
     Net realized and unrealized gain (loss)...................         8.52          7.72         5.78         6.83        (1.06)
                                                                  ----------    ----------   ----------   ----------    ---------
        Total From Investment Operations.......................         8.88          8.16         6.14         7.18        (0.76)
                                                                  ----------    ----------   ----------   ----------    ---------

    Less Distributions
    ------------------
     Dividends from net investment income......................       (0.36)         (0.44)       (0.36)       (0.35)       (0.30)
     Distributions from net realized capital gains.............       (3.34)         (6.31)       (2.83)       (1.08)       (0.40)
                                                                 ----------     ----------   ----------   ----------    ---------
        Total Distributions....................................       (3.70)         (6.75)       (3.19)       (1.43)       (0.70)
                                                                 ----------     ----------   ----------   ----------    ---------
   -------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE: End of period.............................      $37.10         $31.92       $30.51       $27.56        $21.81
   -------------------------------------------------------------------------------------------------------------------------------
     Total Return..............................................       28.18%         28.36%       22.18%       33.14%        (3.25)%



     Supplemental Data/Significant Ratios:
     ------------------------------------
       Net assets at end of period (000's).....................  $3,112,081     $2,349,062   $1,597,728   $1,094,751      $746,433
       Operating expenses to average net assets................        0.53%          0.43%        0.29%        0.31%         0.32%
       Net investment income to average net assets.............        1.04%          1.37%        1.29%        1.46%         1.40%
       Portfolio Turnover (1)..................................       74.29%         82.81%       93.05%       45.52%        57.27%

   -------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to $2,101,526,633 and $1,891,659,069, respectively.

See Notes to Financial Statements.

                                    MSF-112

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    STATE STREET RESEARCH INCOME PORTFOLIO
                                                                            ------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                              1998       1997       1996       1995        1994
                                                                              ----       ----       ----       ----        ----
 ---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE: Beginning of period ..................................     $12.66     $12.36     $12.73     $11.32      $12.59
 ---------------------------------------------------------------------------------------------------------------------------------

  Investment Operations:
  ---------------------
   Net investment income.................................................       0.75       0.83       0.82       0.83        0.91
   Net realized and unrealized gain (loss)...............................       0.42       0.38      (0.36)      1.38       (1.31)
                                                                            --------   --------   --------   --------   ---------
      Total From Investment Operations...................................       1.17       1.21       0.46       2.21       (0.40)
                                                                            --------   --------   --------   --------   ---------


  Less Distributions:
  ------------------
   Dividends from net investment income..................................      (0.80)      (0.87)    (0.81)     (0.80)      (0.87)
   Distributions from net realized capital gains.........................      (0.25)      (0.04)    (0.02)        --          --
                                                                            --------    --------  --------   --------   ---------
      Total Distributions................................................      (1.05)      (0.91)    (0.83)     (0.80)      (0.87)
                                                                            --------    --------  --------   --------   ---------
 ---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE: End of period.........................................     $12.78      $12.66    $12.36     $12.73      $11.32
 ---------------------------------------------------------------------------------------------------------------------------------
   Total Return..........................................................       9.40%       9.83%     3.60%     19.55%      (3.15)%


  Supplemental Data/Significant Ratios:
  ------------------------------------
   Net assets at end of period (000's)...................................   $526,854    $412,191  $383,395   $349,913    $275,659
   Operating expenses to average net assets..............................       0.39%       0.38%     0.32%      0.34%       0.35%
   Net investment income to average net assets...........................       6.13%       6.57%     6.64%      7.01%       7.02%
   Portfolio Turnover (1)................................................     123.60%     121.92%    92.90%    102.88%     141.15%
 ---------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to $694,429,093 and $556,361,346, respectively.

  See Notes to Financial Statements.

                                    MSF-113

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 STATE STREET RESEARCH MONEY MARKET PORTFOLIO
                                                                              --------------------------------------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                              --------------------------------------------------
                                                                               1998      1997      1996      1995       1994
                                                                               ----      ----      ----      ----       ----
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: Beginning of period ......................................    $10.38    $10.44    $10.45    $10.48     $10.49
--------------------------------------------------------------------------------------------------------------------------------
 Investment Operations:
 ---------------------
  Net investment income.....................................................      0.54      0.54      0.53      0.59       0.40
                                                                               -------   -------   -------   -------   --------
     Total From Investment Operations.......................................      0.54      0.54      0.53      0.59       0.40
                                                                               -------   -------   -------   -------   --------


 Less Distributions:
 -------------------
  Dividends from net investment income......................................     (0.57)    (0.60)    (0.54)    (0.62)     (0.41)
                                                                               -------   -------   -------   -------   --------
     Total Distributions....................................................     (0.57)    (0.60)    (0.54)    (0.62)     (0.41)
                                                                               -------   -------   -------   -------   --------
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: End of period.............................................    $10.35    $10.38    $10.44    $10.45     $10.48
--------------------------------------------------------------------------------------------------------------------------------
  Total Return..............................................................      5.19%     5.21%     5.01%     5.59%      3.85%


 Supplemental Data/Significant Ratios:
 ------------------------------------
  Net assets at end of period (000's).......................................   $41,185   $39,480   $41,637   $40,456    $39,961
  Operating expenses to average net assets..................................      0.48%     0.49%     0.43%     0.49%      0.44%
  Net investment income to average net assets...............................      5.11%     5.08%     4.92%     5.39%      3.76%

--------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

  See Notes to Financial Statements.


                                    MSF-114

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
                                                                  ------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                     1998         1997         1996         1995         1994
                                                                     ----         ----         ----         ----         ----
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: Beginning of period............................     $16.98       $16.67       $15.95       $13.40       $14.41
---------------------------------------------------------------------------------------------------------------------------------
 Investment Operations:
 ---------------------
  Net investment income..........................................       0.60         0.60         0.55         0.59         0.51
  Net realized and unrealized gain/(loss)........................       2.70         2.71         1.77         3.02        (0.95)
                                                                  ----------   ----------   ----------   ----------    ---------
     Total From Investment Operations............................       3.30         3.31         2.32         3.61        (0.44)
                                                                  ----------   ----------   ----------   ----------    ---------

 Less Distributions:
 -------------------
  Dividends from net investment income...........................      (0.57)       (0.60)       (0.53)       (0.58)       (0.50)
  Distributions from net realized capital gains..................      (1.32)       (2.40)       (1.07)       (0.48)       (0.07)
                                                                  ----------   ----------   ----------   ----------    ---------
     Total Distributions.........................................      (1.89)       (3.00)       (1.60)       (1.06)       (0.57)
                                                                  ----------   ----------   ----------   ----------    ---------
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: End of period..................................     $18.39       $16.98       $16.67       $15.95       $13.40
---------------------------------------------------------------------------------------------------------------------------------
  Total Return...................................................      19.64%       20.58%       14.52%       27.03%       (3.06)%


 Supplemental Data/Significant Ratios:
 ------------------------------------
  Net assets at end of period (000's)............................ $2,656,987   $1,982,232   $1,448,841   $1,114,834     $892,826
  Operating expenses to average net assets.......................       0.48%        0.40%        0.29%        0.31%        0.32%
  Net investment income to average net assets....................       3.39%        3.50%        3.38%        3.92%        3.66%
  Portfolio Turnover (1).........................................     105.89%      114.79%       91.07%       79.29%       96.49%

---------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to $2,719,642,384 and $2,256,406,848, respectively.

  See Notes to Financial Statements.


                                    MSF-115

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
                                                                 ---------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------------
                                                                    1998         1997          1996         1995         1994
                                                                    ----         ----          ----         ----         ----
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE: Beginning of period .......................       $27.61       $27.11        $25.87       $22.05       $22.54
--------------------------------------------------------------------------------------------------------------------------------
  Investment Operations
  ---------------------
   Net investment income......................................        (0.06)       (0.03)        (0.02)      (0.01)         0.05
   Net realized and unrealized gain (loss)....................         3.75         1.67          2.01        6.50         (0.48)
                                                                 ----------   ----------    ----------    --------     ---------
      Total From Investment Operations........................         3.69         1.64          1.99        6.49         (0.43)
                                                                 ----------   ----------    ----------    --------     ---------

  Less Distributions:
  -------------------
   Dividends from net investment income.......................           --           --            --          --         (0.05)
   Distributions from net realized capital gains..............        (1.77)       (1.14)        (0.75)      (2.67)        (0.01)
                                                                 ----------   ----------    ----------    --------     ---------
      Total Distributions.....................................        (1.77)       (1.14)        (0.75)      (2.67)        (0.06)
                                                                 ----------   ----------    ----------    --------     ---------
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE: End of period..............................       $29.53       $27.61        $27.11      $25.87        $22.05
--------------------------------------------------------------------------------------------------------------------------------
   Total Return...............................................        13.69%        6.67%         7.72%      29.50%        (1.88)%


  Supplemental Data/Significant Ratios:
  ------------------------------------
   Net assets at end of period (000's)........................   $1,431,337   $1,391,956    $1,321,849    $958,915      $590,047
   Operating expenses to average net assets...................         0.75%        0.81%         0.79%       0.81%         0.82%
   Net investment income to average net assets................        (0.20)%      (0.10)%       (0.11)%     (0.06)%        0.24%
   Portfolio Turnover (1).....................................        97.39%      219.08%       221.23%     255.83%       186.52%
--------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to $1,258,439,383 and $1,329,838,649, respectively.

  See Notes to Financial Statements.

                                    MSF-116

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   METLIFE STOCK INDEX PORTFOLIO
                                                                    ----------------------------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                       1998         1997         1996        1995        1994
                                                                       ----         ----         ----        ----        ----
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: Beginning of period..............................     $28.78       $22.23       $18.56      $13.87      $14.25
----------------------------------------------------------------------------------------------------------------------------------
 Investment Operations:
 ---------------------
  Net investment income............................................       0.37         0.34         0.33        0.32        0.33
  Net realized and unrealized gain/(loss)..........................       7.75         6.79         3.88        4.79       (0.17)
                                                                    ----------   ----------   ----------    --------   ---------
     Total From Investment Operations..............................       8.12         7.13         4.21        5.11        0.16
                                                                    ----------   ----------   ----------    --------   ---------


 Less Distributions:
 -------------------
  Dividends from net investment income.............................      (0.36)       (0.34)       (0.33)      (0.32)      (0.32)
  Distributions from net realized capital gains....................      (1.16)       (0.24)       (0.21)      (0.10)      (0.22)
                                                                    ----------   ----------   ----------    --------   ---------
     Total Distributions...........................................      (1.52)       (0.58)       (0.54)      (0.42)      (0.54)
                                                                    ----------   ----------   ----------    --------   ---------
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: End of period....................................     $35.38       $28.78       $22.23     $18.56       $13.87
----------------------------------------------------------------------------------------------------------------------------------
  Total Return.....................................................      28.23%       32.19%       22.66%     36.87%        1.18%


 Supplemental Data/Significant Ratios:
 ------------------------------------
  Net assets at end of period (000's).............................. $3,111,919   $2,020,480   $1,122,297   $635,823     $363,001
  Operating expenses to average net assets.........................       0.30%        0.33%        0.30%      0.32%        0.33%
  Net investment income to average net assets......................       1.21%        1.47%        1.91%      2.22%        2.51%
  Portfolio Turnover (1)...........................................      15.07%       10.69%       11.48%      6.35%        6.66%

----------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to $863,635,727 and $382,070,345, respectively.

  See Notes to Financial Statements.

                                    MSF-117

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               SANTANDER INTERNATIONAL STOCK PORTFOLIO
                                                                        ------------------------------------------------------

                                                                                        YEAR ENDED DECEMBER 31,
                                                                        ------------------------------------------------------
                                                                          1998       1997        1996        1995        1994
                                                                          ----       ----        ----        ----        ----
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: Beginning of period .............................       $11.67     $11.95      $12.29      $12.30      $12.33
----------------------------------------------------------------------------------------------------------------------------------
 Investment Operations:
 ---------------------
  Net investment income............................................         0.13       0.10        0.07        0.03        0.08
  Net realized and unrealized gain/(loss)..........................         2.50      (0.38)      (0.28)       0.07        0.54
                                                                        --------   --------    --------    --------   ---------
     Total From Investment Operations..............................         2.63      (0.28)      (0.21)       0.10        0.62
                                                                        --------   --------    --------    --------   ---------

 Less Distributions:
 -------------------
  Dividends from net investment income.............................        (0.16)        --          --       (0.04)         --
  Distributions from net realized capital gains....................           --         --       (0.13)      (0.07)      (0.65)
                                                                        --------   --------    --------    --------   ---------

     Total Distributions...........................................        (0.16)        --       (0.13)      (0.11)      (0.65)
                                                                        --------   --------    --------    --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE: End of period....................................       $14.14     $11.67      $11.95      $12.29      $12.30
----------------------------------------------------------------------------------------------------------------------------------
  Total Return.....................................................        22.56%     (2.34)%     (1.77)%      0.84%       5.08%

 Supplemental Data/Significant Ratios:
 ------------------------------------
  Net assets at end of period (000's)..............................     $297,381   $267,089    $303,826    $297,461    $272,952
  Net expenses to average net assets...............................         1.02%      1.03%       0.97%       1.01%       1.04%
  Net investment income to average net assets......................         0.87%      0.77%       0.56%       0.21%       0.80%
  Portfolio Turnover (1)...........................................       156.32%    182.11%     116.67%      86.24%      65.84%

----------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to $429,587,310 and $445,761,741, respectively.

  See Notes to Financial Statements.

                                    MSF-118

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             LOOMIS SAYLES                                 T. ROWE PRICE            SCUDDER
                                              HIGH YIELD                  JANUS              SMALL CAP              GLOBAL
                                                 BOND                    MID CAP               GROWTH               EQUITY
                                               PORTFOLIO                PORTFOLIO            PORTFOLIO             PORTFOLIO
                                        ------------------------   -------------------   ------------------   -------------------
                                                                        YEAR ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------------------------
                                           1998          1997        1998       1997       1998      1997       1998        1997
                                           ----          ----        ----       ----       ----      ----       ----        ----
------------------------------------------------------------------------------------------------------------------------------------

 NET ASSET VALUE: Beginning of period ...    $10.14       $10.00     $12.77     $10.00     $11.88    $10.00      $10.85      $10.00
------------------------------------------------------------------------------------------------------------------------------------

 Investment Operations:
 ----------------------
  Net investment income...................     0.88         0.35      (0.02)      0.01         --        --        0.16        0.10
  Net realized and
    unrealized gain (loss)................    (1.65)        0.26       4.77       2.81       0.41      1.88        1.57        0.86
                                            -------     --------   --------   --------    -------  --------     -------     -------
    Total From Investments
     Operations...........................    (0.77)        0.61       4.75       2.82       0.41      1.88        1.73        0.96
                                            -------      -------   --------   --------   --------   -------    --------     -------


 Less Distributions:
 -------------------
  Dividends from net
   investment income......................    (0.89)       (0.35)        --      (0.01)        --        --(3)    (0.16)      (0.10)

  Distributions from net
   realized capital gains.................    (0.09)       (0.12)     (0.08)     (0.04)        --        --       (0.04)      (0.01)

                                            -------      -------   --------   --------   --------   -------    --------     -------
     Total Distributions..................    (0.98)       (0.47)     (0.08)     (0.05)        --        --       (0.20)      (0.11)

                                            -------      -------   --------   --------   --------   -------    --------     -------

------------------------------------------------------------------------------------------------------------------------------------

 NET ASSET VALUE: End of period...........    $8.39       $10.14     $17.44     $12.77     $12.29    $11.88      $12.38      $10.85
------------------------------------------------------------------------------------------------------------------------------------

  Total Return............................    (7.51)%       6.18%     37.19%     28.22%      3.45%    18.81%      15.96%       9.62%



Supplemental Data/Significant Ratios:
------------------------------------
  Net assets at end of
   period (000's).........................  $42,403      $27,804   $371,504   $103,852   $189,132   $94,020    $113,715     $60,712
  Net expenses to average
   net assets (Note 3) (1)................     0.87%        0.83%      0.81%      0.85%      0.67%     0.67%       0.96%       0.78%

  Operating expenses to average net
   assets before voluntary expense
   reimbursements (Note 3) (1)............     1.05%        1.35%       N/A       0.99%       N/A      0.86%       1.01%       1.14%

  Net investment income to
   average net assets (1).................    10.41%        7.04%     (0.22)%     0.10%     (0.02)%    0.01%       1.61%       1.66%

  Net investment income to average net
   assets before voluntary expense
   reimbursements (Note 3) (1)............    10.23%        6.52%       N/A      (0.04)%      N/A     (0.19)%      1.56%       1.30%

   Portfolio Turnover (2).................    46.02%       39.26%    106.66%     74.70%     37.93%    13.45%      50.98%      36.04%


------------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) Ratios for the ten months ended December 31, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.

      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to: $37,933,076 and $16,813,644 for the Loomis Sayles High Yield Bond Portfolio, $399,290,044 and $228,305,175 for the Janus Mid Cap Portfolio, $142,705,785 and $51,907,779 for the T. Rowe Price Small Cap Growth Portfolio, and $84,591,572 and $43,681,204 for the Scudder Global Equity Portfolio.

      (3) Less than $.005 per share.

  See Notes to Financial Statements.

                                    MSF-119

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              NEUBERGER                    LEHMAN
                                                  HARRIS       &BERMAN       T. ROWE       BROTHERS       MORGAN
                                                  OAKMARK      PARTNER        PRICE       AGGREGATE       STANLEY       RUSSELL
                                                 LARGE CAP     MID CAP      LARGE CAP       BOND           EAFE          2000
                                                   VALUE        VALUE        GROWTH         INDEX          INDEX         INDEX
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                -----------  -----------  ------------  ------------  --------------  --------------
                                                                  FOR THE PERIOD NOVEMBER 9, 1998 TO DECEMBER 31, 1998
                                                ------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period................. $10.00      $10.00        $10.00         $10.00         $10.00        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
---------------------
  Net investment income..............................   0.03        0.03          0.01           0.07           0.01          0.02

  Net realized and unrealized gain (loss)............  (0.30)       0.71          1.02           0.07           0.80          0.53
                                                      ------      ------        ------         ------         ------        ------
        Total From Investment Operations.............  (0.27)       0.74          1.03           0.14           0.81          0.55
                                                      ------      ------        ------         ------         ------        ------
Less Distributions:
------------------
  Dividends from net investment income...............  (0.03)      (0.01)        (0.01)         (0.08)         (0.01)        (0.02)

  Distributions from net realized capital gains......     --          --            --             --             --            --
                                                      ------      ------        ------         ------         ------        ------
        Total Distributions..........................  (0.03)      (0.01)        (0.01)         (0.08)         (0.01)        (0.02)
                                                      ------      ------        ------         ------         ------        ------

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE: End of period.......................  $9.70      $10.73        $11.02         $10.86         $10.80        $10.53
------------------------------------------------------------------------------------------------------------------------------------

  Total Return.......................................  (2.70)%      7.44%        10.28%          1.38%          8.11%         5.48%


Supplemental Data/Significant Ratios:
------------------------------------
  Net assets at end of period (000's)................ $8,658      $8,647        $6,740        $58,810        $25,453       $38,147

  Net expenses to average net assets (Note 3) (1)....   0.70%       0.68%         0.50%          0.42%          0.49%         0.40%

  Operating expenses to average net assets before
   voluntary expense reimbursements (Note 3) (1).....   1.79%       1.86%         2.62%          0.59%          1.41%         1.04%

  Net investment income to average net assets (1)....   2.47%       2.61%         0.93%          5.28%          0.71%         1.46%

  Net investment income to average net assets
   before voluntary expense reimbursements
   (Note 3) (1)......................................   1.38%       1.42%        (1.19)%         5.11%         (0.21)%        0.82%

  Portfolio Turnover (2).............................   0.00%      20.81%         5.69%         11.08%         12.68%         2.80%

------------------------------------------------------------------------------------------------------------------------------------

     Notes:
     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) Ratios for the two months ended December 31, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.

      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 amounted to: $7,987,916 and $0 for the Harris Oakmark Large Cap Value Portfolio, $8,821,882 and $1,270,759 for the Neuberger & Berman Partners Mid Cap Value Portfolio, $5,944,837 and $207,322 for the T. Rowe Price Large Cap Growth Portfolio, $63,057,826 and $5,783,973 for the Lehman Brothers Aggregate Bond Index Portfolio, $25,546,074 and $2,775,385 for the Morgan Stanley EAFE Index Portfolio, and $36,465,170 and $917,738 for the Russell 2000 Index Portfolio.

  See Notes to Financial Statements.

                                    MSF-120

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

The Metropolitan Series Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940 as a diversified open end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
 -------------------------------------------------------------------------------
A. INVESTMENT SECURITY VALUATION:

Portfolio securities that are traded on domestic stock exchanges are valued at the last price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices (except for the Loomis Sayles High Yield Bond Portfolio, which in the latter case would value such securities at the last bid price). Securities trading primarily on non-domestic exchanges are valued at the preceding closing price on the exchange where it primarily trades (or, in the case of the Loomis Sayles High Yield Bond and Scudder Global Equity Portfolios, the last sale). A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the mean between the last current bid and asked prices or, second, by using the last available closing price (except for the Scudder Global Equity Portfolio which second values such securities at the last current bid, and third by using the last available price). Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities (except for the Loomis Sayles High Yield Bond Portfolio, which, in the latter case, would value such security at the last bid price; or the Scudder Global Equity and the Neuberger&Berman Partners Mid Cap Value Portfolios which would value such security first at the last sale, and second at the bid price). All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day (except for the Neuberger&Berman Partners Mid Cap Value Portfolio, which would be valued at the mean between closing bid and asked price). Where market quotations are not readily available for such non-domestic over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors, or its delegates, believe accurately reflects fair value. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available (e.g. certain long-term bonds and notes) are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose and typically utilized by other institutional-sized trading organizations. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Short-term instruments with a remaining maturity of sixty days or less are valued utilizing the amortized cost method of valuation. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same methods as securities having a maturity of more than sixty days.

Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.
--------------------------------------------------------------------------------
B.   INVESTMENT SECURITY TRANSACTIONS:

Portfolio security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded.
 -------------------------------------------------------------------------------
C.   FEDERAL INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. The Santander International Stock Portfolio fully used its carryover loss of approximately $6,941,088 in 1998. At December 31, 1998, the T. Rowe Price Small Cap Growth Portfolio had available for federal income tax purposes an unused capital loss carryover of approximately $13,167,975 ($69,489 will expire in 2005 and the remainder in 2006).
 -------------------------------------------------------------------------------
D.   RETURN OF CAPITAL DISTRIBUTIONS:

The Fund distributes all of its taxable income, both net realized gains and net investment income, to shareholders. Effective January 1, 1994 the Fund adopted Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

The State Street Research Aggressive Growth Portfolio incurred net investment losses of $1,338,007 during 1996, $1,659,985 during 1997 and $2,656,277 during
1998, which has been reclassified to paid-in-capital at December 31, 1996, December 31, 1997 and December 31, 1998, respectively. The T. Rowe Price Small Cap Growth Portfolio incurred net investment losses of $32,023 during 1998, which has been reclassified to paid-in-capital at December 31, 1998.
 -------------------------------------------------------------------------------
E.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

A forward foreign currency exchange contract is an agreement between two parties to buy or sell a specific currency for a set price on a future date. The Fund may enter into forward foreign currency exchange contracts to hedge security transactions on holdings denominated in a foreign currency. Should foreign currency exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the forward foreign currency exchange contracts and may realize a loss. The use of forward foreign currency exchange contracts involves the risk of imperfect correlation in movements in the price of the underlying hedged assets and foreign currency exchange rates. During the period that a contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking to market" on a daily basis. A realized gain or loss will be recognized when a contract is completed or canceled.
 -------------------------------------------------------------------------------

                                    MSF-121

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED):

F.   REPURCHASE AGREEMENTS:

The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults, and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
 -------------------------------------------------------------------------------
G.   ESTIMATES AND ASSUMPTIONS:

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
 -------------------------------------------------------------------------------
2.   RESTRICTED AND ILLIQUID SECURITIES:

The State Street Research Income Portfolio holds seven securities, the State Street Research Diversified Portfolio holds nine securities, the Loomis Sayles High Yield Bond Portfolio holds twenty securities, and the Lehman Brothers Aggregate Bond Index Portfolio holds one security that were purchased in private placement transactions. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. The sale of these securities may involve lengthy negotiations and additional expense. These constraints may affect the security's marketability, and therefore hinder prompt disposal at an acceptable price. The Fund intends to invest no more than 15% of net assets in illiquid and restricted securities, except for the State Street Research Money Market Portfolio and the Scudder Global Equity Portfolio where the restriction is 10% of net assets. Restricted securities (including Rule 144A issues) held at December 31, 1998 are footnoted at the end of each applicable Portfolio's schedule of investments.
 -------------------------------------------------------------------------------
3.   EXPENSES:

A.   INVESTMENT MANAGEMENT AGREEMENTS:

The Fund has entered into investment management agreements with Metropolitan Life. For providing investment management services to the Fund, Metropolitan Life receives monthly compensation at the annual rate of:

                  PORTFOLIO                                 FIRST TIER            SECOND TIER            THIRD TIER
                  ---------                                 ----------            -----------            ----------
STATE STREET RESEARCH GROWTH...........................  .55% up to $500 mil.   .50% next $500 mil.    .45% above $1 bil.
STATE STREET RESEARCH INCOME...........................  .35% up to $250 mil.   .30% next $250 mil.   .25% above $500 mil.
STATE STREET RESEARCH MONEY MARKET.....................  .25% all asset levels
STATE STREET RESEARCH DIVERSIFIED......................  .50% up to $500 mil.   .45% next $500 mil.    .40% above $1 bil.
STATE STREET RESEARCH AGGRESSIVE GROWTH................  .75% up to $500 mil.   .70% next $500 mil.    .65% above $1 bil.
METLIFE STOCK INDEX....................................  .25% all asset levels
SANTANDER INTERNATIONAL STOCK..........................  .75% up to $500 mil.   .70% next $500 mil.    .65% above $1 bil.
LOOMIS SAYLES HIGH YIELD BOND..........................  .70% all asset levels
JANUS MID CAP..........................................  .75% up to $100 mil.   .70% next $400 mil.   .65% above $500 mil.
T. ROWE PRICE SMALL CAP GROWTH.........................  .55% up to $100 mil.   .50% next $300 mil.   .45% above $400 mil.
SCUDDER GLOBAL EQUITY..................................  .90% up to $50 mil.    .55% next $50 mil.    .50% next $400 mil.
HARRIS OAKMARK LARGE CAP VALUE.........................  .75% up to $250 mil.   .70% above $250 mil.
NEUBERGER&BERMAN PARTNERS MID CAP VALUE................  .70% up to $100 mil.   .675% next $250 mil.  .65% next $500 mil.
T. ROWE PRICE LARGE CAP GROWTH.........................  .70% up to $50 mil.    .60% above $50 mil.
LEHMAN BROTHERS AGGREGATE BOND INDEX...................  .25% all asset levels
MORGAN STANLEY EAFE INDEX..............................  .30% all asset levels
RUSSELL 2000 INDEX.....................................  .25% all asset levels

                   PORTFOLIO                               FOURTH TIER                      FIFTH TIER
                   ---------                               -----------                      ----------
STATE STREET RESEARCH GROWTH..........................
STATE STREET RESEARCH INCOME..........................
STATE STREET RESEARCH MONEY MARKET....................
STATE STREET RESEARCH DIVERSIFIED.....................
STATE STREET RESEARCH AGGRESSIVE GROWTH...............
METLIFE STOCK INDEX...................................
SANTANDER INTERNATIONAL STOCK.........................
LOOMIS SAYLES HIGH YIELD BOND.........................
JANUS MID CAP.........................................
T. ROWE PRICE SMALL CAP GROWTH........................
SCUDDER GLOBAL EQUITY.................................   .475% above $500 mil.
HARRIS OAKMARK LARGE CAP VALUE........................
NEUBERGER&BERMAN PARTNERS MID CAP VALUE...............   .625% next $750 mil.          .60% above $1.6 bil.
T. ROWE PRICE LARGE CAP GROWTH........................
LEHMAN BROTHERS AGGREGATE BOND INDEX..................
MORGAN STANLEY EAFE INDEX.............................
RUSSELL 2000 INDEX....................................

The Fund and Metropolitan Life have entered into various sub-investment management agreements. State Street Research & Management Company, a subsidiary of Metropolitan Life, is compensated to provide sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, and State Street Research Aggressive Growth Portfolios. Santander Global Advisors, Inc., 25% owned by Metropolitan Life Insurance Co. and 75% owned by Banco Santander, is compensated to provide sub-investment management services for the Santander International Stock Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan Life, is compensated to provide sub-investment management services for the Loomis Sayles High Yield Bond Portfolio. Janus Capital Corporation is compensated to provide sub-investment management services for the Janus Mid Cap Portfolio. T. Rowe Price Associates, Inc. is compensated to provide sub-investment management services for the T. Rowe Price Small Cap Growth and the T. Rowe Price Large Cap Growth Portfolios. Scudder Kemper Investments, Inc. is compensated to provide sub-investment management services for the Scudder Global Equity Portfolio. Harris Associates, L.P., whose general partner is indirectly owned by Metropolitan Life, is compensated to provide sub-investment management services for the Harris Oakmark Large Cap Value Portfolio. Neuberger Berman Management, Inc. is compensated to provide sub-investment management services for the Neuberger&Berman Partners Mid Cap Value Portfolio.
 -------------------------------------------------------------------------------



                                    MSF-122

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------
3.   EXPENSES - (CONTINUED):

B.   INVESTMENT MANAGEMENT FEE WAIVER:

Metropolitan Life has agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. For the first six months, the waiver equaled .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million,
 .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations, such waiver of the investment management fee is equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and
 .06875% of such assets in excess of $500 million.
--------------------------------------------------------------------------------
C.   SUBSIDIZATION OF PORTFOLIOS:

Metropolitan Life has agreed to subsidize all expenses, excluding those listed below, in excess of .20% of the net assets of Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, and Russell 2000 Index Portfolios. For the Morgan Stanley EAFE Index Portfolio, subsidization is capped at .25%. Subsidization will continue until either each Portfolio's total net assets are at least $100 million, or after two years from inception, whichever is earlier. Subsidization ceased December 31, 1997 for the Janus Mid Cap, January 22, 1998 for the T. Rowe Price Small Cap Growth, and July 2, 1998 for the Scudder Global Equity Portfolios when those Portfolios exceeded the $100 million threshold.

Expenses excluded from subsidization are: investment management fees payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto).
--------------------------------------------------------------------------------
4.   DIVIDEND DISTRIBUTIONS:

The Fund distributes, at least annually, substantially all net investment income, if any, of each Portfolio, which will then be reinvested in additional full and fractional shares of the Portfolio. All net realized long-term or short-term capital gains of the Fund, if any, are declared and distributed at least annually to the shareholders of the Portfolio(s) to which such gains are attributable.
--------------------------------------------------------------------------------
5.   NEW PORTFOLIOS:

On March 3, 1997, the Fund commenced operations of four Portfolios: Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Portfolios. Metropolitan Life supplied initial start-up capital of $22,000,000 to facilitate the operation of these Portfolios. Subsequently, these Portfolios were made available for certain contracts. As of December 31, 1998, all start-up capital for the four Portfolios introduced in 1997 (including applicable market appreciation) has been redeemed by Metropolitan Life.

On November 9, 1998, the Fund commenced operations of six Portfolios: Harris Oakmark Large Cap Value, Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios. Metropolitan Life supplied initial start-up capital of $112,000,000 to facilitate the operation of these Portfolios. Metropolitan Life, therefore, purchased 500,000 shares of the Harris Oakmark Large Cap Value Portfolio, 500,000 shares of the Neuberger&Berman Partners Mid Cap Value Portfolio, 200,000 shares of the T. Rowe Price Large Cap Growth Portfolio, 5,000,000 shares of the Lehman Brothers Aggregate Bond Index Portfolio, 2,000,000 shares of the Morgan Stanley EAFE Index Portfolio, and 3,000,000 shares of the Russell 2000 Index Portfolio, with each Portfolio valued at $10 per share. Subsequently, these Portfolios were made available for certain contracts. As of December 31, 1998, the value of Metropolitan Life's investment in these Portfolios totaled $115,909,000.
 -------------------------------------------------------------------------------
6.   PORTFOLIO NAME CHANGES:

On March 3, 1997, the names of the Growth Portfolio, Income Portfolio, Money Market Portfolio, Diversified Portfolio, Aggressive Growth Portfolio, Stock Index Portfolio, and International Stock Portfolio changed. These Portfolios were renamed as follows: State Street Research Growth Portfolio, State Street Research Income Portfolio, MetLife Money Market Portfolio, State Street Research Diversified Portfolio, State Street Research Aggressive Growth Portfolio, MetLife Stock Index Portfolio, and GFM International Stock Portfolio. On August 1, 1997, the names of the MetLife Money Market Portfolio and GFM International Stock Portfolio were changed to the State Street Research Money Market Portfolio and the State Street Research International Stock Portfolio, respectively. Subsequently, on November 9, 1998 the name of the State Street Research International Stock Portfolio was changed to the Santander International Stock Portfolio.
--------------------------------------------------------------------------------
7.   SECURITIES LENDING:

On December 15, 1997, the Fund entered into a securities lending arrangement with the Fund's custodian, State Street Bank and Trust Co. (the "custodian"). Under the agreement, the custodian is authorized to loan securities on the Fund's behalf. In exchange, the Fund receives collateral against the loaned securities. Each Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign securities), at each loan's inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. The collateral is invested in the Navigator Securities Lending Prime Portfolio, which invests in a variety of high quality U.S. dollar-denominated instruments. The Fund receives 70% of the annual net income from lending transactions, which is included in interest income of the respective Portfolios. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Portfolios with outstanding loans at December 31, 1998 are footnoted at the end of each applicable Portfolio's schedule of investments.
--------------------------------------------------------------------------------
                                    MSF-123

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

8.   NET UNREALIZED APPRECIATION/(DEPRECIATION):

As of December 31, 1998, gross unrealized appreciation and depreciation on investments and foreign currency were as follows:

                                                                                       NET UNREALIZED
                                                 GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION/
                 PORTFOLIO                         APPRECIATION       DEPRECIATION     (DEPRECIATION)*
                 ---------                         ------------       ------------     ---------------
STATE STREET RESEARCH GROWTH...................    $792,367,896      ($35,951,886)     $756,416,010
STATE STREET RESEARCH INCOME...................      13,071,974        (2,267,828)       10,804,146
STATE STREET RESEARCH DIVERSIFIED..............     378,647,807       (21,365,015)      357,282,792
STATE STREET RESEARCH AGGRESSIVE GROWTH........     343,612,708       (39,811,621)      303,801,087
METLIFE STOCK INDEX............................   1,195,683,815       (52,758,200)    1,142,925,615
SANTANDER INTERNATIONAL STOCK..................      33,628,139        (6,986,174)       26,641,965
LOOMIS SAYLES HIGH YIELD BOND..................       1,130,287       (10,241,559)      (9,111,272)
JANUS MID CAP..................................      87,211,117        (4,582,675)       82,628,442
T. ROWE PRICE SMALL CAP GROWTH.................      40,736,587       (13,258,290)       27,478,297
SCUDDER GLOBAL EQUITY..........................      17,585,149        (6,283,066)       11,302,083
HARRIS OAKMARK LARGE CAP VALUE.................         273,970          (401,570)        (127,600)
NEUBERGER&BERMAN PARTNERS MID CAP VALUE........         405,729          (137,378)          268,351
T. ROWE PRICE LARGE CAP GROWTH.................         446,731           (40,321)          406,410
LEHMAN BROTHERS AGGREGATE BOND INDEX...........         377,484          (144,277)          233,207
MORGAN STANLEY EAFE INDEX......................       2,068,815          (247,060)        1,821,755
RUSSELL 2000 INDEX.............................       3,438,239        (1,558,530)        1,879,709

*Does not include unrealized gains and (losses) related to foreign currency contracts and translations of $13,551, $119,244, $217,292, $794, $(198,701),
$68, $61,693, $(413,526), $(149), and $(730) for the State Street Research
Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth, Santander International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, Scudder Global Equity, T. Rowe Price Large Cap Growth, and Morgan Stanley EAFE Index Portfolios, respectively.(see Note 10.)
--------------------------------------------------------------------------------
9.   CAPITAL STOCK ACTIVITY:

At December 31, 1998, there were 3,000,000,000 shares of $0.01 par value common stock authorized for the Fund. The shares of common stock are divided into seventeen series: State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, Santander International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios.

Transactions in shares were as follows:

                                               For the Year Ended December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  STATE STREET
                              STATE STREET     STATE STREET     STATE STREET     STATE STREET       RESEARCH
                                RESEARCH         RESEARCH         RESEARCH         RESEARCH        AGGRESSIVE         METLIFE
                                 GROWTH           INCOME        MONEY MARKET      DIVERSIFIED        GROWTH         STOCK INDEX
                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                ---------        ---------        ---------        ---------        ---------        ---------
Shares sold.........           5,102,533        7,477,573        3,845,200       15,958,606        4,160,571       17,844,211
Shares issued in
 reinvestment of
  dividends                    7,817,372        3,153,420          206,800       13,555,996        2,915,793        3,629,852
                               ---------        ---------        ---------        ---------        ---------        ---------
Total...............          12,919,905       10,630,993        4,052,000       29,514,602        7,076,364       21,474,063
Shares redeemed.....          (2,631,861)      (1,962,957)      (3,877,485)      (1,719,344)      (9,025,121)      (3,717,661)
                               ---------        ---------        ---------        ---------        ---------        ---------
Net increase/
 (decrease)                   10,288,044        8,668,036          174,515       27,795,258       (1,948,757)      17,756,402
                               =========        =========        =========        =========        =========        =========

                                    MSF-124

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

9.   CAPITAL STOCK ACTIVITY - (CONTINUED):

                                               For the Year Ended December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                              SANTANDER      LOOMIS SAYLES                     T. ROWE PRICE
                                            INTERNATIONAL      HIGH YIELD         JANUS          SMALL CAP     SCUDDER GLOBAL
                                                STOCK             BOND           MID CAP          GROWTH           EQUITY
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ---------        ---------        ---------        ---------        ---------
Shares sold...............................   13,289,786        2,279,157       15,312,519       14,274,228        7,095,699
Shares issued in reinvestment of
  dividends...............................      240,269          524,895          108,974               --          143,372
                                              ---------        ---------        ---------        ---------        ---------
Total.....................................   13,530,055        2,804,052       15,421,493       14,274,228        7,239,071
Shares redeemed...........................  (15,388,430)        (490,894)      (2,249,439)      (6,801,840)      (3,646,289)
                                              ---------        ---------        ---------        ---------        ---------
Net increase/ (decrease)..................   (1,858,375)       2,313,158       13,172,054        7,472,388        3,592,782
                                              =========        =========        =========        =========        =========

                         For the Period November 9, 1998 (commencement of operations) to December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                         NEUBERGER&                        LEHMAN
                                      HARRIS OAKMARK       BERMAN      T. ROWE PRICE      BROTHERS         MORGAN
                                        LARGE CAP       PARTNERS MID     LARGE CAP       AGGREGATE      STANLEY EAFE    RUSSELL 2000
                                          VALUE          CAP VALUE         GROWTH        BOND INDEX        INDEX           INDEX
                                        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                        ---------        ---------       ---------       ---------      ------------    ------------


Shares sold..........................  890,538          819,020         611,872        5,978,010       2,373,243       3,615,979
Shares issued in reinvestment of
  dividends..........................    2,444              999             358           43,481           2,334           5,907
                                       ---------        ---------       ---------      ---------      ------------    ----------
Total................................  892,982          820,019         612,230        6,021,491       2,375,577       3,621,886
Shares redeemed......................     (243)         (14,292)           (725)        (173,326)        (18,562)            (78)
                                       ---------        ---------       ---------      ---------      ------------    ----------
Net increase/ (decrease).............  892,739          805,727         611,505        5,848,165       2,357,015       3,621,808
                                       =========        =========       =========      =========      ============    ==========

                                               For the Year Ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      STATE STREET
                                  STATE STREET     STATE STREET     STATE STREET     STATE STREET       RESEARCH
                                    RESEARCH         RESEARCH         RESEARCH         RESEARCH        AGGRESSIVE         METLIFE
                                     GROWTH           INCOME        MONEY MARKET      DIVERSIFIED        GROWTH         STOCK INDEX
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                    ---------        ---------        ---------        ---------        ---------        ---------
Shares sold.......................  8,230,850        2,000,510        2,412,286       12,435,452        3,762,075       18,865,897
Shares issued in reinvestment
  of dividends.................... 13,468,235        2,191,691          206,604       17,906,235        2,348,065        1,429,601
                                    ---------        ---------        ---------        ---------        ---------        ---------
Total............................. 21,699,085        4,192,201        2,618,890       30,341,687        6,110,140       20,295,498
Shares redeemed...................   (470,847)      (2,665,334)      (2,804,937)        (545,849)      (4,450,372)        (579,241)
                                    ---------        ---------        ---------        ---------        ---------        ---------
Net increase/ (decrease).......... 21,228,238        1,526,867         (186,047)      29,795,838        1,659,768       19,716,257
                                    =========        =========        =========        =========        =========        =========


                          For the Period March 3, 1997 (commencement of operations) to December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                      SANTANDER     LOOMIS SAYLES                    T. ROWE PRICE
                                    INTERNATIONAL     HIGH YIELD        JANUS          SMALL CAP      SCUDDER GLOBAL
                                        STOCK            BOND          MID CAP          GROWTH            EQUITY
                                    PORTFOLIO/1/      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                    ---------         ---------       ---------        ---------        ---------
Shares sold.......................  3,959,141       2,822,530       8,109,326        9,488,942        6,023,632
Shares issued in reinvestment of
 dividends........................         --         122,359          33,002              885           59,518
                                    ---------       ---------       ---------        ---------        ---------
Total.............................  3,959,141       2,944,889       8,142,328        9,489,827        6,083,150
Shares redeemed................... (6,488,877)       (203,832)        (10,081)      (1,574,218)        (488,028)
                                    ---------       ---------       ---------        ---------        ---------
Net increase/ (decrease).......... (2,529,736)      2,741,057       8,132,247        7,915,609        5,595,122
                                    =========       =========       =========        =========        =========

---------------------
/1/ For the Year Ended December 31, 1997




                                    MSF-125

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

10.  FOREIGN CURRENCY TRANSLATIONS:

The fair value of foreign currency contracts is the amount at which the contracts could be settled based on exchange rates obtained from dealers.


The State Street Research Growth Portfolio had an unrealized net translation gain on foreign currency receivables as follows:

 Net unrealized translation gain:

       Dividend reclaim receivables...........    $13,551
                                               ----------
         Net unrealized translation gain......    $13,551
                                               ==========

As of December 31, 1998, the State Street Research Income Portfolio experienced an unrealized net gain of $118,342 based on the following foreign currency exchange contracts outstanding:

                                                                           VALUATION AS OF         UNREALIZED
                                                                             DECEMBER31,          APPRECIATION/
         SOLD                 EXPIRATION DATE       CONTRACT AMOUNT             1998             (DEPRECIATION)
------------------------     -----------------     -----------------     ------------------     ----------------
British Pound Sterling           1/22/99                $4,440,271             $4,339,648             $100,623
British Pound Sterling           1/22/99                   143,567                144,434                 (867)
New Zealand Dollar               1/22/99                 3,782,184              3,782,206                  (22)
New Zealand Dollar               1/22/99                 2,538,169              2,542,527               (4,358)
New Zealand Dollar               2/12/99                 3,934,580              3,896,302               38,278
                                                   -----------------     ------------------     ----------------
                                                       $14,838,771            $14,705,117             $133,654
                                                   =================     ==================     ================
      PURCHASED
------------------------
New Zealand Dollar               2/12/99                  $568,166               $552,854             $(15,312)
                                                   -----------------     ------------------     ----------------
                                                          $566,166               $552,854             $(15,312)
                                                   =================     ==================     ================
Net unrealized appreciation.....................................................................      $118,342
                                                                                                ================

The State Street Research Income Portfolio had an unrealized net translation gain on foreign currency receivables as follows:

Net unrealized translation gain:

        Interest receivables........................     $902
                                                     --------
               Net unrealized translation gain......     $902
                                                     ========

As of December 31, 1998, the State Street Research Diversified Portfolio experienced an unrealized net gain of $209,813 based on the following foreign currency exchange contracts outstanding:

                                                                           VALUATION AS OF         UNREALIZED
                                                                             DECEMBER 31,         APPRECIATION/
         SOLD                 EXPIRATION DATE       CONTRACT AMOUNT             1998             (DEPRECIATION)
------------------------     -----------------     -----------------     ------------------     ----------------
British Pound Sterling           1/22/99                $7,334,771             $7,168,554             $166,217
British Pound Sterling           1/22/99                   288,785                290,527               (1,742)
New Zealand Dollar               1/22/99                 7,715,445              7,715,490                  (45)
New Zealand Dollar               1/22/99                 5,512,495              5,521,968               (9,473)
New Zealand Dollar               2/12/99                10,949,298             10,842,775              106,523
                                                   -----------------     ------------------     ----------------
                                                       $31,800,794            $31,539,314             $261,480
                                                   =================     ==================     ================
      PURCHASED
------------------------
New Zealand Dollar               2/12/99                $1,917,153             $1,865,486             $(51,667)
                                                   -----------------     ------------------     ----------------
                                                        $1,917,153             $1,865,486             $(51,667)
                                                   =================     ==================     ================
Net unrealized appreciation.....................................................................      $209,813
                                                                                                ================



                                    MSF-126

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

10.  FOREIGN CURRENCY TRANSLATIONS - (CONTINUED):

The State Street Research Diversified Portfolio had an unrealized net translation gain on foreign currency receivables as follows:

  Net unrealized translation gain:

        Dividend reclaim receivables............  $5,935

        Interest receivables....................   1,545
                                                --------
                Net unrealized translation gain.  $7,480
                                                ========

The State Street Research Aggressive Growth Portfolio had an unrealized net translation gain on foreign currency receivables and payables as follows:

  Net unrealized translation gain:

        Dividend receivables....................    $934

        Tax expense payables....................    (140)
                                                --------
                Net unrealized translation gain.    $794
                                                ========


As of December 31, 1998, the Santander International Stock Portfolio experienced an unrealized net loss of $214,861 based on the following foreign currency exchange contracts outstanding:

                                                                VALUATION AS OF          UNREALIZED
                                                                  DECEMBER 31,          APPRECIATION/
    SOLD            EXPIRATION DATE       CONTRACT AMOUNT             1998             (DEPRECIATION)
--------------     -----------------     -----------------     ------------------     ----------------
Japanese Yen           2/26/99               $14,398,595            $14,613,456            $(214,861)
                                         -----------------     ------------------     ----------------
                                             $14,398,595            $14,613,456            $(214,861)
                                         =================     ==================     ================
Net unrealized (depreciation).........................................................     $(214,861)
                                                                                      ================

The Santander International Stock Portfolio had an unrealized net translation gain on foreign currency receivables and payables as follows:


Net unrealized translation gain/(loss):

        Dividend receivables.........................      ($788)
        Dividend reclaim receivables.................     20,384
        Pending spot foreign exchange sales..........      3,765
        Purchase payables............................        970
        Sales Receivables............................     (8,079)
        Tax expense payables.........................        (92)
                                                      ----------
                Net unrealized translation gain......    $16,160
                                                      ==========

The Loomis Sayles High Yield Bond Portfolio had an unrealized net translation gain on foreign currency receivables and payables as follows:

Net unrealized translation gain:

        Interest receivables.........................        $68
                                                      ----------
                Net unrealized translation gain......        $68
                                                      ==========



                                    MSF-127

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------
10. FOREIGN CURRENCY TRANSLATIONS - (CONTINUED):

As of December 31, 1998, the Janus Mid Cap Portfolio experienced an unrealized net gain of $61,814 based on the following foreign currency exchange contracts outstanding:

                                                                          VALUATION AS OF          UNREALIZED
                                                                            DECEMBER 31,          APPRECIATION/
         SOLD                 EXPIRATION DATE       CONTRACT AMOUNT             1998             (DEPRECIATION)
------------------------     -----------------     -----------------     ------------------     ----------------
British Pound Sterling           4/7/99                 $1,429,613             $1,400,198              $29,415
British Pound Sterling           4/7/99                  3,134,681              3,098,663               36,018
British Pound Sterling           4/8/99                  3,148,300              3,148,343                  (43)
British Pound Sterling           5/13/99                 2,423,110              2,426,686               (3,576)
                                                   -----------------     ------------------     ----------------
                                                       $10,135,704            $10,073,890              $61,814
                                                   =================     ==================     ================
Net unrealized appreciation.....................................................................       $61,814
                                                                                                ================

The Janus Mid Cap Portfolio had an unrealized net translation (loss) on foreign currency receivables as follows:

  Net unrealized translation (loss):

        Dividend reclaim receivables................    $(121)
                                                    ---------

                Net unrealized translation (loss)...    $(121)
                                                    =========


As of December 31, 1998, the Scudder Global Equity Portfolio experienced an unrealized net loss of $417,623 based on the following foreign currency exchange contracts outstanding:

                                                                 VALUATION AS OF         UNREALIZED
                                                                   DECEMBER 31,         APPRECIATION/
    SOLD            EXPIRATION DATE       CONTRACT AMOUNT             1998             (DEPRECIATION)
--------------     -----------------     -----------------     ------------------     ----------------
Japanese Yen            3/4/99                  $215,000               $255,448             $(40,448)
Japanese Yen           3/29/99                 2,540,771              2,997,813             (457,042)
                                         -----------------     ------------------     ----------------
                                              $2,755,771             $3,253,261            $(497,490)
                                         =================     ==================     ================
 PURCHASED
--------------
Japanese Yen           3/29/99                  $390,000               $461,952              $71,952
Japanese Yen           3/29/99                   185,000                192,915               $7,915
                                         -----------------     ------------------     ----------------
                                                $575,000               $654,867              $79,867
                                         =================     ==================     ================
Net unrealized (depreciation) ........................................................     $(417,623)
                                                                                      ================

The Scudder Global Equity Portfolio had an unrealized net translation gain on foreign currency receivables and payables as follows:

  Net unrealized translation gain/(loss):
        Dividend receivables......................       $253
        Dividend reclaim receivables..............      3,877
        Interest receivables......................       (210)
        Interest reclaim receivables..............        219
        Tax expense payables......................        (42)
                                                   ----------
              Net unrealized translation gain.....     $4,097
                                                   ==========


                                    MSF-128

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

10.  FOREIGN CURRENCY TRANSLATIONS - (CONTINUED):

The T. Rowe Price Large Cap Growth Portfolio had an unrealized net translation loss on foreign currency receivables and payables as follows:

  Net unrealized translation gain/(loss):

        Dividend receivables........................     $(2)
        Pending spot foreign exchange sales.........    (372)
        Purchase payables...........................     225
                                                    --------
              Net unrealized translation (loss).....   $(149)
                                                    ========

The Morgan Stanley EAFE Index Portfolio had an unrealized net translation loss on foreign currency receivables and payables as follows:

  Net unrealized translation gain/(loss):

        Dividend receivables.......................     $(48)
        Dividend reclaim receivables...............        2
        Pending spot foreign exchange purchases....     (302)
        Pending spot foreign exchange sales........       (9)
        Purchase payables..........................   (2,230)
        Sales receivables..........................    1,854
        Tax expense payables.......................        3
                                                    --------
              Net unrealized translation (loss)....    $(730)
                                                    ========

                                    MSF-129

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Directors and Officers
--------------------------------------------------------------------------------
As of February 22, 1999


DIRECTORS:                                           OFFICERS:
---------------------------------------------------  --------------------------------------------------------------
David A. Levene--Chairman of the Board and Director  David A. Levene--Chief Executive Officer
Steve A. Garban--Director                            Christopher P. Nicholas--President and Chief Operating Officer
Malcolm T. Hopkins--Director                         Elaine Stevenson--Vice President
Robert A. Lawrence--Director                         Lawrence A. Vranka--Vice-President
Dean O. Morton--Director                             Bradford W. White--Controller
Michael S. Scott Morton--Director                    Janet Morgan--Treasurer
Arthur G. Typermass--Director                        Robin Wagner--Secretary

        This report has been prepared for the prospective owners of the UL2001 policies issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This report may be distributed only when preceded or accompanied by the most recent quarterly performance sheet and the current prospectus for the UL2001 policy. Please consult the prospectus for information regarding applicable fees and charges.

              If you want more information, please contact your
                             sales representative.




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MSFAnnualReportUL2001T(0299)
Date of First Use: 02/26/99
                                                99022V3F(exp0899)MLIC-LD

This report has been prepared for the prospective owners of UL2001 policies issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This report may be distributed only when preceded or accompanied by the most recent quarterly performance sheet and the current prospectus for the UL2001 policy. Please consult the prospectus for information regarding applicable fees and charges.

    If you want more information, please contact your sales representative.

                                                   -------------------

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                                                         Standard
                                                    U.S. Postage Paid
                                                      Lancaster, PA
                                                       Permit 1620

                                                   -------------------


[LOGO OF METLIFE(R) APPEARS HERE]

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P.O. Box 520
Warwick, RI 02887-0520

Address Service Requested

MSFAnnualReportUL2001W(0299)
Date of First Use: 02/26/99
                                                   99022V3O(exp0899)MLIC-LD